                                                           OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  February 28, 2006
                                                     Estimated average burden
                                                     hours per response    20.00



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number         811-03833

                          MainStay VP Series Fund, Inc.
               (Exact name of registrant as specified in charter)


                  51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)                             (Zip Code)

     Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    212-576-7000

Date of fiscal year end:       December 31

Date of reporting period:      September 30, 2005


ITEM 1.  SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended September 30, 2005 is filed herewith.

MAINSTAY VP BALANCED FUND
PORTFOLIO OF INVESTMENTS                            September 30, 2005 unaudited

                                                             SHARES      VALUE
                                                             ------   ----------
   COMMON STOCKS (59.0%)                   +

   AEROSPACE & DEFENSE (0.1%)
   Northrop Grumman Corp.                                     1,862   $  101,200
                                                                      ----------
   AGRICULTURE (1.4%)
   Altria Group, Inc.                                         8,911      656,830
   UST, Inc.                                                 10,538      441,121
                                                                      ----------
                                                                       1,097,951
                                                                      ----------
   AUTO MANUFACTURERS (0.7%)
   Ford Motor Co.                          (a)               55,681      549,015
                                                                      ----------
   AUTO PARTS & EQUIPMENT (0.6%)
   Lear Corp.                              (a)               13,195      448,234
                                                                      ----------
   BANKS (3.8%)
   Comerica, Inc.                                             8,927      525,800
   Commerce Bancshares, Inc.                                  9,239      475,624
   Fifth Third Bancorp                     (a)               10,530      386,767
   KeyCorp                                                   17,133      552,539
   M&T Bank Corp.                                             4,867      514,491
   TCF Financial Corp.                                       17,404      465,557
                                                                      ----------
                                                                       2,920,778
                                                                      ----------
   BEVERAGES (0.4%)
   PepsiAmericas, Inc.                                       12,349      280,693
                                                                      ----------
   BIOTECHNOLOGY (0.1%)
   Biogen Idec, Inc.                       (a)(b)             2,205       87,053
                                                                      ----------
   BUILDING MATERIALS (0.0%)               ++
   Masco Corp.                                                  631       19,359
                                                                      ----------
   COMMERCIAL SERVICES & SUPPLIES (0.6%)
   Equifax, Inc.                                             13,082      457,085
                                                                      ----------
   COMPUTERS (0.1%)
   Hewlett-Packard Co.                                        3,733      109,004
                                                                      ----------
   DIVERSIFIED FINANCIAL SERVICES (7.9%)
   AG Edwards, Inc.                                           5,697      249,586
   AmeriCredit Corp.                       (b)               19,139      456,848
   Bear Stearns Cos., Inc. (The)                              5,151      565,322
   CIT Group, Inc.                         (a)               10,007      452,116
&  Citigroup, Inc.                                           19,445      885,136
   Federal National Mortgage Association                     12,527      707,274
   Janus Capital Group, Inc.                                  6,606       95,457
   Lehman Brothers Holdings, Inc.          (a)                5,804      676,050
&  Merrill Lynch & Co., Inc.                                 14,255      874,544
&  Morgan Stanley                                            15,825      853,600

   WFS Financial, Inc.                        (b)              4,236     284,617
                                                                       ---------
                                                                       6,100,550
                                                                       ---------
   ELECTRIC (4.1%)
   American Electric Power Co., Inc.                          14,317     568,385
   DPL, Inc.                                                  17,239     479,244
   Edison International                                       12,241     578,754
   Entergy Corp.                                               7,783     578,432
   NRG Energy, Inc.                           (a)(b)          11,753     500,678
   Reliant Energy, Inc.                          (b)          28,334     437,477
                                                                       ---------
                                                                       3,142,970
                                                                       ---------
   ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
   Energizer Holdings, Inc.                   (b)              8,037     455,698
                                                                       ---------
   ENVIRONMENTAL CONTROL (0.6%)
   Republic Services, Inc.                                    14,002     494,131
                                                                       ---------
   FOOD (1.3%)
   Hershey Co. (The)                                           8,177     460,447
   Hormel Foods Corp.                                          9,581     316,077
   Tyson Foods, Inc. Class A                                  12,513     225,860
                                                                       ---------
                                                                       1,002,384
                                                                       ---------
   HEALTH CARE SERVICES (1.2%)
   Aetna, Inc.                                                 5,741     494,530
   Community Health Systems, Inc.             (b)              7,194     279,199
   Humana, Inc.                               (b)              3,809     182,375
                                                                       ---------
                                                                         956,104
                                                                       ---------
   HOME BUILDERS (0.8%)
   Meritage Homes Corp.                       (b)              4,661     357,312
   Ryland Group, Inc.                                          3,923     268,412
                                                                       ---------
                                                                         625,724
                                                                       ---------
   INSURANCE (10.0%)
   Alleghany Corp.                            (b)                433     132,498
   Allmerica Financial Corp.                                  11,649     479,240
&  Allstate Corp. (The)                                       13,468     744,646
   American National Insurance Co.                             1,870     222,754
   AmerUs Group Co.                                            8,548     490,399
   CIGNA Corp.                                                 4,919     579,753
   Jefferson-Pilot Corp.                                       9,905     506,839
   Lincoln National Corp.                                      9,939     517,027
   MetLife, Inc.                                              12,408     618,291
   MGIC Investment Corp.                      (a)              7,006     449,785
   Old Republic International Corp.                           18,779     500,836
   Progressive Corp. (The)                    (a)              4,377     458,578
   Prudential Financial, Inc.                                 10,478     707,894
   Radian Group, Inc.                                          1,436      76,252
   SAFECO Corp.                                                9,266     494,619
   StanCorp Financial Group, Inc.                              5,682     478,424
   Torchmark Corp.                                             5,532     292,255
                                                                       ---------
                                                                       7,750,090
                                                                       ---------
   MEDIA (3.3%)
   Clear Channel Communications, Inc.                         17,001     559,163
   Comcast Corp. Class A                      (b)             21,674     636,782
   Liberty Media Corp. Class A                (b)             69,542     559,813

   Viacom, Inc. Class B                                       22,376     738,632
   Walt Disney Co. (The)                                       1,225      29,559
                                                                       ---------
                                                                       2,523,949
                                                                       ---------
   OIL & GAS (6.7%)
   Amerada Hess Corp.                                          3,826     526,075
   Anadarko Petroleum Corp.                                    6,336     606,672
   Burlington Resources, Inc.                                  8,358     679,672
   Chevron Corp.                                               8,875     574,479
   ConocoPhillips                                                724      50,615
&  ExxonMobil Corp.                                           35,542   2,258,339
   Sunoco, Inc.                                                6,121     478,662
                                                                       ---------
                                                                       5,174,514
                                                                       ---------
   OIL, GAS & CONSUMABLE FUELS (0.8%)
   Apache Corp.                                                8,012     602,663
                                                                       ---------
   PHARMACEUTICALS (1.7%)
&  Merck & Co., Inc.                                          27,750     755,077
   Pfizer, Inc.                                               21,248     530,563
                                                                       ---------
                                                                       1,285,640
                                                                       ---------
   PIPELINES (1.0%)
   Equitable Resources, Inc.                                  11,926     465,829
   Williams Cos., Inc.                                        13,235     331,537
                                                                       ---------
                                                                         797,366
                                                                       ---------
   REAL ESTATE INVESTMENT TRUSTS (2.9%)
   Annaly Mortgage Management, Inc.        (a)                36,010     466,329
   Crescent Real Estate Equities Co.                           8,784     180,160
   Equity Office Properties Trust                             15,925     520,907
   Federated Department Stores, Inc.                           8,856     592,201
   New Century Financial Corp.             (a)                 5,391     195,532
   Sears Holdings Corp.                    (b)                 2,146     267,005
                                                                       ---------
                                                                       2,222,134
                                                                       ---------
   RETAIL (1.7%)
   AutoNation, Inc.                        (b)                23,418     467,657
   Circuit City Stores, Inc.                                  25,390     435,692
   Dillard's, Inc. Class A                                    21,025     439,002
                                                                       ---------
                                                                       1,342,351
                                                                       ---------
   SAVINGS & LOANS (0.6%)
   Astoria Financial Corp.                                    17,638     465,996
   Washington Mutual, Inc.                 (a)                   763      29,925
                                                                       ---------
                                                                         495,921
                                                                       ---------
   SEMICONDUCTORS (0.7%)
   Freescale Semiconductor, Inc. Class B   (b)                22,234     524,278
                                                                       ---------
   TELECOMMUNICATIONS (1.5%)
   ALLTEL Corp.                                                9,192     598,491
   BellSouth Corp.                                             2,414      63,488
   CenturyTel, Inc.                                           14,553     509,064
                                                                       ---------
                                                                       1,171,043
                                                                       ---------
   TOYS, GAMES & HOBBIES (0.6%)
   Mattel, Inc.                                               30,049     501,217
                                                                       ---------

   TRANSPORTATION (2.6%)
   Burlington Northern Santa Fe Corp.                        10,337      618,153
   CSX Corp.                                                    529       24,588
   Laidlaw International, Inc.                               20,454      494,373
   Norfolk Southern Corp.                                       646       26,202
   Overseas Shipholding Group, Inc.                           6,682      389,761
   Swift Transportation Co., Inc.      (b)                   24,847      439,792
                                                                      ----------
                                                                       1,992,869
                                                                      ----------
   TRUCKING & LEASING (0.6%)
   GATX Corp.                                                11,692      462,419
                                                                      ----------
   Total Common Stocks
      (Cost $44,708,723)                                              45,694,387
                                                                      ----------

                                                          PRINCIPAL
                                                            AMOUNT
                                                          ---------
   LONG-TERM BONDS (38.5%)
   CORPORATE BONDS (37.3%)

   AEROSPACE & DEFENSE (0.5%)
   United Technologies Corp.
   7.125%, due 11/15/10                                     $325,000     360,749
                                                                       ---------
   BANKS (5.0%)
   Bank of America Corp.
&  7.80%, due 2/15/10                                        700,000     781,268
   Bank One Corp.
   7.875%, due 8/1/10                                        475,000     536,534
   Deutsche Bank Financial, Inc.
   6.70%, due 12/13/06                                       125,000     127,995
   Mellon Bank N.A.
   7.625%, due 9/15/07                                       160,000     169,246
   Mellon Funding Corp.
   6.70%, due 3/1/08                                         550,000     574,201
   SunTrust Banks, Inc.
   6.25%, due 6/1/08                                         200,000     207,942
   US Bank N.A.
   5.70%, due 12/15/08                                       400,000     411,755
   Wachovia Bank N.A.
   7.80%, due 8/18/10                                        500,000     567,409
   Wachovia Corp.
   6.375%, due 1/15/09 - 2/1/09                              200,000     210,117
   Wells Fargo Bank N.A.
   7.55%, due 6/21/10                                        275,000     307,473
                                                                       ---------
                                                                       3,893,940
                                                                       ---------
   BEVERAGES (1.1%)
   Anheuser-Busch Cos., Inc.
   5.375%, due 9/15/08                                       100,000     102,316
   6.00%, due 4/15/11                                        600,000     638,428
   Coca-Cola Co. (The)
   5.75%, due 3/15/11                                        125,000     130,881
                                                                       ---------
                                                                         871,625
                                                                       ---------
   BUILDING PRODUCTS (0.2%)
   Masco Corp.
   5.75%, due 10/15/08                                       150,000     154,348
                                                                       ---------
   CAPITAL MARKETS (3.7%)
   Bear Stearns Cos., Inc. (The)
   6.75%, due 12/15/07                                       438,000     457,212

   Goldman Sachs Group, Inc. (The)
   6.875%, due 1/15/11                                       300,000     326,517
   JPMorgan Chase & Co.
   6.00%, due 1/15/09                                        400,000     414,393
   Lehman Brothers Holdings, Inc.
&  7.875%, due 8/15/10                                       800,000     905,664
   Merrill Lynch & Co., Inc.
   7.00%, due 4/27/08                                        525,000     553,332
   UBS Paine Webber Group, Inc.
   6.55%, due 4/15/08                                        204,000     213,865
                                                                       ---------
                                                                       2,870,983
                                                                       ---------
   CHEMICALS (1.6%)
   Dow Chemical Co. (The)
   6.125%, due 2/1/11                                        350,000     372,987
   EI Du Pont de Nemours & Co.
   6.75%, due 9/1/07                                         325,000     337,651
   6.875%, due 10/15/09                                      175,000     189,216
   Praxair, Inc.
   6.50%, due 3/1/08                                         325,000     336,656
                                                                       ---------
                                                                       1,236,510
                                                                       ---------
   COMPUTERS (1.4%)
   Computer Sciences Corp.
   7.375%, due 6/15/11                                       350,000     390,199
   Hewlett-Packard Co.
   5.50%, due 7/1/07                                         200,000     203,060
   International Business Machines Corp.
   6.45%, due 8/1/07                                         500,000     515,951
                                                                       ---------
                                                                       1,109,210
                                                                       ---------
   COSMETICS & PERSONAL CARE (1.2%)
   Kimberly-Clark Corp.
   7.10%, due 8/1/07                                         625,000     652,625
   Procter & Gamble Co. (The)
   6.875%, due 9/15/09                                       250,000     270,779
                                                                       ---------
                                                                         923,404
                                                                       ---------
   DIVERSIFIED FINANCIAL SERVICES (8.2%)
   Bear Stearns Cos., Inc. (The)
   7.625%, due 12/7/09                                       450,000     497,207
   Boeing Capital Corp.
   7.375%, due 9/27/10                                       500,000     557,818
   CIT Group, Inc.
   6.875%, due 11/1/09                                       520,000     559,448
   Citicorp
   7.25%, due 9/1/08                                         300,000     320,373
   Citigroup, Inc.
   6.50%, due 1/18/11                                        325,000     350,401
   Credit Suisse First Boston USA, Inc.
   6.50%, due 6/1/08                                         619,000     644,531
   General Electric Capital Corp.
   Series A
   6.875%, due 11/15/10                                      300,000     327,526
   7.375%, due 1/19/10                                       200,000     220,707
   8.125%, due 4/1/08                                        300,000     324,021
   8.625%, due 6/15/08                                       100,000     109,471
   Goldman Sachs Group, Inc. (The)
   Series B
   7.35%, due 10/1/09                                        575,000     627,431
   Household Financial Corp.
   6.45%, due 2/1/09                                         200,000     209,451
   John Deere Capital Corp.

   6.00%, due 2/15/09                                        500,000     517,563
   Lehman Brothers Holdings, Inc.
   7.00%, due 2/1/08                                         100,000     104,979
   Merrill Lynch & Co., Inc.
   6.375%, due 10/15/08                                      350,000     367,156
   Morgan Stanley
   5.80%, due 4/1/07                                         200,000     203,271
   Pitney Bowes Credit Corp.
   5.75%, due 8/15/08                                        175,000     180,824
   Wells Fargo Financial, Inc.
   5.875%, due 8/15/08                                       225,000     232,077
                                                                       ---------
                                                                       6,354,255
                                                                       ---------
   DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
   BellSouth Telecommunications, Inc.
   5.875%, due 1/15/09                                       200,000     206,775
   GTE California, Inc.
   Series H
   7.65%, due 3/15/07                                        175,000     181,538
   New York Telephone Co.
   6.00%, due 4/15/08                                        175,000     179,442
                                                                       ---------
                                                                         567,755
                                                                       ---------
   ELECTRICAL COMPONENTS & EQUIPMENT (1.2%)
   Emerson Electric Co.
&  7.125%, due 8/15/10                                       832,000     920,610
                                                                       ---------
   ELECTRONICS (0.2%)
   Honeywell, Inc.
   7.125%, due 4/15/08                                       175,000     185,064
                                                                       ---------
   FOOD (1.9%)
   Campbell Soup Co.
   5.875%, due 10/1/08                                       325,000     336,075
   Kellogg Co.
   6.60%, due 4/1/11                                         425,000     460,464
   Kraft Foods, Inc.
   5.25%, due 6/1/07                                         400,000     404,074
   Unilever Capital Corp.
   7.125%, due 11/1/10                                       250,000     276,544
                                                                       ---------
                                                                       1,477,157
                                                                       ---------
   HOUSEHOLD PRODUCTS (0.7%)
   Avon Products, Inc.
   7.15%, due 11/15/09                                       200,000     218,111
   Clorox Co. (The)
   6.125%, due 2/1/11                                        275,000     292,131
                                                                       ---------
                                                                         510,242
                                                                       ---------
   MACHINERY (1.5%)
   Baker Hughes, Inc.
   6.00%, due 2/15/09                                        205,000     213,244
   Caterpillar, Inc.
&  7.25%, due 9/15/09                                        684,000     744,804
   United Technologies Corp.
   4.875%, due 11/1/06                                       200,000     201,176
                                                                       ---------
                                                                       1,159,224
                                                                       ---------
   MEDIA (0.9%)
   Gannett Co., Inc.
   5.50%, due 4/1/07                                         425,000     430,869
   Walt Disney Co. (The)
   5.375%, due 6/1/07                                        275,000     278,065
                                                                       ---------
                                                                         708,934
                                                                       ---------

   METALS & MINING (0.5%)
   Vastar Resources, Inc.
   6.50%, due 4/1/09                                        350,000      372,020
                                                                      ----------
   MISCELLANEOUS - MANUFACTURING (0.6%)
   Honeywell International, Inc.
   7.50%, due 3/1/10                                        400,000      445,086
                                                                      ----------
   MULTILINE RETAIL (0.3%)
   Target Corp.
   6.35%, due 1/15/11                                       200,000      214,597
                                                                      ----------
   OIL & GAS (1.2%)
   ConocoPhillips
   6.375%, due 3/30/09                                      500,000      528,787
   Texaco Capital Inc.
   8.625%, due 6/30/10                                      320,000      374,404
                                                                      ----------
                                                                         903,191
                                                                      ----------
   PHARMACEUTICALS (0.5%)
   Abbott Laboratories
   5.40%, due 9/15/08                                       200,000      204,492
   6.40%, due 12/1/06                                       200,000      204,356
                                                                      ----------
                                                                         408,848
                                                                      ----------
   RETAIL (1.1%)
   Target Corp.
   5.50%, due 4/1/07                                        300,000      304,488
   Wal-Mart Stores, Inc.
   6.875%, due 8/10/09                                      500,000      538,527
                                                                      ----------
                                                                         843,015
                                                                      ----------
   SOFTWARE (0.1%)
   Oracle Corp.
   6.91%, due 2/15/07                                       100,000      102,941
                                                                      ----------
   SPECIALTY RETAIL (0.6%)
   Lowe's Cos., Inc.
   8.25%, due 6/1/10                                        250,000      287,526
   Nordstrom, Inc.
   5.625%, due 1/15/09                                      175,000      179,013
                                                                      ----------
                                                                         466,539
                                                                      ----------
   TELECOMMUNICATIONS (1.8%)
   Alltel Corp.
   7.00%, due 7/1/12                                        450,000      500,147
   BellSouth Capital Funding
   7.75%, due 2/15/10                                       300,000      334,251
   Verizon Global Funding Corp.
   7.25%, due 12/1/10                                       525,000      580,211
                                                                      ----------
                                                                       1,414,609
                                                                      ----------
   THRIFTS & MORTGAGE FINANCE (0.6%)
   Countrywide Home Loans, Inc.
   5.50%, due 2/1/07                                        300,000      303,263
   Wells Fargo & Co.
   6.25%, due 4/15/08                                       125,000      129,812
                                                                      ----------
                                                                         433,075
                                                                      ----------
   Total Corporate Bonds
      (Cost $29,178,924)                                              28,907,931
                                                                      ----------
   FOREIGN BONDS (1.2%)

   BANKS (0.9%)
   HSBC Holdings PLC

   7.50%, due 7/15/09                                       625,000      684,735
                                                                      ----------
   ENERGY EQUIPMENT & SERVICES (0.1%)
   Pan American Energy LLC
   6.75%, due 2/1/07                                        125,000      128,691
                                                                      ----------
   FOOD (0.2%)
   Sysco International Co.
   6.10%, due 6/1/12                                        125,000      134,203
                                                                      ----------
   Total Foreign Bonds
      (Cost $956,824)                                                    947,629
                                                                      ----------
   Total Long-Term Bonds
      (Cost $30,135,748)                                              29,855,560
                                                                      ----------

                                                                SHARES
                                                                ------
   INVESTMENT COMPANY (0.4%)
   iShares Lehman Aggregate Bond Fund   (a)(c)                   3,000   304,440
                                                                         -------
   Total Investment Company
      (Cost $306,956)                                                    304,440
                                                                         -------

                                                             PRINCIPAL
                                                               AMOUNT
                                                             ---------
   SHORT-TERM INVESTMENTS (4.1%)

   CERTIFICATES OF DEPOSIT (0.2%)
   Skandinaviska Enskilda Banken AB
   3.96%, due 2/22/06                 (d)(e)                  $146,096   146,096
                                                                         -------
   Total Certificates of Deposit
      (Cost $146,096)                                                    146,096
                                                                         -------
   COMMERCIAL PAPER (0.8%)
   Clipper Receivables Corp.
   3.76%, due 10/6/05                 (d)                      104,050   104,050
   Compass Securitization LLC
   3.79%, due 10/24/05                (d)                      103,740   103,740
   Jupiter Securitization Corp.
   3.72%, due 10/12/05                (d)                       62,612    62,612
   Lexington Parker Capital Corp.
   3.80%, due 10/3/05                 (d)                      104,222   104,222
   Liberty Street Funding Co.
   3.75%, due 10/31/05                (d)                       83,483    83,483
   Ranger Funding Co. LLC
   3.76%, due 10/24/05                (d)                       82,766    82,766
   Sheffiled Receivables Corp.
   3.79%, due 10/12/05                (d)                      104,354   104,354
                                                                         -------
   Total Commercial Paper
      (Cost $645,227)                                                    645,227
                                                                         -------

                                                                  SHARES
                                                                  ------
   INVESTMENT COMPANY (0.0%)             ++
   BGI Institutional Money Market Fund   (d)                       1,218   1,218
                                                                           -----
   Total Investment Company
      (Cost $1,218)                                                        1,218
                                                                           -----

                                                      PRINCIPAL
                                                       AMOUNT
                                                      ---------
   TIME DEPOSITS (3.1%)
   Barclays
   3.70%, due 10/14/05                (d)              $125,225       125,225
   BNP Paribas
   3.95%, due 10/3/05                 (d)               375,675       375,675
   Calyon
   3.75%, due 10/27/05                (d)               208,708       208,708
   Credit Suisse First Boston Corp.
   3.74%, due 11/1/05                 (d)               146,096       146,096
   First Tennessee National Corp.
   3.70%, due 10/13/05                (d)               146,096       146,096
   Fortis Bank
   3.75%, due 10/18/05                (d)               313,062       313,062
   HBOS Halifax Bank of Scotland
   3.75%, due 11/1/05                 (d)               146,096       146,096
   Lloyds TSB Bank
   3.76%, due 10/28/05                (d)               104,354       104,354
   Marshall & Ilsley Bank
   3.97%, due 12/29/05                (d)               166,967       166,967
   Regions Bank
   3.76%, due 10/21/05                (d)               146,096       146,096
   Societe Generale
   3.77%, due 11/1/05                 (d)               354,804       354,804
   Wells Fargo
   3.77%, due 10/20/05                (d)               146,096       146,096
                                                                  -----------
   Total Time Deposits
      (Cost $2,379,275)                                             2,379,275
                                                                  -----------
   Total Short-Term Investments
      (Cost $3,171,816)                                             3,171,816
                                                                  -----------
   Total Investments
      (Cost $78,323,243)              (f)                 102.0%   79,026,203(g)
                                                       --------   -----------
   Liabilities in Excess of
      Cash and Other Assets                                (2.0)   (1,541,056)
                                                       --------   -----------
   Net Assets                                             100.0%  $77,485,147
                                                       ========   ===========

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at September 30, 2005.

(f) The cost stated also represents the aggregate cost for federal income tax purposes.

(g) At September 30, 2005 net unrealized appreciation was $702,960, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,083,390 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,380,430.

MAINSTAY VP BASIC VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2005 unaudited

                                                             SHARES      VALUE
                                                             ------   ----------
   COMMON STOCKS (99.8%)                   +

   AEROSPACE & DEFENSE (2.7%)
   Boeing Co. (The)                                          11,100   $  754,245
   United Technologies Corp.                                 35,300    1,829,952
                                                                      ----------
                                                                       2,584,197
                                                                      ----------
   AUTO COMPONENTS (0.7%)
   Johnson Controls, Inc.                                    10,700      663,935
                                                                      ----------
   BEVERAGES (0.5%)
   Coca-Cola Co. (The)                                       11,700      505,323
                                                                      ----------
   CAPITAL MARKETS (3.8%)
   Goldman Sachs Group, Inc. (The)                           11,800    1,434,644
   Merrill Lynch & Co., Inc.                                 27,800    1,705,530
   Morgan Stanley                                             9,000      485,460
                                                                      ----------
                                                                       3,625,634
                                                                      ----------
   CHEMICALS (1.4%)
   Dow Chemical Co. (The)                                     9,800      408,366
   E.I. Du Pont de Nemours & Co.                             12,800      501,376
   Rohm & Haas Co.                                           10,100      415,413
                                                                      ----------
                                                                       1,325,155
                                                                      ----------
   COMMERCIAL BANKS (8.0%)
&  Bank of America Corp.                                     67,812    2,854,885
   PNC Financial Services Group, Inc.
      (The)                                                   8,400      487,368
   SunTrust Banks, Inc.                                       9,600      666,720
   U.S. Bancorp                                              30,100      845,208
   Wachovia Corp.                                            25,200    1,199,268
   Wells Fargo & Co.                                         26,500    1,552,105
                                                                      ----------
                                                                       7,605,554
                                                                      ----------
   COMMUNICATIONS EQUIPMENT (0.8%)
   Motorola, Inc.                                            32,800      724,552
                                                                      ----------
   COMPUTERS & PERIPHERALS (3.0%)
   Hewlett-Packard Co.                                       56,600    1,652,720
   International Business Machines Corp.                     14,600    1,171,212
                                                                      ----------
                                                                       2,823,932
                                                                      ----------
   CONSUMER FINANCE (0.7%)
   Capital One Financial Corp.                                8,600      683,872
                                                                      ----------
   DIVERSIFIED FINANCIAL SERVICES (6.7%)
&  Citigroup, Inc.                                           83,546    3,803,014
&  JPMorgan Chase & Co.                                      73,300    2,487,069
                                                                      ----------
                                                                       6,290,083
                                                                      ----------
   DIVERSIFIED TELECOMMUNICATION
      SERVICES (2.6%)
&  SBC Communications, Inc.                (a)               86,200    2,066,214
   Verizon Communications, Inc.                              13,182      430,920
                                                                      ----------
                                                                       2,497,134
                                                                      ----------

   ELECTRIC UTILITIES (2.9%)
   Edison International                                       12,600     595,728
   Entergy Corp.                                               6,600     490,512
   Exelon Corp.                                               20,700   1,106,208
   FPL Group, Inc.                                            10,900     518,840
                                                                       ---------
                                                                       2,711,288
                                                                       ---------
   ELECTRICAL EQUIPMENT (1.7%)
   Cooper Industries Ltd. Class A                              7,000     483,980
   Emerson Electric Co.                                       16,300   1,170,340
                                                                       ---------
                                                                       1,654,320
                                                                       ---------
   ENERGY EQUIPMENT & SERVICES (0.9%)
   Schlumberger Ltd.                       (a)                 9,600     810,048
                                                                       ---------
   FOOD & STAPLES RETAILING (0.6%)
   CVS Corp.                                                  18,600     539,586
                                                                       ---------
   FOOD PRODUCTS (1.6%)
   Campbell Soup Co.                                          16,300     484,925
   General Mills, Inc.                                        21,600   1,041,120
                                                                       ---------
                                                                       1,526,045
                                                                       ---------
   HEALTH CARE EQUIPMENT & SUPPLIES
      (0.5%)
   Boston Scientific Corp.                 (b)                19,000     444,030
                                                                       ---------
   HEALTH CARE PROVIDERS & SERVICES
      (1.6%)
   Medco Health Solutions, Inc.            (b)                10,700     586,681
   WellPoint, Inc.                         (b)                12,500     947,750
                                                                       ---------
                                                                       1,534,431
                                                                       ---------
   HOTELS, RESTAURANTS & LEISURE (1.1%)
   McDonald's Corp.                                           29,700     994,653
                                                                       ---------
   HOUSEHOLD PRODUCTS (1.8%)
   Colgate-Palmolive Co.                                      31,600   1,668,164
                                                                       ---------
   INDEPENDENT POWER PRODUCERS & ENERGY
      TRADERS (0.6%)
   Constellation Energy Group, Inc.                            8,800     542,080
                                                                       ---------
   INDUSTRIAL CONGLOMERATES (4.6%)
   General Electric Co.                                       48,200   1,622,894
&  Tyco International Ltd.                 (a)                98,700   2,748,795
                                                                       ---------
                                                                       4,371,689
                                                                       ---------
   INSURANCE (7.5%)
   Allstate Corp. (The)                                        8,000     442,320
   American International Group, Inc.                         27,458   1,701,298
   Chubb Corp. (The)                                           7,300     653,715
   Genworth Financial, Inc. Class A        (a)                51,500   1,660,360
   Prudential Financial, Inc.                                 23,100   1,560,636
   St. Paul Travelers Cos., Inc. (The)                        24,000   1,076,880
                                                                       ---------
                                                                       7,095,209
                                                                       ---------
   IT SERVICES (2.2%)
   Accenture Ltd. Class A                  (b)                19,100     486,286
   Automatic Data Processing, Inc.                            36,400   1,566,656
                                                                       ---------
                                                                       2,052,942
                                                                       ---------
   MACHINERY (0.7%)
   Eaton Corp.                                                10,700     679,985
                                                                       ---------
   MEDIA (6.9%)

   Clear Channel Communications, Inc.                        49,400    1,624,766
   Comcast Corp. Class A                         (b)         15,200      446,576
   News Corp. Class A                                        57,000      888,630
   Omnicom Group, Inc.                           (a)         11,200      936,656
   Time Warner, Inc.                                         54,700      990,617
   Viacom, Inc. Class B                                      22,200      732,822
   Walt Disney Co. (The)                                     36,200      873,506
                                                                      ----------
                                                                       6,493,573
                                                                      ----------
   MULTILINE RETAIL (0.5%)
   Kohl's Corp.                                  (b)          8,600      431,548
                                                                      ----------
   MULTI-UTILITIES (1.0%)
   PG&E Corp.                                                25,000      981,250
                                                                      ----------
   OIL, GAS & CONSUMABLE FUELS (13.2%)
   Apache Corp.                                               6,600      496,452
   BP PLC ADR                                    (c)         19,500    1,381,575
   Burlington Resources, Inc.                                11,600      943,312
&  Chevron Corp.                                             30,500    1,974,265
&  ConocoPhillips                                            28,500    1,992,435
   Devon Energy Corp.                                         6,700      459,888
&  ExxonMobil Corp.                                          62,782    3,989,168
   Marathon Oil Corp.                                        18,000    1,240,740
                                                                      ----------
                                                                      12,477,835
                                                                      ----------
   PAPER & FOREST PRODUCTS (0.9%)
   Bowater, Inc.                                             13,900      392,953
   International Paper Co.                                   15,800      470,840
                                                                      ----------
                                                                         863,793
                                                                      ----------
   PERSONAL PRODUCTS (0.6%)
   Estee Lauder Cos., Inc. (The) Class A                     15,800      550,314
                                                                      ----------
   PHARMACEUTICALS (4.5%)
   Abbott Laboratories                                       24,600    1,043,040
&  Pfizer, Inc.                                              81,300    2,030,061
   Wyeth                                                     24,800    1,147,496
                                                                      ----------
                                                                       4,220,597
                                                                      ----------
   ROAD & RAIL (1.2%)
   Union Pacific Corp.                                       15,200    1,089,840
                                                                      ----------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
   (0.4%)
   Fairchild Semiconductor International, Inc.   (b)         27,800      413,108
                                                                      ----------
   SOFTWARE (2.5%)
   Microsoft Corp.                                           60,374    1,553,423
   Oracle Corp.                                  (b)         67,400      835,086
                                                                      ----------
                                                                       2,388,509
                                                                      ----------
   SPECIALTY RETAIL (0.4%)
   Gap, Inc. (The)                                           22,100      385,203
                                                                      ----------
   THRIFTS & MORTGAGE FINANCE (4.1%)
   Countrywide Financial Corp.                               17,300      570,554
   Federal Home Loan Mortgage Corp.                          21,800    1,230,828
   PMI Group, Inc. (The)                                     26,800    1,068,516
   Washington Mutual, Inc.                       (a)         24,900      976,578
                                                                      ----------
                                                                       3,846,476
                                                                      ----------
   TOBACCO (2.1%)

&  Altria Group, Inc.                                        27,400    2,019,654
                                                                      ----------
   WIRELESS TELECOMMUNICATION SERVICES (2.3%)
   ALLTEL Corp.                                              11,000      716,210
   Sprint Nextel Corp.                                       36,200      860,836
   Vodafone Group PLC ADR                        (c)         23,200      602,504
                                                                      ----------
                                                                       2,179,550
                                                                      ----------
   Total Common Stocks
      (Cost $86,427,379)                                              94,295,091
                                                                      ----------

                                                           PRINCIPAL
                                                             AMOUNT
                                                           ---------
   SHORT-TERM INVESTMENTS (9.1%)

   CERTIFICATES OF DEPOSIT (0.4%)
   Skandinaviska Enskilda Banken AB
   3.96%, due 2/22/06                 (d)(e)                $382,931     382,931
                                                                       ---------
   Total Certificates of Deposit
      (Cost $382,931)                                                    382,931
                                                                       ---------
   COMMERCIAL PAPER (1.8%)
   Clipper Receivables Corp.
   3.76%, due 10/6/05                 (d)                    272,724     272,724
   Compass Securitization LLC
   3.79%, due 10/24/05                (d)                    271,914     271,914
   Jupiter Securitization Corp.
   3.72%, due 10/12/05                (d)                    164,113     164,113
   Lexington Parker Capital Corp.
   3.80%, due 10/3/05                 (d)                    273,176     273,176
   Liberty Street Funding Co.
   3.75%, due 10/31/05                (d)                    218,818     218,818
   Ranger Funding Co. LLC
   3.76%, due 10/24/05                (d)                    216,937     216,937
   Sheffiled Receivables Corp.
   3.79%, due 10/12/05                (d)                    273,522     273,522
                                                                       ---------
   Total Commercial Paper
      (Cost $1,691,204)                                                1,691,204
                                                                       ---------

                                                                  SHARES
                                                                  ------
   INVESTMENT COMPANY (0.0%)             ++
   BGI Institutional Money Market Fund   (d)                       3,194   3,194
                                                                  ------   -----
   Total Investment Company
      (Cost $3,194)                                                        3,194
                                                                           -----

                                                             PRINCIPAL
                                                               AMOUNT
                                                             ---------
   TIME DEPOSITS (6.6%)
   Barclays
   3.70%, due 10/14/05                (d)                     $328,226   328,226
   BNP Paribas
   3.95%, due 10/3/05                 (d)                      984,679   984,679
   Calyon
   3.75%, due 10/27/05                (d)                      547,044   547,044
   Credit Suisse First Boston Corp.
   3.74%, due 11/1/05                 (d)                      382,931   382,931
   First Tennessee National Corp.
   3.70%, due 10/13/05                (d)                      382,931   382,931
   Fortis Bank
   3.75%, due 10/18/05                (d)                      820,566   820,566
   HBOS Halifax Bank of Scotland

   3.75%, due 11/1/05             (d)                  382,931        382,931
   Lloyds TSB Bank
   3.76%, due 10/28/05            (d)                  273,522        273,522
   Marshall & Ilsley Bank
   3.97%, due 12/29/05            (d)                  437,635        437,635
   Regions Bank
   3.76%, due 10/21/05            (d)                  382,931        382,931
   Societe Generale
   3.77%, due 11/1/05             (d)                  929,975        929,975
   Wells Fargo & Co.
   3.77%, due 10/20/05            (d)                  382,931        382,931
                                                                 ------------
   Total Time Deposits
      (Cost $6,236,302)                                             6,236,302
                                                                 ------------
   FEDERAL AGENCY (0.3%)
   Federal Home Loan Bank
   3.18%, due 10/3/05                                  326,000        325,942
                                                                 ------------
   Total Federal Agency
      (Cost $325,942)                                                 325,942
                                                                 ------------
   Total Short-Term Investments
      (Cost $8,639,573)                                             8,639,573
                                                                 ------------
   Total Investments
      (Cost $95,066,952)          (f)                    108.9%   102,934,664(g)
   Liabilities in Excess of
      Cash and Other Assets                               (8.9)    (8,419,124)
                                                       -------   ------------
   Net Assets                                            100.0%  $ 94,515,540
                                                       =======   ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c)  ADR - American Depositary Receipt.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at September 30, 2005.

(f)  The cost for federal income tax purposes is $95,200,818.

(g) At September 30, 2005 net unrealized appreciation was $7,733,846, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $11,161,341 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,427,495.

MAINSTAY VP BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2005 unaudited

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
   LONG-TERM BONDS (98.9%)                 +
   ASSET-BACKED SECURITIES (5.0%)

   CONSUMER FINANCE (1.9%)
   MBNA Credit Card Master Note Trust
   2003-A2, Class A2                       (a)
   3.818%, due 8/15/08                                 $ 5,000,000   $ 5,001,287
   Series 2005-6A, Class A
   4.50%, due 1/15/13                                    4,000,000     3,983,752
                                                                     -----------
                                                                       8,985,039
                                                                     -----------
   DIVERSIFIED FINANCIAL SERVICES (3.1%)
   Bank One Issuance Trust
   2003-A2, Class A2
   3.818%, due 2/15/06                     (a)           5,000,000     5,001,033
   Morgan Stanley Capital
   2004-HQ3 A4
&  4.80%, due 1/13/41                                   10,000,000     9,866,738
                                                                     -----------
                                                                      14,867,771
                                                                     -----------
   Total Asset-Backed Securities
      (Cost $23,536,019)                                              23,852,810
                                                                     -----------

   CORPORATE BONDS (29.5%)

   AEROSPACE & DEFENSE (0.3%)
   Raytheon Co.
   6.40%, due 12/15/18                                   1,175,000     1,297,837
                                                                     -----------
   AUTO PARTS & EQUIPMENT (0.2%)
   Lear Corp.
   Series B
   5.75%, due 8/1/14                       (b)             875,000       730,625
                                                                     -----------
   AUTOMOBILES (0.4%)
   Daimler Chrysler NA Holding Corp.
   8.00%, due 6/15/10                                    1,000,000     1,107,301
   Ford Motor Credit Co.
   7.45%, due 7/16/31                                    1,000,000       780,000
                                                                     -----------
                                                                       1,887,301
                                                                     -----------
   BANKS (1.3%)
   Bank of America Corp.
   7.80%, due 2/15/10                                    2,000,000     2,232,194
   Cathay United Bank Co. Ltd.
   5.50%, due 10/5/20                      (c)           3,875,000     3,874,109
                                                                     -----------
                                                                       6,106,303
                                                                     -----------
   BEVERAGES (0.8%)
   Coca-Cola Enterprises, Inc.
   6.75%, due 1/15/38                                    2,000,000     2,308,140
   8.50%, due 2/1/22                                     1,000,000     1,316,467
                                                                     -----------
                                                                       3,624,607
                                                                     -----------
   BUILDING MATERIALS (0.3%)

   Masco Corp.
   4.80%, due 6/15/15                                     1,500,000    1,451,316
                                                                      ----------
   COMMERCIAL BANKS (0.8%)
   Bank One Corp.
   4.125%, due 9/1/07                                     2,000,000    1,987,518
   National City Corp.
   3.20%, due 4/1/08                                      1,000,000      968,777
   Wells Fargo & Co.
   6.375%, due 8/1/11                                     1,000,000    1,071,128
                                                                      ----------
                                                                       4,027,423
                                                                      ----------
   CONSUMER FINANCE (1.0%)
   HSBC Finance Corp.
   5.00%, due 6/30/15                                     4,750,000    4,671,563
                                                                      ----------
   DIVERSIFIED FINANCIAL SERVICES (6.0%)
   American General Finance Corp.
   5.375%, due 9/1/09                                     1,000,000    1,017,766
   Associates Corp. of North America
   6.95%, due 11/1/18                                     2,000,000    2,334,970
   Capital One Bank
   4.25%, due 12/1/08                                     1,000,000      982,024
   CIT Group, Inc.
   7.75%, due 4/2/12                                      2,000,000    2,292,660
   Ford Motor Credit Co.
   6.25%, due 2/16/06                                     1,000,000    1,000,281
   6.875%, due 2/1/06                                     2,000,000    2,008,184
   General Electric Capital Corp.
   6.00%, due 6/15/12                                     5,000,000    5,322,130
   General Motors Acceptance Corp.
   6.125%, due 9/15/06                                    2,500,000    2,507,940
   Goldman Sachs Group, Inc. (The)
   5.70%, due 9/1/12                                      4,000,000    4,148,728
   Mellon Financial Corp.
   6.40%, due 5/14/11                                     1,125,000    1,212,113
   Morgan Stanley
   6.75%, due 4/15/11                                     2,000,000    2,175,678
   Residential Capital Corp.
   6.375%, due 6/30/10                     (c)            1,750,000    1,772,888
   Westfield Capital
   5.125%, due 11/15/14                    (c)            1,625,000    1,612,897
                                                                      ----------
                                                                      28,388,259
                                                                      ----------
   ELECTRIC (1.7%)
   FirstEnergy Corp.
   Series C
   7.375%, due 11/15/31                                   1,750,000    2,052,519
   Nisource Finance Corp.
   7.625%, due 11/15/05                                   3,000,000    3,011,031
   Pacific Gas & Electric Co.
   6.05%, due 3/1/34                                      1,500,000    1,560,588
   San Diego Gas & Electric Co.
   5.35%, due 5/15/35                                       500,000      492,733
   Wisconsin Power & Light Co.
   6.25%, due 7/31/34                                       925,000      987,055
                                                                      ----------
                                                                       8,103,926
                                                                      ----------
   ELECTRIC UTILITIES (2.8%)
   Carolina Power & Light
   6.125%, due 9/15/33                                    1,000,000    1,075,309

   6.50%, due 7/15/12                                     2,000,000    2,163,558
   Cleveland Electric Illuminating Co. (The)
   5.65%, due 12/15/13                                    1,000,000    1,024,402
   Consumers Energy Co.
   5.80%, due 9/15/35                                     1,125,000    1,106,279
   DTE Energy Co.
   6.45%, due 6/1/06                                      1,000,000    1,012,155
   FPL Group Capital, Inc.
   3.25%, due 4/11/06                                     2,000,000    1,988,516
   Illinois Power Co.
   7.50%, due 6/15/09                                     1,500,000    1,625,230
   Kansas Gas & Electric Co.
   6.20%, due 1/15/06                                     2,000,000    2,010,296
   Pepco Holdings, Inc.
   3.75%, due 2/15/06                                     1,000,000      997,305
   Public Service Co. of New Mexico
   4.40%, due 9/15/08                                       500,000      492,069
                                                                      ----------
                                                                      13,495,119
                                                                      ----------
   FOOD (0.9%)
   Kellogg Co.
   6.60%, due 4/1/11                                      2,000,000    2,166,888
   Safeway, Inc.
   6.50%, due 3/1/11                                      2,125,000    2,216,604
                                                                      ----------
                                                                       4,383,492
                                                                      ----------
   FOOD & STAPLES RETAILING (1.4%)
   Delhaize America, Inc.
   7.375%, due 4/15/06                                    2,500,000    2,534,497
   8.125%, due 4/15/11                                    1,000,000    1,083,812
   9.00%, due 4/15/31                                     1,000,000    1,154,341
   Kroger Co. (The)
   7.70%, due 6/1/29                                      1,000,000    1,130,661
   Wal-Mart Stores, Inc.
   5.25%, due 9/1/35                                      1,000,000      967,735
                                                                      ----------
                                                                       6,871,046
                                                                      ----------
   FOREST PRODUCTS & PAPER (0.1%)
   Weyerhaeuser Co.
   7.375%, due 3/15/32                                      500,000      565,609
                                                                      ----------
   GAS (1.1%)
   Michigan Consolidated Gas Co.
   Series B
   7.15%, due 5/30/06                                     5,000,000    5,077,605
                                                                      ----------
   HOME BUILDERS (0.4%)
   Lennar Corp.
   5.125%, due 10/1/10                         (c)        1,850,000    1,831,652
                                                                      ----------
   HOUSEHOLD DURABLES (0.2%)
   Ryland Group, Inc.
   5.375%, due 5/15/12                                    1,000,000      977,190
                                                                      ----------
   INSURANCE (0.7%)
   ASIF Global Financing XVIII
   3.85%, due 11/26/07                         (c)        1,575,000    1,546,689
   Marsh & McLennan Cos., Inc.
   7.125%, due 6/15/09                                    1,875,000    1,986,825
                                                                      ----------
                                                                       3,533,514
                                                                      ----------
   LODGING (0.2%)
   Harrah's Operating Co., Inc.

   5.625%, due 6/1/15                            (c)      1,000,000      988,561
                                                                      ----------
   MEDIA (2.0%)
   Clear Channel Communications, Inc.
   5.50%, due 9/15/14                                     1,150,000    1,108,442
   Comcast Cable Communications Holdings, Inc.
   8.375%, due 3/15/13                                    2,100,000    2,484,653
   Comcast Corp.
   5.65%, due 6/15/35                                     1,400,000    1,308,664
   Historic TW, Inc.
   6.625%, due 5/15/29                                    1,398,000    1,462,319
   Time Warner, Inc.
   7.625%, due 4/15/31                                    1,000,000    1,171,530
   Walt Disney Co. (The)
   6.75%, due 3/30/06                                     2,000,000    2,022,472
                                                                      ----------
                                                                       9,558,080
                                                                      ----------
   OIL & GAS (0.4%)
   Enbridge Energy Partners, LP
   6.30%, due 12/15/34                                    1,000,000    1,017,518
   Enterprise Products Operating, LP
   5.75%, due 3/1/35                                        875,000      800,011
                                                                      ----------
                                                                       1,817,529
                                                                      ----------
   PHARMACEUTICALS (0.7%)
   Eli Lilly & Co.
   4.50%, due 3/15/18                                     1,500,000    1,422,606
   Pfizer, Inc.
   4.65%, due 3/1/18                                      1,800,000    1,745,438
                                                                      ----------
                                                                       3,168,044
                                                                      ----------
   REAL ESTATE (2.7%)
   Archstone-Smith Operating Trust
   5.25%, due 5/1/15                                      1,875,000    1,865,901
   Avalonbay Communities, Inc.
   6.625%, due 9/15/11                                    1,000,000    1,076,448
   Mack-Cali Realty, LP
   5.05%, due 4/15/10                                       315,000      313,534
   Regency Centers, LP
   5.25%, due 8/1/15                             (c)        875,000      867,295
   7.95%, due 1/15/11                                     2,250,000    2,522,011
   Rouse Co.
   3.625%, due 3/15/09                                    1,000,000      934,744
   Summit Properties Partnership, LP
   7.04%, due 5/9/06                                      5,000,000    5,063,045
                                                                      ----------
                                                                      12,642,978
                                                                      ----------
   ROAD & RAIL (0.5%)
   CSX Corp.
   4.01%, due 8/3/06                             (a)      1,547,000    1,549,534
   5.50%, due 8/1/13                                      1,000,000    1,027,289
                                                                      ----------
                                                                       2,576,823
                                                                      ----------
   TELECOMMUNICATIONS (1.9%)
   AT&T Corp.
   9.05%, due 11/15/11                                      947,000    1,066,559
   BellSouth Corp.
   5.20%, due 9/15/14                                     1,000,000    1,003,658
   New Cingular Wireless Services, Inc.
   8.75%, due 3/1/31                                      1,000,000    1,349,798
   Sprint Capital Corp.
   7.125%, due 1/30/06                                    1,000,000    1,008,229
   8.375%, due 3/15/12                                    1,250,000    1,471,048
   8.75%, due 3/15/32                                     1,750,000    2,346,624

   Verizon Global Funding Corp.
   5.85%, due 9/15/35                                      750,000       737,585
                                                                     -----------
                                                                       8,983,501
                                                                     -----------
   THRIFTS & MORTGAGE FINANCE (0.3%)
   Countrywide Home Loans, Inc.
   4.00%, due 3/22/11                                    1,500,000     1,424,979
                                                                     -----------
   TRANSPORTATION (0.4%)
   Norfolk Southern Corp.
   5.64%, due 5/17/29                                    1,926,000     1,931,791
   7.80%, due 5/15/27                                       74,000        93,747
                                                                     -----------
                                                                       2,025,538
                                                                     -----------
   Total Corporate Bonds
      (Cost $140,625,727)                                            140,210,420
                                                                     -----------

   FOREIGN BONDS (2.8%)

   DIVERSIFIED FINANCIAL SERVICES
      (1.3%)
   Telecom Italia Capital SA
   6.00%, due 9/30/34                  (c)               1,375,000     1,347,423
   Temasek Financial I Ltd.
   4.50%, due 9/21/15                  (c)               4,750,000     4,635,183
                                                                     -----------
                                                                       5,982,606
                                                                     -----------
   FOREIGN GOVERNMENTS (1.5%)
   Ontario (Province of)
   5.50%, due 10/1/08                                    4,000,000     4,128,284
   Quebec Province
   4.60%, due 5/26/15                                    2,000,000     1,968,092
   United Mexican States
   6.75%, due 9/27/34                                    1,000,000     1,065,000
                                                                     -----------
                                                                       7,161,376
                                                                     -----------
   Total Foreign Bonds
      (Cost $13,029,690)                                              13,143,982
                                                                     -----------

   U.S. GOVERNMENT &
      FEDERAL AGENCIES (61.2%)

   FEDERAL HOME LOAN BANK (4.2%)
   2.625%, due 2/16/07                                   5,000,000     4,874,420
&  3.625%, due 11/14/08                                 10,000,000     9,760,100
   3.75%, due 8/15/07                                    5,000,000     4,943,045
                                                                     -----------
                                                                      19,577,565
                                                                     -----------
   FEDERAL HOME LOAN MORTGAGE
      CORPORATION (16.0%)
   4.00%, due 5/1/19 - 6/1/20                            2,966,226     2,849,925
&  4.50%, due 8/1/20                                    13,948,736    13,663,899
   4.50%, due 6/1/19 - 8/1/35                            4,176,066     4,007,164
   5.00%, due 4/1/20 - 8/1/35                           26,419,871    25,899,725
   5.50%, due 12/1/18 - 8/1/35                          13,058,532    13,095,516
&  6.00%, due 8/1/34                                    13,306,850    13,540,644
   6.00%, due 5/1/35                                       957,252       974,071
   6.50%, due 7/1/17                                       315,102       325,353
   7.00%, due 1/1/33                                     1,818,534     1,900,256
                                                                     -----------
                                                                      76,256,553
                                                                     -----------
   FEDERAL NATIONAL MORTGAGE
      ASSOCIATION (16.0%)
   4.00%, due 10/1/20                  TBA (d)           3,000,000     2,885,625
   4.50%, due 12/1/19 - 8/1/20                           9,803,074     9,604,964
   5.00%, due 1/1/18 - 5/1/33                           15,887,197    15,854,206
   5.25%, due 8/1/12                                     2,000,000     2,054,672
&  5.50%, due 9/1/33                                    13,175,964    13,182,072
   5.50%, due 5/1/16 - 8/1/35                           22,214,452    22,235,866

&  6.00%, due 8/1/34                                     6,661,034     6,773,449
   6.00%, due 2/1/14 - 9/1/32                              864,468       886,665
   6.50%, due 11/1/09 - 7/1/31                           1,766,480     1,821,044
   7.00%, due 2/1/27 - 4/1/31                              982,547     1,031,067
   7.50%, due 7/1/28                                       253,764       269,098
                                                                     -----------
                                                                      76,598,728
                                                                     -----------
   GOVERNMENT NATIONAL MORTGAGE
      ASSOCIATION (2.1%)
   4.396%, due 1/16/24                                   3,000,000     2,940,818
   5.50%, due 10/1/35                  TBA (d)           3,000,000     3,027,186
   6.50%, due 4/15/32 - 7/15/35                          3,307,098     3,441,310
   7.00%, due 7/15/31                                      231,287       243,253
   9.00%, due 4/15/26                                      172,274       189,635
                                                                     -----------
                                                                       9,842,202
                                                                     -----------
   U.S. TREASURY BOND (1.6%)
   5.375%, due 2/15/31                 (b)               5,475,000     6,133,708
   6.25%, due 8/15/23                                    1,000,000     1,195,742
                                                                     -----------
                                                                       7,329,450
                                                                     -----------
   U.S. TREASURY NOTE (21.3%)
   2.25%, due 2/15/07                                    3,100,000     3,021,409
   2.625%, due 3/15/09                 (b)               5,000,000     4,748,440
   3.00%, due 11/15/07 - 2/15/08                         9,000,000     8,780,037
   3.125%, due 5/15/07                                   2,000,000     1,967,188
&  3.375%, due 2/15/08                 (b)              14,250,000    13,992,830
   3.375%, due 2/28/07                 (b)               5,000,000     4,945,310
&  3.50%, due 5/31/07                  (b)               9,250,000     9,149,915
&  3.625%, due 1/15/10                                  11,250,000    10,990,283
&  3.75%, due 5/15/08                  (b)              15,000,000    14,839,455
   3.875%, due 7/31/07 - 9/15/10       (b)               6,000,000     5,941,641
   4.00%, due 8/31/07 - 3/15/10                          4,735,000     4,709,354
   4.125%, due 8/15/08 - 8/15/10       (b)              12,335,000    12,297,639
   4.25%, due 8/15/15                                    4,375,000     4,347,656
   4.875%, due 2/15/12                                     200,000       206,742
   5.00%, due 2/15/11 - 8/15/11        (b)                 965,000     1,002,133
                                                                     -----------
                                                                     100,940,032
                                                                     -----------
   Total U.S. Government & Federal Agencies
      (Cost $293,825,365)                                            290,544,530
                                                                     -----------

   YANKEE BONDS (0.4%)                 (e)

   INSURANCE (0.4%)
   ACE Ltd.
   6.00%, due 4/1/07                                     1,750,000     1,778,058
                                                                     -----------
   Total Yankee Bonds
      (Cost $1,804,849)                                                1,778,058
                                                                     -----------
   Total Long-Term Bonds
      (Cost $472,821,650)                                            469,529,800
                                                                     -----------

   SHORT-TERM INVESTMENTS (14.2%)

   CERTIFICATES OF DEPOSIT (0.6%)
   Skandinaviska Enskilda Banken AB
   3.96%, due 2/22/06                  (a)(f)            2,603,146     2,603,146
                                                                     -----------
   Total Certificates of Deposit
      (Cost $2,603,146)                                                2,603,146
                                                                     -----------
   COMMERCIAL PAPER (4.7%)

   Clipper Receivables Corp.
   3.76%, due 10/6/05                   (f)                   1,853,967    1,853,967
   Compass Securitization LLC
   3.79%, due 10/24/05                  (f)                   1,848,457    1,848,457
   Countrywide Financial Corp.
   3.85%, due 10/5/05                   (g)                   4,000,000    3,998,289
   Jupiter Securitization Corp.
   3.72%, due 10/12/05                  (f)                   1,115,634    1,115,634
   Lexington Parker Capital Corp.
   3.80%, due 10/3/05                   (f)                   1,857,035    1,857,035
   Liberty Street Funding Co.
   3.75%, due 10/31/05                  (f)                   1,487,512    1,487,512
   National City Credit Corp.
   3.69%, due 10/20/05                  (g)                   2,290,000    2,285,540
   Rabobank USA Finance Corp.
   3.87%, due 10/3/05                   (g)                   4,655,000    4,653,999
   Ranger Funding Co. LLC
   3.76%, due 10/24/05                  (f)                   1,474,729    1,474,729
   Sheffiled Receivables Corp.
   3.79%, due 10/12/05                  (f)                   1,859,390    1,859,390
                                                                          ----------
   Total Commercial Paper
      (Cost $22,434,552)                                                  22,434,552
                                                                          ----------

                                                                 SHARES
                                                                 ------
   INVESTMENT COMPANY (0.0%)            ++
   BGI Institutional Money Market Fund  (f)                      21,710       21,710
                                                                              ------
   Total Investment Company
      (Cost $21,710)                                                          21,710
                                                                              ------

                                                               PRINCIPAL
                                                                 AMOUNT
                                                               ----------
   TIME DEPOSITS (8.9%)
   Barclays
   3.70%, due 10/14/05                  (f)                  $2,231,268    2,231,268
   BNP Paribas
   3.95%, due 10/3/05                   (f)                   6,693,805    6,693,805
   Calyon
   3.75%, due 10/27/05                  (f)                   3,718,782    3,718,782
   Credit Suisse First Boston Corp.
   3.74%, due 11/1/05                   (f)                   2,603,146    2,603,146
   First Tennessee National Corp.
   3.70%, due 10/13/05                  (f)                   2,603,146    2,603,146
   Fortis Bank
   3.75%, due 10/18/05                  (f)                   5,578,170    5,578,170
   HBOS Halifax Bank of Scotland
   3.75%, due 11/1/05                   (f)                   2,603,146    2,603,146
   Lloyds TSB Bank
   3.76%, due 10/28/05                  (f)                   1,859,390    1,859,390
   Marshall & Ilsley Bank
   3.97%, due 12/29/05                  (f)                   2,975,024    2,975,024
   Regions Bank
   3.76%, due 10/21/05                  (f)                   2,603,146    2,603,146
   Societe Generale
   3.77%, due 11/1/05                   (f)                   6,321,927    6,321,927
   Wells Fargo & Co.
   3.77%, due 10/20/05                  (f)                   2,603,146    2,603,146
                                                                          ----------
   Total Time Deposits
      (Cost $42,394,096)                                                  42,394,096
                                                                          ----------

   Total Short-Term Investments
      (Cost $67,453,504)                                           67,453,504
                                                                 ------------
   Total Investments
      (Cost $540,275,154)         (h)                    113.1%   536,983,304(i)
   Liabilities in Excess of
      Cash and Other Assets                              (13.1)   (62,038,191)
                                                         -----   ------------
   Net Assets                                            100.0%  $474,945,113
                                                         =====   ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Floating rate. Rate shown is the rate in effect at September 30, 2005.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  May be sold to institutional investors only.

(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and the maturity will be determined upon settlement.

(e) Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.

(f) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)  Segregated as collateral for TBAs.

(h)  The cost for federal income tax purposes is $540,320,156.

(i) At September 30, 2005 net unrealized depreciation was $3,336,852, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,407,450 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $5,744,302.

MAINSTAY VP CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2005 unaudited

                                                            SHARES      VALUE
                                                           -------   -----------
   COMMON STOCKS (100.0%)                  +

   AEROSPACE & DEFENSE (3.8%)
   L-3 Communications Holdings, Inc.       (a)             214,200   $16,936,794
   United Technologies Corp.                               325,800    16,889,472
                                                                     -----------
                                                                      33,826,266
                                                                     -----------
   AIR FREIGHT & LOGISTICS (1.7%)
   FedEx Corp.                                             173,300    15,099,629
                                                                     -----------
   AUTOMOBILES (1.6%)
   Harley-Davidson, Inc.                                   293,700    14,226,828
                                                                     -----------
   BEVERAGES (1.1%)
   PepsiCo, Inc.                                           179,900    10,202,129
                                                                     -----------
   BIOTECHNOLOGY (5.3%)
&  Amgen, Inc.                             (b)             256,200    20,411,454
   Genentech, Inc.                         (b)             163,800    13,793,598
   Gilead Sciences, Inc.                   (b)             269,700    13,150,572
                                                                     -----------
                                                                      47,355,624
                                                                     -----------
   CAPITAL MARKETS (0.4%)
   Morgan Stanley                                           59,200     3,193,248
                                                                     -----------
   CHEMICALS (2.1%)
&  Praxair, Inc.                                           384,000    18,405,120
                                                                     -----------
   COMMUNICATIONS EQUIPMENT (5.4%)
   Corning, Inc.                           (b)             910,700    17,603,831
   Motorola, Inc.                                          784,600    17,331,814
   Qualcomm, Inc.                                          167,000     7,473,250
   Research In Motion Ltd.                 (b)              82,400     5,636,160
                                                                     -----------
                                                                      48,045,055
                                                                     -----------
   COMPUTERS & PERIPHERALS (6.0%)
   Apple Computer, Inc.                    (b)             327,600    17,562,636
   Dell, Inc.                              (b)             455,600    15,581,520
   EMC Corp.                               (b)             756,500     9,789,110
   International Business Machines Corp.                   123,900     9,939,258
                                                                     -----------
                                                                      52,872,524
                                                                     -----------
   CONSUMER FINANCE (3.5%)
   American Express Co.                                    285,000    16,370,400
   Capital One Financial Corp.                             187,000    14,870,240
                                                                     -----------
                                                                      31,240,640
                                                                     -----------
   ENERGY EQUIPMENT & SERVICES (8.9%)
   Baker Hughes, Inc.                                      293,900    17,539,952
&  BJ Services Co.                         (a)             535,800    19,283,442
   ENSCO International, Inc.                               223,500    10,412,865
   Transocean, Inc.                        (b)             228,500    14,009,335
   Weatherford International Ltd.          (b)             263,700    18,105,642
                                                                     -----------
                                                                      79,351,236
                                                                     -----------
   FOOD & STAPLES RETAILING (1.6%)

   Walgreen Co.                                             320,500   13,925,725
                                                                      ----------
   HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
   Fisher Scientific International, Inc.      (b)           253,800   15,748,290
                                                                      ----------
   HEALTH CARE PROVIDERS & SERVICES (11.2%)
&  Caremark Rx, Inc.                          (b)           393,900   19,667,427
   Coventry Health Care, Inc.                 (b)           116,000    9,978,320
   Quest Diagnostics, Inc.                                  302,000   15,263,080
&  UnitedHealth Group, Inc.                                 527,700   29,656,740
&  WellPoint, Inc.                            (b)           331,800   25,157,077
                                                                      ----------
                                                                      99,722,644
                                                                      ----------
   HOTELS, RESTAURANTS & LEISURE (1.1%)
   Carnival Corp.                             (a)           191,900    9,591,162
                                                                      ----------
   HOUSEHOLD DURABLES (7.4%)
   Centex Corp.                                             240,200   15,512,116
&  D.R. Horton, Inc.                                        527,166   19,093,952
   Harman International Industries, Inc.                    123,500   12,630,345
&  Lennar Corp. Class A                                     307,100   18,352,296
                                                                      ----------
                                                                      65,588,709
                                                                      ----------
   INDUSTRIAL CONGLOMERATES (3.4%)
   3M Co.                                     (a)           188,100   13,799,016
   General Electric Co.                                     497,400   16,747,458
                                                                      ----------
                                                                      30,546,474
                                                                      ----------
   INTERNET & CATALOG RETAIL (0.8%)
   eBay, Inc.                                 (b)           163,600    6,740,320
                                                                      ----------
   LEISURE EQUIPMENT & PRODUCTS (0.9%)
   Brunswick Corp.                                          203,000    7,659,190
                                                                      ----------
   MACHINERY (3.4%)
   Danaher Corp.                              (a)           295,600   15,912,148
   Illinois Tool Works, Inc.                  (a)           175,500   14,448,915
                                                                      ----------
                                                                      30,361,063
                                                                      ----------
   MEDIA (1.5%)
   Omnicom Group, Inc.                        (a)           158,600   13,263,718
                                                                      ----------
   MULTILINE RETAIL (3.5%)
   Kohl's Corp.                               (b)           319,000   16,007,420
   Target Corp.                                             281,900   14,639,067
                                                                      ----------
                                                                      30,646,487
                                                                      ----------
   OIL, GAS & CONSUMABLE FUELS (2.0%)
   Apache Corp.                                              43,000    3,234,460
   Peabody Energy Corp.                                     175,600   14,811,860
                                                                      ----------
                                                                      18,046,320
                                                                      ----------
   PHARMACEUTICALS (2.3%)
   Johnson & Johnson                                        287,800   18,211,984
   Teva Pharmaceutical Industries Ltd., ADR   (a)(c)         76,400    2,553,288
                                                                      ----------
                                                                      20,765,272
                                                                      ----------
   ROAD & RAIL (0.8%)
   Norfolk Southern Corp.                                   176,600    7,162,896
                                                                      ----------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
      (6.9%)
   Analog Devices, Inc.                                     245,300    9,110,442
&  Intel Corp.                                              891,500   21,975,475
   Linear Technology Corp.                                  284,300   10,686,837

   Maxim Integrated Products, Inc.                         155,600     6,636,340
   National Semiconductor Corp.                            102,800     2,703,640
   Texas Instruments, Inc.                                 291,100     9,868,290
                                                                     -----------
                                                                      60,981,024
                                                                     -----------
   SOFTWARE (2.1%)
   Microsoft Corp.                                         214,400     5,516,512
   Oracle Corp.                              (b)         1,084,700    13,439,433
                                                                     -----------
                                                                      18,955,945
                                                                     -----------
   SPECIALTY RETAIL (5.5%)
   Bed Bath & Beyond, Inc.                   (b)           393,700    15,818,866
   Best Buy Co., Inc.                                      353,400    15,383,502
   Lowe's Cos., Inc.                                       271,000    17,452,400
                                                                     -----------
                                                                      48,654,768
                                                                     -----------
   TEXTILES, APPAREL & LUXURY GOODS (4.0%)
&  Coach, Inc.                               (b)           608,400    19,079,424
   Nike, Inc. Class B                        (a)           199,900    16,327,832
                                                                     -----------
                                                                      35,407,256
                                                                     -----------
   Total Common Stocks
      (Cost $690,617,270)                                            887,585,562
                                                                     -----------

                                                         PRINCIPAL
                                                           AMOUNT
                                                         ----------
   SHORT-TERM INVESTMENTS (8.1%)

   CERTIFICATES OF DEPOSIT (0.4%)
   Skandinaviska Enskilda Banken AB
   3.96%, due 2/22/06                 (d)(e)             $3,290,267    3,290,267
                                                                      ----------
   Total Certificates of Deposit
      (Cost $3,290,267)                                                3,290,267
                                                                      ----------
   COMMERCIAL PAPER (1.7%)
   Clipper Receivables Corp.
   3.76%, due 10/6/05                 (e)                 2,343,336    2,343,336
   Compass Securitization LLC
   3.79%, due 10/24/05                (e)                 2,336,372    2,336,372
   Jupiter Securitization Corp.
   3.72%, due 10/12/05                (e)                 1,410,114    1,410,114
   Lexington Parker Capital Corp.
   3.80%, due 10/3/05                 (e)                 2,347,214    2,347,214
   Liberty Street Funding Co.
   3.75%, due 10/31/05                (e)                 1,880,153    1,880,153
   Ranger Funding Co. LLC
   3.76%, due 10/24/05                (e)                 1,863,995    1,863,995
   Sheffiled Receivables Corp.
   3.79%, due 10/12/05                (e)                 2,350,191    2,350,191
   UBS Finance Delaware LLC
   3.86%, due 10/3/05                                       420,000      419,910
                                                                      ----------
   Total Commercial Paper
      (Cost $14,951,285)                                              14,951,285
                                                                      ----------

                                                                 SHARES
                                                                 ------
   INVESTMENT COMPANY (0.0%)             @
   BGI institutional Money Market Fund   (e)                     27,441   27,441
                                                                          ------
   Total Investment Company
      (Cost $27,441)                                                      27,441
                                                                          ------

                                                     PRINCIPAL
                                                       AMOUNT
                                                    ----------
   TIME DEPOSITS (6.0%)
   Barclays
   3.70%, due 10/14/05                (e)           $2,820,229      2,820,229
   BNP Paribas
   3.95%, due 10/3/05                 (e)            8,460,687      8,460,687
   Calyon
   3.75%, due 10/27/05                (e)            4,700,381      4,700,381
   Credit Suisse First Boston Corp.
   3.74%, due 11/1/05                 (e)            3,290,267      3,290,267
   First Tennessee National Corp.
   3.70%, due 10/13/05                (e)            3,290,267      3,290,267
   Fortis Bank
   3.75%, due 10/18/05                (e)            7,050,572      7,050,572
   HBOS Halifax Bank of Scotland
   3.75%, due 11/1/05                 (e)            3,290,267      3,290,267
   Lloyds TSB Bank
   3.76%, due 10/28/05                (e)            2,350,191      2,350,191
   Marshall & Ilsley Bank
   3.97%, due 12/29/05                (e)            3,760,305      3,760,305
   Regions Bank
   3.76%, due 10/21/05                (e)            3,290,267      3,290,267
   Societe Generale
   3.77%, due 11/1/05                 (e)            7,990,648      7,990,648
   Wells Fargo & Co.
   3.77%, due 10/20/05                (e)            3,290,267      3,290,267
                                                                 ------------
   Total Time Deposits
      (Cost $53,584,348)                                           53,584,348
                                                                 ------------
   Total Short-Term Investments
      (Cost $71,853,341)                                           71,853,341
                                                                 ------------
   Total Investments
      (Cost $762,470,611)             (f)                108.1%   959,438,903(g)
   Liabilities in Excess of
      Cash and Other Assets                               (8.1)   (71,819,536)
                                                    ----------   ------------
   Net Assets                                            100.0%  $887,619,367
                                                    ==========   ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c)  ADR - American Depositary Receipt.

(d)  Floating rate. Rate shown is the rate in effect at September 31, 2005.

(e) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)  The cost for federal income tax purposes is $763,733,729.

(g) At September 30, 2005 net unrealized appreciation was $195,705,174, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $210,574,586 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $14,869,412.

MAINSTAY VP CASH MANAGEMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2005 unaudited

                                                        PRINCIPAL     AMORTIZED
                                                         AMOUNT         COST
                                                       ----------   ------------
   SHORT-TERM INVESTMENTS (102.0%)   +
   CERTIFICATES OF DEPOSIT (5.0%)
   Barclays Bank PLC
   3.735%, due 11/14/05                                $3,000,000   $  3,000,054
   Deutsche Bank AG
   3.525%, due 10/13/05                                 3,000,000      3,000,005
   3.88%, due 12/21/05                                  3,000,000      3,003,091
   HSBC Bank USA
   3.415%, due 11/21/05                                 2,925,000      2,962,438
   Lloyds TSB Bank PLC
   3.69%, due 12/13/05                                  3,000,000      3,023,967
                                                                    ------------
                                                                      14,989,555
                                                                    ------------
   COMMERCIAL PAPER (51.0%)
   Abbey National N. A. LLC
   3.79%, due 11/21/05                                  3,000,000      2,983,892
   ABN AMRO N.A. Finance, Inc.
   3.52%, due 10/20/05                                  3,150,000      3,144,148
   3.75%, due 11/30/05                                  3,000,000      2,981,250
   Allianz Finance Corp.
   3.69%, due 11/2/05                (a)                2,650,000      2,641,308
   American General Finance Corp.
   3.57%, due 11/14/05                                  2,075,000      2,065,946
   3.60%, due 10/17/05                                  3,000,000      2,995,200
   ANZ (Delaware), Inc.
   3.40%, due 12/2/05                                   3,000,000      2,982,433
   3.58%, due 10/28/05                                  3,000,000      2,991,945
   Atlantis One Funding Corp.
   3.75%, due 10/27/05               (a)                2,925,000      2,917,078
   ChevronTexaco Funding Corp.
   3.70%, due 10/28/05                                  3,350,000      3,340,704
   Dexia Delaware LLC
   3.86%, due 12/23/05                                  3,000,000      2,973,302
   European Investment Bank
   3.65%, due 10/17/05                                  3,000,000      2,995,133
   General Electric Capital Corp.
   3.85%, due 12/5/05                                   2,800,000      2,780,536
   Goldman Sachs Group, Inc. (The)
   3.29%, due 11/2/05                                   4,000,000      3,988,303
   3.41%, due 11/22/05                                  3,000,000      2,985,224
   HBOS Treasury Services
   3.665%, due 11/9/05                                  2,600,000      2,589,677
   3.70%, due 11/15/05                                  2,800,000      2,787,050
   3.73%, due 11/14/05                                  3,400,000      3,384,500
   ING U.S. Funding LLC
   3.41%, due 10/19/05                                  3,250,000      3,244,459
   3.70%, due 11/17/05                                  2,300,000      2,288,890
   KfW International Finance, Inc.
   3.74%, due 10/24/05               (a)                  875,000        872,909
   3.83%, due 2/14/06                (a)                3,900,000      3,843,571
   Merck & Co., Inc.
   3.72%, due 10/21/05                                  3,500,000      3,492,767

   MetLife Funding, Inc.
   3.56%, due 10/25/05                                  2,250,000      2,244,660
   Minnesota Mining & Manufacturing Co.
   3.55%, due 10/24/05                                  3,000,000      2,993,196
   3.62%, due 11/22/05                                  1,800,000      1,790,588
   Morgan Stanley
   3.79%, due 11/7/05                                   3,450,000      3,436,561
   Nationwide Building Society
   3.70%, due 11/17/05                    (a)           3,500,000      3,483,093
   3.83%, due 12/6/05                     (a)           3,000,000      2,978,935
   Nestle Capital Corp.
   3.52%, due 10/3/05                     (a)           2,300,000      2,299,550
   3.56%, due 11/3/05                     (a)           6,025,000      6,005,351
   Private Export Funding Corp.
   3.42%, due 10/20/05                    (a)           4,050,000      4,042,690
   3.52%, due 10/21/05                    (a)           3,000,000      2,994,133
   Prudential Funding LLC
   3.60%, due 10/7/05                                   3,000,000      2,998,200
   3.68%, due 10/27/05                                  2,825,000      2,817,492
   Rabobank USA Finance Corp.
   3.48%, due 10/14/05                                  3,000,000      2,996,230
   3.88%, due 10/3/05                                   2,700,000      2,699,418
   Ranger Funding Co. LLC
   3.75%, due 10/26/05                    (a)           3,400,000      3,391,146
   Royal Bank of Canada
   3.65%, due 11/3/05                                   3,500,000      3,488,290
   San Paolo IMI U.S. Financial Co.
   3.71%, due 11/28/05                                  2,050,000      2,037,747
   3.80%, due 11/23/05                                  3,400,000      3,380,979
   Societe Generale North America, Inc.
   3.51%, due 10/13/05                                  3,000,000      2,996,490
   3.73%, due 11/25/05                                  3,000,000      2,982,904
   Svenska Handelsbanken, Inc. AB
   3.46%, due 10/11/05                                  3,975,000      3,971,179
   3.55%, due 10/4/05                                   3,200,000      3,199,054
   Swiss RE Financial Products
   3.50%, due 11/1/05                     (a)           3,400,000      3,389,753
   3.86%, due 2/1/06                      (a)           3,000,000      2,960,435
   Toyota Motor Credit Corp.
   3.72%, due 10/18/05                                  2,900,000      2,894,906
   UBS Finance Delaware LLC
   3.64%, due 11/7/05                                   3,000,000      2,988,777
   3.87%, due 12/8/05                                   3,400,000      3,375,146
                                                                    ------------
                                                                     152,107,128
                                                                    ------------
   CORPORATE BONDS (9.8%)
   Bank One Corp.
   6.50%, due 2/1/06                      (b)           3,700,000      3,733,211
   Citigroup, Inc.
   3.94%, due 5/19/06                     (c)           3,000,000      3,002,829
   4.02%, due 3/20/06                     (c)           3,000,000      3,002,339
   Metropolitan Life Global Funding I
   3.91%, due 10/27/06                    (a)(c)        4,000,000      4,000,000
   Pharmacia Corp.
   5.75%, due 12/1/05                     (b)           3,500,000      3,511,640
   Unilever Capital Corp.
   6.88%, due 11/1/05                     (b)           3,000,000      3,007,013
   Wal-Mart Stores, Inc.

   3.73%, due 3/16/06                           (c)       3,050,000    3,048,594
   Wells Fargo & Co.
   3.86%, due 3/3/06                            (c)       3,000,000    3,001,752
   3.96%, due 9/15/06                           (c)       3,000,000    3,003,739
                                                                      ----------
                                                                      29,311,117
                                                                      ----------
   FOREIGN GOVERNMENT (1.0%)
   Province of Quebec Series NY
   6.50%, due 1/17/06                           (b)       3,000,000    3,023,643
                                                                      ----------
   MEDIUM TERM NOTES (10.5%)
   American Express Credit Corp.
   Series B
   3.76%, due 10/5/06                           (c)       4,000,000    4,000,000
   3.93%, due 9/19/06                           (c)       2,700,000    2,704,444
   Bank One Corp.
   Series C
   3.90%, due 8/11/06                           (c)       3,350,000    3,354,845
   General Electric Capital Corp.
   4.02%, due 9/18/06                           (c)       3,000,000    3,004,810
   HSBC Finance Corp.
   3.71%, due 10/27/06                          (c)       3,000,000    3,002,328
   Merrill Lynch & Co., Inc.
   4.09%, due 9/18/06                           (c)       3,000,000    3,006,496
   Series B
   4.09%, due 3/7/06                            (c)       3,000,000    3,004,555
   Morgan Stanley Group, Inc.
   4.25%, due 3/27/06                           (c)       3,000,000    3,004,234
   SLM Corp.
   3.85%, due 1/25/06                           (c)       4,000,000    4,002,846
   Toyota Motor Credit Corp.
   3.86%, due 6/12/06                           (c)       2,250,000    2,250,697
                                                                      ----------
                                                                      31,335,255
                                                                      ----------
   FEDERAL AGENCIES (24.7%)
   Federal Home Loan Banks
   3.41%, due 10/5/05                           (c)       6,000,000    5,999,974
   3.45%, due 10/6/05                                     2,200,000    2,198,946
   3.52%, due 10/26/05                                    3,500,000    3,491,444
   3.55%, due 11/4/05                                     3,000,000    2,989,856
   3.58%, due 11/4/05                                     3,000,000    2,989,942
   3.60%, due 11/14/05                                    3,800,000    3,783,280
   Federal Home Loan Mortgage Corporation
   3.25%, due 10/18/05 - 10/19/05                         4,350,000    4,343,134
   3.34%, due 11/22/05                                    2,325,000    2,313,783
   3.49%, due 10/25/05                                    1,350,000    1,346,859
   3.50%, due 10/31/05                                    3,000,000    2,991,250
   3.53%, due 11/10/05                                    2,470,000    2,460,312
   3.58%, due 11/8/05                                     2,125,000    2,116,970
   3.59%, due 11/15/05                                    2,700,000    2,687,884
   3.60%, due 11/29/05 - 12/6/05                          8,000,000    7,950,542
   3.62%, due 12/12/05                                    2,200,000    2,184,094
   Federal National Mortgage Association
   3.28%, due 11/2/05                                     4,500,000    4,486,880
   3.30%, due 11/2/05                                     1,800,000    1,794,720
   3.47%, due 10/12/05                                    3,350,000    3,346,448
   3.54%, due 11/23/05                                    4,850,000    4,824,724
   3.55%, due 10/24/05 - 11/16/05                         6,275,000    6,254,417

   3.62%, due 11/16/05                                 3,230,000      3,215,059
                                                                   ------------
                                                                     73,770,518
                                                                   ------------
   Total Short-Term Investments
      (Amortized Cost $304,537,216)   (d)                  102.0%   304,537,216
   Liabilities in Excess of
      Cash and Other Assets                                 (2.0)    (5,863,880)
                                                       ---------   ------------
   Net Assets                                              100.0%  $298,673,336
                                                       =========   ============

+    Percentages indicated are based on Portfolio net assets.

(a)  May be sold to institutional investors only.

(b)  Coupon interest bearing security.

(c)  Floating rate. Rate shown is the rate in effect at September 30, 2005.

(d) The cost stated also represents the aggregate cost for federal income tax purposes.

MAINSTAY VP COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2005 unaudited

                                                            SHARES      VALUE
                                                           -------   -----------
   COMMON STOCKS (99.1%)                    +

   AEROSPACE & DEFENSE (2.3%)
   Boeing Co. (The)                                        128,509   $ 8,732,187
   Goodrich Corp.                                           20,040       888,574
   Honeywell International, Inc.                            70,295     2,636,063
   Lockheed Martin Corp.                                    63,657     3,885,623
   Precision Castparts Corp.                                32,971     1,750,760
   Raytheon Co.                                             35,826     1,362,105
   Rockwell Collins, Inc.                                   43,330     2,093,706
                                                                     -----------
                                                                      21,349,018
                                                                     -----------
   AIR FREIGHT & LOGISTICS (0.4%)
   FedEx Corp.                                              25,496     2,221,466
   Ryder System, Inc.                                       15,811       541,052
   United Parcel Service, Inc. Class B                       9,768       675,262
                                                                     -----------
                                                                       3,437,780
                                                                     -----------
   AIRLINES (0.0%)                          ++
   Alaska Air Group, Inc.                   (a)              6,494       188,716
                                                                     -----------
   AUTO COMPONENTS (0.1%)
   BorgWarner, Inc.                                          2,196       123,986
   Dana Corp.                                                6,184        58,191
   Delphi Corp.                                             67,936       187,503
   Goodyear Tire & Rubber Co. (The)         (a)(b)          43,584       679,475
   Visteon Corp.                            (a)             26,624       260,383
                                                                     -----------
                                                                       1,309,538
                                                                     -----------
   AUTOMOBILES (0.8%)
   Ford Motor Co.                                          440,115     4,339,534
   General Motors Corp.                     (b)             70,864     2,169,147
   Harley-Davidson, Inc.                                    18,138       878,605
                                                                     -----------
                                                                       7,387,286
                                                                     -----------
   BEVERAGES (0.6%)
   Coca-Cola Co. (The)                                      49,564     2,140,669
   Coca-Cola Enterprises, Inc.                              13,046       254,397
   Constellation Brands, Inc. Class A       (a)              7,935       206,310
   Pepsi Bottling Group, Inc. (The)         (b)             30,041       857,671
   PepsiCo, Inc.                                            30,517     1,730,619
                                                                     -----------
                                                                       5,189,666
                                                                     -----------
   BIOTECHNOLOGY (0.8%)
   Amgen, Inc.                              (a)             72,898     5,807,784
   Applera Corp.-Applied Biosystems Group                   10,512       244,299

   Biogen Idec, Inc.                      (a)(b)             7,500       296,100
   Invitrogen Corp.                       (a)                6,373       479,441
   Techne Corp.                           (a)(b)             3,140       178,917
   Vertex Pharmaceuticals, Inc.           (a)                7,038       157,299
                                                                     -----------
                                                                       7,163,840
                                                                     -----------
   BUILDING PRODUCTS (0.4%)
   Masco Corp.                            (b)              108,945     3,342,433
   York International Corp.                                  1,812       101,599
                                                                     -----------
                                                                       3,444,032
                                                                     -----------
   CAPITAL MARKETS (2.4%)
   A.G. Edwards, Inc.                                       19,118       837,560
   Charles Schwab Corp. (The)                               44,944       648,542
   E*Trade Financial Corp.                (a)               91,920     1,617,792
   Eaton Vance Corp.                                        10,913       270,861
   Federated Investors, Inc. Class B                         3,665       121,788
   Franklin Resources, Inc.                                 14,739     1,237,486
   Goldman Sachs Group, Inc. (The)                          11,414     1,387,714
   Investors Financial Services Corp.                        2,673        87,942
   Janus Capital Group, Inc.              (b)               27,806       401,797
   LaBranche & Co., Inc.                  (a)                2,603        22,620
   Legg Mason, Inc.                                         27,400     3,005,506
   Lehman Brothers Holdings, Inc.                           23,176     2,699,540
   Merrill Lynch & Co., Inc.                                42,925     2,633,449
   Morgan Stanley                                           99,802     5,383,320
   State Street Corp.                                       28,905     1,414,033
                                                                     -----------
                                                                      21,769,950
                                                                     -----------
   CHEMICALS (1.1%)
   Chemtura Corp.                                           27,436       340,755
   Dow Chemical Co. (The)                                   33,370     1,390,528
   E.I. Du Pont de Nemours & Co.                           132,389     5,185,677
   Eastman Chemical Co.                                      9,311       437,338
   FMC Corp.                              (a)                6,031       345,094
   Monsanto Co.                                             33,036     2,073,009
   PPG Industries, Inc.                                      6,433       380,769
   Scotts Miracle-Gro Co. (The) Class A                      1,139       100,152
   Sensient Technologies Corp.                               9,770       185,142
                                                                     -----------
                                                                      10,438,464
                                                                     -----------
   COMMERCIAL BANKS (2.9%)
   Bank of Hawaii Corp.                                      6,598       324,754
   BB&T Corp.                                               67,749     2,645,598
   Colonial BancGroup (The), Inc.                            6,309       141,322
   Comerica, Inc.                                           35,056     2,064,798
   Commerce Bancorp, Inc.                 (b)                6,667       204,610
   Compass Bancshares, Inc.                                 15,145       694,095
   First Horizon National Corp.           (b)               10,116       367,717
   Hibernia Corp. Class A                                   12,273       368,681
   Huntington Bancshares, Inc.            (b)                8,595       193,130
   KeyCorp                                                  84,683     2,731,027

   National City Corp.                                      114,696    3,835,434
   PNC Financial Services Group, Inc. (The)                  20,581    1,194,110
   Regions Financial Corp.                                   18,994      591,093
   SunTrust Banks, Inc.                                      15,683    1,089,184
   SVB Financial Group                        (a)             1,530       74,419
   U.S. Bancorp                                              60,806    1,707,432
   Unizan Financial Corp.                                    26,341      637,716
   Wachovia Corp.                                            12,170      579,170
   Wells Fargo & Co.                                        113,792    6,664,797
   Wilmington Trust Corp.                                    10,961      399,528
   Zions Bancorporation                                       3,654      260,201
                                                                      ----------
                                                                      26,768,816
                                                                      ----------
   COMMERCIAL SERVICES & SUPPLIES (1.4%)
   Adesa, Inc.                                               11,091      245,111
   Allied Waste Industries, Inc.              (a)(b)         19,633      165,899
   Brink's Co. (The)                                          4,538      186,330
   Cendant Corp.                                            250,460    5,169,494
   Corporate Executive Board Co. (The)                        1,719      134,048
   Dun & Bradstreet Corp. (The)               (a)             5,720      376,776
   Equifax, Inc.                                             32,773    1,145,089
   Herman Miller, Inc.                                        5,786      175,316
   HNI Corp.                                                  4,496      270,749
   R.R. Donnelley & Sons Co.                                 17,856      661,922
   Republic Services, Inc.                                    5,355      188,978
   Robert Half International, Inc.                            7,348      261,515
   Stericycle, Inc.                           (a)             1,795      102,584
   Waste Management, Inc.                                   118,447    3,388,769
                                                                      ----------
                                                                      12,472,580
                                                                      ----------
   COMMUNICATIONS EQUIPMENT (3.3%)
   ADC Telecommunications, Inc.               (a)             4,674      106,848
   Adtran, Inc.                                               2,891       91,067
&  Cisco Systems, Inc.                        (a)           823,179   14,759,599
   Commscope, Inc.                            (a)             2,401       41,633
   Comverse Technology, Inc.                  (a)             8,203      215,493
   Corning, Inc.                              (a)           314,385    6,077,062
   Motorola, Inc.                                           418,459    9,243,759
   Powerwave Technologies, Inc.               (a)(b)         16,972      220,466
   QUALCOMM, Inc.                                               344       15,394
                                                                      ----------
                                                                      30,771,321
                                                                      ----------
   COMPUTERS & PERIPHERALS (4.2%)
   Apple Computer, Inc.                       (a)           102,165    5,477,066
   Dell, Inc.                                 (a)           107,159    3,664,838
   Hewlett-Packard Co.                                      356,912   10,421,830
   Imation Corp.                                              5,612      240,586
&  International Business Machines Corp.                    197,261   15,824,277
   NCR Corp.                                  (a)            23,091      736,834
   SanDisk Corp.                              (a)             7,352      354,734
   Sun Microsystems, Inc.                     (a)           409,103    1,603,684
   Western Digital Corp.                      (a)            35,449      458,356

                                                                      ----------
                                                                      38,782,205
                                                                      ----------
   CONSTRUCTION & ENGINEERING (0.0%)          ++
   Granite Construction, Inc.                                 1,422       54,377
   Quanta Services, Inc.                      (a)            21,109      269,351
                                                                      ----------
                                                                         323,728
                                                                      ----------
   CONSTRUCTION MATERIALS (0.3%)
   Martin Marietta Materials, Inc.                           11,627      912,254
   Vulcan Materials Co.                       (b)            25,204    1,870,389
                                                                      ----------
                                                                       2,782,643
                                                                      ----------
   CONSUMER FINANCE (4.9%)
   American Express Co.                                     200,411   11,511,608
   AmeriCredit Corp.                          (a)            36,755      877,342
   Capital One Financial Corp.                               42,674    3,393,436
&  MBNA Corp.                                               929,456   22,901,796
   Providian Financial Corp.                  (a)           371,940    6,575,899
                                                                      ----------
                                                                      45,260,081
                                                                      ----------
   CONTAINERS & PACKAGING (0.1%)
   Longview Fibre Co.                                        10,275      200,260
   Pactiv Corp.                               (a)(b)         36,820      645,086
                                                                      ----------
                                                                         845,346
                                                                      ----------
   DIVERSIFIED CONSUMER SERVICES (0.2%)
   Career Education Corp.                     (a)(b)         16,925      601,853
   Education Management Corp.                 (a)             2,901       93,528
   H&R Block, Inc.                                           40,210      964,236
                                                                      ----------
                                                                       1,659,617
                                                                      ----------
   DIVERSIFIED FINANCIAL SERVICES (2.4%)
   CIT Group, Inc.                            (b)            52,063    2,352,206
   Citigroup, Inc.                                          292,401   13,310,094
   JPMorgan Chase & Co.                                     121,087    4,108,482
   Principal Financial Group, Inc.                           45,146    2,138,566
                                                                      ----------
                                                                      21,909,348
                                                                      ----------
   DIVERSIFIED TELECOMMUNICATION SERVICES
   (3.3%)
&  AT&T Corp.                                               772,746   15,300,371
   CenturyTel, Inc.                                          27,199      951,421
   Cincinnati Bell, Inc.                      (a)            60,984      268,939
   Citizens Communications Co.                               27,259      369,359
   Qwest Communications International, Inc.   (a)           133,102      545,718
   Verizon Communications, Inc.                             385,182   12,591,600
                                                                      ----------
                                                                      30,027,408
                                                                      ----------
   ELECTRIC UTILITIES (2.4%)
   Allegheny Energy, Inc.                     (a)(b)         32,611    1,001,810
   American Electric Power Co., Inc.                         95,916    3,807,865
   Cinergy Corp.                                            144,592    6,421,331
   DPL, Inc.                                                 15,521      431,484

   Edison International                                      81,108    3,834,786
   Entergy Corp.                                             36,402    2,705,397
   FirstEnergy Corp.                                         40,964    2,135,044
   FPL Group, Inc.                                           12,458      593,001
   Pinnacle West Capital Corp.                                7,144      314,908
   Sierra Pacific Resources                    (a)           31,862      473,151
   Westar Energy, Inc.                                        3,557       85,830
                                                                      ----------
                                                                      21,804,607
                                                                      ----------
   ELECTRICAL EQUIPMENT (0.1%)
   Emerson Electric Co.                                      17,878    1,283,640
   Thomas & Betts Corp.                        (a)            1,045       35,958
                                                                      ----------
                                                                       1,319,598
                                                                      ----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
   Agilent Technologies, Inc.                  (a)           21,366      699,737
   Amphenol Corp. Class A                                     3,605      145,426
   Arrow Electronics, Inc.                     (a)           14,763      462,968
   Avnet, Inc.                                 (a)           27,971      683,891
   Plexus Corp.                                (a)            1,840       31,446
   Sanmina-SCI Corp.                           (a)           44,084      189,120
   Solectron Corp.                             (a)          242,131      946,732
   Vishay Intertechnology, Inc.                (a)            6,711       80,196
                                                                      ----------
                                                                       3,239,516
                                                                      ----------
   ENERGY EQUIPMENT & SERVICES (0.8%)
   BJ Services Co.                                           13,971      502,816
   Cooper Cameron Corp.                        (a)            1,914      141,502
   Halliburton Co.                             (b)           18,779    1,286,737
   Helmerich & Payne, Inc.                                   12,665      764,839
   Patterson-UTI Energy, Inc.                                13,838      499,275
   Transocean, Inc.                            (a)           63,524    3,894,656
                                                                      ----------
                                                                       7,089,825
                                                                      ----------
   FOOD & STAPLES RETAILING (1.6%)
   Albertson's, Inc.                           (b)           66,931    1,716,780
   Kroger Co. (The)                            (a)          128,064    2,636,838
   Safeway, Inc.                               (b)           92,775    2,375,040
   SUPERVALU, Inc.                                           33,585    1,045,165
   Wal-Mart Stores, Inc.                                    135,254    5,926,830
   Whole Foods Market, Inc.                                   5,282      710,165
                                                                      ----------
                                                                      14,410,818
                                                                      ----------
   FOOD PRODUCTS (0.8%)
   Archer-Daniels-Midland Co.                               124,454    3,069,036
   ConAgra Foods, Inc.                                       19,854      491,387
   Dean Foods Co.                              (a)           31,017    1,205,321
   General Mills, Inc.                                       23,172    1,116,890
   JM Smucker Co. (The)                                       2,366      114,846
   Kellogg Co.                                                9,712      448,015
   McCormick & Co., Inc.                                      5,487      179,041
   Tyson Foods, Inc. Class A                                 31,913      576,030

                                                                      ----------
                                                                       7,200,566
                                                                      ----------
   GAS UTILITIES (0.2%)
   Equitable Resources, Inc.                                 10,196      398,256
   Nicor, Inc.                                               10,944      459,976
   Questar Corp.                                             10,620      935,834
                                                                      ----------
                                                                       1,794,066
                                                                      ----------
   HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
   Bausch & Lomb, Inc.                                        6,229      502,556
   Baxter International, Inc.                                87,623    3,493,529
   Beckman Coulter, Inc.                                      2,577      139,106
   CR Bard, Inc.                                              4,408      291,060
   Cytyc Corp.                               (a)              4,594      123,349
   Edwards Lifesciences Corp.                (a)              4,873      216,410
   Guidant Corp.                                             17,229    1,186,906
   Hospira, Inc.                             (a)             16,896      692,229
   Intuitive Surgical, Inc.                  (a)              1,399      102,533
   PerkinElmer, Inc.                                          8,060      164,182
   Thermo Electron Corp.                     (a)             13,039      402,905
   Varian Medical Systems, Inc.              (a)             27,295    1,078,425
   Varian, Inc.                              (a)              2,822       96,851
                                                                      ----------
                                                                       8,490,041
                                                                      ----------
   HEALTH CARE PROVIDERS & SERVICES (5.8%)
   Aetna, Inc.                                               72,575    6,251,611
   AmerisourceBergen Corp.                                   26,147    2,021,163
   Apria Healthcare Group, Inc.              (a)              8,136      259,620
   Cardinal Health, Inc.                                    106,944    6,784,527
   Caremark Rx, Inc.                         (a)             73,241    3,656,923
   CIGNA Corp.                                               32,501    3,830,568
   Community Health Systems, Inc.            (a)(b)          14,907      578,541
   Coventry Health Care, Inc.                (a)              9,024      776,244
   HCA, Inc.                                                105,118    5,037,255
   Health Net, Inc.                          (a)(b)          22,258    1,053,249
   Humana, Inc.                              (a)             33,660    1,611,641
   Lincare Holdings, Inc.                    (a)             12,400      509,020
   Manor Care, Inc.                                           3,407      130,863
   McKesson Corp.                                            65,745    3,119,600
   Medco Health Solutions, Inc.              (a)             45,597    2,500,084
   Omnicare, Inc.                                             4,250      238,978
   PacifiCare Health Systems, Inc.           (a)             10,698      853,486
   Patterson Cos., Inc.                      (a)             11,395      456,142
   Triad Hospitals, Inc.                     (a)             16,642      753,383
   UnitedHealth Group, Inc.                                 203,437   11,433,159
   Universal Health Services, Inc. Class B   (b)             11,836      563,749
   WellPoint, Inc.                           (a)             15,704    1,190,677
                                                                      ----------
                                                                      53,610,483
                                                                      ----------
   HOTELS, RESTAURANTS & LEISURE (1.1%)
   Boyd Gaming Corp.                                          2,717      117,157
   Brinker International, Inc.               (a)(b)          21,930      823,691

   CBRL Group, Inc.                                           9,690      326,165
   Darden Restaurants, Inc.                                  35,930    1,091,194
   GTECH Holdings Corp.                                      18,830      603,690
   Harrah's Entertainment, Inc.                              20,462    1,333,918
   Hilton Hotels Corp.                                       77,301    1,725,358
   Marriott International, Inc. Class A                      15,858      999,054
   Ruby Tuesday, Inc.                          (b)           10,655      231,853
   Starwood Hotels & Resorts Worldwide, Inc.                  8,928      510,414
   Wendy's International, Inc.                               13,996      631,919
   Yum! Brands, Inc.                                         35,894    1,737,629
                                                                      ----------
                                                                      10,132,042
                                                                      ----------
   HOUSEHOLD DURABLES (0.6%)
   American Greetings Corp. Class A            (b)           16,937      464,074
   Black & Decker Corp. (The)                  (b)            3,056      250,867
   Fortune Brands, Inc.                                       7,734      629,006
   Furniture Brands International, Inc.        (b)            4,439       80,035
   Lennar Corp. Class A                                       5,926      354,138
   Maytag Corp.                                              18,444      336,787
   Newell Rubbermaid, Inc.                                   68,413    1,549,554
   Ryland Group, Inc.                                         5,866      401,352
   Toll Brothers, Inc.                         (a)(b)        20,485      915,065
   Tupperware Corp.                                           9,130      207,981
   Whirlpool Corp.                                            2,732      207,004
                                                                      ----------
                                                                       5,395,863
                                                                      ----------
   HOUSEHOLD PRODUCTS (1.0%)
   Clorox Co. (The)                                          31,947    1,774,336
   Energizer Holdings, Inc.                    (a)           17,592      997,466
   Kimberly-Clark Corp.                                     108,747    6,473,709
                                                                      ----------
                                                                       9,245,511
                                                                      ----------
   INDEPENDENT POWER PRODUCERS & ENERGY
      TRADERS (1.1%)
   AES Corp. (The)                             (a)          162,121    2,663,648
   Constellation Energy Group, Inc.                          14,647      902,255
   TXU Corp.                                   (b)           59,708    6,739,839
                                                                      ----------
                                                                      10,305,742
                                                                      ----------
   INDUSTRIAL CONGLOMERATES (2.8%)
&  General Electric Co.                                     737,703   24,838,460
   Teleflex, Inc.                                             1,775      125,138
   Textron, Inc.                                             11,132      798,387
                                                                      ----------
                                                                      25,761,985
                                                                      ----------
   INSURANCE (7.1%)
   ACE Ltd.                                                  71,329    3,357,456
   AFLAC, Inc.                                              124,442    5,637,223
   Allmerica Financial Corp.                   (a)            4,400      181,016
   American Financial Group, Inc.                             9,156      310,663
   American International Group, Inc.                       148,196    9,182,224
   AmerUs Group Co.                                           9,701      556,546
   AON Corp.                                                 78,986    2,533,871

   Chubb Corp. (The)                                         39,828    3,566,597
   Everest Re Group Ltd.                                     14,007    1,371,285
   Hartford Financial Services Group, Inc.
      (The)                                                  18,295    1,411,825
   HCC Insurance Holdings, Inc.                              21,101      602,012
   Horace Mann Educators Corp.                                5,221      103,271
   Loews Corp.                                                5,869      542,354
   MBIA, Inc.                                  (b)            5,592      338,987
   MetLife, Inc.                                            174,610    8,700,816
   Old Republic International Corp.                           7,334      195,598
   Progressive Corp. (The)                                   49,501    5,186,220
   Protective Life Corp.                                     14,372      591,839
   Prudential Financial, Inc.                               107,430    7,257,971
   SAFECO Corp.                                              18,542      989,772
   St. Paul Travelers Cos., Inc. (The)                      167,351    7,509,039
   Torchmark Corp.                                            4,311      227,750
   UnumProvident Corp.                                       60,568    1,241,644
   W.R. Berkley Corp.                                        22,415      884,944
   XL Capital Ltd. Class A                     (b)           34,777    2,365,879
                                                                      ----------
                                                                      64,846,802
                                                                      ----------
   IT SERVICES (1.0%)
   Acxiom Corp.                                              21,161      396,134
   BISYS Group (The), Inc.                     (a)            5,129       68,882
   Cognizant Technology Solutions Corp.
      Class A                                  (a)           10,673      497,255
   Computer Sciences Corp.                     (a)           46,465    2,198,259
   CSG Systems International, Inc.             (a)           10,410      226,001
   DST Systems, Inc.                           (a)(b)         6,099      334,408
   First Data Corp.                                         110,426    4,417,040
   Fiserv, Inc.                                (a)            8,153      373,978
   Sabre Holdings Corp. Class A                              16,128      327,076
   Unisys Corp.                                (a)           24,832      164,884
                                                                      ----------
                                                                       9,003,917
                                                                      ----------
   LEISURE EQUIPMENT & PRODUCTS (0.1%)
   Brunswick Corp.                                            3,938      148,581
   Eastman Kodak Co.                           (b)           35,448      862,450
   Hasbro, Inc.                                               6,923      136,037
                                                                      ----------
                                                                       1,147,068
                                                                      ----------
   MACHINERY (0.4%)
   Cummins, Inc.                               (b)            1,759      154,774
   Deere & Co.                                               10,061      615,733
   Harsco Corp.                                               1,700      111,469
   Illinois Tool Works, Inc.                                  9,029      743,358
   Ingersoll-Rand Co. Class A                                32,132    1,228,406
   Joy Global, Inc.                                           3,507      176,963
   Navistar International Corp.                (a)            2,775       89,993
   Parker Hannifin Corp.                                      4,859      312,482
   SPX Corp.                                                  3,094      142,169
                                                                      ----------
                                                                       3,575,347
                                                                      ----------
   MARINE (0.0%)                               ++

   Alexander & Baldwin, Inc.                                  6,972      371,189
                                                                      ----------
   MEDIA (2.2%)
   Catalina Marketing Corp.                                   3,773       85,798
   Clear Channel Communications, Inc.                        23,464      771,731
   Comcast Corp. Class A                          (a)         1,603       47,096
   Emmis Communications Corp. Class A             (a)(b)      5,774      127,548
   Gannett Co., Inc.                                         28,944    1,992,216
   Knight-Ridder, Inc.                            (b)         2,806      164,656
   Media General, Inc. Class A                                2,994      173,682
   Omnicom Group, Inc.                            (b)        15,070    1,260,304
   Readers Digest Association, Inc. (The)                    16,289      260,135
   Time Warner, Inc.                                        162,643    2,945,465
   Viacom, Inc. Class B                                     300,598    9,922,740
   Walt Disney Co. (The)                                     87,379    2,108,455
                                                                      ----------
                                                                      19,859,826
                                                                      ----------
   METALS & MINING (0.7%)
   Freeport-McMoRan Copper & Gold, Inc. Class B   (b)        44,574    2,165,851
   Nucor Corp.                                               13,205      778,963
   Phelps Dodge Corp.                                        24,082    3,128,974
   United States Steel Corp.                      (b)        18,846      798,128
                                                                      ----------
                                                                       6,871,916
                                                                      ----------
   MULTILINE RETAIL (2.2%)
   Dillard's, Inc. Class A                                   11,409      238,220
   Dollar Tree Stores, Inc.                       (a)(b)     13,487      291,994
   Federated Department Stores, Inc.                         65,375    4,371,626
   J.C. Penney Co., Inc.                                     54,708    2,594,253
   Neiman-Marcus Group, Inc. (The) Class A                   12,187    1,218,091
   Nordstrom, Inc.                                           50,046    1,717,579
   Saks, Inc.                                     (a)(b)     29,382      543,567
   Sears Holdings Corp.                           (a)        14,003    1,742,253
   Target Corp.                                             147,603    7,665,024
                                                                      ----------
                                                                      20,382,607
                                                                      ----------
   MULTI-UTILITIES (2.1%)
   Centerpoint Energy, Inc.                       (b)        24,480      364,018
   CMS Energy Corp.                               (a)(b)     43,055      708,255
   Consolidated Edison, Inc.                      (b)         9,873      479,334
   DTE Energy Co.                                             7,105      325,835
   MDU Resources Group, Inc.                                 14,852      529,474
   NiSource, Inc.                                            18,924      458,907
   PG&E Corp.                                                76,253    2,992,930
   Public Service Enterprise Group, Inc.          (b)       193,507   12,454,111
   Puget Energy, Inc.                             (b)         4,128       96,925
   TECO Energy, Inc.                              (b)        25,136      452,951
   Wisconsin Energy Corp.                                     4,829      192,774
                                                                      ----------
                                                                      19,055,514
                                                                      ----------
   OFFICE ELECTRONICS (0.1%)
   Xerox Corp.                                    (a)        79,187    1,080,903
                                                                      ----------

   OIL, GAS & CONSUMABLE FUELS (11.5%)
   Amerada Hess Corp.                                       13,957     1,919,088
   Anadarko Petroleum Corp.                                 46,097     4,413,788
   Arch Coal, Inc.                       (b)                 2,588       174,690
   Burlington Resources, Inc.                               95,868     7,795,986
   Chevron Corp.                                            86,660     5,609,502
&  ConocoPhillips                                          202,955    14,188,584
   Devon Energy Corp.                    (b)               117,460     8,062,454
   El Paso Corp.                                            14,508       201,661
   EOG Resources, Inc.                   (b)                12,900       966,210
&  ExxonMobil Corp.                                        452,185    28,731,835
   Forest Oil Corp.                      (a)                 9,196       479,112
   Kerr-McGee Corp.                                         26,889     2,611,191
   Marathon Oil Corp.                                       88,023     6,067,425
   Newfield Exploration Co.              (a)                26,130     1,282,983
   Occidental Petroleum Corp.                               98,458     8,411,267
   Overseas Shipholding Group, Inc.                          1,286        75,012
   Peabody Energy Corp.                                      5,678       478,939
   Pioneer Natural Resources Co.                            12,044       661,456
   Plains Exploration & Production Co.   (a)                19,142       819,660
   Pogo Producing Co.                    (b)                 7,573       446,353
   Sunoco, Inc.                                             34,320     2,683,824
   Valero Energy Corp.                                      56,793     6,421,017
   Williams Cos., Inc.                                     102,661     2,571,658
   XTO Energy, Inc.                                          6,571       297,798
                                                                     -----------
                                                                     105,371,493
                                                                     -----------
   PAPER & FOREST PRODUCTS (0.4%)
   Georgia-Pacific Corp.                                    53,406     1,819,008
   Louisiana-Pacific Corp.                                   9,015       249,625
   MeadWestvaco Corp.                                       32,090       886,326
   Potlatch Corp.                                            7,172       373,805
                                                                     -----------
                                                                       3,328,764
                                                                     -----------
   PERSONAL PRODUCTS (1.5%)
   Gillette Co. (The)                                      239,207    13,921,847
                                                                     -----------
   PHARMACEUTICALS (4.8%)
   Abbott Laboratories                                       4,413       187,111
   Allergan, Inc.                                            5,285       484,212
   Barr Pharmaceuticals, Inc.            (a)                 3,754       206,170
   Eli Lilly & Co.                       (b)                30,813     1,649,112
   Forest Laboratories, Inc.             (a)                56,511     2,202,234
   Johnson & Johnson                                       178,405    11,289,468
   King Pharmaceuticals, Inc.            (a)                20,266       311,691
   Merck & Co., Inc.                                       295,423     8,038,460
   Mylan Laboratories, Inc.                                  3,406        65,600
&  Pfizer, Inc.                                            741,370    18,512,009
   Watson Pharmaceuticals, Inc.          (a)                 8,967       328,282
   Wyeth                                                    22,363     1,034,736
                                                                     -----------
                                                                      44,309,085
                                                                     -----------

   REAL ESTATE (0.1%)
   Apartment Investment & Management Co.
      Class A                                                 7,705      298,800
   Archstone-Smith Trust                                      8,381      334,150
   Highwoods Properties, Inc.                                 2,165       63,889
   Public Storage, Inc.                          (b)          7,769      520,523
                                                                      ----------
                                                                       1,217,362
                                                                      ----------
   ROAD & RAIL (1.0%)
   Burlington Northern Santa Fe Corp.                        46,556    2,784,049
   CNF, Inc.                                     (b)         10,808      567,420
   CSX Corp.                                                 35,049    1,629,078
   Norfolk Southern Corp.                                    67,010    2,717,926
   Swift Transportation Co., Inc.                (a)         12,373      219,002
   Union Pacific Corp.                                       21,581    1,547,358
   Yellow Roadway Corp.                          (a)          3,979      164,810
                                                                      ----------
                                                                       9,629,643
                                                                      ----------
   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT (4.0%)
   Advanced Micro Devices, Inc.                  (a)         46,152    1,163,030
   Atmel Corp.                                   (a)         15,687       32,315
   Fairchild Semiconductor International, Inc.   (a)          4,740       70,436
   Freescale Semiconductor, Inc. Class B         (a)        115,357    2,720,118
&  Intel Corp.                                              645,145   15,902,824
   Lam Research Corp.                            (a)(b)      17,267      526,125
   LSI Logic Corp.                               (a)         64,511      635,433
   MEMC Electronic Materials, Inc.               (a)          6,780      154,516
   Micron Technology, Inc.                       (a)        126,356    1,680,535
   National Semiconductor Corp.                              86,369    2,271,505
   NVIDIA Corp.                                  (a)(b)      19,743      676,790
   Texas Instruments, Inc.                                  330,173   11,192,865
                                                                      ----------
                                                                      37,026,492
                                                                      ----------
   SOFTWARE (2.9%)
   Activision, Inc.                              (a)         16,317      333,683
   Autodesk, Inc.                                            52,055    2,417,434
   BMC Software, Inc.                            (a)         54,700    1,154,170
   Citrix Systems, Inc.                          (a)         13,856      348,340
   Compuware Corp.                               (a)         63,401      602,310
   Fair Isaac Corp.                                           2,812      125,978
   Intuit, Inc.                                  (a)         30,667    1,374,188
   Macromedia, Inc.                              (a)         17,598      715,711
   McAfee, Inc.                                  (a)         32,497    1,021,056
   Mercury Interactive Corp.                     (a)          6,896      273,082
&  Microsoft Corp.                                          652,238   16,782,084
   Novell, Inc.                                  (a)         47,804      356,140
   Parametric Technology Corp.                   (a)         21,238      148,029
   Sybase, Inc.                                  (a)         11,380      266,520
   Synopsys, Inc.                                (a)         35,561      672,103
                                                                      ----------
                                                                      26,590,828
                                                                      ----------
   SPECIALTY RETAIL (2.0%)

   Abercrombie & Fitch Co. Class A                           21,626    1,078,056
   Advance Auto Parts, Inc.                  (a)             22,308      862,873
   Aeropostale, Inc.                         (a)              2,227       47,324
   American Eagle Outfitters, Inc.                           11,202      263,583
   AnnTaylor Stores Corp.                    (a)              3,142       83,420
   AutoZone, Inc.                            (a)             10,489      873,209
   Barnes & Noble, Inc.                                      15,330      577,941
   Best Buy Co., Inc.                                        10,894      474,216
   Borders Group, Inc.                                       11,663      258,569
   Chico's FAS, Inc.                         (a)             22,381      823,621
   Circuit City Stores, Inc.                                 15,670      268,897
   Gap, Inc. (The)                                           25,111      437,685
   Home Depot, Inc.                                         146,660    5,593,612
   Limited Brands, Inc.                                      30,744      628,100
   Michaels Stores, Inc.                                     27,832      920,126
   Office Depot, Inc.                        (a)             52,135    1,548,410
   OfficeMax, Inc.                                            3,069       97,195
   O'Reilly Automotive, Inc.                 (a)             12,979      365,748
   Pacific Sunwear of California, Inc.       (a)(b)           6,319      135,479
   Payless ShoeSource, Inc.                  (a)             16,754      291,520
   RadioShack Corp.                                           5,488      136,102
   Rent-A-Center, Inc.                       (a)             11,817      228,186
   Staples, Inc.                                             56,369    1,201,787
   TJX Cos., Inc. (The)                                      38,676      792,084
                                                                      ----------
                                                                      17,987,743
                                                                      ----------
   TEXTILES, APPAREL & LUXURY GOODS (0.2%)
   Coach, Inc.                               (a)             46,283    1,451,435
   Jones Apparel Group, Inc.                                  4,392      125,172
   Reebok International Ltd.                                  1,455       82,309
                                                                      ----------
                                                                       1,658,916
                                                                      ----------
   THRIFTS & MORTGAGE FINANCE (1.0%)
   Countrywide Financial Corp.                               94,653    3,121,656
   Fannie Mae                                (b)             85,134    3,815,706
   Freddie Mac                                                9,166      517,512
   Independence Community Bank Corp.         (b)             19,147      652,721
   IndyMac Bancorp, Inc.                                      2,609      103,264
   Radian Group, Inc.                                        10,752      570,931
   Webster Financial Corp.                                    2,255      101,385
                                                                      ----------
                                                                       8,883,175
                                                                      ----------
   TOBACCO (1.5%)
   Altria Group, Inc.                                       169,789   12,515,147
   UST, Inc.                                                 20,471      856,916
                                                                      ----------
                                                                      13,372,063
                                                                      ----------
   TRADING COMPANIES & DISTRIBUTORS (0.1%)
   GATX Corp.                                                12,247      484,369
   United Rentals, Inc.                      (a)(b)          17,664      348,157
                                                                      ----------
                                                                         832,526
                                                                      ----------

   WIRELESS TELECOMMUNICATION
      SERVICES (0.7%)
   Sprint Nextel Corp.                                     276,810     6,582,542
   Telephone & Data Systems, Inc.                            4,443       173,277
                                                                     -----------
                                                                       6,755,819
                                                                     -----------
   Total Common Stocks
      (Cost $827,069,182)                                            910,162,891
                                                                     -----------
   INVESTMENT COMPANY (0.9%)

   CAPITAL MARKETS (0.9%)
   S&P 500 Index-SPDR Trust,
      Series 1                      (b)(c)                  66,000     8,110,080
                                                                     -----------
   Total Investment Company
      (Cost $8,056,617)                                                8,110,080
                                                                     -----------

                                                          PRINCIPAL
                                                           AMOUNT
                                                         ----------
   SHORT-TERM INVESTMENTS (5.5%)
   CERTIFICATES OF DEPOSIT (0.3%)
   Skandinaviska Enskilda Banken AB
   3.96%, due 2/22/06                 (d)(e)             $2,323,016    2,323,016
                                                                      ----------
   Total Certificates of Deposit
      (Cost $2,323,016)                                                2,323,016
                                                                      ----------
   COMMERCIAL PAPER (1.1%)
   Clipper Receivables Corp.
   3.76%, due 10/6/05                 (d)                 1,654,457    1,654,457
   Compass Securitization LLC
   3.79%, due 10/24/05                (d)                 1,649,540    1,649,540
   Jupiter Securitization Corp.
   3.72%, due 10/12/05                (d)                   995,578      995,578
   Lexington Parker Capital Corp.
   3.80%, due 10/3/05                 (d)                 1,657,195    1,657,195
   Liberty Street Funding Co.
   3.75%, due 10/31/05                (d)                 1,327,438    1,327,438
   Ranger Funding Co. LLC
   3.76%, due 10/24/05                (d)                 1,316,030    1,316,030
   Sheffiled Receivables Corp.
   3.79%, due 10/12/05                (d)                 1,659,297    1,659,297
                                                                      ----------
   Total Commercial Paper
      (Cost $10,259,535)                                              10,259,535
                                                                      ----------

                                                                 SHARES
                                                                 ------
   INVESTMENT COMPANY (0.0%)           ++
   BGI Institional Money Market Fund   (d)                       19,374   19,374
                                                                          ------
   Total Investment Company
      (Cost $19,374)                                                      19,374
                                                                          ------

                                                     PRINCIPAL
                                                      AMOUNT
                                                    ----------
   TIME DEPOSITS (4.1%)
   Barclays
   3.70%, due 10/14/05                 (d)          $1,991,156      1,991,156
   BNP Paribas
   3.95%, due 10/3/05                  (d)           5,973,469      5,973,469
   Calyon
   3.75%, due 10/27/05                 (d)           3,318,594      3,318,594
   Credit Suisse First Boston Corp.
   3.74%, due 11/1/05                  (d)           2,323,016      2,323,016
   First Tennessee National Corp.
   3.70%, due 10/13/05                 (d)           2,323,016      2,323,016
   Fortis Bank
   3.75%, due 10/18/05                 (d)           4,977,891      4,977,891
   HBOS Halifax Bank of Scotland
   3.75%, due 11/1/05                  (d)           2,323,016      2,323,016
   Lloyds TSB Bank
   3.76%, due 10/28/05                 (d)           1,659,297      1,659,297
   Marshall & Ilsley Bank
   3.97%, due 12/29/05                 (d)           2,654,875      2,654,875
   Regions Bank
   3.76%, due 10/21/05                 (d)           2,323,016      2,323,016
   Societe Generale
   3.77%, due 11/1/05                  (d)           5,641,610      5,641,610
   Wells Fargo & Co.
   3.77%, due 10/20/05                 (d)           2,323,016      2,323,016
                                                                 ------------
   Total Time Deposits
      (Cost $37,831,972)                                           37,831,972
                                                                 ------------
   Total Short-Term Investments
      (Cost $50,433,897)                                           50,433,897
                                                                 ------------
   Total Investments
      (Cost $885,559,696)              (f)               105.5%   968,706,868(g)
   Liabilities in Excess of
      Cash and Other Assets                               (5.5)   (50,797,420)
                                                    ----------   ------------
   Net Assets                                            100.0%  $917,909,448
                                                    ==========   ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at September 30, 2005.

(f)  The cost for federal income tax purposes is $890,268,392.

(g) At September 30, 2005 net unrealized appreciation was $78,438,476, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $117,233,173 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $38,794,697.

MAINSTAY VP CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2005 unaudited

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
   CONVERTIBLE SECURITIES (85.9%)           +
   CONVERTIBLE BONDS (68.5%)

   AEROSPACE & DEFENSE (1.3%)
   L-3 Communications Corp.
   3.00%, due 8/1/35                        (a)         $4,360,000   $ 4,479,900
                                                                     -----------
   AGRICULTURE (0.2%)
   Bunge Ltd. Finance Corp.
   3.75%, due 11/15/22                                     545,000       895,162
                                                                     -----------
   BANKS (3.0%)
   Credit Suisse New York
   0.50%, due 3/21/11                                    3,670,000     3,188,312
&  US Bancorp
   2.117%, due 8/21/35                      (a)(b)       7,590,000     7,485,637
                                                                     -----------
                                                                      10,673,949
                                                                     -----------
   BIOTECHNOLOGY (3.8%)
   Amgen, Inc.
   (Zero Coupon), due 3/1/32                             4,550,000     3,622,937
   Genzyme Corp.
   1.25%, due 12/1/23                       (a)          1,800,000     2,072,250
   1.25%, due 12/1/23                                    3,715,000     4,276,894
   Invitrogen Corp.
   1.50%, due 2/15/24                                    3,935,000     3,595,606
                                                                     -----------
                                                                      13,567,687
                                                                     -----------
   COMMERCIAL SERVICES (0.3%)
   Euronet Worldwide, Inc.
   1.625%, due 12/15/24                                    480,000       507,000
   3.50%, due 10/15/25                      (a)            720,000       731,700
                                                                     -----------
                                                                       1,238,700
                                                                     -----------
   COMPUTERS (0.7%)
   DST Systems, Inc.
   4.125%, due 8/15/23                                   1,860,000     2,345,925
   DST Systems, Inc., Series A
   4.125%, due 8/15/23                      (a)            220,000       277,475
                                                                     -----------
                                                                       2,623,400
                                                                     -----------
   DISTRIBUTION & WHOLESALE (1.7%)
   Costco Wholesale Corp.
   (Zero Coupon), due 8/19/17                            4,735,000     4,663,975
   WESCO International, Inc.
   2.625%, due 10/15/25                     (a)          1,200,000     1,257,000
                                                                     -----------
                                                                       5,920,975
                                                                     -----------
   DIVERSIFIED FINANCIAL SERVICES (8.4%)
   Affiliated Managers Group, Inc.
   (Zero Coupon), due 5/7/21                             2,750,000     3,454,687
   American Express Co.
   1.85%, due 12/1/33
   (Zero Coupon) beginning 12/1/06                       6,915,000     7,329,900

   Merrill Lynch & Co., Inc.
   (Zero Coupon), due 3/13/32                             4,820,000    4,898,325
   SLM Corp.
   3.60%, due 7/25/35                       (b)           6,955,000    7,122,546
   Verizon Global Funding Corp.
   (Zero Coupon), due 5/15/21
   0.183% begginning 11/15/05               (a)(c)       11,375,000    7,152,030
                                                                      ----------
                                                                      29,957,488
                                                                      ----------
   ELECTRIC (1.4%)
   PG&E Corp.
   9.50%, due 6/30/10                                       725,000    2,143,281
   Reliant Energy, Inc.
   5.00%, due 8/15/10                       (a)             860,000    1,498,550
   5.00%, due 8/15/10                                       845,000    1,472,412
                                                                      ----------
                                                                       5,114,243
                                                                      ----------
   ELECTRONICS (4.1%)
   Cymer, Inc.
   3.50%, due 2/15/09                                     1,485,000    1,449,731
   Fisher Scientific International
   2.50%, due 10/1/23                       (a)           2,385,000    3,371,794
   2.50%, due 10/1/23                                       375,000      530,156
   3.25%, due 3/1/24                        (c)           2,170,000    2,213,400
   Flextronics International Ltd.
   1.00%, due 8/1/10                        (c)           3,605,000    3,668,087
   Vishay Intertechnology, Inc.
   3.625%, due 8/1/23                                     3,655,000    3,527,075
                                                                      ----------
                                                                      14,760,243
                                                                      ----------
   ENTERTAINMENT (0.9%)
   International Game Technology
   (Zero Coupon), due 1/29/33               (c)           5,165,000    3,305,600
                                                                      ----------
   ENVIRONMENTAL CONTROL (0.6%)
   Waste Connections Inc.
   4.193%, due 5/1/22                       (b)           1,835,000    2,099,240
                                                                      ----------
   FOOD (4.0%)
 & Lehman Brothers Holdings, Inc.
   Series WFMI (Whole Foods Market, Inc.)
   1.25%, due 8/5/12                        (m)          12,835,000   12,594,985

   SUPERVALU, Inc.
   (Zero Coupon), due 11/2/31                               245,000       82,381
   (Zero Coupon), due 11/2/31               (a)(d)        4,710,000    1,583,737
                                                                      ----------
                                                                      14,261,103
                                                                      ----------
   FOREST PRODUCTS & PAPER (0.5%)
   International Paper Co.
   (Zero Coupon), due 6/20/21                             3,055,000    1,710,800
                                                                      ----------
   HEALTH CARE-PRODUCTS (1.3%)
   Medtronic, Inc., Series B
   1.25%, due 9/15/21                                     4,740,000    4,757,775
                                                                      ----------
   HEALTH CARE-SERVICES (1.0%)
   Health Management Associates, Inc.
   1.50%, due 8/1/23                                      3,340,000    3,465,250
                                                                      ----------
   INSURANCE (1.3%)
   AON Corp.
   3.50%, due 11/15/12                                    3,020,000    4,624,375
                                                                      ----------
   INTERNET (1.0%)
   Amazon.Com, Inc.
   4.75%, due 2/1/09                                      3,640,000    3,576,300
   At Home Corp.

   4.75%, due 12/15/06                     (e)(f)        2,335,418           234
                                                                     -----------
                                                                       3,576,534
                                                                     -----------
   LEISURE TIME (1.7%)
   Carnival Corp.
   1.132%, due 4/29/33
   (Zero Coupon) beginning 4/29/08                       8,170,000     6,107,075
                                                                     -----------
   LODGING (2.9%)
&  Hilton Hotels Corp.
   3.375%, due 4/15/23                                   9,080,000    10,407,950
                                                                     -----------
   MEDIA (2.0%)
   Liberty Media Corp.
   0.75%, due 3/30/23                                      255,000       284,325
   Liberty Media Corp.
   0.75%, due 3/30/23                      (a)           1,040,000     1,159,600
   Sirius Satellite Radio, Inc.
   2.50%, due 2/15/09                                    1,615,000     2,563,813
   Walt Disney Co. (The)
   2.125%, due 4/15/23                                   3,210,000     3,278,213
                                                                     -----------
                                                                       7,285,951
                                                                     -----------
   MINING (1.1%)
   Inco Ltd.
   1.094%, due 3/14/23                                   2,575,000     3,920,438
                                                                     -----------
   MISCELLANEOUS - MANUFACTURING (2.3%)
&  Tyco International Group SA, Series A
   2.75%, due 1/15/18                                    6,795,000     8,383,331
                                                                     -----------
   OIL & GAS (4.5%)
   Diamond Offshore Drilling, Inc.
   1.50%, due 4/15/31                                    3,025,000     3,993,000
&  Pride International, Inc.
   3.25%, due 5/1/33                                     9,590,000    12,107,375
                                                                     -----------
                                                                      16,100,375
                                                                     -----------
   OIL & GAS SERVICES (7.3%)
&  Cooper Cameron Corp.
   1.50%, due 5/15/24                      (c)           6,615,000     7,987,613
   Halliburton Co.
   3.125%, due 7/15/23                     (a)           1,635,000     3,079,931
   3.125%, due 7/15/23                                   3,140,000     5,914,975
&  Schlumberger Ltd.
   1.50%, due 6/1/23                                     7,300,000     9,033,750
                                                                     -----------
                                                                      26,016,269
                                                                     -----------
   PHARMACEUTICALS (6.8%)
   ALZA Corp.,
   (Zero Coupon), due 7/28/20                            5,525,000     4,827,469
   IVAX Corp.
   1.875%, due 12/15/24                    (a)             205,000       265,731
   1.875%, due 12/15/24                                  1,290,000     1,672,163
&  Teva Pharmaceutical Finance N.V.
   0.375%, due 11/15/22                                  7,785,000    12,173,794
   Wyeth
   3.32%, due 1/15/24                      (b)           5,140,000     5,303,144
                                                                     -----------
                                                                      24,242,301
                                                                     -----------
   SEMICONDUCTORS (1.5%)
   ASM International NV
   4.25%, due 12/6/11                      (a)             875,000       817,031
   Cypress Semiconductor Corp.

   1.25%, due 6/15/08                                    3,245,000     3,808,819
   Vitesse Semiconductor Corp.
   1.50%, due 10/1/24                        (a)         1,030,000       786,663
                                                                     -----------
                                                                       5,412,513
                                                                     -----------
   SOFTWARE (0.5%)
   Computer Associates International, Inc.
   1.625%, due 12/15/09                                  1,215,000     1,746,563
                                                                     -----------
   TELECOMMUNICATIONS (2.4%)
   AudioCodes Ltd.
   2.00%, due 11/9/24                        (a)           905,000       813,369
   2.00%, due 11/9/24                                    1,120,000     1,001,000
   CIENA Corp.
   3.75%, due 2/1/08                                     2,435,000     2,237,156
   Lucent Technologies, Inc., Series B
   2.75%, due 6/15/25                        (c)           650,000       782,438
   NII Holdings, Inc.
   2.75%, due 8/15/25                        (a)         3,580,000     3,848,500
                                                                     -----------
                                                                       8,682,463
                                                                     -----------
   Total Convertible Bonds
      (Cost $235,041,757)                                            245,337,654
                                                                     -----------

                                                             SHARES
                                                            -------
   CONVERTIBLE PREFERRED STOCK (17.4%)
   AIRLINES (0.2%)
   Continental Airlines Finance Trust II
   6.00%                                                     32,800      557,600
                                                                      ----------
   AUTO MANUFACTURERS (1.7%)
   Ford Motor Co. Capital Trust II
   6.50%                                                     74,100    2,700,945
   General Motors Corp. Class A
   4.50%                                                    148,930    3,549,002
                                                                      ----------
                                                                       6,249,947
                                                                      ----------
   BUILDING MATERIALS (0.2%)
   Owens Corning Capital LLC
   6.50%                                     (a)(c)(e)       36,500      821,250
                                                                      ----------
   CAPITAL MARKETS (1.6%)
   Citigroup Funding, Inc.
   (zero)                                    (h)            120,400    3,799,102
   State Street Corp.
   6.75%                                                      8,100    1,744,740
                                                                      ----------
                                                                       5,543,842
                                                                      ----------
   DIVERSIFIED FINANCIAL SERVICES (0.6%)
   Lehman Brothers Holdings, Inc.
   6.25%                                     (c)             86,300    2,248,978
                                                                      ----------
   ELECTRIC (0.8%)
   FPL Group, Inc.
   8.00%                                     (i)             39,100    2,781,965
                                                                      ----------
   INSURANCE (3.6%)
   Conseco, Inc.
   5.50%                                                    166,700    4,457,558
   Hartford Financial Services Group, Inc.
   7.00%                                     (j)             51,900    3,640,785
   MetLife, Inc.
   6.375%                                                   172,000    4,828,040

                                                                     -----------
                                                                      12,926,383
                                                                     -----------
   MINING (0.6%)
   Freeport-McMoRan Copper & Gold, Inc.
   5.50%                                                     1,775     1,964,925
                                                                     -----------
   OFFICE & BUSINESS EQUIPMENT (0.4%)
   Xerox Corp. Class C
   6.25%                                                    13,600     1,592,968
                                                                     -----------
   OIL & GAS (6.0%)
&  Amerada Hess Corp.
   7.00%                                                    70,100     8,208,710
&  Chesapeake Energy Corp.
   4.50%                                   (g)             118,300    13,160,875
                                                                     -----------
                                                                      21,369,585
                                                                     -----------
   TELECOMMUNICATIONS (1.7%)
   Lucent Technologies Capital Trust I
   7.75%                                                     6,175     6,244,469
                                                                     -----------
   Total Convertible Preferred Stock
      (Cost $59,332,577)                                              62,301,912
                                                                     -----------
   Total Convertible Securities
      (Cost $294,374,334)                                            307,639,565
                                                                     -----------

   COMMON STOCKS (8.6%)

   CAPITAL MARKETS (1.5%)
   Semiconductor HOLDRs Trust              (c)(k)           35,700     1,318,758
   S&P 500 Index-SPDR Trust, Series 1      (k)              32,100     3,944,448
                                                                     -----------
                                                                       5,263,206
                                                                     -----------
   CONSTRUCTION & ENGINEERING (0.6%)
   McDermott International, Inc.           (g)              59,000     2,159,990
                                                                     -----------
   DIVERSIFIED FINANCIAL SERVICES (0.4%)
   Citigroup, Inc.                                          27,974     1,273,377
                                                                     -----------
   ELETRIC (0.6%)
   AES Corp. (The)                         (g)             125,200     2,057,036
                                                                     -----------
   HOTELS, RESTAURANTS & LEISURE (0.0%)    ++
   FHC Delaware, Inc.                      (g)(f)            6,624            66
                                                                     -----------
   INSURANCE (0.2%)
   Montpelier Re Holdings Ltd.             (c)              32,500       807,625
                                                                     -----------
   MEDIA (0.6%)
   Sirius Satellite Radio, Inc.            (g)(c)          298,200     1,953,210
   Time Warner, Inc.                                        20,400       369,444
                                                                     -----------
                                                                       2,322,654
                                                                     -----------
   OIL & GAS (0.8%)
   Rowan Cos., Inc.                                         36,300     1,288,287
   Transocean, Inc.                        (g)(c)           25,400     1,557,274
                                                                     -----------
                                                                       2,845,561
                                                                     -----------
   OIL & GAS SERVICES (2.9%)
   BJ Services Co.                         (c)              34,400     1,238,056
   Cooper Cameron Corp.                    (g)               7,200       532,296
   Grant Prideco, Inc.                     (g)(c)           27,300     1,109,745
   Input/Output, Inc.                      (g)(c)           50,800       405,384
   Tidewater, Inc.                                          66,400     3,231,688

   Weatherford International Ltd.   (g)                      55,233    3,792,298
                                                                      ----------
                                                                      10,309,467
                                                                      ----------
   PAPER & FOREST PRODUCTS (0.1%)
   International Paper Co.          (c)                      14,800      441,040
                                                                      ----------
   PIPELINES (0.3%)
   El Paso Corp.                                             75,439    1,048,602
                                                                      ----------
   RETAIL (0.2%)
   Bed Bath & Beyond, Inc.          (g)                      19,700      791,546
                                                                      ----------
   SOFTWARE (0.4%)
   Microsoft Corp.                  (c)                      55,100    1,417,723
                                                                      ----------
   Total Common Stocks
      (Cost $25,605,440)                                              30,737,893
                                                                      ----------

                                                          PRINCIPAL
                                                           AMOUNT
                                                         ----------
   SHORT-TERM INVESTMENTS (12.6%)

   CERTIFICATES OF DEPOSIT (0.4%)
   Skandinaviska Enskilda Banken AB
   3.96%, due 2/22/06                 (b)(l)              1,382,370    1,382,370
                                                                      ----------
   Total Certificates of Deposit
      (Cost $1,382,370)                                                1,382,370
                                                                      ----------
   COMMERCIAL PAPER (5.9%)
   Clipper Receivables Corp.
   3.76%, due 10/6/05                 (l)                $  984,528      984,528
   Compass Securitization LLC
   3.79%, due 10/24/05                (l)                   981,602      981,602
   Jupiter Securitization Corp.
   3.72%, due 10/12/05                (l)                   592,445      592,445
   Lexington Parker Capital Corp.
   3.80%, due 10/3/05                 (l)                   986,157      986,157
   Liberty Street Funding Co.
   3.75%, due 10/31/05                (l)                   789,926      789,926
   Merck & Co., Inc.
   3.72%, due 10/21/05                                    6,205,000    6,192,176
   Morgan Stanley & Co.
   3.70%, due 10/13/05                                    3,000,000    2,996,300
   Ranger Funding Co. LLC
   3.76%, due 10/24/05                (l)                   783,138      783,138
   Sheffiled Receivables Corp.
   3.79%, due 10/12/05                (l)                   987,408      987,408
   Toyota Motor Credit Corp.
   3.72%, due 10/18/05                                    2,000,000    1,996,487
   UBS Finance Delaware LLC
   3.86%, due 10/3/05                                     3,930,000    3,929,157
                                                                      ----------
   Total Commercial Paper
      (Cost $21,219,324)                                              21,219,324
                                                                      ----------

                                                                 SHARES
                                                                 ------
   INVESTMENT COMPANY (0.0%)                       ++
   BGI Institutional Money Market Fund             (l)           11,529   11,529
                                                                          ------
   Total Investment Company
      (Cost $11,529)                                                      11,529
                                                                          ------

                                                    PRINCIPAL
                                                     AMOUNT
                                                   ----------
   TIME DEPOSITS (6.3%)
   Barclays
   3.70%, due 10/14/05                (l)          $1,184,889       1,184,889
   BNP Paribas
   3.95%, due 10/3/05                 (l)           3,554,667       3,554,667
   Calyon
   3.75%, due 10/27/05                (l)           1,974,815       1,974,815
   Credit Suisse First Boston Corp.
   3.74%, due 11/1/05                 (l)           1,382,370       1,382,370
   First Tennessee National Corp.
   3.70%, due 10/13/05                (l)           1,382,370       1,382,370
   Fortis Bank
   3.75%, due 10/18/05                (l)           2,962,222       2,962,222
   HBOS Halifax Bank of Scotland
   3.75%, due 11/1/05                 (l)           1,382,370       1,382,370
   Lloyds TSB Bank
   3.76%, due 10/28/05                (l)             987,407         987,407
   Marshall & Ilsley Bank
   3.97%, due 12/29/05                (l)           1,579,852       1,579,852
   Regions Bank
   3.76%, due 10/21/05                (l)           1,382,370       1,382,370
   Societe Generale
   3.77%, due 11/1/05                 (l)           3,357,185       3,357,185
   Wells Fargo & Co.
   3.77%, due 10/20/05                (l)           1,382,370       1,382,370
                                                                 ------------
   Total Time Deposits
      (Cost $22,512,887)                                           22,512,887
                                                                 ------------
   Total Short-Term Investments
      (Cost $45,126,110)                                           45,126,110
                                                                 ------------
   Total Investments
      (Cost $365,105,884)             (n)               107.1%    383,503,568(o)
   Liabilities in Excess of
      Cash and Other Assets                              (7.1)    (25,452,460)
                                                   ----------    ------------
   Net Assets                                           100.0%   $358,051,108
                                                   ==========    ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b)  Floating rate. Rate shown is the rate in effect at September 30, 2005.

(c)  Represents security, or a portion thereof, which is out on loan.

(d) LYON - Liquid Yield Option Note: callable, zero-coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates, and therefore increase over time.

(e)  Issue in default.

(f) Fair Valued Security. The total market value of these securities is $300, which reflects less than 0.1% of the Fund's net assets.

(g)  Non-income producing security.

(h) Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par.

(i) Equity Units - each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares of common stock at $50.00 by February 16, 2006.

(j) Equity Units - each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares of common stock at $50.00 by August 16, 2006.

(k) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(l) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.

(n)  The cost for federal income tax purposes is $367,046,904.

(o) At September 30, 2005 net unrealized appreciation was $16,456,664, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $26,558,738 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $10,102,074.

MAINSTAY VP DEVELOPING GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2005 unaudited

                                                             SHARES      VALUE
                                                             ------   ----------
   COMMON STOCKS (97.0%)                    +

   AEROSPACE & DEFENSE (2.9%)
   Aviall, Inc.                             (a)              16,100   $  543,858
   Curtiss-Wright Corp.                                       3,400      209,814
   Hexcel Corp.                             (a)              25,900      473,711
   Moog, Inc. Class A                       (a)               6,550      193,356
                                                                      ----------
                                                                       1,420,739
                                                                      ----------
   AUTO COMPONENTS (0.6%)
   LKQ Corp.                                (a)               9,200      277,840
                                                                      ----------
   BIOTECHNOLOGY (3.0%)
   Abgenix, Inc.                            (a)(b)           41,200      522,416
   Alkermes, Inc.                           (a)              11,600      194,880
   Coley Pharmaceutical Group, Inc.         (a)(b)            8,600      156,520
   CV Therapeutics, Inc.                    (a)(b)           17,800      476,150
   Vion Pharmaceuticals, Inc.               (a)              69,300      150,381
                                                                      ----------
                                                                       1,500,347
                                                                      ----------
   CAPITAL MARKETS (2.5%)
   Calamos Asset Management, Inc. Class A                    14,300      352,924
   Greenhill & Co., Inc.                    (b)               9,700      404,393
   Jefferies Group, Inc.                                     10,600      461,630
                                                                      ----------
                                                                       1,218,947
                                                                      ----------
   COMMERCIAL BANKS (3.3%)
   Cathey General Bancorp                                     6,400      226,944
   Cobiz, Inc.                                               10,400      193,544
   State National Bancshares, Inc.          (a)               3,000       78,000
&  SVB Financial Group                      (a)(b)           12,800      622,592
   United Community Banks, Inc.                               8,700      247,950
   Western Alliance Bancorp                 (a)               9,900      278,190
                                                                      ----------
                                                                       1,647,220
                                                                      ----------
   COMMERCIAL SERVICES & SUPPLIES (6.9%)
   Administaff, Inc.                                         12,200      484,828
   Advisory Board Co. (The)                 (a)              10,000      520,400
   Corporate Executive Board Co. (The)                        4,800      374,304
   CRA International, Inc.                  (a)               5,900      245,971
   FTI Consulting, Inc.                     (a)              17,100      431,946
   Healthcare Services Group, Inc.                           14,775      284,419
   Labor Ready, Inc.                        (a)              16,500      423,225
&  Resources Connection, Inc.               (a)              21,900      648,897
                                                                      ----------
                                                                       3,413,990
                                                                      ----------

   COMMUNICATIONS EQUIPMENT (1.1%)
   Plantronics, Inc.                                           4,700     144,807
   SiRF Technology Holdings, Inc.                  (a)        12,900     388,677
                                                                       ---------
                                                                         533,484
                                                                       ---------
   COMPUTERS & PERIPHERALS (2.1%)
   M-Systems Flash Disk Pioneers Ltd.              (a)        13,600     406,912
&  UNOVA, Inc.                                     (a)        17,600     615,648
                                                                       ---------
                                                                       1,022,560
                                                                       ---------
   CONSUMER FINANCE (0.6%)
   Nelnet, Inc. Class A                            (a)(b)      7,900     300,279
                                                                       ---------
   DISTRIBUTORS (0.4%)
   Building Material Holding Corp.                             2,000     186,380
                                                                       ---------
   DIVERSIFIED CONSUMER SERVICES (1.6%)
&  Bright Horizons Family Solutions, Inc.          (a)        15,600     599,040
   Universal Technical Institute, Inc.             (a)         5,600     199,416
                                                                       ---------
                                                                         798,456
                                                                       ---------
   DIVERSIFIED FINANCIAL SERVICES (0.4%)
   International Securities Exchange, Inc.         (a)         9,500     222,300
                                                                       ---------
   DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
&  NeuStar, Inc. Class A                           (a)        28,800     921,312
                                                                       ---------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (2.0%)
   Cognex Corp.                                               15,600     469,092
   Novatel, Inc.                                   (a)         8,000     210,720
   Trimble Navigation Ltd.                         (a)         9,000     303,210
                                                                       ---------
                                                                         983,022
                                                                       ---------
   ENERGY EQUIPMENT & SERVICES (8.3%)
   Atwood Oceanics, Inc.                           (a)         4,000     336,840
   Cal Dive International, Inc.                    (a)         9,300     589,713
   Hydril                                          (a)         4,400     302,016
   Oil States International, Inc.                  (a)(b)     12,300     446,613
   Superior Energy Services                        (a)        13,800     318,642
   Superior Well Services, Inc.                    (a)        13,100     302,610
   TETRA Technologies, Inc.                        (a)        15,800     493,276
   Todco Class A                                              10,900     454,639
   Unit Corp.                                      (a)         9,900     547,272
   W-H Energy Services, Inc.                       (a)         9,500     307,990
                                                                       ---------
                                                                       4,099,611
                                                                       ---------
   FOOD & STAPLES RETAILING (1.9%)
   Central European Distribution Corp.             (a)         7,600     323,684
&  United Natural Foods, Inc.                      (a)        17,100     604,656
                                                                       ---------
                                                                         928,340
                                                                       ---------

   FOOD PRODUCTS (0.6%)
   Diamond Foods, Inc.                       (a)              18,200     311,220
                                                                       ---------
   HEALTH CARE EQUIPMENT & SUPPLIES (8.0%)
   American Medical Systems Holdings, Inc.   (a)               5,000     100,750
&  ArthroCare Corp.                          (a)              18,000     723,960
   Foxhollow Technologies, Inc.              (a)(b)            4,100     195,201
   Hologic, Inc.                             (a)               9,600     554,400
   Integra LifeSciences Holdings Corp.       (a)               7,700     294,602
   Intuitive Surgical, Inc.                  (a)               5,700     417,753
   Kyphon, Inc.                              (a)(b)            9,300     408,642
   Meridian Bioscience, Inc.                                  15,500     320,850
   Sybron Dental Specialties, Inc.           (a)              13,700     569,646
   Ventana Medical Systems, Inc.             (a)              10,100     384,507
                                                                       ---------
                                                                       3,970,311
                                                                       ---------
   HEALTH CARE PROVIDERS & SERVICES (6.6%)
   PRA International                         (a)              16,400     497,084
   Psychiatric Solutions, Inc.               (a)              10,700     580,261
&  SFBC International, Inc.                  (a)              15,800     701,362
   Sierra Health Services, Inc.              (a)               4,900     337,463
   Symbion, Inc.                             (a)              16,000     413,920
   WebMD Health Corp. Class A                (a)               9,100     224,306
   WellCare Health Plans, Inc.               (a)              13,300     492,765
                                                                       ---------
                                                                       3,247,161
                                                                       ---------
   HOTELS, RESTAURANTS & LEISURE (2.6%)
   Mikohn Gaming Corp.                       (a)              24,700     328,263
&  Scientific Games Corp., Class A           (a)              22,900     709,900
   Shuffle Master, Inc.                      (a)(b)           10,100     266,943
                                                                       ---------
                                                                       1,305,106
                                                                       ---------
   INSURANCE (1.2%)
   North Pointe Holding Corp.                (a)              14,100     175,545
   ProAssurance Corp.                        (a)               8,800     410,696
                                                                       ---------
                                                                         586,241
                                                                       ---------
   INTERNET & CATALOG RETAIL (3.1%)
   Blue Nile, Inc.                           (a)(b)            8,500     268,940
   Coldwater Creek, Inc.                     (a)              14,400     363,168
   Overstock.com, Inc.                       (a)(b)            3,700     141,895
   Provide Commerce, Inc.                    (a)(b)           12,700     308,229
   Stamps.com, Inc.                          (a)              25,200     433,692
                                                                       ---------
                                                                       1,515,924
                                                                       ---------
   INTERNET SOFTWARE & SERVICES (5.1%)
   aQuantive, Inc.                           (a)(b)           19,400     390,522
   Blue Coat Systems, Inc.                   (a)              10,100     439,148
   Digitas, Inc.                             (a)              38,800     440,768
   Openwave Systems, Inc.                    (a)(b)           22,200     399,156
   WebEx Communications, Inc.                (a)(b)           15,400     377,454
   Websense, Inc.                            (a)               5,400     276,534

   WebSideStory, Inc.                           (a)           12,100     214,412
                                                                       ---------
                                                                       2,537,994
                                                                       ---------
   IT SERVICES (3.6%)
   Anteon International Corp.                   (a)            4,500     192,420
   Euronet Worldwide, Inc.                      (a)           11,100     328,449
   Kanbay International, Inc.                   (a)           18,600     349,680
   Sapient Corp.                                (a)           56,200     351,250
   SRA International, Inc. Class A              (a)           15,500     549,940
                                                                       ---------
                                                                       1,771,739
                                                                       ---------
   LEISURE EQUIPMENT & PRODUCTS (0.6%)
   Marvel Entertainment, Inc.                   (a)(b)        15,500     276,985
                                                                       ---------
   MEDIA (1.2%)
   Morningstar, Inc.                            (a)           18,100     579,200
                                                                       ---------
   OIL & GAS (0.5%)
   Energy Partners Ltd.                         (a)            8,200     256,004
                                                                       ---------
   OIL, GAS & CONSUMABLE FUELS (4.1%)
   Alpha Natural Resources, Inc.                (a)           14,500     435,580
   Denbury Resources, Inc.                      (a)            6,300     317,772
   Encore Acquisition Co.                       (a)            9,650     374,902
   Foundation Coal Holdings, Inc.                             11,800     453,710
   KCS Energy, Inc.                             (a)(b)        15,400     423,962
   Penn Virginia Corp.                                           100       5,771
                                                                       ---------
                                                                       2,011,697
                                                                       ---------
   PERSONAL PRODUCTS (0.5%)
   Nu Skin Enterprises, Inc. Class A            (b)           11,900     226,695
                                                                       ---------
   PHARMACEUTICALS (0.8%)
   Kos Pharmaceuticals, Inc.                    (a)            3,800     254,334
   Noven Pharmaceuticals, Inc.                  (a)           10,300     144,200
                                                                       ---------
                                                                         398,534
                                                                       ---------
   REAL ESTATE (0.8%)
   Jones Lang Lasalle, Inc.                                    8,400     386,904
                                                                       ---------
   ROAD & RAIL (1.8%)
&  Landstar System, Inc.                                      15,300     612,459
   USA Truck, Inc.                              (a)           10,800     273,240
                                                                       ---------
                                                                         885,699
                                                                       ---------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
      (4.4%)
   Advanced Analogic Technologies, Inc.         (a)           21,000     234,990
   Atheros Communications, Inc.                 (a)           35,600     347,456
   ATMI, Inc.                                   (a)           15,550     482,050
   Microsemi Corp.                              (a)           19,300     492,922
   Trident Microsystems, Inc.                   (a)            7,500     238,575
   Varian Semiconductor Equipment Associates,
      Inc.                                      (a)(b)         9,000     381,330

                                                                      ----------
                                                                       2,177,323
                                                                      ----------
   SOFTWARE (7.5%)
   Blackboard, Inc.                          (a)(b)          13,200      330,132
   FactSet Research Systems, Inc.                            16,700      588,508
   Kronos, Inc.                              (a)(b)           4,550      203,112
   Microstrategy, Inc. Class A               (a)              6,500      456,885
   Red Hat, Inc.                             (a)(b)          19,700      417,443
   Salesforce.Com, Inc.                      (a)(b)          16,500      381,480
   Ultimate Software Group, Inc.             (a)             10,100      186,042
   Verint Systems, Inc.                      (a)             12,800      524,032
   Wind River Systems, Inc.                  (a)             22,900      296,097
   Witness Systems, Inc.                     (a)             14,000      292,460
                                                                      ----------
                                                                       3,676,191
                                                                      ----------
   SPECIALTY RETAIL (3.1%)
   Golf Galaxy, Inc.                         (a)                900       14,346
   Guess?, Inc.                              (a)             16,200      347,166
   Guitar Center, Inc.                       (a)              5,000      276,050
   Hibbett Sporting Goods, Inc.              (a)             12,900      287,025
   Volcom, Inc.                              (a)             13,100      366,931
   Zumiez, Inc.                              (a)              7,700      251,251
                                                                      ----------
                                                                       1,542,769
                                                                      ----------
   TEXTILES, APPAREL & LUXURY GOODS (0.9%)
   Fossil, Inc.                              (a)(b)           7,550      137,335
   Warnaco Group (The), Inc.                 (a)             14,800      324,268
                                                                      ----------
                                                                         461,603
                                                                      ----------
   TRADING COMPANIES & DISTRIBUTORS (0.5%)
   Beacon Roofing Supply, Inc.               (a)              6,900      225,423
                                                                      ----------
   Total Common Stocks
      (Cost $40,726,515)                                              47,825,550
                                                                      ----------

                                                             PRINCIPAL
                                                               AMOUNT
                                                             ---------
   SHORT-TERM INVESTMENTS (14.9%)

   CERTIFICATES OF DEPOSIT (0.7%)
   Skandinaviska Enskilda Banken AB
   3.96%, due 2/22/06                 (c)(d)                  $339,590   339,590
                                                                         -------
   Total Certificates of Deposit
      (Cost $339,590)                                                    339,590
                                                                         -------
   COMMERCIAL PAPER (3.0%)
   Clipper Receivables Corp.
   3.76%, due 10/6/05                 (c)                      241,857   241,857
   Compass Securitization LLC
   3.79%, due 10/24/05                (c)                      241,138   241,138
   Jupiter Securitization Corp.
   3.72%, due 10/12/05                (c)                      145,539   145,539

   Lexington Parker Capital Corp.
   3.80%, due 10/3/05               (c)                      242,257     242,257
   Liberty Street Funding Co.
   3.75%, due 10/31/05              (c)                      194,051     194,051
   Ranger Funding Co. LLC
   3.76%, due 10/24/05              (c)                      192,384     192,384
   Sheffiled Receivables Corp.
   3.79%, due 10/12/05              (c)                      242,564     242,564
                                                                       ---------
   Total Commercial Paper
      (Cost $1,499,790)                                                1,499,790
                                                                       ---------

                                                                  SHARES
                                                                  ------
   INVESTMENT COMPANY (0.0%)             ++
   BGI Institutional Money Market Fund   (c)                       2,832   2,832
                                                                           -----
   Total Investment Company
      (Cost $2,832)                                                        2,832
                                                                           -----

                                                           PRINCIPAL
                                                             AMOUNT
                                                           ---------
   TIME DEPOSITS (11.2%)
   Barclays
   3.70%, due 10/14/05                (c)                   $291,077     291,077
   BNP Paribas
   3.95%, due 10/3/05                 (c)                    873,232     873,232
   Calyon
   3.75%, due 10/27/05                (c)                    485,129     485,129
   Credit Suisse First Boston Corp.
   3.74%, due 11/1/05                 (c)                    339,590     339,590
   First Tennessee National Corp.
   3.70%, due 10/13/05                (c)                    339,590     339,590
   Fortis Bank
   3.75%, due 10/18/05                (c)                    727,693     727,693
   HBOS Halifax Bank of Scotland
   3.75%, due 11/1/05                 (c)                    339,590     339,590
   Lloyds TSB Bank
   3.76%, due 10/28/05                (c)                    242,564     242,564
   Marshall & Ilsley Bank
   3.97%, due 12/29/05                (c)                    388,103     388,103
   Regions Bank
   3.76%, due 10/21/05                (c)                    339,590     339,590
   Societe Generale
   3.77%, due 11/1/05                 (c)                    824,719     824,719
   Wells Fargo
   3.77%, due 10/20/05                (c)                    339,590     339,590
                                                                       ---------
   Total Time Deposits
      (Cost $5,530,467)                                                5,530,467
                                                                       ---------
   Total Short-Term Investments
      (Cost $7,372,679)                                                7,372,679
                                                                       ---------

   Total Investments
      (Cost $48,099,194)      (e)                         111.9%   55,198,229(f)
   Liabilities in Excess of
      Cash and Other Assets                               (11.9)   (5,892,841)
                                                          -----   -----------
   Net Assets                                             100.0%  $49,305,388
                                                          =====   ===========

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at September 30, 2005.

(e)  The cost for federal income tax purposes is $48,291,286.

(f) At September 30, 2005 net unrealized appreciation was $6,994,744, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $8,212,916 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,218,172.

MAINSTAY VP FLOATING RATE PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2005 unaudited

                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
   LONG-TERM BONDS (89.7%)                      +
   FLOATING RATE LOANS (88.5%) (A)

   AEROSPACE & DEFENSE (3.2%)
   Hexcel Corporation
   Term Loan B
&  5.36%, due 3/01/12                                    $1,644,444   $1,660,889
   Mid-Western Aircraft Systems, Inc.
   Term Loan B
   5.96%, due 12/31/11                                      997,500    1,008,473
                                                                      ----------
                                                                       2,669,362
                                                                      ----------
   APPAREL RETAIL (0.6%)
   Eddie Bauer, Inc.
   Term Loan B
   6.71%, due 6/21/11                                       498,750      504,984
                                                                      ----------
   APPAREL, ACCESSORIES & LUXURY GOODS (2.3%)
   St. John Knits International, Inc.
   Term Loan B
   6.54%, due 3/23/12                                     1,492,500    1,511,156
   William Carter Company (The)
   Term Loan
   5.72%, due 7/14/12                                       468,750      475,488
                                                                      ----------
                                                                       1,986,644
                                                                      ----------
   AUTO PARTS & EQUIPMENT (2.5%)
   Key Automotive Group
   Term Loan B
   0.00%, due 6/29/10                                     1,000,000    1,002,500
   TRW Automotive Inc.
   Tranche B Term Loan
   5.25%, due 6/30/12                                     1,110,371    1,121,243
                                                                      ----------
                                                                       2,123,743
                                                                      ----------
   BROADCASTING & CABLE TV (7.1%)
   Charter Communications Operating, LLC
   Term Loan B
&  6.93%, due 4/07/11                                     1,950,189    1,958,151
   DirectTV Holdings, LLC
   Term Loan B
&  5.34%, due 4/13/13                                     2,000,000    2,021,666
   UPC Broadband Holding B.V.
   Term Loan H2
&  6.00%, due 9/30/12                                     2,000,000    2,020,000
                                                                      ----------
                                                                       5,999,817
                                                                      ----------
   BUILDING PRODUCTS (1.8%)
   Stile Acquisition Corp.
   U.S. Term Loan
   5.67%, due 4/06/13                                     1,492,500    1,496,401
                                                                      ----------
                                                                       1,496,401
                                                                      ----------
   CASINOS & GAMING (4.2%)
   Resorts International Holdings, LLC
   2nd Lien Term Loan

   6.53%, due 4/26/13                                       500,000      501,250
   Term Loan B
   9.42%, due 4/26/12                                     1,044,750    1,051,280
   Venetian Casino Resort, LLC/Las Vegas Sands,
      Inc
   Term Loan B
&  5.77%, due 6/15/11                                     2,000,000    2,015,626
                                                                      ----------
                                                                       3,568,156
                                                                      ----------
   DISTILLERS & VINTNERS (1.1%)
   Constellation Brands, Inc.
   Term Loan B
   5.91%, due 11/30/11                                      942,160      954,290
                                                                      ----------
   DIVERSIFIED CHEMICALS (1.0%)
   BCP Crystal US Holdings Corp
   Credit Linked Deposit
   5.74%, due 4/06/11                                       807,736      818,505
                                                                      ----------
   DIVERSIFIED METALS & MINING (1.2%)
   Trout Coal Holdings, LLC
   1st Lien Term Loan
   6.03%, due 3/23/11                                       997,494      998,741
                                                                      ----------
   ELECTRIC UTILITIES (1.1%)
   Allegheny Energy Supply Company, LLC
   Delayed Draw Term
   5.77%, due 3/08/11                                       934,499      947,348
                                                                      ----------
   ELECTRONIC EQUIPMENT MANUFACTURERS (2.4%)
   Invensys International Holdings Ltd.
   A Bonding Facility
   6.76%, due 3/05/09                                     1,500,000    1,515,000
   2nd Lien Term Loan
   8.53%, due 12/05/09                                      500,000      505,625
                                                                      ----------
                                                                       2,020,625
                                                                      ----------
   ENVIRONMENTAL SERVICES (2.3%)
   Allied Waste Industries Inc.
   Term Loan
   5.34%, due 1/15/12                                     1,416,182    1,426,159
   Tranche A
   5.85%, due 1/15/12                                       535,135      539,000
                                                                      ----------
                                                                       1,965,159
                                                                      ----------
   FOOD & STAPLES RETAILING (1.2%)
   Bi-Lo LLC
   Term Loan
   7.77%, due 6/30/11                                     1,000,000    1,003,750
                                                                      ----------
   HEALTH CARE FACILITIES (5.3%)
   Healthsouth Corporation
   Term Loan 1
   8.77%, due 6/15/10                                       500,000      499,375
   Lifepoint Hospitals, Inc.
   Term Loan B
   5.44%, due 4/15/12                                     1,435,857    1,449,191
   Select Medical Corporation
   Term Loan B
   5.57%, due 2/24/12                                     1,492,500    1,495,195
   Vanguard Health Holding Co., LLC
   Replacement Term
   6.21%, due 9/23/11                                     1,000,000    1,013,750

                                                                       ---------
                                                                       4,457,511
                                                                       ---------
   HEALTH CARE SERVICES (3.0%)
   Alliance Imaging, Inc.
   Tranche C1 Term Loan
&  5.99%, due 12/29/11                                     2,000,000   2,022,500
   Aveta Holdings, LLC
   Term Loan B
   7.46%, due 8/22/11                                        500,000     501,250
                                                                       ---------
                                                                       2,523,750
                                                                       ---------
   HOUSEHOLD PRODUCTS (2.6%)
   Johnsondiversey, Inc.
   Tranche B Term Loan
   5.46%, due 11/03/09                                     1,162,474   1,175,189
   Spectrum Brand
   Term Loan
   5.71%, due 2/06/12                                        995,000   1,005,779
                                                                       ---------
                                                                       2,180,968
                                                                       ---------
   HOUSEWARES & SPECIALTIES (1.2%)
   Jarden Corporation
   Term Loan
   5.69%, due 1/24/12                                        997,500   1,001,989
                                                                       ---------
   INDUSTRIAL MACHINERY (0.6%)
   Flowserve Corporation
   Term Loan B
   5.81%, due 8/10/12                                        500,000     506,750
                                                                       ---------
   INVESTMENT BANKING & BROKERAGE (1.2%)
   Refco Group Ltd., LLC
   Term Loan
   5.84%, due 8/05/11                                        993,808   1,003,498
                                                                       ---------
   LEISURE PRODUCTS (1.2%)
   Mega Bloks Inc.
   Term Loan B
   5.60%, due 7/26/12                                      1,000,000   1,012,500
                                                                       ---------
   METAL & GLASS CONTAINERS (3.6%)
   Berry Plastics Corporation
   Term Loan C
   6.11%, due 12/02/11                                       997,500   1,010,468
   Graham Packaging Holdings Co
   Term Loan B
   6.15%, due 10/07/11                                       997,487   1,009,800
   Owens-Illinois Inc.
   French Tranche 1
   5.62%, due 4/01/08                                      1,000,000   1,006,250
                                                                       ---------
                                                                       3,026,518
                                                                       ---------
   MOVIES & ENTERTAINMENT (1.2%)
   Metro-Goldwyn-Mayer Studios Inc.
   Tranche B Term Loan
   6.27%, due 4/08/12                                      1,000,000   1,011,591
                                                                       ---------
   MULTI-UTILITIES & UNREGULATED POWER (6.2%)
   Cogentrix Delaware Holdings, Inc.
   Term Loan
   5.78%, due 4/14/12                                      1,185,588   1,201,643
   Covanta Energy Corporation
   Funded Letter of Credit

   3.86%, due 6/24/12                                        552,846     561,138
   Term Loan
   6.96%, due 6/24/12                                        446,037     452,727
   La Paloma Generating Co., LLC
   Acquisition Term Loan
   5.38%, due 8/16/12                                        800,000     809,250
   Delayed Draw Term
   5.54%, due 8/16/12                                         68,852      64,451
   Synthetic Letter of Credit
   5.77%, due 8/16/12                                        131,148     132,664
   Reliant Energy Inc.
   Term Loan
&  6.10%, due 4/30/10                                      1,989,975   1,999,214
                                                                       ---------
                                                                       5,221,087
                                                                       ---------
   OFFICE SERVICES AND SUPPLIES (3.5%)
   ACCO Brands Corporation
   U.S. Term Loan
   5.58%, due 8/17/12                                        500,000     506,500
   Fidelity National Information Solutions, Inc.
   Term Loan B
   5.48%, due 3/09/13                                        954,054     957,120
   Sungard Data Systems, Inc.
   Term Loan
&  6.28%, due 2/11/13                                      1,500,000   1,516,535
                                                                       ---------
                                                                       2,980,155
                                                                       ---------
   OIL & GAS EXPLORATION & PRODUCTION (1.2%)
   Kerr-McGee Corporation
   Tranche X Term Loan
   6.11%, due 5/24/07                                      1,050,000   1,052,437
                                                                       ---------
   OIL & GAS REFINING & MARKETING &
      TRANSPORTATION (2.4%)
   EPCO Holdings, Inc.
   Institutional Term Loan
   6.04%, due 8/18/10                                      1,000,000   1,015,938
   Lyondell-Citgo Refining LP
   Term Loan
   0.00%, due 5/21/07                                      1,000,000   1,012,500
                                                                       ---------
                                                                       2,028,438
                                                                       ---------
   PACKAGED FOODS & MEATS (1.1%)
   Pinnacle Foods Holdings Corp.
   Term Loan
   6.76%, due 11/25/10                                       960,407     970,912
                                                                       ---------
   PHARMACEUTICALS (2.2%)
   Mylan Laboratories Inc.
   Tranche B Term Loan
   7.25%, due 6/30/10                                      1,000,000   1,012,917
   Warner Chilcott Corp.
   Dovonex Delayed
   Tranche B Term Loan
   6.77%, due 1/18/12                                        543,181     546,673
   Tranche C Term Loan
   6.61%, due 1/18/12                                        218,875     220,282
   Tranche D Term Loan
   0.50%, due 1/31/06                                        110,410     101,764
                                                                       ---------
                                                                       1,881,636
                                                                       ---------
   PUBLISHING (4.2%)
   Hanley Wood LLC
   Closing Date Term

   6.11%, due 8/01/12                                        894,040     896,648
   New Publishing Acquisition, Inc.
   Term Loan
&  6.03%, due 8/05/12                                      1,500,000   1,521,563
   R.H. Donnelley Inc.
   Tranche D Term Loan
   0.00%, due 6/30/11                                      1,100,000   1,107,192
                                                                       ---------
                                                                       3,525,403
                                                                       ---------
   REAL ESTATE INVESTMENT TRUSTS (4.7%)
   General Growth Properties, Inc
   Term Loan A
   0.00%, due 11/12/07                                     1,000,000   1,004,750
   Macerich Partnership, L.P.
   Term Loan
   5.34%, due 4/26/10                                      1,000,000   1,004,375
   Interim Term Loan
   5.43%, due 4/25/06                                      1,000,000   1,000,000
   Maguire Properties, LP
   Term Loan B
   0.00%, due 3/15/10                                      1,000,000   1,010,417
                                                                       ---------
                                                                       4,019,542
                                                                       ---------
   SPECIALTY CHEMICALS (0.6%)
   Nalco Company
   Term Loan B
   5.81%, due 11/04/10                                       500,000     507,500
                                                                       ---------
   SPECIALTY STORES (1.8%)
   Eye Care Centers of America, Inc.
   Term Loan B
   6.81%, due 3/01/12                                      1,496,250   1,505,602
                                                                       ---------
   TELECOMMUNICATIONS (1.2%)
   Madison River Capital, LLC
   Term Loan B
   6.22%, due 7/29/12                                      1,000,000   1,015,000
                                                                       ---------
   TEXTILES (1.5%)
   Springs Industries, Inc.
   Term Loan B
   6.81%, due 12/07/10                                     1,244,984   1,241,872
                                                                       ---------
   TIRE & RUBBER (1.8%)
   Goodyear Tire & Rubber Company (The)
   2nd Lien Term Loan
&  6.32%, due 4/30/10                                      1,500,000   1,517,813
                                                                       ---------
   TRADING COMPANIES & DISTRIBUTORS (2.4%)
   Ashtead Group PLC
   Term Loan
   6.06%, due 11/12/09                                     1,000,000   1,013,333
   Brand Services, Inc.
   Term Loan
   7.03%, due 1/15/12                                        997,501   1,012,464
                                                                       ---------
                                                                       2,025,797
                                                                       ---------
   WIRELESS TELECOMMUNICATION SERVICES (1.8%)
   American Tower, L.P.
   Term Loan C
   4.96%, due 8/31/11                                        995,000     998,731
   Centennial Cellular Operating, Co. LLC

   Term Loan
   6.34%, due 2/09/11                                    498,734      503,098
                                                                   ----------
                                                                    1,501,829
                                                                   ----------
   Total Floating Rate Loans
      (Cost $74,359,044)                                           74,777,623
                                                                   ----------
   FOREIGN BONDS (1.2%)

   GENERAL MERCHANDISE STORES (1.2%)
   Dollarama Group, L.P
   Additional Term Loan
   6.01%, due 11/18/11                                 1,000,000    1,015,000
                                                                   ----------
   Total Foreign Bonds
      (Cost $1,002,625)                                             1,015,000
                                                                   ----------
   Total Long-Term Bonds
      (Cost $75,361,669)                                           75,792,623
                                                                   ----------
   SHORT-TERM INVESTMENTS (15.6%)

   COMMERCIAL PAPER (11.2%)
   Becton Dickinson & Co.
   3.73%, due 10/24/05                                 1,000,000      997,617
   Caterpillar Financial Services Corp.
   3.58%, due 10/3/05                                  1,000,000      999,801
   General Electric Capital Corp.
   3.55%, due 10/20/05                                 1,000,000      998,047
   Hershey Co. (The)
   3.72%, due 11/1/05                                  1,000,000      996,797
   Illinois Tool Works, Inc.
   3.56%, due 10/3/05                                  1,000,000      999,786
   JPMorgan Chase & Co.
   3.72%, due 10/17/05                                 1,000,000      998,347
   Minnesota Mining & Manufacturing Co.
   3.64%, due 10/11/05                                   500,000      499,495
   Morgan Stanley
   3.80%, due 10/6/05                                  1,000,000      999,472
   Motiva Enterprises LLC
   3.78%, due 10/3/05                                  1,000,000      999,790
   Rabobank USA Finance Corp.
   3.87%, due 10/3/05                                  1,000,000      999,785
                                                                   ----------
   Total Commercial Paper
      (Cost $9,488,937)                                             9,488,937
                                                                   ----------
   FEDERAL AGENCIES (4.4%)
   Federal Home Loan Mortgage Corporation
   3.20%, due 10/3/05                                  3,710,000    3,709,340
                                                                   ----------
   Total Federal Agencies
      (Cost $3,709,341)                                             3,709,340
                                                                   ----------
   Total Short-Term Investments
      (Cost $13,198,278)                                           13,198,277
                                                                   ----------
   Total Investments
      (Cost $88,559,947)                    (b)            105.3%  88,990,900(c)

   Liabilities in Excess of
      Cash and Other Assets                                  (5.3)   (4,441,393)
                                                            -----   -----------
   Net Assets                                               100.0%  $84,549,507
                                                            =====   ===========

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a) Floating Rate Loans generally pay interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at September 30, 2005. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to dispositoin of a Floating Rate Loan.

(b) The cost stated also represents the aggregate cost for federal income tax purposes.

(c) At September 30, 2005 net unrealized appreciation was $430,953, based on cost for federal income tax purposes. This consistent of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $473,000 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $42,047.

MAINSTAY VP GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2005 unaudited

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
   LONG-TERM BONDS (96.2%)                       +
   ASSET-BACKED SECURITIES (6.6%)

   COMMERCIAL MORTGAGE LOANS (1.8%)
   Citigroup Commercial Mortgage Trust
   Series 2005-EMG, Class A1
   4.154%, due 9/20/51                           (a)    $2,399,937   $ 2,367,878
   Series 2004-C2, Class A5
   4.733%, due 10/15/41                                  3,000,000     2,943,217
                                                                     -----------
                                                                       5,311,095
                                                                     -----------
   CONSUMER FINANCE (1.5%)
   Harley-Davidson Motorcycle Trust
   Series 2002-1, Class A2
   4.50%, due 1/15/10                                    1,888,608     1,889,966
   Volkswagen Auto Loan Enhanced Trust
   Series 2003-2, Class A3
   2.27%, due 10/22/07                                   2,629,453     2,608,037
                                                                     -----------
                                                                       4,498,003
                                                                     -----------
   CONSUMER LOANS (0.6%)
   Atlantic City Electric Transition
   Funding LLC
   Series 2002-1, Class A4
   5.55%, due 10/20/23                                   1,650,000     1,739,026
                                                                     -----------
   DIVERSIFIED FINANCIAL SERVICES (2.1%)
   Capital One Master Trust
   Series 2001-5, Class A
   5.30%, due 6/15/09                                    1,350,000     1,359,294
   GS Mortgage Securities Corp. II
   Series 2001-RCK, Class A1
   6.22%, due 5/3/18                             (a)     2,162,141     2,244,108
   Massachusetts RRB Special Purpose Trust
   Series 2001-1, Class A
   6.53%, due 6/1/15                                     2,392,387     2,561,979
                                                                     -----------
                                                                       6,165,381
                                                                     -----------
   MULTI-UTILITIES & UNREGULATED POWER (0.3%)
   Public Service of New Hampshire Funding LLC
   Series 2002-1, Class A
   4.58%, due 2/1/10                                       973,105       973,381
                                                                     -----------
   PERSONAL LOANS (0.1%)
   MMCA Automobile Trust
   Series 2001-2, Class A4
   4.018%, due 7/15/06                           (b)       246,840       246,829
                                                                     -----------
   THRIFTS & MORTGAGE FINANCE (0.2%)
   Vanderbilt Mortgage Finance
   Series 1999-B, Class 1A4
   6.545%, due 4/7/18                                      470,868       473,878
                                                                     -----------
   Total Asset-Backed Securities
      (Cost $19,334,415)                                              19,407,593
                                                                     -----------

   CORPORATE BONDS (2.1%)

   CONSUMER FINANCE (0.5%)
   HSBC Finance Corp.
   5.00%, due 6/30/15                                     1,500,000    1,475,230
                                                                      ----------
   ELECTRIC UTILITIES (0.7%)
   Kiowa Power Partners LLC
   Series B
   5.737%, due 3/30/21                          (a)       2,000,000    1,984,560
                                                                      ----------
   INSURANCE (0.5%)
   Fund American Cos., Inc.
   5.875%, due 5/15/13                                    1,340,000    1,340,236
                                                                      ----------
   MEDIA (0.4%)
   TCI Communications, Inc.
   8.75%, due 8/1/15                                      1,060,000    1,316,177
                                                                      ----------
   Total Corporate Bonds
      (Cost $6,194,145)                                                6,116,203
                                                                      ----------
   MORTGAGE-BACKED SECURITIES (2.0%)

   COMMERCIAL MORTGAGE LOANS (COLLATERALIZED
   MORTGAGE OBLIGATIONS) (2.0%)
   Fannie Mae Grantor Trust
   Series 2003-T1, Class B
   4.491%, due 11/25/12                                   2,660,000    2,623,766
   Series 1998-M6, Class A2
   6.32%, due 8/15/08                                     3,230,049    3,341,417
                                                                      ----------
   Total Mortgage-Backed Securities
      (Cost $6,077,897)                                                5,965,183
                                                                      ----------
   MUNICIPAL BOND (0.4%)

   TEXAS (0.4%)
   Harris County Texas Industrial
   Development Corp.
   Solid Waste Deer Park
   5.683%, due 3/1/23                           (b)       1,280,000    1,299,930
                                                                      ----------
   Total Municipal Bond
      (Cost $1,304,859)                                                1,299,930
                                                                      ----------
   U.S. GOVERNMENT & FEDERAL AGENCIES (85.1%)

   FEDERAL HOME LOAN MORTGAGE CORPORATION
   (3.7%)
   3.625%, due 9/15/08                                    7,000,000    6,847,988
   5.25%, due 11/5/12                                     4,100,000    4,073,293
                                                                      ----------
                                                                      10,921,281
                                                                      ----------
   FEDERAL HOME LOAN MORTGAGE CORPORATION
      (MORTGAGE PASS-THROUGH SECURITIES)(10.3%)
   3.00%, due 8/1/10                                      2,377,294    2,268,100
   5.00%, due 6/1/33                            (d)       8,455,931    8,407,043
   5.00%, due 8/1/33                            (d)       4,126,723    4,037,719
   5.00%, due 11/1/34 TBA                       (c)       2,830,000    2,765,442
&  5.50%, due 1/1/33                            (d)      12,965,991   12,979,527
                                                                      ----------
                                                                      30,457,831
                                                                      ----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION
      (10.6%)
   2.80%, due 3/1/19
   6.90%, beginning 3/1/06                                1,250,000    1,241,476
   4.375%, due 7/17/13                                    3,725,000    3,600,946
   5.25%, due 8/1/12                                      4,850,000    4,982,580
   6.625%, due 9/15/09                                    1,550,000    1,665,664
&  6.625%, due 11/15/30                                   8,685,000   10,721,059

&  7.25%, due 1/15/10                                    8,300,000     9,168,255
                                                                     -----------
                                                                      31,379,980
                                                                     -----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION
      (MORTGAGE PASS-THROUGH SECURITIES)
      (44.7%)
   3.351%, due 4/1/34                          (b)(d)    4,144,636     4,114,609
   4.00%, due 9/2/08                                     6,895,000     6,791,368
&  4.50%, due 7/1/18                           (d)      13,869,879    13,531,149
&  4.50%, due  11/1/18                         (d)       9,822,822     9,710,614
   5.00%, due 11/1/17                                    8,915,951     8,902,270
   5.00%, due 10/1/35 TBA                      (c)       5,980,000     5,852,925
&  5.50%, due 5/2/06                                    12,929,053    13,260,602
   5.50%, due 12/1/33                          (d)       5,964,762     6,050,360
&  5.50%, due 10/1/20 TBA                      (c)      10,978,706    10,958,147
&  5.50%, due 10/1/35 TBA                      (c)      15,185,206    15,139,547
   6.00%, due 12/1/16 - 10/1/35                            490,975       499,465
&  6.00%, due 10/1/35 TBA                      (c)      26,150,126    26,084,977
   6.25%, due 2/1/11                                     4,290,000     4,584,530
   6.50%, due 10/1/31 - 7/1/32                           1,150,810     1,186,147
   7.00%, due 7/1/31 - 11/1/32                           2,611,140     2,733,317
   7.50%, due 1/1/30 - 8/1/31                            1,913,545     2,080,670
   7.50%, due 4/1/31                           (d)       1,007,819     1,014,431
                                                                     -----------
                                                                     132,495,128
                                                                     -----------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      (MORTGAGE PASS-THROUGH SECURITIES)
      (2.6%)
   6.00%, due 8/15/32                          (d)       1,615,477     1,667,754
   6.00%, due 10/15/32                         (d)       2,297,831     2,341,521
   6.50%, due 7/15/28                                      578,793       673,833
   6.50%, due 7/15/32                          (d)       1,754,085     1,755,027
   7.50%, due 12/15/28 - 3/15/32                         1,160,981     1,233,529
                                                                     -----------
                                                                       7,671,664
                                                                     -----------
   HVIDE VAN OMMEREN TANKERS LLC (1.6%)(e)
   Series I
   7.54%, due 12/14/23                                   2,428,000     2,521,939
   Series II
   7.54%, due 12/14/23                                   2,407,000     2,500,127
                                                                     -----------
                                                                       5,022,066
                                                                     -----------
   TENNESSEE VALLEY AUTHORITY (1.4%)
   4.65%, due 6/15/35                                    4,395,000     4,184,792
                                                                     -----------
   U.S. TREASURY BONDS (5.8%)
   5.375%, due 2/15/31                         (f)         695,000       778,617
   6.00%, due 2/15/26                                    1,125,000     1,326,797
   6.25%, due 8/15/23                                    2,965,000     3,545,375
&  6.875%, due 8/15/25                                   7,570,000     9,758,797
   7.50%, due 11/15/16                                   1,450,000     1,835,269
                                                                     -----------
                                                                      17,244,855
                                                                     -----------
   U.S. TREASURY NOTES (4.4%)
   2.00%, due 7/15/14                          (g)       3,108,900     3,175,813
   2.625%, due 11/15/06                                    265,000       260,652
   3.625%, due 4/30/07                         (f)       6,560,000     6,504,647
   3.875%, due 2/15/13                         (f)       2,410,000     2,347,962
   6.00%, due 8/15/09                                      600,000       638,086
                                                                     -----------
                                                                      12,927,160
                                                                     -----------
   Total U.S. Government & Federal Agencies
      (Cost $253,056,950)                                            252,304,757
                                                                     -----------
   Total Long-Term Bonds
      (Cost $285,968,266)                                            285,093,666
                                                                     -----------

   SHORT-TERM INVESTMENTS (27.0%)

   CERTIFICATES OF DEPOSIT (0.1%)
   Skandinaviska Enskilda Banken AB
   3.96%, due 2/22/06                        (b)(h)         430,048      430,048
                                                                      ----------
   Total Certificates of Deposit
      (Cost $430,048)                                                    430,048
                                                                      ----------
   COMMERCIAL PAPER (0.6%)
   Clipper Receivables Corp.
   3.76%, due 10/6/05                        (h)            306,281      306,281
   Compass Securitization LLC
   3.79%, due 10/24/05                       (h)            305,371      305,371
   Jupiter Securitization Corp.
   3.72%, due 10/12/05                       (h)            184,306      184,306
   Lexington Parker Capital Corp.
   3.80%, due 10/3/05                        (h)            306,788      306,788
   Liberty Street Funding Co.
   3.75%, due 10/31/05                       (h)            245,741      245,741
   Ranger Funding Co. LLC
   3.76%, due 10/24/05                       (h)            243,630      243,630
   Sheffiled Receivables Corp.
   3.79%, due 10/12/05                       (h)            307,177      307,177
                                                                      ----------
   Total Commercial Paper
      (Cost $1,899,294)                                                1,899,294
                                                                      ----------
   FEDERAL AGENCIES (23.9%)
   Federal Home Loan Bank (Discount Notes)
   3.44%, due 10/6/05                                    10,000,000    9,995,222
   3.53%, due 10/5/05                                     9,690,000    9,686,200
   3.55%, due 10/11/05                                   11,400,000   11,388,758
   3.55%, due 10/4/05                                    10,355,000   10,351,937
   3.58%, due 10/3/05                                     9,760,000    9,758,059
                                                                      ----------
                                                                      51,180,176
                                                                      ----------
   Federal Home Loan Mortgage Corporation
      (Discount Notes)
   3.67%, due 10/25/05                                   10,090,000   10,065,313
                                                                      ----------
   Federal National Mortgage Association
      (Discount Notes)
   3.65%, due 10/19/05                                    9,630,000    9,612,425
                                                                      ----------
   Total Federal Agencies
      (Cost $70,857,914)                                              70,857,914
                                                                      ----------

                                                                  SHARES
                                                                  ------
   INVESTMENT COMPANY (0.0%)             (++)
   BGI institutional Money Market Fund   (h)                       3,587   3,587
                                                                           -----
   Total Investment Company
      (Cost $3,587)                                                        3,587
                                                                           -----

                                                           PRINCIPAL
                                                            AMOUNT
                                                          ----------
   TIME DEPOSITS (2.4%)
   Barclays
   3.70%, due 10/14/05                (h)                 $  368,612     368,612
   BNP Paribas
   3.95%, due 10/3/05                 (h)                  1,105,837   1,105,837
   Calyon
   3.75%, due 10/27/05                (h)                    614,354     614,354
   Credit Suisse First Boston Corp.

   3.74%, due 11/1/05               (h)                430,048        430,048
   First Tennessee National Corp.
   3.70%, due 10/13/05              (h)                430,048        430,048
   Fortis Bank
   3.75%, due 10/18/05              (h)                921,531        921,531
   HBOS Halifax Bank of Scotland
   3.75%, due 11/1/05               (h)                430,048        430,048
   Lloyds TSB Bank
   3.76%, due 10/28/05              (h)                307,177        307,177
   Marshall & Ilsley Bank
   3.97%, due 12/29/05              (h)                491,483        491,483
   Regions Bank
   3.76%, due 10/21/05              (h)                430,048        430,048
   Societe Generale
   3.77%, due 11/1/05               (h)              1,044,401      1,044,401
   Wells Fargo & Co.
   3.77%, due 10/20/05              (h)                430,048        430,048
                                                                 ------------
   Total Time Deposits
      (Cost $7,003,635)                                             7,003,635
                                                                 ------------
   Total Short-Term Investments
      (Cost $80,194,478)                                           80,194,478
                                                                 ------------
   Total Investments
      (Cost $366,162,744)           (i)                  123.2%   365,288,144(j)
   Liabilities in Excess of
      Cash and Other Assets                              (23.2)   (68,798,924)
                                                     ---------   ------------
   Net Assets                                            100.0%  $296,489,220
                                                     =========   ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b)  Floating rate. Rate shown is the rate in effect at September 30, 2005.

(c) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date. The actual principal amount and the maturity will be determined upon settlement.

(d)  Segregated as Collateral for TBA.

(e)  United States Government Guaranteed Security.

(f)  Represents security, or a portion thereof, which is out on loan.

(g) Treasury Inflation Indexed Security-Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.

(h) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(i)  The cost for federal income tax purposes is $366,164,554.

(j) At September 30, 2005, net unrealized depreciation was $876,410 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized depreciation for all investments on which there was an excess of market value over cost of $1,704,408 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,580,818.

MAINSTAY VP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2005 unaudited

                                                            SHARES      VALUE
                                                           -------   -----------
   COMMON STOCKS (99.4%)                   +

   BIOTECHNOLOGY (3.2%)
   Amgen, Inc.                             (a)              25,900   $ 2,063,453
   Genentech, Inc.                         (a)              23,800     2,004,198
                                                                     -----------
                                                                       4,067,651
                                                                     -----------
   CAPITAL MARKETS (5.3%)
   Franklin Resources, Inc.                                 28,700     2,409,652
   Goldman Sachs Group, Inc. (The)         (b)              26,500     3,221,870
   Merrill Lynch & Co., Inc.                                20,000     1,227,000
                                                                     -----------
                                                                       6,858,522
                                                                     -----------
   CHEMICALS (2.0%)
   Ecolab, Inc.                                             35,500     1,133,515
   Monsanto Co.                                             22,200     1,393,050
                                                                     -----------
                                                                       2,526,565
                                                                     -----------
   COMMERCIAL SERVICES & SUPPLIES (1.4%)
   Robert Half International, Inc.                          50,200     1,786,618
                                                                     -----------
   COMMUNICATIONS EQUIPMENT (10.1%)
   Cisco Systems, Inc.                     (a)             105,400     1,889,822
   Corning, Inc.                           (a)              72,600     1,403,358
   Juniper Networks, Inc.                  (a)              82,800     1,969,812
   Motorola, Inc.                                           67,000     1,480,030
&  QUALCOMM, Inc.                                           98,400     4,403,400
   Research In Motion Ltd.                 (a)              26,500     1,812,600
                                                                     -----------
                                                                      12,959,022
                                                                     -----------
   COMPUTERS & PERIPHERALS (1.9%)
   Apple Computer, Inc.                    (a)              24,500     1,313,445
   Network Appliance, Inc.                 (a)(b)           49,800     1,182,252
                                                                     -----------
                                                                       2,495,697
                                                                     -----------
   CONSUMER FINANCE (2.9%)
&  SLM Corp.                                                69,700     3,738,708
                                                                     -----------
   ENERGY EQUIPMENT & SERVICES (4.1%)
   Baker Hughes, Inc.                                       32,400     1,933,632
   Halliburton Co.                         (b)              21,600     1,480,032
   Schlumberger Ltd.                       (b)              22,700     1,915,426
                                                                     -----------
                                                                       5,329,090
                                                                     -----------

   FOOD & STAPLES RETAILING (2.6%)
   Walgreen Co.                                              51,800    2,250,710
   Wal-Mart Stores, Inc.                                     25,400    1,113,028
                                                                      ----------
                                                                       3,363,738
                                                                      ----------
   HEALTH CARE EQUIPMENT & SUPPLIES (9.3%)
   Alcon, Inc.                                               11,300    1,445,044
&  Fisher Scientific International, Inc.     (a)             59,400    3,685,770
   Kinetic Concepts, Inc.                    (a)             22,200    1,260,960
   Medtronic, Inc.                                           20,500    1,099,210
   St. Jude Medical, Inc.                    (a)             54,000    2,527,200
   Zimmer Holdings, Inc.                     (a)             27,000    1,860,030
                                                                      ----------
                                                                      11,878,214
                                                                      ----------
   HEALTH CARE PROVIDERS & SERVICES (9.9%)
&  Caremark Rx, Inc.                         (a)            109,200    5,452,356
&  UnitedHealth Group, Inc.                  (b)             91,800    5,159,160
   WellPoint, Inc.                           (a)             28,100    2,130,542
                                                                      ----------
                                                                      12,742,058
                                                                      ----------
   HOTELS, RESTAURANTS & LEISURE (1.8%)
   Carnival Corp.                            (b)             47,000    2,349,060
                                                                      ----------
   HOUSEHOLD PRODUCTS (3.3%)
&  Procter & Gamble Co.                                      70,300    4,180,038
                                                                      ----------
   INDUSTRIAL CONGLOMERATES (3.3%)
&  General Electric Co.                                     126,500    4,259,255
                                                                      ----------
   INTERNET & CATALOG RETAIL (1.5%)
   eBay, Inc.                                (a)             48,200    1,985,840
                                                                      ----------
   INTERNET SOFTWARE & SERVICES (4.1%)
&  Google, Inc. Class A                      (a)             13,200    4,177,272
   Yahoo!, Inc.                              (a)             30,300    1,025,352
                                                                      ----------
                                                                       5,202,624
                                                                      ----------
   IT SERVICES (1.1%)
   Paychex, Inc.                                             36,700    1,360,836
                                                                      ----------
   MACHINERY (2.0%)
   Danaher Corp.                                             48,100    2,589,223
                                                                      ----------
   MULTILINE RETAIL (2.4%)
   Kohl's Corp.                              (a)             30,300    1,520,454
   Target Corp.                                              29,700    1,542,321
                                                                      ----------
                                                                       3,062,775
                                                                      ----------
   OIL, GAS & CONSUMABLE FUELS (4.6%)
   ConocoPhillips                                            19,500    1,363,245
&  XTO Energy, Inc.                          (b)            100,100    4,536,532
                                                                      ----------
                                                                       5,899,777
                                                                      ----------

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
      (6.5%)
   Broadcom Corp. Class A                       (a)         34,600     1,623,086
   Intel Corp.                                              45,400     1,119,110
   Linear Technology Corp.                                  37,800     1,420,902
   Maxim Integrated Products, Inc.                          67,200     2,866,080
   Xilinx, Inc.                                             45,400     1,264,390
                                                                     -----------
                                                                       8,293,568
                                                                     -----------
   SOFTWARE (4.5%)
&  Microsoft Corp.                              (b)        142,700     3,671,671
   NAVTEQ Corp.                                 (a)         16,700       834,165
   SAP AG, Sponsored ADR                        (c)         28,600     1,239,238
                                                                     -----------
                                                                       5,745,074
                                                                     -----------
   SPECIALTY RETAIL (5.5%)
   Advance Auto Parts, Inc.                     (a)         40,650     1,572,342
   Bed Bath & Beyond, Inc.                      (a)         72,900     2,929,122
   Lowe's Cos., Inc.                            (b)         39,500     2,543,800
                                                                     -----------
                                                                       7,045,264
                                                                     -----------
   TEXTILES, APPAREL & LUXURY GOODS (1.1%)
   Coach, Inc.                                  (a)         43,200     1,354,752
                                                                     -----------
   THRIFTS & MORTGAGE FINANCE (1.5%)
   Golden West Financial Corp.                              33,000     1,959,870
                                                                     -----------
   TRADING COMPANIES & DISTRIBUTORS (1.5%)
   Fastenal Co.                                             32,400     1,979,316
                                                                     -----------
   WIRELESS TELECOMMUNICATION SERVICES (2.0%)
   America Movil S.A. de C.V. Class L, ADR      (c)         97,200     2,558,304
                                                                     -----------
   Total Common Stocks
      (Cost $123,335,793)                                            127,571,459
                                                                     -----------

                                                             PRINCIPAL
                                                               AMOUNT
                                                             ---------
   SHORT-TERM INVESTMENTS (15.1%)

   CERTIFICATES OF DEPOSIT (0.7%)
   Skandinaviska Enskilda Banken AB
   3.96%, due 2/22/06                 (d)(e)                  $895,072   895,072
                                                                         -------
   Total Certificates of Deposit
      (Cost $895,072)                                                    895,072
                                                                         -------
   COMMERCIAL PAPER (3.1%)
   Clipper Receivables Corp.
   3.76%, due 10/6/05                 (d)                      637,472   637,472
   Compass Securitization LLC
   3.79%, due 10/24/05                (d)                      635,578   635,578

   Jupiter Securitization Corp.
   3.72%, due 10/12/05              (d)                      383,602     383,602
   Lexington Parker Capital Corp.
   3.80%, due 10/3/05               (d)                      638,527     638,527
   Liberty Street Funding Co.
   3.75%, due 10/31/05              (d)                      511,470     511,470
   Ranger Funding Co. LLC
   3.76%, due 10/24/05              (d)                      507,074     507,074
   Sheffiled Receivables Corp.
   3.79%, due 10/12/05              (d)                      639,337     639,337
                                                                       ---------
   Total Commercial Paper
      (Cost $3,953,060)                                                3,953,060
                                                                       ---------

                                                                 SHARES
                                                                 ------
   INVESTMENT COMPANY (0.0%)             ++
   BGI Institutional Money Market Fund   (d)                      7,465    7,465
                                                                           -----
   Total Investment Company
      (Cost $7,465)                                                        7,465
                                                                           -----

                                                          PRINCIPAL
                                                           AMOUNT
                                                         ----------
   TIME DEPOSITS (11.3%)
   BNP Paribas
   3.95%, due 10/3/05                 (d)                $2,301,614    2,301,614
   Barclays
   3.70%, due 10/14/05                (d)                   767,205      767,205
   Calyon
   3.75%, due 10/27/05                (d)                 1,278,674    1,278,674
   Credit Suisse First Boston Corp.
   3.74%, due 11/1/05                 (d)                   895,072      895,072
   First Tennessee National Corp.
   3.70%, due 10/13/05                (d)                   895,072      895,072
   Fortis Bank
   3.75%, due 10/18/05                (d)                 1,918,011    1,918,011
   HBOS Halifax Bank of Scotland
   3.75%, due 11/1/05                 (d)                   895,072      895,072
   Lloyds TSB Bank
   3.76%, due 10/28/05                (d)                   639,337      639,337
   Marshall & Ilsley Bank
   3.97%, due 12/29/05                (d)                 1,022,939    1,022,939
   Regions Bank
   3.76%, 10/21/05                    (d)                   895,072      895,072
   Societe Generale
   3.77%, due 11/1/05                 (d)                 2,173,746    2,173,746
   Wells Fargo & Co.
   3.77%, due 10/20/05                (d)                   895,072      895,072
                                                                      ----------
   Total Time Deposits
      (Cost $14,576,886)                                              14,576,886
                                                                      ----------
   Total Short-Term Investments
      (Cost $19,432,483)                                              19,432,483
                                                                      ----------

   Total Investments
      (Cost $142,768,276)     (f)                        114.5%   147,003,942(g)
   Liabilities in Excess of
      Cash and Other Assets                              (14.5)   (18,648,124)
                                                         -----   ------------
   Net Assets                                            100.0%  $128,355,818
                                                         =====   ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at September 30, 2005.

(f)  The cost for federal income tax purposes is $144,847,955.

(g) At September 30, 2005, net unrealized appreciation was $2,155,987 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $6,925,926 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,769,939.

MAINSTAY VP HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2005 unaudited

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
   LONG-TERM BONDS (80.2%)                +
   ASSET-BACKED SECURITIES (0.1%)

   AIRLINES (0.0%)                        ++
   Northwest Airlines, Inc.
   Series 1996-1, Class C
   8.97%, due 7/2/16                      (a)          $ 1,011,725   $   126,466
                                                                     -----------
   ENTERTAINMENT (0.1%)
   United Artists Theatre Circuit, Inc.
   Series 1995-A, Class BA7
   9.30%, due 7/1/15                                     1,289,288     1,276,395
                                                                     -----------
   Total Asset-Backed Securities
      (Cost $1,809,909)                                                1,402,861
                                                                     -----------
   CONVERTIBLE BONDS (4.4%)

   AIRLINES (0.0%)                        ++
   Delta Air Lines, Inc.
   8.00%, due 6/3/23                      (a)(b)         1,900,000       337,250
                                                                     -----------
   BIOTECHNOLOGY (0.4%)
   Amgen, Inc.
   (zero coupon), due 3/1/32                             6,605,000     5,259,231
                                                                     -----------
   HEALTH CARE-SERVICES (1.1%)
   Laboratory Corp. of America Holdings
   (zero coupon), due 9/11/21                           16,015,000    11,811,062
   Lincare Holdings, Inc.
   3.00%, due 6/15/33                                    4,525,000     4,541,969
                                                                     -----------
                                                                      16,353,031
                                                                     -----------
   INSURANCE (0.4%)
   Conseco, Inc.
   3.50%, due 9/30/35
   (zero coupon), beginning 9/30/10       (b)(c)         3,120,000     3,198,000
   PMA Capital Corp.
   6.50%, due 9/30/22                     (b)            1,985,000     2,104,100
                                                                     -----------
                                                                       5,302,100
                                                                     -----------
   INTERNET (0.1%)
   At Home Corp.
   0.52%, due 12/28/18                    (a)(d)         1,869,975           187
   4.75%, due 12/15/06                    (a)(d)         9,032,054           903
   Riverstone Networks, Inc.

   3.75%, due 12/1/06              (b)                    1,617,000    1,519,980
                                                                      ----------
                                                                       1,521,070
                                                                      ----------
   MEDIA (0.5%)
   Adelphia Communications Corp.
   6.00%, due 2/15/06              (a)                    1,760,000       85,800
   UnitedGlobalCom, Inc.
   1.75%, due 4/15/24                                   E 5,975,000    7,710,656
                                                                      ----------
                                                                       7,796,456
                                                                      ----------
   SEMICONDUCTORS (0.7%)
   Amkor Technology, Inc.
   5.75%, due 6/1/06               (c)                  $ 4,535,000    4,336,594
   LSI Logic Corp.
   4.00%, due 11/1/06                                     5,095,000    5,088,631
                                                                      ----------
                                                                       9,425,225
                                                                      ----------
   TELECOMMUNICATIONS (1.2%)
   CIENA Corp.
   3.75%, due 2/1/08                                      4,355,000    4,001,156
   Lucent Technologies, Inc.
   8.00%, due 8/1/31                                      4,140,000    4,295,250
   Nortel Networks Corp.
   4.25%, due 9/1/08               (c)                    8,975,000    8,447,719
                                                                      ----------
                                                                      16,744,125
                                                                      ----------
   Total Convertible Bonds
      (Cost $63,031,196)                                              62,738,488
                                                                      ----------
   CORPORATE BONDS (62.1%)

   ADVERTISING (0.4%)
   Bear Creek Corp.
   9.00%, due 3/1/13               (b)                    2,250,000    2,328,750
   Vertis, Inc.
   9.75%, due 4/1/09                                      3,880,000    4,006,100
                                                                      ----------
                                                                       6,334,850
                                                                      ----------
   AEROSPACE & DEFENSE (0.6%)
   BE Aerospace, Inc.
   8.00%, due 3/1/08                                      1,360,000    1,360,000
   8.50%, due 10/1/10                                       470,000      512,300
   8.875%, due 5/1/11                                     2,685,000    2,819,250
   Sequa Corp.
   8.875%, due 4/1/08                                     2,275,000    2,366,000
   9.00%, due 8/1/09                                      1,815,000    1,923,900
                                                                      ----------
                                                                       8,981,450
                                                                      ----------
   AGRICULTURE (0.6%)
   Commonwealth Brands, Inc.
   9.75%, due 4/15/08              (b)                    5,635,000    5,916,750
   10.625%, due 9/1/08             (b)                    3,110,000    3,265,500
                                                                      ----------
                                                                       9,182,250
                                                                      ----------
   AIRLINES (0.7%)
   Delta Air Lines, Inc.
   8.30%, due 12/15/29             (a)                   16,070,000    2,892,600

   9.25%, due 12/27/07 - 3/15/22             (a)          3,270,000      572,250
   9.75%, due 5/15/21                        (a)            350,000       61,250
   10.00%, due 8/15/08                       (a)          1,720,000      309,600
   10.375%, due 2/1/11                       (a)          4,335,000      758,625
   10.375%, due 12/15/22                     (c)          2,870,000      502,250
   Northwest Airlines Corp.
   7.875%, due 3/15/08                       (a)            620,000      175,150
   8.70%, due 3/15/07                        (a)            155,000       44,175
   9.875%, due 3/15/07                       (a)          5,550,000    1,595,625
   10.00%, due 2/1/09                        (a)          8,396,500    2,413,994
                                                                      ----------
                                                                       9,325,519
                                                                      ----------
   AUTO PARTS & EQUIPMENT (2.1%)
   Collins & Aikman Products Co.
   10.75%, due 12/31/11                      (a)          2,045,000      899,800
   12.875%, due 8/15/12                      (a)(b)      10,455,000    1,123,912
   Dana Corp.
   9.00%, due 8/15/11                                     2,260,000    2,286,178
   Goodyear Tire & Rubber Co. (The)
   6.375%, due 3/15/08                       (c)          1,867,000    1,848,330
   6.625%, due 12/1/06                       (c)          2,150,000    2,150,000
   8.50%, due 3/15/07                                     1,380,000    1,421,400
&  12.50%, due 3/1/11                                    12,845,000   14,290,062
   Tenneco Automotive Inc.
   8.625%, due 11/15/14                      (c)          3,615,000    3,642,112
   10.25%, due 7/15/13                                    2,070,000    2,313,225
                                                                      ----------
                                                                      29,975,019
                                                                      ----------
   BANKS (0.4%)
   Fremont General Corp.
   Series B
   7.875%, due 3/17/09                                    4,845,000    4,941,900
                                                                      ----------
   BUILDING MATERIALS (1.4%)
   Compression Polymers
   10.50%, due 7/1/13                        (b)          4,235,000    3,927,962
   Dayton Superior Corp.
   10.75%, due 9/15/08                                    6,065,000    6,125,650
   Goodman Global Holding Co., Inc.
   6.41%, due 6/15/12                        (b)(e)       1,110,000    1,085,025
   Interline Brands, Inc.
   11.50%, due 5/15/11                                    2,579,000    2,888,480
   MMI Products, Inc.
   Series B
   11.25%, due 4/15/07                                    2,585,000    2,468,675
   Panolam Industries International, Inc.
   10.75%, due 10/1/13                       (b)          3,425,000    3,382,187
                                                                      ----------
                                                                      19,877,979
                                                                      ----------
   CHEMICALS (2.2%)
   Crompton Corp.
   9.875%, due 8/1/12                                     4,990,000    5,682,362
   Equistar Chemicals, L.P.
   7.55%, due 2/15/26                        (c)          2,400,000    2,301,000
   Equistar Chemicals, LP/Equistar Funding
      Corp.
   10.125%, due 9/1/08                                    1,080,000    1,161,000

   10.625%, due 5/1/11                                    4,940,000    5,384,600
   Lyondell Chemical Co.
   9.50%, due 12/15/08                                    1,905,000    1,995,487
   9.625%, due 5/1/07                                       450,000      472,500
   10.50%, due 6/1/13                                     3,125,000    3,531,250
   Millennium America, Inc.
   7.625%, due 11/15/26                                   3,150,000    3,012,187
   Terra Capital, Inc.
   12.875%, due 10/15/08                                  6,855,000    8,088,900
                                                                      ----------
                                                                      31,629,286
                                                                      ----------
   COMMERCIAL SERVICES (3.3%)
   American Color Graphics, Inc.
   10.00%, due 6/15/10                                    2,905,000    2,156,962
   Cardtronics, Inc.
   9.25%, due 8/15/13                      (b)              955,000      976,487
   Chemed Corp.
   8.75%, due 2/24/11                                     4,395,000    4,746,600
   El Comandante Capital Corp.
   11.75%, due 12/15/06                    (a)              891,000      980,100
   Great Lakes Dredge & Dock Corp.
   7.75%, due 12/15/13                     (c)            3,400,000    3,119,500
   Language Line, Inc.
   11.125%, due 6/15/12                                   4,775,000    4,393,000
   Phoenix Color Corp.
   10.375%, due 2/1/09                                    3,065,000    2,819,800
   Protection One Alarm Monitoring, Inc.
   Series B
   8.125%, due 1/15/09                                    4,945,000    4,821,375
   Quintiles Transnational Corp.
   10.00%, due 10/1/13                                    6,985,000    7,858,125
   Rent-Way, Inc.
   11.875%, due 6/15/10                                   4,045,000    4,449,500
   Vertrue, Inc.
   9.25%, due 4/1/14                                      6,090,000    6,090,000
   Williams Scotsman, Inc.
   8.50%, due 10/1/15                      (b)            3,955,000    4,004,437
                                                                      ----------
                                                                      46,415,886
                                                                      ----------
   COMPUTERS (1.8%)
   Activant Solutions, Inc.
   9.504%, due 4/1/10                      (b)(e)         2,245,000    2,289,900
   SunGard Data Systems, Inc.
   3.75%, due 1/15/09                                     3,455,000    3,169,962
   4.875%, due 1/15/14                                    1,000,000      877,500
   8.525%, due 8/15/13                     (b)(e)         2,265,000    2,344,275
   9.125%, due 8/15/13                     (b)            6,800,000    7,046,500
   10.25%, due 8/15/15                     (b)(c)         9,385,000    9,502,312
                                                                      ----------
                                                                      25,230,449
                                                                      ----------
   CONSTRUCTION & ENGINEERING (0.4%)
   Amsted Industries, Inc.
   10.25%, due 10/15/11                    (b)            5,800,000    6,322,000
                                                                      ----------
   DISTRIBUTION & WHOLESALE (0.2%)
   Intcomex, Inc.

   11.75%, due 1/15/11               (b)(c)              2,705,000     2,691,475
                                                                     -----------
   DIVERSIFIED FINANCIAL SERVICES
      (7.5%)
   Alamosa Delaware, Inc.
   11.00%, due 7/31/10                                   1,405,000     1,584,137
   American Real Estate Partners,
   LP/American Real Estate
   Finance Corp.
&  7.125%, due 2/15/13               (b)                13,150,000    13,150,000
   Cedar Brakes I LLC
   9.875%, due 9/1/13                (b)                 8,421,930     9,757,648
   Dollar Financial Group, Inc.
   9.75%, due 11/15/11               (b)                 6,150,000     6,396,000
   ESI Tractebel Acquisition Corp.
   Series B
   7.99%, due 12/30/11                                   2,439,000     2,558,033
   General Motors Acceptance Corp.
   5.625%, due 5/15/09                                   2,720,000     2,493,609
   6.15%, due 4/5/07                                     7,525,000     7,467,675
   6.75%, due 12/1/14                (c)                 8,505,000     7,398,023
&  8.00%, due 11/1/31                                   18,590,000    16,232,212
   LaBranche & Co., Inc.
   9.50%, due 5/15/09                                    2,375,000     2,517,500
   11.00%, due 5/15/12                                   5,210,000     5,757,050
   Pharma Services Intermediate
   Holding Corp.
   11.50%, due 4/1/14
   (zero coupon), beginning 4/1/09                       8,285,000     6,130,900
   Rainbow National Services LLC
   8.75%, due 9/1/12                 (b)                 2,940,000     3,134,775
   10.375%, due 9/1/14               (b)                10,280,000    11,616,400
   Ucar Finance, Inc.
   10.25%, due 2/15/12                                   4,185,000     4,488,412
   UGS Corp.
   10.00%, due 6/1/12                                    2,945,000     3,224,775
   Venoco, Inc.
   8.75%, due 12/15/11                                   2,730,000     2,839,200
                                                                     -----------
                                                                     106,746,349
                                                                     -----------
   ELECTRIC (4.7%)
   AES Corp. (The)
&  9.00%, due 5/15/15                (b)                11,580,000    12,709,050
   AES Eastern Energy, L.P.
   Series 1999-A
   9.00%, due 1/2/17                                     7,933,752     9,242,821
   Calpine Corp.
&  8.50%, due 7/15/10                (b)(c)             19,027,000    13,604,305
   9.875%, due 12/1/11               (b)                 2,255,000     1,646,150
   Calpine Gilroy, L.P.
   10.00%, due 9/30/14                                   4,871,410     4,871,410
   Mirant Americas Generation LLC
   7.20%, due 10/1/08                (a)                 4,515,000     5,451,862
   8.50%, due 10/1/21                (a)                 1,940,000     2,425,000
   9.125%, due 5/1/31                (a)                   945,000     1,219,050
   NRG Energy, Inc.
   8.00%, due 12/15/13                                   4,791,000     5,102,415
   PSE&G Energy Holdings LLC

   8.625%, due 2/15/08                                    7,315,000    7,644,175
   Reliant Energy, Inc.
   9.25%, due 7/15/10                                     1,535,000    1,665,475
   Westar Energy, Inc.
   7.125%, due 8/1/09                                       855,000      906,928
                                                                      ----------
                                                                      66,488,641
                                                                      ----------
   ELECTRONICS (0.9%)
   Fisher Scientific International,
   Inc.
   6.125%, due 7/1/15                   (b)               7,160,000    7,177,900
   Knowles Electronics Holdings, Inc.
   13.125%, due 10/15/09                                  5,510,000    5,751,062
                                                                      ----------
                                                                      12,928,962
                                                                      ----------
   ENERGY - ALTERNATE SOURCES (0.0%)    ++
   Salton SEA Funding
   Series E
   8.30%, due 5/30/11                                         2,948        3,196
                                                                      ----------
   ENTERTAINMENT (1.4%)
   Gaylord Entertainment Co.
   8.00%, due 11/15/13                                    1,065,000    1,118,250
   Isle of Capri Casinos, Inc.
   9.00%, due 3/15/12                                     1,295,000    1,372,700
   Jacobs Entertainment Co.
   11.875%, due 2/1/09                                    4,040,000    4,312,699
   Loews Cineplex Entertainment
   Corp.
   9.00%, due 8/1/14                    (c)               3,710,000    3,626,525
   President Casinos, Inc.
   12.00%, due 9/15/06                  (a)(b)(d)           598,167      592,185
   President Riverboat
   Casino-Missouri
   (The), Inc.
   13.00%, due 9/15/06                  (a)(d)            1,159,672    1,136,478
   Six Flags, Inc.
   9.625%, due 6/1/14                                     3,645,000    3,590,325
   9.75%, due 4/15/13                   (c)               2,440,000    2,403,400
   Warner Music Group
   7.375%, due 4/15/14                                    2,240,000    2,245,600
                                                                      ----------
                                                                      20,398,162
                                                                      ----------
   ENVIRONMENTAL CONTROL (0.4%)
   Geo Sub Corp.
   11.00%, due 5/15/12                                    5,630,000    5,658,150
                                                                      ----------
   FOOD (1.1%)
   Chiquita Brands International,
      Inc.
   7.50%, due 11/1/14                                     2,990,000    2,818,075
   Pinnacle Foods Holding Corp.
   8.25%, due 12/1/13                                     7,145,000    6,752,025
   Swift & Co.
   10.125%, due 10/1/09                                     650,000      699,562
   12.50%, due 1/1/10                                     4,810,000    5,242,900
                                                                      ----------
                                                                      15,512,562
                                                                      ----------
   GAS UTILITIES (0.5%)
   Star Gas Partners, LP/Star Gas
      Finance Co.
   10.25%, due 2/15/13                                    8,785,000    7,159,775
                                                                      ----------

   HAND & MACHINE TOOLS (0.2%)
   Thermadyne Holdings Corp.
   9.25%, due 2/1/14                                      2,555,000    2,337,825
                                                                      ----------
   HEALTH CARE PROVIDERS &
      SERVICES (0.6%)
   Vanguard Health Holding Co. I LLC
   9.00%, due 10/1/14                                     5,965,000    6,352,725
   11.25%, due 10/1/15
   (zero coupon), beginning 10/1/09                       3,765,000    2,729,625
                                                                      ----------
                                                                       9,082,350
                                                                      ----------
   HEALTH CARE-SERVICES (1.2%)
   Ameripath, Inc.
   10.50%, due 4/1/13                                     5,805,000    6,037,200
   HCA, Inc.
   7.50%, due 11/15/20                                   10,270,000    9,428,219
   National Nephrology Associates,
      Inc.
   9.00%, due 11/1/11                   (b)               1,525,000    1,696,562
                                                                      ----------
                                                                      17,161,981
                                                                      ----------
   HOME FURNISHINGS (0.1%)
   Fedders North America, Inc.
   9.875%, due 3/1/14                                     2,270,000    1,691,150
                                                                      ----------
   HOTELS, RESTAURANTS & LEISURE
      (1.6%)
   Caesars Entertainment, Inc.
   8.875%, due 9/15/08                                    3,000,000    3,281,250
   9.375%, due 2/15/07                                    3,125,000    3,296,875
   MGM Mirage
   7.25%, due 10/15/06                                    1,555,000    1,582,213
   8.375%, due 2/1/11                                     2,420,000    2,601,500
   8.50%, due 9/15/10                                     2,166,000    2,355,525
   Starwood Hotel & Resorts
   7.375%, due 11/15/15                                   4,300,000    4,665,500
   Trump Entertainment Resorts, Inc.
   8.50%, due 6/1/15                                      5,722,579    5,522,289
                                                                      ----------
                                                                      23,305,152
                                                                      ----------
   HOUSEHOLD PRODUCTS & WARES (1.2%)
   ACCO Brands Corp.
   7.625%, due 8/15/15                  (b)               3,630,000    3,593,700
   Spectrum Brands, Inc.
&  7.375%, due 2/1/15                   (c)              13,645,000   12,280,500
   8.50%, due 10/1/13                                     1,660,000    1,601,900
                                                                      ----------
                                                                      17,476,100
                                                                      ----------
   INSURANCE (0.8%)
   Crum & Forster Holdings Corp.
   10.375%, due 6/15/13                                   4,200,000    4,588,500
   First Mercury Financial Corp.
   11.797%, due 8/15/12                 (b)(e)            3,560,000    3,595,600
   Lumbermens Mutual Casualty
   8.45%, due 12/1/97                   (a)(b)              555,000       19,425
   9.15%, due 7/1/26                    (a)(b)           12,235,000      428,225
   Provident Cos., Inc.
   7.25%, due 3/15/28                                       870,000      846,590

   UnumProvident Corp.
   6.75%, due 12/15/28                                    2,055,000    1,925,099
                                                                      ----------
                                                                      11,403,439
                                                                      ----------
   INTERNET (0.1%)
   Globix Corp.
   11.00%, due 5/1/08                   (b)(f)            1,263,875    1,203,841
                                                                      ----------
   IRON & STEEL (0.7%)
   Allegheny Ludlum Corp.
   6.95%, due 12/15/25                                    4,420,000    4,287,400
   Allegheny Technologies, Inc.
   8.375%, due 12/15/11                                   1,390,000    1,494,250
   United States Steel Corp.
   9.75%, due 5/15/10                                       645,000      707,888
   United States Steel LLC
   10.75%, due 8/1/08                                     2,590,000    2,913,750
                                                                      ----------
                                                                       9,403,288
                                                                      ----------
   MACHINERY (0.5%)
   Mark IV Industries, Inc.
   7.50%, due 9/1/07                                      7,905,000    7,549,275
                                                                      ----------
   MEDIA (1.5%)
   Dex Media East LLC
   12.125%, due 11/15/12                                    625,000      731,250
   Medianews Group, Inc.
   6.875%, due 10/1/13                                    1,615,000    1,602,888
   Morris Publishing Group LLC
   7.00%, due 8/1/13                                      4,820,000    4,771,800
   Paxson Communications Corp.
   12.25%, due 1/15/09
   (zero coupon), beginning 1/15/06                       7,185,000    6,969,450
   10.75%, due 7/15/08                  (c)                 905,000      889,163
   Ziff Davis Media, Inc.
   9.693%, due 5/1/12                   (e)               4,035,000    3,974,475
   Series B
   13.00%, due 8/12/09                  (f)               2,582,239    2,650,023
                                                                      ----------
                                                                      21,589,049
                                                                      ----------
   METAL FABRICATE & HARDWARE (0.3%)
   Mueller Group, Inc.
   10.00%, due 5/1/12                                     3,845,000    4,075,700
                                                                      ----------
   OIL & GAS (2.8%)
   Exco Resources, Inc.
   7.25%, due 1/15/11                                     4,190,000    4,336,650
   Forest Oil Corp.
   8.00%, due 12/15/11                                    3,465,000    3,828,825
   Hilcorp Energy I, LP/Hilcorp
   Finance Co.
   10.50%, due 9/1/10                   (b)                 455,000      500,500
   Mission Resources Corp.
   9.875%, due 4/1/11                                     4,345,000    4,757,775
   Newfield Exploration Co.
   7.625%, due 3/1/11                                       345,000      373,463
   8.375%, due 8/15/12                                      340,000      367,200

   Parker Drilling Co.
   9.625%, due 10/1/13                                    4,400,000    5,005,000
   9.625%, due 10/1/13                    (b)             2,370,000    2,695,875
   Plains Exploration & Production Co.
   8.75%, due 7/1/12                                      3,310,000    3,574,800
   Pride International, Inc.
   7.375%, due 7/15/14                                    2,770,000    3,008,913
   Vintage Petroleum, Inc.
   8.25%, due 5/1/12                                      7,205,000    7,709,350
   Whiting Petroleum Corp.
   7.25%, due 5/1/13                                      3,115,000    3,169,513
                                                                      ----------
                                                                      39,327,864
                                                                      ----------
   OIL & GAS SERVICES (0.3%)
   Lone Star Technologies, Inc.
   9.00%, due 6/1/11                                      4,125,000    4,372,500
                                                                      ----------
   PACKAGING & CONTAINERS (1.9%)
   Consolidated Container Co. LLC
   10.75%, due 6/15/09
   (zero coupon), beginning 6/15/07                       5,900,000    4,867,500
   Constar International, Inc.
   7.165%, due 2/15/12                    (b)(e)          2,620,000    2,430,050
   Owens-Brockway Glass Container, Inc.
   7.75%, due 5/15/11                                     2,060,000    2,142,400
   8.875%, due 2/15/09                                    5,715,000    6,000,750
   Owens-Brockway
   8.25%, due 5/15/13                                     1,200,000    1,248,000
   Owens-Illinois, Inc.
   7.80%, due 5/15/18                                     2,265,000    2,276,325
   8.10%, due 5/15/07                     (c)             7,300,000    7,482,500
                                                                      ----------
                                                                      26,447,525
                                                                      ----------
   PAPER & FOREST PRODUCTS (1.5%)
   Georgia-Pacific Corp.
   7.375%, due 12/1/25                                    1,310,000    1,362,400
   7.75%, due 11/15/29                                    2,105,000    2,257,613
   8.00%, due 1/15/24                                     4,805,000    5,297,513
   8.875%, due 2/1/10                                       395,000      440,426
   8.875%, due 5/15/31                                    2,205,000    2,607,789
   9.375%, due 2/1/13                                       445,000      496,175
   Georgia-Pacific Corp./Timber Group
   7.25%, due 6/1/28                                      3,375,000    3,472,031
   Pope & Talbot, Inc.
   8.375%, due 6/1/13                                     3,395,000    3,259,200
   8.375%, due 6/1/13                                     2,455,000    2,356,800
                                                                      ----------
                                                                      21,549,947
                                                                      ----------
   PHARMACEUTICALS (0.4%)
   Caremark Rx Inc.

   7.375%, due 10/1/06                                    1,960,000    2,006,085
   Warner Chilcott Corp.
   8.75%, due 2/1/15                     (b)              3,465,000    3,326,400
                                                                      ----------
                                                                       5,332,485
                                                                      ----------
   PIPELINES (3.9%)
   ANR Pipeline Co.
   9.625%, due 11/1/21                                    8,075,000    9,948,731
   Dynegy Holdings, Inc.
   9.875%, due 7/15/10                   (b)              8,905,000    9,706,450
   10.099%, due 7/15/08                  (b)(e)           2,845,000    3,008,588
   10.125%, due 7/15/13                  (b)              1,390,000    1,549,850
   El Paso Corp.
   6.95%, due 12/15/07                   (c)              1,005,000    1,018,819
   7.80%, due 8/1/31                                      1,145,000    1,147,863
   El Paso Natural Gas Co.
   7.50%, due 11/15/26                                      385,000      398,713
   7.625%, due 8/1/10                                     3,975,000    4,133,102
   El Paso Production Holding Co.
&  7.75%, due 6/1/13                                     15,670,000   16,375,150
   Northwest Pipeline
   7.125%, due 12/1/25                                    2,195,000    2,354,138
   Pacific Energy Partners, LP
   7.125%, due 6/15/14                                    3,475,000    3,605,313
   Southern Natural Gas Co.
   7.35%, due 2/15/31                                     1,100,000    1,122,976
   Williams Cos., Inc.
   7.875%, due 9/1/21                                       210,000      231,000
   8.75%, due 3/15/32                                       635,000      749,300
                                                                      ----------
                                                                      55,349,993
                                                                      ----------
   REAL ESTATE (2.6%)
   American Real Estate Partners, L.P.
   8.125%, due 6/1/12                                     6,705,000    7,040,250
   CB Richard Ellis Services, Inc.
   9.75%, due 5/15/10                                     2,093,000    2,307,533
   11.25%, due 6/15/11                                    5,290,000    5,766,100
   Crescent Real Estate Equities, L.P.
   7.50%, due 9/15/07                                     6,920,000    7,110,300
   OMEGA Healthcare Investors, Inc.
   7.00%, due 4/1/14                                      6,175,000    6,236,750
   Trustreet Properties, Inc. (REIT)
   7.50%, due 4/1/15                                      8,730,000    8,926,425
                                                                      ----------
                                                                      37,387,358
                                                                      ----------
   RETAIL (1.5%)
   Blockbuster, Inc.
   9.50%, due 9/1/12                     (b)(c)             890,000      734,250
   Duane Reade, Inc.
   8.37%, due 12/15/10                   (e)              1,595,000    1,523,225
   Toys "R" Us, Inc.
   7.625%, due 8/1/11                    (c)             12,500,000   11,375,000
   8.75%, due 9/1/21                                      8,124,000    8,124,000
                                                                      ----------
                                                                      21,756,475
                                                                      ----------
   SEMICONDUCTORS (0.8%)
   Amkor Technology, Inc.

   7.125%, due 3/15/11                        (c)        4,665,000     4,023,563
   7.75%, due 5/15/13                         (c)          535,000       457,425
   MagnaChip Semiconductor SA/MagnaChip
   Semiconductor Finance Co.
   7.12%, due 12/15/11                        (e)        2,690,000     2,663,100
   8.00%, due 12/15/14                                   5,215,000     4,797,800
                                                                     -----------
                                                                      11,941,888
                                                                     -----------
   TELECOMMUNICATIONS (6.8%)
   American Tower Escrow Corp.
   (zero coupon), due 8/1/08                             1,305,000     1,004,850
   Dobson Cellular Systems
   8.375%, due 11/1/11                                   1,105,000     1,163,013
   8.443%, due 11/1/11                        (e)        1,580,000     1,637,275
   9.875%, due 11/1/12                                   1,945,000     2,129,775
   Intelsat Bermuda Ltd.
   8.695%, due 1/15/12                        (b)(e)     5,730,000     5,830,275
   Loral Cyberstar, Inc.
   (zero coupon), due 7/15/06                 (a)        5,773,000     5,137,970
   Lucent Technologies, Inc.
   5.50%, due 11/15/08                        (c)        1,745,000     1,731,913
   6.45%, due 3/15/29                                    5,275,000     4,615,625
   7.25%, due 7/15/06                         (c)        6,635,000     6,751,113
   PanAmSat Corp.
   9.00%, due 8/15/14                                    2,485,000     2,621,675
   Qwest Capital Funding, Inc.
   7.75%, due 8/15/06                                    1,970,000     1,989,700
   Qwest Communications International, Inc.
   Series B
   7.50%, due 11/1/08 - 2/15/14               (b)       12,660,000    12,027,000
   7.25%, due 2/15/11                                    4,475,000     4,357,531
   Qwest Corp.
   5.625%, due 11/15/08                                    300,000       295,500
   7.25%, due 9/15/25                                      920,000       857,900
   8.875%, due 3/15/12 - 6/1/31                          7,130,000     7,598,950
   Qwest Services Corp.
   13.00%, due 12/15/07                       (b)        3,346,000     3,684,783
&  13.50%, due 12/15/10                                 11,957,000    13,690,765
   14.00%, due 12/15/14                                  2,951,000     3,578,088
   Telcordia Technologies, Inc.
   10.00%, due 3/15/13                        (b)        5,930,000     5,603,850
   Triton PCS, Inc.
   8.50%, due 6/1/13                          (c)        7,640,000     7,277,100
   Ubiquitel Operating Co.
   9.875%, due 3/1/11                                    2,465,000     2,736,150
                                                                     -----------
                                                                      96,320,801
                                                                     -----------
   TRUCKING & LEASING (0.2%)
   Interpool, Inc.
   Series A
   6.00%, due 9/1/14                                     3,845,000     3,450,888
                                                                     -----------
   Total Corporate Bonds
      (Cost $882,662,319)                                            885,320,734
                                                                     -----------

   FOREIGN BONDS (6.7%)

   BUILDING MATERIALS (0.1%)
   Ainsworth Lumber Co. Ltd.
   7.25%, due 10/1/12                                     2,045,000    1,922,300
                                                                      ----------
   CHEMICALS (0.4%)
   Invista
   9.25%, due 5/1/12                       (b)            5,250,000    5,709,375
                                                                      ----------
   COMMERCIAL SERVICES & SUPPLIES (0.7%)
   Quebecor Media, Inc.
   13.75%, due 7/15/11
   (zero coupon), beginning 7/15/06                       8,180,000    8,312,925
   11.125%, due 7/15/11                                     955,000    1,043,338
                                                                      ----------
                                                                       9,356,263
                                                                      ----------
   FOOD (0.2%)
   Parmalat Finance Corp. BV
   6.25%, due 2/7/25                       (a)          E 7,595,000    2,829,696
                                                                      ----------
   FOREST PRODUCTS & PAPER (0.2%)
   Tembec Industries, Inc.
   7.75%, due 3/15/12                      (c)          $ 2,955,000    1,876,425
   8.50%, due 2/1/11                                      1,070,000      698,175
                                                                      ----------
                                                                       2,574,600
                                                                      ----------
   HOUSEHOLD PRODUCTS & WARES (0.2%)
   Jafra Cosmetics International,
   Inc./Distribuidora Comerical
   Jafra SA de CV
   10.75%, due 5/15/11                                    2,305,000    2,558,550
                                                                      ----------
   INSURANCE (0.2%)
   Lindsey Morden Group Inc.
   Series B
   7.00%, due 6/16/08                                   C$2,963,000    2,421,376
                                                                      ----------
   MEDIA (1.7%)
   Cablecom Luxembourg
   9.375%, due 4/15/14                     (b)          E 2,885,000    3,866,081
   CanWest Media, Inc.
   Series B
   7.625%, due 4/15/13                                  $   820,000      892,775
   8.00%, due 9/15/12                                     5,289,880    5,613,885
   Hollinger, Inc.
   11.875%, due 3/1/11                     (b)              625,000      628,125
   12.875%, due 3/1/11                     (b)            3,129,000    3,422,344
   Ono Finance
   10.50%, due 5/15/14                     (b)          E 2,285,000    2,856,076
   Shaw Communications, Inc.
   7.50%, due 11/20/13                                  C$5,470,000    5,108,627
   Sun Media Corp.
   7.625%, due 2/15/13                                  $ 2,330,000    2,437,763
                                                                      ----------
                                                                      24,825,676
                                                                      ----------
   PACKAGING & CONTAINERS (0.8%)
   Crown European Holdings SA
   9.50%, due 3/1/11                                      6,295,000    6,893,025

   10.875%, due 3/1/13                                    4,280,000    4,964,800
                                                                      ----------
                                                                      11,857,825
                                                                      ----------
   TELECOMMUNICATIONS (1.3%)
   Inmarsat Finance PLC
   10.375, due 11/15/12
   (zero coupon), beginning 11/15/08                      6,585,000    5,399,700
   Intelsat Bermuda Ltd.
   8.25%, due 1/15/13                      (b)            3,845,000    3,869,031
   Millicom International Cellular SA
   10.00%, due 12/1/13                                    8,880,000    9,168,600
                                                                      ----------
                                                                      18,437,331
                                                                      ----------
   TRANSPORTATION (0.9%)
   Grupo Transportacion Ferroviaria
      Mexicana SA DE CV
   12.50%, due 6/15/12                                    4,005,000    4,645,800
   Navigator Gas Transport PLC
      (zero coupon), due 6/30/07           (a)(b)(g)      7,885,000    8,407,381
                                                                      ----------
                                                                      13,053,181
                                                                      ----------
   Total Foreign Bonds
      (Cost $85,682,368)                                              95,546,173
                                                                      ----------
   LOAN PARTICIPATIONS (3.4%)

   AUTO PARTS & EQUIPMENT (0.0%)           ++
   Goodyear Tire & Rubber Co. (The)
   5.89%, due 4/30/10                      (e)(h)           700,000      708,313
                                                                      ----------
   CONTAINERS & PACKAGING (0.1%)
   Graham Packaging Holdings Co.
   7.75%, due 10/7/12                      (h)            1,000,000    1,017,500
                                                                      ----------
   DIVERSIFIED FINANCIAL SERVICES (0.6%)
   Satbirds Capital
   10.464%, due 5/1/14                     (h)           E6,395,000    8,031,693
                                                                      ----------
   ELECTRIC (0.2%)
   Mirant Corp.
   (zero coupon), due 7/16/06              (h)           $1,354,335    1,413,588
   4.75%, due 1/15/06                      (h)            1,480,000    1,612,275
                                                                      ----------
                                                                       3,025,863
                                                                      ----------
   IT SERVICES (0.1%)
   Riverdeep Group Ltd.
   (zero coupon), due 10/30/11             (h)            1,955,000    2,013,650
                                                                      ----------
   MEDIA (0.1%)
   Fidelity National Information
      Solutions, Inc.
   Series B
   4.96%, due 3/9/13                       (h)              887,500      890,352
                                                                      ----------
   PHARMACEUTICALS (0.4%)
   Warner Chilcott Corp.
   Series D
   6.77%, due 1/18/12                      (h)            5,205,047    5,238,511
                                                                      ----------

   REAL ESTATE (0.8%)
   LNR Property Corp.
   Series B
   6.21%, due 2/3/08                         (e)(h)       7,158,681    7,235,379
   Riley Mezzainine Corp.
   Series 2
   7.31%, due 2/3/08                         (h)          2,000,000    2,001,250
   8.06%, due 2/3/08                         (h)          3,000,000    3,001,875
                                                                      ----------
                                                                      12,238,504
                                                                      ----------
   SOFTWARE (0.7%)
   SunGard Data Systems, Inc.
   Series B
   6.28%, due 12/13/12                       (h)          7,640,000    7,724,216
   Telcordia Technologies, Inc.
   6.07%, due 9/15/12                        (h)          2,992,500    2,979,408
                                                                      ----------
                                                                      10,703,624
                                                                      ----------
   TELECOMMUNICATIONS (0.3%)
   Qwest Corp.
   Series B
   6.95%, due 6/30/10                        (h)          4,250,000    4,230,522
                                                                      ----------
   TEXTILES, APPAREL & LUXURY GOODS (0.1%)
   Jostens IH Corp.
   Series B
   5.19%, due 10/4/11                        (h)            950,000      964,013
                                                                      ----------
   Total Loan Participations
      (Cost $48,151,996)                                              49,062,545
                                                                      ----------
   YANKEE BONDS (3.5%)

   CHEMICALS (0.2%)
   Nova Chemicals Corp.
   7.00%, due 5/15/06                                     2,310,000    2,327,325
                                                                      ----------
   ENERGY EQUIPMENT & SERVICES (1.0%)
   Petroleum Geo-Services ASA
   8.00%, due 11/5/06                                       315,204      318,671
   10.00%, due 11/5/10                                   11,989,054   13,427,740
                                                                      ----------
                                                                      13,746,411
                                                                      ----------
   FOREST PRODUCTS & PAPER (0.3%)
   Tembec Industries, Inc.
   8.625%, due 6/30/09                       (c)          5,930,000    4,032,400
                                                                      ----------
   INSURANCE (0.6%)
   Fairfax Financial Holdings Ltd.
   7.375%, due 4/15/18                       (c)          2,575,000    2,227,375
   7.75%, due 4/26/12-7/15/37                             1,020,000      956,925
   8.25%, due 10/1/15                                       145,000      137,750
   8.30%, due 4/15/26                        (c)          5,865,000    5,073,225
                                                                      ----------
                                                                       8,395,275
                                                                      ----------

   MEDIA (0.2%)
   Rogers Cablesystems Ltd.
   11.00%, due 12/1/15                                    3,045,000    3,223,894
                                                                      ----------
   METALS & MINING (0.4%)
   Algoma Steel, Inc.
   11.00%, due 12/31/09                                   5,063,000    5,392,095
                                                                      ----------
   PACKAGING & CONTAINERS (0.6%)
   Crown Cork & Seal Finance PLC
   7.00%, due 12/15/06                                    4,925,000    5,048,125
   Smurfit Capital Funding PLC
   7.50%, due 11/20/25                                    4,475,000    4,072,250
                                                                      ----------
                                                                       9,120,375
                                                                      ----------
   TELECOMMUNICATIONS (0.2%)
   Rogers Wireless, Inc.
   9.75%, due 6/1/16                                      2,560,000    3,091,200
                                                                      ----------
   Total Yankee Bonds
      (Cost $47,559,701)                                              49,328,975
                                                                      ----------

   Total Long-Term Bonds
      (Cost $1,128,897,489)                                        1,143,399,776
                                                                   -------------
   COMMON STOCKS (2.0%)

   AUTO COMPONENTS (0.5%)
   Goodyear Tire & Rubber Co. (The)       (c)(j)         424,400       6,616,396
                                                                   -------------
   CAPITAL MARKETS (0.0%)                 ++
   Atlantic Acquisition Corp.             (d)              2,418              24
                                                                   -------------
   HEALTH CARE PROVIDERS & SERVICES
      (0.1%)
   Quadramed Corp.                        (j)            485,608         883,807
   Skilled Healthcare Group, Inc.         (d)              1,691          27,056
                                                                   -------------
                                                                         910,863
                                                                   -------------
   INTERNET (0.1%)
   Globix Corp.                           (d)(j)       1,092,741       1,506,890
                                                                   -------------
   MACHINERY (0.2%)
   Thermadyne Holdings Corp.              (j)            272,057       3,686,372
                                                                   -------------
   MACHINERY - DIVERSIFIED (0.0%)         ++

   MMH Holdings, Inc.                    (d)(g)(h)(j)         9,371       49,666
                                                                      ----------
   MEDIA (0.7%)
   Liberty Global, Inc. Class A          (j)                 94,768    2,566,317
   Liberty Global, Inc. Class C          (c)(j)              94,768    2,440,276
   Viacom, Inc. Class B                                     145,700    4,809,557
                                                                      ----------
                                                                       9,816,150
                                                                      ----------
   METAL FABRICATE & HARDWARE (0.1%)
   ACP Holding Co.                       (b)(j)             739,787    1,368,606
                                                                      ----------
   PAPER & FOREST PRODUCTS (0.1%)
   Abitibi-Consolidated, Inc.            (c)                286,870    1,161,824
                                                                      ----------
   TELECOMMUNICATIONS (0.2%)
   ICO Global Communications Holdings
      Ltd.                               (j)                399,430    2,013,127
   Loral Cyberstar, Inc.                 (d)                    984      984,000
                                                                      ----------
                                                                       2,997,127
                                                                      ----------
   WIRELESS TELECOMMUNICATION SERVICES
      (0.0%)                             ++
   Remote Dynamics, Inc.                 (j)                 72,541       59,484
                                                                      ----------
   Total Common Stocks
      (Cost $26,462,317)                                              28,173,402
                                                                      ----------
   CONVERTIBLE PREFERRED STOCK (0.7%)

   AUTOMOBILES (0.0%)                    ++
   General Motors Corp.
   6.25%                                                     14,100      278,475
                                                                      ----------
   HEALTH CARE PROVIDERS & SERVICES
      (0.4%)
   QuadraMed Corp.
   5.50%                                 (b)(d)(j)          234,600    5,278,500
                                                                      ----------
   INSURANCE (0.3%)
   Conseco, Inc.
   5.50%                                                    130,400    3,486,896
                                                                      ----------
   INTERNET (0.0%)                       ++
   Globix Corp.
   6.00%                                 (d)                107,873      159,382
                                                                      ----------
   Total Convertible Preferred Stock
      (Cost $9,784,114)                                                9,203,253
                                                                      ----------
   PREFERRED STOCKS (1.6%)

   DIVERSIFIED FINANCIAL SERVICES
      (0.0%)                             ++
   Colorado Prime Corp.
   (zero)                                (d)(g)(h)            1,395           14
                                                                      ----------
   DIVERSIFIED TELECOMMUNICATION
      SERVICES (0.0%)                    ++
   Rural Cellular Corp.
   11.375%                               (f)                      1        1,248
                                                                      ----------

   MEDIA (0.5%)
   Haights Cross Communications, Inc.
   16.00%                                   (g)(h)           91,000    5,460,000
   Paxson Communications Corp.
   14.25%                                   (f)(g)              204    1,387,200
   Ziff Davis Holdings, Inc.
   10.00%                                                       674      404,400
                                                                      ----------
                                                                       7,251,600
                                                                      ----------
   REAL ESTATE (1.1%)
&  Sovereign Real Estate Investment Corp.
   12.00%                                   (b)              10,625   15,618,750
                                                                      ----------
   TRANSPORTATION (0.0%)                    ++
   Pacific & Atlantic Holdings, Inc.
   (zero)                                                    15,040          150
                                                                      ----------
   Total Preferred Stocks
      (Cost $22,781,973)                                              22,871,762
                                                                      ----------

                                                           NUMBER OF
                                                            WARRANTS
                                                           ---------
   WARRANTS (0.1%)

   DIVERSIFIED FINANCIAL SERVICES (0.0%)   ++
   ASAT Finance LLC
   Strike Price $18.60
   Expire 11/01/06                         (b)(d)(g)(j)        1,530          15
                                                                       ---------
   MEDIA (0.0%)                            ++
   Haights Cross Communications, Inc.
   Strike Price $0.001
   Expire 12/10/11                         (d)(g)(h)(j)       86,850         869
   Haights Cross Communications, Inc.
   Strike Price $0.001
   Expire 12/10/11                         (d)(g)(h)(j)           91           1
   Ono Finance PLC
   Strike Price $0.001
   Expire 2/15/11                          (b)(d)(g)(j)        7,855          79
   Ziff Davis Holdings Inc.
   Strike Price $0.0001
   Expire 8/12/12                          (b)(j)            123,640      12,364
                                                                       ---------
                                                                          13,313
                                                                       ---------
   METAL FABRICATE & HARDWARE (0.1%)
   ACP Holding Co.
   Strike Price $0.01
   Expire 10/07/13                         (b)(g)(j)         744,004   1,376,407
                                                                       ---------
   WIRELESS TELECOMMUNICATION
   SERVICES (0.0%)                         ++
   Ubiquitel Operating Co., Inc.
   Strike Price $22.74
   Expire 4/15/10                          (b)(j)              2,510          25
                                                                       ---------

   Total Warrants
      (Total Cost $821,230)                                            1,389,760
                                                                       ---------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
   SHORT-TERM INVESTMENTS (20.9%)

   CERTIFICATES OF DEPOSIT (0.3%)
   Skandinaviska Enskilda Banken AB
   3.96%, due 2/22/06                     (e)(k)         4,485,260     4,485,260
                                                                     -----------
   Total Certificates of Deposit
      (Cost $4,485,260)                                                4,485,260
                                                                     -----------
   COMMERCIAL PAPER (12.3%)
   American General Finance Corp.
   3.72%, due 10/12/05                                 $ 4,675,000     4,669,686
   Clipper Receivables Corp.
   3.76%, due 10/6/05                     (k)            3,194,414     3,194,414
   Compass Securitization LLC
   3.79%, due 10/24/05                    (k)            3,184,920     3,184,920
   Federal Home Loan Bank
   3.62%, due 10/14/05                                   1,030,000     1,028,654
   ING US Funding LLC
   3.61%, due 10/7/05                                   12,430,000    12,422,521
   ING US Funding LLC
   3.74%, due 10/25/05                                  14,000,000    13,965,093
   Jupiter Securitization Corp.
   3.72%, due 10/12/05                    (k)            1,922,255     1,922,255
   Lexington Parker Capital Corp.
   3.80%, due 10/3/05                     (k)            3,199,700     3,199,700
   Liberty Street Fund Co.
   3.75%, due 10/31/05                    (k)            2,563,006     2,563,006
   Merck & Co., Inc.
   3.72%, due 10/21/05                                  23,295,000    23,246,857
   Morgan Stanley
   3.70%, due 10/13/05                                  15,000,000    14,981,500
   Ranger Funding Co. LLC
   3.76%, due 10/24/05                    (k)            2,540,981     2,540,981
   Sheffiled Receivables Corp.
   3.79%, due 10/12/05                    (k)            3,203,758     3,203,758
   Societe Generale North America, Inc.
   3.76%, due 10/11/05                                  19,455,000    19,434,680
   Toyota Motor Credit Corp.
   3.71%, due 10/6/05                                   20,000,000    19,989,695
   UBS Finance Delaware LLC
   3.74%, due 10/4/05                                   20,315,000    20,308,669
   3.76%, due 10/28/05                                  10,635,000    10,605,009
   3.86%, due 10/3/05                                   14,395,000    14,391,913
                                                                     -----------
   Total Commercial Paper
      (Cost $174,853,311)                                            174,853,311
                                                                     -----------

                                                         SHARES
                                                       ----------
   INVESTMENT COMPANIES (3.2%)           ++
   BGI Institutional Money Market Fund   (k)               37,407          37,407
                                                                       ----------
   Merrill Lynch Funds For Institutions
      Series - Premier Institutional
      Fund                                             45,828,910      45,828,910
                                                                       ----------
   Total Investment Companies
      (Cost $45,866,317)                                               45,866,317
                                                                       ----------

                                                  PRINCIPAL
                                                    AMOUNT
                                                  ----------
   TIME DEPOSITS (5.1%)
   Barclays
   3.70%, due 10/14/05                (k)          3,844,510        3,844,510
   BNP Paribas
   3.95%, due 10/3/05                 (k)         11,533,529       11,533,529
   Calyon
   3.75%, due 10/27/05                (k)          6,407,516        6,407,516
   Credit Suisse First Boston Corp.
   3.74%, due 11/1/05                 (k)          4,485,261        4,485,261
   First Tennessee National Corp.
   3.70%, due 10/13/05                (k)          4,485,261        4,485,261
   Fortis Bank
   3.75%, due 10/18/05                (k)          9,611,274        9,611,274
   HBOS Halifax Bank of Scotland
   3.75%, due 11/1/05                 (k)          4,485,261        4,485,261
   Lloyds TSB Bank
   3.76%, due 10/28/05                (k)          3,203,758        3,203,758
   Marshall & Ilsley Bank
   3.97%, due 12/29/05                (k)          5,126,014        5,126,014
   Regions Bank
   3.76%, due 10/21/05                (k)          4,485,261        4,485,261
   Societe Generale
   3.77%, due 11/1/05                 (k)         10,892,777       10,892,777
   Wells Fargo & Co.
   3.77%, due 10/20/05                (k)          4,485,262        4,485,262
                                                               --------------
   Total Time Deposits
      (Cost $73,045,684)                                           73,045,684
                                                               --------------
   Total Short-Term Investments
      (Cost $298,250,572)                                         298,250,572
                                                               --------------
   Total Investments
      (Cost $1,486,997,695)           (l)              105.5    1,503,288,525(m)
   Liabilities in Excess of
      Cash and Other Assets                             (5.5)     (77,754,353)
                                                  ----------   --------------
   Net Assets                                          100.0   $1,425,534,172
                                                  ==========   ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Issue in default.

(b)  May be sold to institutional investors only.

(c)  Represents security, or a portion thereof, which is out on loan.

(d) Fair Valued Security. The total market value of these securities at September 30, 2005 is $3,473,899, which represents 0.2% of the Fund's net assets.

(e)  Floating rate. Rate shown is the rate in effect at September 30, 2005.

(f) PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.

(g)  Illiquid security.

(h)  Restricted security.

(i) Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.

(j)  Non-income producing security.

(k) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)  The cost for federal income tax purposes is $1,488,376,508.

(m) At September 30, 2005 net unrealized appreciation was $14,912,017, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $83,026,798 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $68,114,781.

     The following abbreviations are used in the above portfolio:

     C$ - Canadian Dollar
     E  - Euro

Foreign currency forward contracts open at September 30, 2005:

                                                 CONTRACT      CONTRACT      UNREALIZED
                                                  AMOUNT        AMOUNT      APPRECIATION/
                                                   SOLD       PURCHASED    (DEPRECIATION)
                                               -----------   -----------   --------------
   Foreign Currency Sale Contracts
      Euro vs. U.S. Dollar, expiring 10/6/05   E15,660,099   $18,817,488      $(5,400)
      Euro vs. U.S. Dollar, expiring 10/6/05   E 5,170,000   $ 6,229,462       15,304

                                                CONTRACT     CONTRACT
                                                 AMOUNT       AMOUNT
                                                PURCHASED      SOLD
                                               ----------   ----------
   Foreign Currency Buy Contracts
      Euro vs. U.S. Dollar, expiring 10/6/05   E2,660,000   $3,313,083       (115,856)
                                                                            ---------
   Net unrealized depreciation on foreign
      currency forward contracts                                            $(105,952)
                                                                            ---------

Restricted securities held at September 30, 2005:

                                                                       PRINCIPAL
                                                      DATE(S) OF        AMOUNT/                   9/30/2005    PERCENTAGE OF
   SECURITY                                           ACQUISITION       SHARES         COST         VALUE        NET ASSETS
   --------                                        ----------------   ----------   -----------   -----------   -------------
   Colorado Prime Corp.
      Preferred Stock
      (zero coupon)                                 5/6/97-11/10/99   $    1,395   $ 5,090,593   $        14             0.0%(a)
   Fidelity National Information Solutions, Inc.
      Bank debt, Series B
      4.96%, due 3/9/13                                   3/16/2005      887,500       887,500       890,352             0.1
   Goodyear Tire & Rubber Co. (The)
      Bank debt
      5.89%, due 4/30/10                            2/25/04-3/11/04      700,000       700,000       708,313             0.0(a)
   Graham Packaging Holdings Co.
      Bank debt
      7.75%, due 10/7/12                                    10/1/04    1,000,000     1,000,000     1,017,500             0.1
   Haights Cross Communications, Inc.
      Preferred Stock
      16.00%,                                               1/22/04       91,000     4,233,413     5,460,000             0.4
      Warrants                                              1/22/04           91             1             1             0.0(a)
      Warrants                                              1/22/04       86,850           869           869             0.0(a)
   Jostens IH Corp.
      Bank debt, Series B
      5.19%, due 10/4/11                                    10/8/04      950,000       950,000       964,013             0.1
   LNR Property Corp.
      Bank debt, Series B
      6.21%, due 2/3/08                                     2/10/05    7,158,681     7,158,681     7,235,379             0.5
   Mirant Corp.
      Bank Debt
      4.75%, due 1/15/06                                    4/21/03    1,480,000     1,226,193     1,612,275             0.1
      (zero coupon), due 7/16/06                             7/9/03    1,354,335     1,204,075     1,413,588             0.1
   MMH Holdings, Inc.
      Common Stock                                 3/11/99-10/30/01        9,371         4,919        49,666             0.0(a)
   Qwest Corp.
      Bank debt, Series B
      6.95%, due 6/30/10                                    6/12/03    4,250,000     4,144,574     4,230,522             0.3
   Riley Mezzainine Corp.
      Bank debt
      7.31%, due 2/3/08                                     2/10/05    2,000,000     2,000,000     2,001,250             0.1
      Bank debt, Series 2
      8.06%, due 2/3/08                                     2/10/05    3,000,000     3,000,000     3,001,875             0.2
   Riversdeep Group, Ltd.
      Bank debt
     (zero coupon), due 10/30/11                            7/26/05    1,955,000     1,955,000     2,013,650             0.1
   Satbirds Capital
      Bank debt
      10.464%, due 5/1/14                                    4/8/05   E6,395,000     8,126,922     8,013,693             0.6
   SunGard Data Systems, Inc.
      Bank debt, Series B
      6.28%, due 12/13/12                                   7/28/05   $7,640,000     7,630,450     7,724,216             0.5
   Telcordia Technologies, Inc.
      Bank debt
      6.07%, due 9/15/12                                     4/5/05    2,992,500     2,998,361     2,979,408             0.2
   Warner Chilcott Corp.
      Bank debt, Series D
      6.77%, due 1/18/12                                    1/19/05    5,205,047     5,205,047     5,238,511             0.4
                                                                                   -----------   -----------             ---
                                                                                   $52,426,005   $54,555,095             3.8%
                                                                                   -----------   -----------             ---

   (a) Less than one tenth of a percent.

   E - Euro.

MAINSTAY VP INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2005 unaudited

                                                             SHARES      VALUE
                                                            -------   ----------
   COMMON STOCKS (99.7%)                   +

   AEROSPACE & DEFENSE (2.4%)
   Lockheed Martin Corp.                                      2,342   $  142,956
&  Northrop Grumman Corp.                                    43,833    2,382,324
                                                                      ----------
                                                                       2,525,280
                                                                      ----------
   AIR FREIGHT & LOGISTICS (0.9%)
   FedEx Corp.                                                2,752      239,782
   United Parcel Service, Inc. Class B     (a)               11,085      766,306
                                                                      ----------
                                                                       1,006,088
                                                                      ----------
   AIRLINES (0.1%)
   Southwest Airlines Co.                                     8,725      129,566
                                                                      ----------
   AUTO COMPONENTS (0.1%)
   TRW Automotive Holdings Corp.           (b)                1,924       56,450
                                                                      ----------
   AUTOMOBILES (2.0%)
   Ford Motor Co.                                           211,604    2,086,415
                                                                      ----------
   BEVERAGES (0.0%)                        ++
   Molson Coors Brewing Co. Class B                             469       30,021
                                                                      ----------
   BIOTECHNOLOGY (0.4%)
   Amgen, Inc.                             (b)                5,158      410,938
                                                                      ----------
   BUILDING PRODUCTS (0.0%)                ++
   USG Corp.                               (b)                  661       45,424
                                                                      ----------
   CAPITAL MARKETS (2.8%)
   American Capital Strategies Ltd.                           4,264      156,318
&  Morgan Stanley                                            52,839    2,850,136
                                                                      ----------
                                                                       3,006,454
                                                                      ----------
   CHEMICALS (0.8%)
   Eastman Chemical Co.                                      15,174      712,723
   Lyondell Chemical Co.                                      5,132      146,878
                                                                      ----------
                                                                         859,601
                                                                      ----------
   COMMERCIAL BANKS (8.5%)
&  Bank of America Corp.                                    109,469    4,608,645
   Comerica, Inc.                                             3,400      200,260
&  National City Corp.                                       82,214    2,749,236
   Wachovia Corp.                                            11,030      524,918
   Wells Fargo & Co.                                         16,218      949,888
                                                                      ----------
                                                                       9,032,947
                                                                      ----------
   COMMERCIAL SERVICES & SUPPLIES (2.4%)
   Cendant Corp.                                             80,943    1,670,664
   Deluxe Corp.                                               3,582      143,853
   John H. Harland Co.                                        4,455      197,802
   Pitney Bowes, Inc.                                         6,522      272,228
   RR Donnelley & Sons Co.                                    6,582      243,995
                                                                      ----------
                                                                       2,528,542
                                                                      ----------
   COMMUNICATIONS EQUIPMENT (0.3%)
   Harris Corp.                                               1,324       55,343
   Motorola, Inc.                                            12,679      280,079
                                                                      ----------
                                                                         335,422
                                                                      ----------

   COMPUTERS & PERIPHERALS (3.2%)
   Emulex Corp.                                    (a) (b)       507      10,246
   Hewlett-Packard Co.                                        47,490   1,386,708
   Imation Corp.                                               3,719     159,434
   Intergraph Corp.                                (a) (b)     2,427     108,511
   International Business Machines Corp.                      19,165   1,537,416
   Western Digital Corp.                           (b)        15,386     198,941
                                                                       ---------
                                                                       3,401,256
                                                                       ---------
   CONSUMER FINANCE (0.5%)
   Capital One Financial Corp.                                 5,271     419,150
   CompuCredit Corp.                               (b)         3,416     151,739
                                                                       ---------
                                                                         570,889
                                                                       ---------
   CONTAINERS & PACKAGING (0.1%)
   Silgan Holdings, Inc.                                       2,490      82,817
                                                                       ---------
   DIVERSIFIED FINANCIAL SERVICES (0.9%)
   CIT Group, Inc.                                 (a)         9,727     439,466
   PHH Corp.                                       (b)        17,170     471,488
                                                                       ---------
                                                                         910,954
                                                                       ---------
   DIVERSIFIED TELECOMMUNICATION SERVICES (3.3%)
   ALLTEL Corp.                                               10,819     704,425
   AT&T Corp.                                                 72,278   1,431,104
   Sprint Nextel Corp.                             (a)        15,935     378,934
   Verizon Communications, Inc.                               29,734     972,004
                                                                       ---------
                                                                       3,486,467
                                                                       ---------
   ELECTRIC UTILITIES (2.8%)
   American Electric Power Co., Inc.                          21,278     844,737
   Consolidated Edison, Inc.                       (a)           458      22,236
   Entergy Corp.                                                 991      73,651
   FirstEnergy Corp.                                           6,586     343,262
   PG&E Corp.                                                 41,522   1,629,738
   Pinnacle West Capital Corp.                                 1,315      57,965
                                                                       ---------
                                                                       2,971,589
                                                                       ---------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
   Arrow Electronics, Inc.                         (b)        26,821     841,107
   Avnet, Inc.                                     (b)         3,526      86,211
                                                                       ---------
                                                                         927,318
                                                                       ---------
   ENERGY EQUIPMENT & SERVICES (0.3%)
   Veritas DGC, Inc.                               (b)         8,770     321,157
                                                                       ---------
   FOOD & STAPLES RETAILING (1.1%)
   SUPERVALU, Inc.                                            36,640   1,140,237
                                                                       ---------
   FOOD PRODUCTS (2.5%)
   Archer-Daniels-Midland Co.                                 43,747   1,078,801
   Chiquita Brands International, Inc.             (a)        19,601     547,848
   Pilgrim's Pride Corp. Class B                              24,068     876,075
   Seaboard Corp.                                                103     141,419
   Sensient Technologies Corp.                                   711      13,473
                                                                       ---------
                                                                       2,657,616
                                                                       ---------
   GAS UTILITIES (2.4%)
   Nicor, Inc.                                                22,966     965,261
   NiSource, Inc.                                             43,023   1,043,308
   UGI Corp.                                                  18,519     521,310
                                                                       ---------
                                                                       2,529,879
                                                                       ---------
   HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
   Applera Corp. - Applied Biosystems Group                   40,770     947,495
   Becton Dickinson & Co.                                     12,486     654,641
                                                                       ---------
                                                                       1,602,136
                                                                       ---------

   HEALTH CARE PROVIDERS & SERVICES (2.0%)
   AmerisourceBergen Corp.                                    10,743     830,434
   Cardinal Health, Inc.                                       7,175     455,182
   Kindred Healthcare, Inc.                  (b)              11,428     340,554
   McKesson Corp.                                             11,297     536,043
                                                                       ---------
                                                                       2,162,213
                                                                       ---------
   HOTELS, RESTAURANTS & LEISURE (0.5%)
   McDonald's Corp.                          (a)              15,073     504,795
                                                                       ---------
   HOUSEHOLD DURABLES (1.4%)
   Black & Decker Corp.                      (a)               6,407     525,951
   Newell Rubbermaid, Inc.                                    19,663     445,367
   Stanley Works (The)                                           633      29,548
   Tupperware Corp.                                           18,976     432,273
                                                                       ---------
                                                                       1,433,139
                                                                       ---------
   HOUSEHOLD PRODUCTS (1.8%)
   Kimberly-Clark Corp.                                       32,537   1,936,928
                                                                       ---------
   INDUSTRIAL CONGLOMERATES (0.6%)
   General Electric Co.                                        2,123      71,481
   Tyco International Ltd.                   (a)              20,053     558,476
                                                                       ---------
                                                                         629,957
                                                                       ---------
   INSURANCE (8.2%)
   ACE Ltd.                                                   14,073     662,416
   AON Corp.                                                  13,578     435,582
   Axis Capital Holdings Ltd.                                  8,645     246,469
   Endurance Specialty Holdings Ltd.                          20,026     683,087
   Fidelity National Financial, Inc.                           7,920     352,598
   First American Corp.                      (a)              31,377   1,432,988
&  Loews Corp.                                                25,009   2,311,082
   Nationwide Financial Services Class A                       2,437      97,602
   Protective Life Corp.                                       6,364     262,070
   St. Paul Travelers Cos., Inc. (The)                        40,457   1,815,306
   W.R. Berkley Corp.                                          2,700     106,596
   XL Capital Ltd. Class A                                     4,585     311,918
                                                                       ---------
                                                                       8,717,714
                                                                       ---------
   INTERNET SOFTWARE & SERVICES (1.1%)
   Earthlink, Inc.                           (b)             109,997   1,176,968
   VeriSign, Inc.                            (b)                 448       9,574
                                                                       ---------
                                                                       1,186,542
                                                                       ---------
   IT SERVICES (1.6%)
   Computer Sciences Corp.                   (b)              25,996   1,229,871
   United Online, Inc.                                        33,698     466,717
                                                                       ---------
                                                                       1,696,588
                                                                       ---------
   MACHINERY (1.4%)
   Cummins, Inc.                             (a)              16,372   1,440,572
                                                                       ---------
   MEDIA (3.2%)
   Regal Entertainment Group Class A         (a)              20,072     402,243
   Time Warner, Inc.                                          80,875   1,464,646
   Viacom, Inc. Class B                                       27,142     895,957
   Walt Disney Co. (The)                                      25,081     605,205
                                                                       ---------
                                                                       3,368,051
                                                                       ---------
   METALS & MINING (2.5%)
   Nucor Corp.                                                14,155     835,003
   Phelps Dodge Corp.                                         12,726   1,653,489
   United States Steel Corp.                 (a)               3,224     136,536
                                                                       ---------
                                                                       2,625,028
                                                                       ---------
   MULTILINE RETAIL (1.9%)

   Federated Department Stores, Inc.                         22,649    1,514,539
   Sears Holdings Corp.                              (b)      3,889      483,869
                                                                      ----------
                                                                       1,998,408
                                                                      ----------
   OFFICE ELECTRONICS (0.0%)                         ++
   Xerox Corp.                                       (b)      2,793       38,124
                                                                      ----------
   OIL & GAS (10.7%)
&  Chevron Corp.                                             51,389    3,326,410
   ConocoPhillips                                            29,973    2,095,412
&  ExxonMobil Corp.                                          60,207    3,825,553
   Marathon Oil Corp.                                        22,121    1,524,801
   Sunoco, Inc.                                               4,157      325,077
   Valero Energy Corp.                                        2,751      311,028
                                                                      ----------
                                                                      11,408,281
                                                                      ----------
   PAPER & FOREST PRODUCTS (1.4%)
   Georgia-Pacific Corp.                                     11,011      375,035
   Louisiana-Pacific Corp.                                   40,738    1,128,035
                                                                      ----------
                                                                       1,503,070
                                                                      ----------
   PHARMACEUTICALS (8.9%)
   Bristol-Myers Squibb Co.                                  57,375    1,380,443
&  Johnson & Johnson                                         50,784    3,213,612
   King Pharmaceuticals, Inc.                        (b)     28,249      434,470
   Merck & Co., Inc.                                         76,050    2,069,321
&  Pfizer, Inc.                                              95,166    2,376,295
                                                                      ----------
                                                                       9,474,141
                                                                      ----------
   REAL ESTATE (3.0%)
   Apartment Investment & Management Co. Class A             11,276      437,283
   CBL & Associates Properties, Inc.                 (a)     39,724    1,628,287
   Colonial Properties Trust                                 11,085      493,061
   Crescent Real Estate Equities Co.                          9,683      198,598
   Lexington Corporate Properties Trust                       1,917       45,145
   Trizec Properties, Inc.                                    9,688      223,405
   Trustreet Properties, Inc.                        (a)      6,879      107,656
                                                                      ----------
                                                                       3,133,435
                                                                      ----------
   ROAD & RAIL (0.6%)
   Burlington Northern Santa Fe Corp.                         3,848      230,110
   CSX Corp.                                                  2,016       93,704
   Norfolk Southern Corp.                                     4,107      166,580
   Union Pacific Corp.                                        2,622      187,997
                                                                      ----------
                                                                         678,391
                                                                      ----------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
&  Intel Corp.                                              157,937    3,893,147
                                                                      ----------
   SOFTWARE (1.9%)
   Microsoft Corp.                                   (a)     78,753    2,026,315
                                                                      ----------
   SPECIALTY RETAIL (0.8%)
   American Eagle Outfitters, Inc.                            1,409       33,154
   Barnes & Noble, Inc.                                      10,112      381,222
   Charming Shoppes, Inc.                            (b)     10,324      110,157
   Movie Gallery, Inc.                               (a)      4,685       48,677
   Payless ShoeSource, Inc.                          (b)      8,600      149,640
   Sonic Automotive, Inc.                                     6,589      146,408
                                                                      ----------
                                                                         869,258
                                                                      ----------
   THRIFTS & MORTGAGE FINANCE (2.0%)
   Fremont General Corp.                                      2,048       44,708
   Washington Mutual, Inc.                           (a)     52,747    2,068,737
                                                                      ----------
                                                                       2,113,445
                                                                      ----------
   TOBACCO (0.3%)
   Reynolds American, Inc.                                    3,550      294,721
                                                                      ----------

   Total Common Stocks
      (Cost $98,954,175)                                             105,787,726
                                                                     -----------
   CONVERTIBLE PREFERRED STOCK (0.1%)

   AUTOMOBILES (0.1%)
   Ford Motor Co. Capital Trust II
   6.50%                                                     3,750       136,688
                                                                     -----------
   Total Convertible Preferred Stock
      (Cost $182,841)                                                    136,688
                                                                     -----------

                                                           PRINCIPAL
                                                             AMOUNT
                                                           ---------
   SHORT-TERM INVESTMENTS (11.5%)

   CERTIFICATES OF DEPOSIT (0.5%)
   Skandinaviska Enskilda Banken AB
   3.96%, due 2/22/06                 (c)(d)                $563,877     563,877
                                                                       ---------
   Total Certificates of Deposit
      (Cost $563,877)                                                    563,877
                                                                       ---------
   COMMERCIAL PAPER (2.3%)
   Clipper Receivables Corp.
   3.76%, due 10/6/05                 (c)                    401,595     401,595
   Compass Securitization LLC
   3.79%, due 10/24/05                (c)                    400,401     400,401
   Jupiter Securitization Corp.
   3.72%, due 10/12/05                (c)                    241,662     241,662
   Lexington Parker Capital Corp.
   3.80%, due 10/3/05                 (c)                    402,259     402,259
   Liberty Street Funding Co.
   3.75%, due 10/31/05                (c)                    322,215     322,215
   Ranger Funding Co. LLC
   3.76%, due 10/24/05                (c)                    319,446     319,446
   Sheffiled Receivables Corp.
   3.79%, due 10/12/05                (c)                    402,769     402,769
                                                                       ---------
   Total Commercial Paper
      (Cost $2,490,347)                                                2,490,347
                                                                       ---------

                                                                  SHARES
                                                                  ------
   INVESTMENT COMPANY (0.0%)             ++
   BGI Institutional Money Market Fund   (c)                       4,703   4,703
                                                                           -----
   Total Investment Company
      (Cost $4,703)                                                        4,703
                                                                           -----

                                                           PRINCIPAL
                                                             AMOUNT
                                                          ----------
   TIME DEPOSITS (8.7%)
   Barclays
   3.70%, due 10/14/05                     (c)            $  483,323     483,323
   BNP Paribas
   3.95%, due 10/3/05                      (c)             1,449,969   1,449,969
   Calyon
   3.75%, due 10/27/05                     (c)               805,539     805,539
   Credit Suisse First Boston Corporation
   3.74%, due 11/1/05                      (c)               563,877     563,877
   First Tennessee National Corporation
   3.70%, due 10/13/05                     (c)               563,877     563,877
   Fortis Bank
   3.75%, due 10/18/05                     (c)             1,208,308   1,208,308
   HBOS Halifax Bank of Scotland
   3.75%, due 11/1/05                      (c)               563,877     563,877
   Lloyds TSB Bank
   3.76%, due 10/28/05                     (c)               402,769     402,769
   Marshall & Ilsley Bank

   3.97%, due 12/29/05            (c)                  644,431        644,431
   Regions Bank
   3.76%, due 10/21/05            (c)                  563,877        563,877
   Societe Generale
   3.77%, due 11/1/05             (c)                1,369,416      1,369,416
   Wells Fargo
   3.77%, due 10/20/05            (c)                  563,877        563,877
                                                                 ------------
   Total Time Deposits
      (Cost $9,183,140)                                             9,183,140
                                                                 ------------
   Total Short-Term Investments
      (Cost $12,242,067)                                           12,242,067
                                                                 ------------
   Total Investments
      (Cost $111,379,083)         (e)                    111.3%   118,166,481(f)
   Liabilities in Excess of
      Cash and Other Assets                              (11.3)   (12,011,619)
                                                     ---------   ------------
   Net Assets                                            100.0%  $106,154,862
                                                     =========   ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at September 30, 2005.

(e)  The cost for federal income tax purposes is $12,521,352.

(f) At September 30, 2005 net unrealized appreciation was $5,645,129, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $10,966,147 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $5,321,018.

MAINSTAY VP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2005 unaudited

                                                           SHARES       VALUE
                                                         ---------   -----------
   COMMON STOCKS (89.1%)             +

   AUSTRALIA (0.7%)
   Australian Gas Light Co. Ltd.
      (multi-utilities)                                    191,004   $ 2,158,676
                                                                     -----------
   CANADA (0.4%)
   Bank of Montreal
      (commercial banks)             (a)                    26,700     1,327,536
                                                                     -----------
   DENMARK (0.5%)
   Danske Bank A/S (commercial
      banks)                                                45,345     1,387,535
                                                                     -----------
   FRANCE (7.5%)
   Air Liquide S.A. (chemicals)                             16,450     3,024,876
   BNP Paribas S.A. (commercial
      banks)                                                91,494     6,955,101
   M6-Metropole Television (media)                         115,124     2,906,981
   Sanofi-Aventis, ADR
      (pharmaceuticals)              (b)                    18,400       764,520
   Societe Generale Class A
      (commercial banks)                                     3,700       422,228
   Societe Television Francaise 1
      (media)                                               80,200     2,127,291
   Total S.A. (oil, gas &
      consumable fuels)                                     23,450     6,400,446
                                                                     -----------
                                                                      22,601,443
                                                                     -----------
   GERMANY (9.1%)
   Altana AG (pharmaceuticals)                              40,200     2,250,483
   BASF AG (chemicals)                                      13,400     1,006,549
&  Bayerische Motoren Werke AG
      (automobiles)                                        183,629     8,620,328
   Deutsche Boerse AG
      (diversified financial
      services)                                             66,630     6,366,302
   Hannover Rueckversicherung AG
      (insurance)                    (a)                   156,343     5,411,544
   Henkel KGaA
      (household products)                                   7,000       636,608
   Muenchener Rueckversicherungs
      - Gesellschaft AG
      Registered (insurance)                                20,126     2,297,901
   Siemens AG (industrial
      conglomerates)                                        10,100       778,090
                                                                     -----------
                                                                      27,367,805
                                                                     -----------
   HONG KONG (1.7%)
   HongKong Electric Holdings
      Ltd. (electric utilities)                          1,001,500     4,996,300
                                                                     -----------
   INDIA (0.6%)
   ITC Ltd., Sponsored GDR
      (tobacco)                      (a)(d)(e)             613,500     1,908,230
                                                                     -----------
   IRELAND (2.0%)
   Bank of Ireland
      (commercial banks)                                   374,020     5,888,659
                                                                     -----------
   ITALY (9.7%)
   Banco Popolare di Verona e
   Novara Scrl (commercial banks)                          203,900     3,844,948
   Enel S.p.A. (electric
      utilities)                                           746,150     6,429,772
   ENI S.p.A. (oil, gas &
      consumable fuels)                                    168,200     4,995,155

   ENI S.p.A., Sponsored ADR
      (oil, gas & consumable fuels)   (a)(b)                  4,500      666,450
   Mediaset S.p.A. (media)                                  304,100    3,598,176
&  Snam Rete Gas S.p.A.
      (gas utilities)                 (a)                 1,493,965    8,708,281
   Terna S.p.A.
      (construction & engineering)                          319,200      822,887
                                                                      ----------
                                                                      29,065,669
                                                                      ----------
   JAPAN (11.2%)
   Acom Co. Ltd. (consumer finance)                          21,400    1,553,347
&  Canon, Inc. (office electronics)                         121,800    6,577,114
&  Canon, Inc., Sponsored ADR
      (office electronics)            (a)(b)                 42,411    2,301,221
   Credit Saison Co. Ltd.
      (consumer finance)                                     16,900      741,385
   Denso Corp. (auto components)                             57,000    1,651,956
   Keyence Corp. (electronic
      equipment & instruments)                                3,000      754,228
   Konica Minolta Holdings, Inc.
      (office electronics)                                  188,800    1,716,364
   OBIC Co. Ltd. (it services)                               18,000    3,060,254
   RICOH Co. Ltd. (office
      electronics)                                          140,700    2,197,508
   Secom Co. Ltd. (commercial
      services & supplies)                                   32,800    1,577,590
   Seven & I Holdings Co. Ltd.
      (retail)                        (f)                    14,200      470,331
&  Takeda Pharmaceutical Co. Ltd.
      (pharmaceuticals)               (a)                   157,800    9,396,829
   Toyota Motor Corp., Sponsored
      ADR (automobiles)               (a)(b)                 17,600    1,625,712
                                                                      ----------
                                                                      33,623,839
                                                                      ----------
   MEXICO (0.3%)
   Wal-Mart de Mexico SA de CV
      Class V (food & staples
      retailing)                                            152,000      774,908
                                                                      ----------
   NETHERLANDS (5.5%)
   Reed Elsevier N.V. (media)                               618,955    8,539,869
   TNT N.V. (air freight &
      logistics)                                            317,042    7,876,033
                                                                      ----------
                                                                      16,415,902
                                                                      ----------
   SPAIN (5.7%)
&  Banco Popular Espanol S.A.
      (commercial banks)                                    731,330    8,912,542
   Iberdrola S.A. (electric
      utilities)                                             84,290    2,355,317
   Telefonica S.A. (diversified
      telecommunication services)                           362,592    5,935,340
                                                                      ----------
                                                                      17,203,199
                                                                      ----------
   SWEDEN (0.9%)
   Hennes & Mauritz AB Class B
      (specialty retail)                                     49,300    1,757,955
   Svenska Handelsbanken Class A
      (commercial banks)                                     34,300      794,007
                                                                      ----------
                                                                       2,551,962
                                                                      ----------
   SWITZERLAND (14.1%)
   Adecco S.A. (commercial
      services & supplies)                                   16,028      731,725
&  Nestle S.A. Registered (food
      products)                                              36,521   10,692,101
   Novartis AG Registered
      (pharmaceuticals)                                      60,280    3,056,956
   Novartis AG, ADR
      (pharmaceuticals)               (b)                    75,100    3,830,100
   Roche Holding AG Genusscheine
      (pharmaceuticals)                                      28,700    3,986,142
   Serono SA Class B
      (biotechnology)                                         7,013    4,610,145
   Swiss Reinsurance Registered
      (insurance)                                           100,700    6,611,950
&  UBS AG Registered (capital
      markets)                                               75,763    6,437,704
&  UBS AG Registered (capital
      markets)                        (c)                    26,234    2,243,007
                                                                      ----------
                                                                      42,199,830
                                                                      ----------

   UNITED KINGDOM (19.0%)
   BP PLC ADR (oil & gas)                    (b)            59,500     4,215,575
&  Diageo PLC (beverages)                                  517,329     7,436,589
&  Diageo PLC, Sponsored ADR (beverages)     (a)(b)         34,050     1,975,241
   GlaxoSmithKline PLC, ADR
      (pharmaceuticals)                      (a)(b)         26,800     1,374,304
   HSBC Holdings PLC, Sponsored ADR
      (commercial banks)                     (a)(b)         27,700     2,250,071
   Lloyds TSB Group PLC (commercial banks)                 539,057     4,440,183
   Lloyds TSB Group PLC, Sponsored ADR
      (commercial banks)                     (a)(b)(f)       7,365       244,739
&  Man Group PLC (capital markets)                         379,000    11,070,032
   Provident Financial PLC (consumer
      finance)                                             133,000     1,470,850
   Reckitt Benckiser PLC (household
      products)                                             41,062     1,250,782
   Royal Bank of Scotland Group PLC
      (commercial banks)                                    74,400     2,111,438
   Scottish & Southern Energy PLC
      (electric utilities)                                 167,060     3,032,056
   Smith & Nephew PLC (health care
      equipment & supplies)                                232,094     1,948,589
&  Tesco PLC (food & staples retailing)                  2,185,199    11,928,916
   Vodafone Group PLC ADR (wireless
      telecommunication services)            (b)            83,300     2,163,301
                                                                     -----------
                                                                      56,912,666
                                                                     -----------
   UNITED STATES (0.2%)
   AFLAC, Inc. (insurance)                                  10,700       484,710
                                                                     -----------
   Total Common Stocks
      (Cost $232,083,020)                                            266,868,869
                                                                     -----------
   INVESTMENT COMPANIES (1.2%)

   EUROPE, AUSTRALASIA, AND FAR EAST
      (0.5%)
   iShares MSCI EAFE Index Fund (capital
      markets)                               (a)(g)(h)      26,000     1,510,340

   UNITED KINGDOM (0.7%)
   iShares MSCI United Kingdom Index Fund
      (capital markets)                      (a)(g)        116,600     2,210,736
                                                                     -----------
   Total Investment Companies
      (Cost $3,368,613)                                                3,721,076
                                                                     -----------

                                                           NUMBER OF
                                                           WARRANTS
                                                          ----------
   WARRANTS (2.7%)

   IRELAND (2.7%)
   Ryanair Holdings PLC
   Strike Price E0.000001
   Expire 3/21/08 (airlines)    (d)(f)(i)                    970,646   8,093,669
                                                                       ---------
   Total Warrants
      (Total Cost $6,103,637)                                          8,093,669
                                                                       ---------

                                                           PRINCIPAL
                                                            AMOUNT
                                                          ----------
   SHORT-TERM INVESTMENTS (11.3%)

   CERTIFICATES OF DEPOSIT (0.5%)
   UNITED STATES (0.5%)
   Skandinaviska Enskilda Banken AB
   3.96%, due 2/22/06 (Capital Markets)  (j)(k)            $1,460,657   1,460,657
                                                                        ---------
   Total Certificates of Deposit
      (Cost $1,460,657)                                                 1,460,657
                                                                       ---------
   COMMERCIAL PAPER (2.9%)
   UNITED STATES (2.9%)
   Clipper Receivables Corp.
   3.76%, due 10/6/05 (Capital Markets)  (j)               1,040,283   1,040,283
   Compass Securitization LLC
   3.79%, due 10/24/05 (Capital Markets) (j)               1,037,191   1,037,191
   Jupiter Securitization Corp.
   3.72%, due 10/12/05 (Capital Markets) (j)                 625,996     625,996
   Lexington Parker Capital Corp.
   3.80%, due 10/3/05 (Capital Markets)  (j)               1,042,005   1,042,005
   Liberty Street Funding Co.
   3.75%, due 10/31/05 (Capital Markets) (j)                 834,661     834,661
   Ranger Funding Co. LLC
   3.76%, due 10/24/05 (Capital Markets) (j)                 827,488     827,488
   Sheffiled Receivables Corp.
   3.79%, due 10/12/05 (Capital Markets) (j)               1,043,326   1,043,326
   UBS Finance Delaware LLC
   3.86%, due 10/3/05 (Capital Markets)                    2,215,000   2,214,525
                                                                       ---------
   Total Commercial Paper
      (Cost $8,665,475)                                                8,665,475
                                                                       ---------

                                                            SHARES
                                                          ----------
   INVESTMENT COMPANY (0.0%)             ++
   UNITED STATES (0.0%)                  ++
   BGI Institutional Money Market Fund
      (Capital Markets)                  (j)                  12,182      12,182
                                                                       ---------
   Total Investment Company
      (Cost $12,182)                                                      12,182
                                                                       ---------

                                                     PRINCIPAL
                                                      AMOUNT
                                                    ----------
   TIME DEPOSITS (7.9%)
   UNITED STATES (7.9%)
   Barclays
   3.70%, due 10/14/05 (Capital Markets)    (j)     $1,251,991      1,251,991
   BNP Paribas
   3.95%, due 10/3/05 (Capital Markets)     (j)      3,755,972      3,755,972
   Calyon
   3.75%, due 10/27/05 (Capital Markets)    (j)      2,086,652      2,086,652
   Credit Suisse First Boston Corporation
   3.74%, due 11/1/05 (Capital Markets)     (j)      1,460,657      1,460,657
   First Tennessee National Corporation
   3.70%, due 10/13/05 (Capital Markets)    (j)      1,460,657      1,460,657
   Fortis Bank
   3.75%, due 10/18/05 (Capital Markets)    (j)      3,129,978      3,129,978
   HBOS Halifax Bank of Scotland
   3.75%, due 11/1/05 (Capital Markets)     (j)      1,460,657      1,460,657
   Lloyds TSB Bank
   3.76%, due 10/28/05 (Capital Markets)    (j)      1,043,326      1,043,326
   Marshall & Ilsley Bank
   3.97%, due 12/29/05 (Capital Markets)    (j)      1,669,322      1,669,322
   Regions Bank
   3.76%, due 10/21/05 (Capital Markets)    (j)      1,460,657      1,460,657
   Societe Generale
   3.77%, due 11/1/05 (Capital Markets)     (j)      3,547,309      3,547,309
   Wells Fargo
   3.77%, due 10/20/05 (Capital Markets)    (j)      1,460,657      1,460,657
                                                                 ------------
   Total Time Deposits
      (Cost $23,787,835)                                           23,787,835
                                                                 ------------
   Total Short-Term Investments
      (Cost $33,926,149)                                           33,926,149
                                                                 ------------
   Total Investments
      (Cost $275,481,419)                   (l)          104.3%   312,609,763(m)
   Liabilities in Excess of
      Cash and Other Assets                               (4.3)   (12,941,318)
                                                    ----------   ------------
   Net Assets                                            100.0%  $299,668,445
                                                    ==========   ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. One of the 10 largest holdings may be a security traded on more than one exchange. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  ADR - American Depositary Receipt.

(c)  Security primarily trades on the New York Stock Exchange.

(d)  May be sold to institutional investors only.

(e)  GDR - Global Depositary Receipt.

(f)  Non-income producing security.

(g) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(h) The Morgan Stanley Capital International Europe, Australasia, and Far East Index is an unmanaged index that is considered to be representative of the international stock market.

(i)  The following abbreviation is used in the above portfolio: E--Euro.

(j) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)  Floating rate. Rate shown is the rate in effect at September 30, 2005.

(l)  The cost for federal income tax purposes is $276,120,282.

(m) At September 30, 2005 net unrealized appreciation for securities was $36,489,481, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $39,548,784 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,059,303.

     Foreign currency forward contracts open at September 30, 2005:

                                       CONTRACT       CONTRACT
                                        AMOUNT         AMOUNT        UNREALIZED
                                         SOLD         PURCHASED     APPRECIATION
                                      ----------   --------------   ------------
   Foreign Currency Sale
      Contracts
   Swiss Franc vs. Japanese
      Yen, expiring 12/7/05       CF  12,148,265   Y1,075,000,000        $98,517
                                                                         -------
   Net unrealized appreciation
      on foreign currency
      forward contracts:                                                 $98,517
                                                                         -------

MAINSTAY VP MID CAP CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2005 unaudited

                                                             SHARES      VALUE
                                                             ------   ----------
   COMMON STOCKS (98.2%)                    +

   AEROSPACE & DEFENSE (1.7%)
   Goodrich Corp.                                            22,885   $1,014,721
   Precision Castparts Corp.                                 25,086    1,332,067
   Rockwell Collins, Inc.                                    33,832    1,634,762
                                                                      ----------
                                                                       3,981,550
                                                                      ----------
   AIRLINES (0.2%)
   AMR Corp.                                (a)(b)           30,649      342,656
                                                                      ----------
   AUTO COMPONENTS (0.9%)
   Autoliv, Inc.                                              7,951      345,868
   BorgWarner, Inc.                                           5,530      312,224
   Goodyear Tire & Rubber Co. (The)         (a)(b)           29,340      457,411
   Johnson Controls, Inc.                                    12,738      790,393
   TRW Automotive Holdings Corp.            (a)               5,814      170,583
                                                                      ----------
                                                                       2,076,479
                                                                      ----------
   BEVERAGES (0.2%)
   Pepsi Bottling Group, Inc. (The)                          17,673      504,564
                                                                      ----------
   BIOTECHNOLOGY (1.1%)
   Applera Corp.-Applied Biosystems Group                    30,739      714,374
   Celgene Corp.                            (a)(b)           11,477      623,431
   Invitrogen Corp.                         (a)               9,318      700,993
   Techne Corp.                             (a)(b)            7,309      416,467
                                                                      ----------
                                                                       2,455,265
                                                                      ----------
   BUILDING PRODUCTS (0.3%)
   American Standard Cos., Inc.                               6,514      303,227
   USG Corp.                                (a)               7,006      481,452
                                                                      ----------
                                                                         784,679
                                                                      ----------
   CAPITAL MARKETS (1.7%)
   A.G. Edwards, Inc.                                        14,624      640,677
   Allied Capital Corp.                                       4,543      130,066
   Ameritrade Holding Corp.                 (a)(b)           24,725      531,093
   Blackrock, Inc. Class A                                    2,241      198,597
   E*Trade Financial Corp.                  (a)              23,221      408,690
   Eaton Vance Corp.                                          3,867       95,979
   Federated Investors, Inc. Class B                          2,849       94,672
   Legg Mason, Inc.                                          13,267    1,455,257
   Nuveen Investments, Inc. Class A                           2,028       79,883
   Raymond James Financial, Inc.                              2,144       68,865

   SEI Investments Co.                                         2,164      81,323
                                                                       ---------
                                                                       3,785,102
                                                                       ---------
   CHEMICALS (0.7%)
   Eastman Chemical Co.                                        9,724     456,736
   Engelhard Corp.                                             6,986     194,979
   FMC Corp.                               (a)                 7,122     407,521
   PPG Industries, Inc.                                        9,770     578,286
   Valhi, Inc.                                                   793      14,258
                                                                       ---------
                                                                       1,651,780
                                                                       ---------
   COMMERCIAL BANKS (3.0%)
   AmSouth Bancorporation                                     22,269     562,515
   Bank of Hawaii Corp.                                        4,820     237,240
   Comerica, Inc.                                             15,539     915,247
   Commerce Bancshares, Inc.                                   4,679     240,875
   Compass Bancshares, Inc.                                    7,824     358,574
   First Horizon National Corp.                                3,596     130,715
   FirstMerit Corp.                                            2,851      76,378
   Hibernia Corp. Class A                                      8,063     242,213
   KeyCorp                                                    55,250   1,781,812
   M&T Bank Corp.                                              2,659     281,083
   TD Banknorth, Inc.                                          5,303     159,832
   Unizan Financial Corp.                                     21,091     510,613
   Westcorp                                                    4,563     268,761
   Whitney Holding Corp.                                       3,977     107,538
   Wilmington Trust Corp.                                      8,564     312,158
   Zions Bancorporation                                       10,740     764,795
                                                                       ---------
                                                                       6,950,349
                                                                       ---------
   COMMERCIAL SERVICES & SUPPLIES (2.5%)
   Adesa, Inc.                                                13,909     307,389
   Brink's Co. (The)                                           8,628     354,266
   Dun & Bradstreet Corp. (The)            (a)                12,583     828,842
   Equifax, Inc.                                              24,644     861,061
   Herman Miller, Inc.                                         4,771     144,561
   HNI Corp.                                                   8,858     533,429
   Pitney Bowes, Inc.                                          6,674     278,573
   Republic Services, Inc.                                    26,069     919,975
   Robert Half International, Inc.                             5,839     207,810
   R.R. Donnelley & Sons Co.                                  33,236   1,232,059
   Steelcase, Inc. Class A                                     2,189      31,653
   Stericycle, Inc.                        (a)                 1,506      86,068
   West Corp.                              (a)                   699      26,136
                                                                       ---------
                                                                       5,811,822
                                                                       ---------
   COMMUNICATIONS EQUIPMENT (0.3%)
   Scientific-Atlanta, Inc.                                   14,017     525,778
   Tellabs, Inc.                           (a)                15,612     164,238
                                                                       ---------
                                                                         690,016
                                                                       ---------
   COMPUTERS & PERIPHERALS (0.9%)

   NCR Corp.                                (a)               22,613     721,581
   QLogic Corp.                             (a)                5,326     182,149
   SanDisk Corp.                            (a)               12,466     601,484
   Western Digital Corp.                    (a)               40,429     522,747
                                                                       ---------
                                                                       2,027,961
                                                                       ---------
   CONSTRUCTION MATERIALS (1.3%)
   Florida Rock Industries, Inc.                               5,931     380,118
   Lafarge North America, Inc.                                 6,490     438,789
   Martin Marietta Materials, Inc.                             8,845     693,979
   Vulcan Materials Co.                     (b)               19,390   1,438,932
                                                                       ---------
                                                                       2,951,818
                                                                       ---------
   CONSUMER FINANCE (0.9%)
   AmeriCredit Corp.                        (a)               28,024     668,933
   Nelnet, Inc. Class A                     (a)(b)             2,095      79,631
   Providian Financial Corp.                (a)               55,905     988,400
   Student Loan Corp. (The)                                      760     180,029
   WFS Financial, Inc.                      (a)                  410      27,548
                                                                       ---------
                                                                       1,944,541
                                                                       ---------
   CONTAINERS & PACKAGING (0.6%)
   AptarGroup, Inc.                                            3,272     162,978
   Ball Corp.                                                  2,337      85,861
   Crown Holdings, Inc.                     (a)               31,555     502,987
   Owens-IIlinois, Inc.                     (a)               17,621     363,345
   Temple-Inland, Inc.                                         3,892     158,988
                                                                       ---------
                                                                       1,274,159
                                                                       ---------
   DISTRIBUTORS (0.1%)
   Genuine Parts Co.                                           5,948     255,169
                                                                       ---------
   DIVERSIFIED CONSUMER SERVICES (0.8%)
   Career Education Corp.                   (a)(b)            15,996     568,818
   H&R Block, Inc.                                            40,084     961,214
   Service Corp. International                                10,544      87,410
   Weight Watchers International, Inc.      (a)(b)             2,626     135,449
                                                                       ---------
                                                                       1,752,891
                                                                       ---------
   DIVERSIFIED FINANCIAL SERVICES (2.5%)
   Chicago Mercantile Exchange
   Holdings, Inc.                           (b)                4,510   1,521,223
   CIT Group, Inc.                          (b)               39,970   1,805,845
   Instinet Group, Inc.                                        7,828      38,905
&  Principal Financial Group, Inc.                            50,531   2,393,653
                                                                       ---------
                                                                       5,759,626
                                                                       ---------
   DIVERSIFIED TELECOMMUNICATION SERVICES
      (1.5%)
   CenturyTel, Inc.                         (b)               21,118     738,708
   Citizens Communications Co.                                 9,877     133,833
   MCI, Inc.                                (b)               53,432   1,355,570
   PanAmSat Holding Corp.                                      6,590     159,478
   Qwest Communications
   International, Inc.                      (a)               10,615      43,521

   Telewest Global, Inc.                       (a)            46,544   1,068,185
                                                                       ---------
                                                                       3,499,295
                                                                       ---------
   ELECTRIC UTILITIES (3.1%)
   Allegheny Energy, Inc.                      (a)(b)         25,315     777,677
&  American Electric Power Co., Inc.                          61,650   2,447,505
   DPL, Inc.                                                  15,313     425,701
&  Edison International                                       54,522   2,577,798
   Great Plains Energy, Inc.                                   2,598      77,706
   Northeast Utilities                                         4,414      88,059
   Pepco Holdings, Inc.                                        6,417     149,324
   PPL Corp.                                                   9,966     322,201
   Reliant Energy, Inc.                        (a)             4,650      71,796
   Westar Energy, Inc.                                         9,718     234,495
                                                                       ---------
                                                                       7,172,262
                                                                       ---------
   ELECTRICAL EQUIPMENT (0.0%)                 ++
   AMETEK, Inc.                                                2,367     101,710
                                                                       ---------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
   Agilent Technologies, Inc.                  (a)            12,950     424,112
   Amphenol Corp. Class A                                      5,112     206,218
   Arrow Electronics, Inc.                     (a)            18,945     594,115
   Avnet, Inc.                                 (a)            24,569     600,712
   Jabil Circuit, Inc.                         (a)             5,565     172,070
   Mettler-Toledo International, Inc.          (a)             1,490      75,960
                                                                       ---------
                                                                       2,073,187
                                                                       ---------
   ENERGY EQUIPMENT & SERVICES (2.1%)
   BJ Services Co.                                            20,312     731,029
   Cooper Cameron Corp.                        (a)             7,244     535,549
   Diamond Offshore Drilling, Inc.                             7,077     433,466
   ENSCO International, Inc.                                  14,071     655,568
   Grant Prideco, Inc.                         (a)            14,078     572,271
   Helmerich & Payne, Inc.                                     9,728     587,474
   Patterson-UTI Energy, Inc.                                 21,519     776,406
   Rowan Cos., Inc.                                            7,446     264,259
   Tidewater, Inc.                                             5,264     256,199
   Unit Corp.                                  (a)             1,564      86,458
                                                                       ---------
                                                                       4,898,679
                                                                       ---------
   FOOD & STAPLES RETAILING (2.6%)
   7-Eleven, Inc.                              (a)             4,976     177,195
   BJ's Wholesale Club, Inc.                   (a)(b)          9,395     261,181
   Kroger Co. (The)                            (a)            81,160   1,671,084
   Rite Aid Corp.                              (a)            50,925     197,589
   Safeway, Inc.                               (b)            71,984   1,842,790
   SUPERVALU, INC.                                            21,194     659,557
   Whole Foods Market, Inc.                                    8,289   1,114,456
                                                                       ---------
                                                                       5,923,852
                                                                       ---------
   FOOD PRODUCTS (0.6%)

   Archer-Daniels-Midland Co.                                 15,985     394,190
   Dean Foods Co.                            (a)              24,214     940,956
   Del Monte Foods Co.                       (a)               6,784      72,792
   Pilgrim's Pride Corp. Class B                               1,911      69,560
                                                                       ---------
                                                                       1,477,498
                                                                       ---------
   GAS UTILITIES (1.5%)
   Energen Corp.                                              11,368     491,780
   Equitable Resources, Inc.                                  18,971     741,007
   National Fuel Gas Co.                                       6,614     226,199
   ONEOK, Inc.                                                 2,962     100,767
   Questar Corp.                                              16,101   1,418,820
   UGI Corp.                                                  19,682     554,048
                                                                       ---------
                                                                       3,532,621
                                                                       ---------
   HEALTH CARE EQUIPMENT & SUPPLIES (1.4%)
   Bausch & Lomb, Inc.                                         5,687     458,827
   Dade Behring Holdings, Inc.                                 8,661     317,512
   Edwards Lifesciences Corp.                (a)               5,184     230,221
   Hospira, Inc.                             (a)              27,978   1,146,259
   IDEXX Laboratories, Inc.                  (a)               3,186     213,080
   Millipore Corp.                           (a)               5,135     322,940
   PerkinElmer, Inc.                                           2,259      46,016
   RESMED, Inc.                              (a)               1,216      96,854
   Respironics, Inc.                         (a)               7,372     310,951
                                                                       ---------
                                                                       3,142,660
                                                                       ---------
   HEALTH CARE PROVIDERS & SERVICES (8.3%)
   AMERIGROUP Corp.                          (a)               6,196     118,468
   AmerisourceBergen Corp.                                    19,784   1,529,303
   Cerner Corp.                              (a)(b)            2,056     178,728
&  CIGNA Corp.                                                21,051   2,481,071
   Community Health Systems, Inc.            (a)              16,924     656,820
   Coventry Health Care, Inc.                (a)               8,958     770,567
   DaVita, Inc.                              (a)               8,700     400,809
   Express Scripts, Inc.                     (a)(b)            4,116     256,015
   Health Net, Inc.                          (a)(b)           18,098     856,397
   Henry Schein, Inc.                        (a)               8,479     361,375
   Humana, Inc.                              (a)(b)           30,734   1,471,544
   IMS Health, Inc.                                            7,721     194,338
   Laboratory Corp. of America Holdings      (a)              25,559   1,244,979
   LifePoint Hospitals, Inc.                 (a)               3,458     151,218
   Lincare Holdings, Inc.                    (a)(b)           17,455     716,528
   Manor Care, Inc.                                           16,411     630,347
&  McKesson Corp.                                             55,979   2,656,204
   Omnicare, Inc.                                              3,570     200,741
   PacifiCare Health Systems, Inc.           (a)              10,542     841,041
   Patterson Cos., Inc.                      (a)               4,631     185,379
   Pharmaceutical Product Development, Inc.  (a)               5,869     337,526
   Quest Diagnostics, Inc.                                    11,265     569,333
   Renal Care Group, Inc.                    (a)               4,166     197,135
   Sierra Health Services, Inc.              (a)               2,147     147,864

   Tenet Healthcare Corp.                    (a)             59,460      667,736
   Triad Hospitals, Inc.                     (a)              9,793      443,329
   Universal Health Services, Inc. Class B   (b)              9,179      437,196
   WellChoice, Inc.                          (a)              6,070      460,713
                                                                      ----------
                                                                      19,162,704
                                                                      ----------
   HOTELS, RESTAURANTS & LEISURE (2.4%)
   Brinker International, Inc.               (a)(b)          16,837      632,398
   CBRL Group, Inc.                                           5,757      193,781
   Choice Hotels International, Inc.                          2,061      133,223
   Darden Restaurants, Inc.                                  29,748      903,447
   GTECH Holdings Corp.                                      14,583      467,531
   Hilton Hotels Corp.                                       49,251    1,099,282
   MGM Mirage                                (a)             18,821      823,795
   Panera Bread Co. Class A                  (a)(b)           2,482      127,029
   Penn National Gaming, Inc.                (a)              8,207      255,320
   Sonic Corp.                               (a)              3,494       95,561
   Station Casinos, Inc.                                      3,234      214,608
   Wendy's International, Inc.                               14,574      658,016
                                                                      ----------
                                                                       5,603,991
                                                                      ----------
   HOUSEHOLD DURABLES (2.3%)
   American Greetings Corp. Class A          (b)              5,920      162,208
   Black & Decker Corp. (The)                (b)              3,971      325,979
   Fortune Brands, Inc.                                       3,740      304,174
   Lennar Corp. Class A                                       3,880      231,869
   Meritage Homes Corp.                      (a)              1,554      119,130
   Newell Rubbermaid, Inc.                                   42,910      971,911
   NVR, Inc.                                 (a)(b)           1,022      904,419
   Standard Pacific Corp.                                    10,564      438,512
   Tempur-Pedic International, Inc.          (a)(b)           2,492       29,505
   Toll Brothers, Inc.                       (a)(b)          20,136      899,475
   Whirlpool Corp.                                           11,595      878,553
                                                                      ----------
                                                                       5,265,735
                                                                      ----------
   HOUSEHOLD PRODUCTS (0.8%)
   Church & Dwight Co., Inc.                 (b)              1,840       67,970
   Clorox Co. (The)                                          18,668    1,036,821
   Energizer Holdings, Inc.                  (a)             13,573      769,589
                                                                      ----------
                                                                       1,874,380
                                                                      ----------
   INDEPENDENT POWER PRODUCERS & ENERGY
      TRADERS (2.1%)
   AES Corp. (The)                           (a)            124,014    2,037,550
   Constellation Energy Group, Inc.                          33,702    2,076,043
   NRG Energy, Inc.                          (a)(b)          14,002      596,485
                                                                      ----------
                                                                       4,710,078
                                                                      ----------
   INDUSTRIAL CONGLOMERATES (0.6%)
   Teleflex, Inc.                                             2,520      177,660
   Textron, Inc.                                             17,741    1,272,385
                                                                      ----------
                                                                       1,450,045
                                                                      ----------

   INSURANCE (5.6%)
   Allmerica Financial Corp.                      (a)         8,328      342,614
   American Financial Group, Inc.                             1,598       54,220
   AmerUs Group Co.                                           7,429      426,202
   AON Corp.                                                 51,119    1,639,898
   Assurant, Inc.                                            22,219      845,655
   CNA Financial Corp.                            (a)         3,040       90,805
   Conseco, Inc.                                  (a)        26,064      550,211
   Fidelity National Financial, Inc.                         11,123      495,196
   Genworth Financial, Inc. Class A                          19,756      636,933
   HCC Insurance Holdings, Inc.                   (b)        16,322      465,667
   Jefferson-Pilot Corp.                          (b)         7,890      403,731
   Lincoln National Corp.                                    19,376    1,007,940
   Markel Corp.                                   (a)(b)      1,140      376,770
   Mercury General Corp.                                        761       45,652
   Nationwide Financial Services, Inc. Class A               10,837      434,022
   Old Republic International Corp.                          23,039      614,450
   Philadelphia Consolidated Holding Corp.        (a)         3,163      268,539
   Protective Life Corp.                                     13,213      544,111
   Reinsurance Group of America, Inc.             (b)           856       38,263
   SAFECO Corp.                                              19,870    1,060,661
   StanCorp Financial Group, Inc.                             2,419      203,680
   Torchmark Corp.                                            7,207      380,746
   Transatlantic Holdings, Inc.                               2,322      132,354
   UnumProvident Corp.                                       47,889      981,724
   W.R. Berkley Corp.                                        20,509      809,695
                                                                      ----------
                                                                      12,849,739
                                                                      ----------
   INTERNET SOFTWARE & SERVICES (0.1%)
   VeriSign, Inc.                                 (a)         7,668      163,865
                                                                      ----------
   IT SERVICES (1.3%)
   BISYS Group (The), Inc.                        (a)         7,016       94,225
   Ceridian Corp.                                 (a)        10,301      213,746
   Certegy, Inc.                                              1,642       65,713
   Cognizant Technology Solutions Corp. Class A   (a)         7,848      365,638
   Computer Sciences Corp.                        (a)         3,676      173,912
   Convergys Corp.                                (a)         4,839       69,536
   DST Systems, Inc.                              (a)         2,516      137,952
   Fiserv, Inc.                                   (a)        30,788    1,412,246
   Global Payments, Inc.                                      3,024      235,025
   Iron Mountain, Inc.                            (a)         3,727      136,781
                                                                      ----------
                                                                       2,904,774
                                                                      ----------
   LEISURE EQUIPMENT & PRODUCTS (0.3%)
   Marvel Entertainment, Inc.                     (a)(b)     11,294      201,824
   Mattel, Inc.                                              23,878      398,285
   Polaris Industries, Inc.                                   2,403      119,069
   SCP Pool Corp.                                             1,519       53,059
                                                                      ----------
                                                                         772,237
                                                                      ----------
   MACHINERY (1.1%)

   Harsco Corp.                                                6,244     409,419
   ITT Industries, Inc.                                          355      40,328
   Joy Global, Inc.                                           14,368     725,009
   Oshkosh Truck Corp.                                         4,208     181,617
   PACCAR, Inc.                                                4,625     313,991
   Parker Hannifin Corp.                                       3,487     224,249
   SPX Corp.                                                   6,921     318,020
   Timken Co. (The)                                            2,732      80,949
   Toro Co. (The)                                              6,744     247,909
                                                                       ---------
                                                                       2,541,491
                                                                       ---------
   MARINE (0.1%)
   Alexander & Baldwin, Inc.                                   5,765     306,929
                                                                       ---------
   MEDIA (2.2%)
   Cablevision Systems Corp.
      New York Group Class A                      (a)         37,935   1,163,466
   Dex Media, Inc.                                            28,574     794,071
   EchoStar Communications Corp. Class A                      27,839     823,199
   Hearst-Argyle Television, Inc.                              1,001      25,716
   John Wiley & Sons, Inc. Class A                             8,828     368,481
   Liberty Global, Inc. Class A                   (a)         28,163     762,654
   Liberty Global, Inc. Class C                   (a)(b)      13,370     344,278
   NTl, Inc.                                      (a)          7,943     530,592
   Regal Entertainment Group Class A              (b)          2,391      47,916
   Sirius Satellite Radio, Inc.                   (a)(b)      38,392     251,468
                                                                       ---------
                                                                       5,111,841
                                                                       ---------
   METALS & MINING (1.9%)
   Freeport-McMoRan Copper & Gold, Inc. Class B               23,694   1,151,291
   Nucor Corp.                                                 9,292     548,135
&  Phelps Dodge Corp.                                         18,236   2,369,403
   United States Steel Corp.                      (b)          6,622     280,442
                                                                       ---------
                                                                       4,349,271
                                                                       ---------
   MULTILINE RETAIL (2.4%)
   Federated Department Stores, Inc.                          29,831   1,994,799
   J.C. Penney Co., Inc. (Holding Co.)                        33,869   1,606,068
   Neiman-Marcus Group (The) Class A                           2,309     230,785
   Nordstrom, Inc.                                (b)         35,347   1,213,109
   Saks, Inc.                                     (a)(b)      19,025     351,962
                                                                       ---------
                                                                       5,396,723
                                                                       ---------
   MULTI-UTILITIES (4.5%)
   Centerpoint Energy, Inc.                       (b)         32,570     484,316
   CMS Energy Corp.                               (a)(b)      40,418     664,876
   DTE Energy Co.                                              6,063     278,049
   Energy East Corp.                                          11,019     277,569
   MDU Resources Group, Inc.                                  22,506     802,339
   NiSource, Inc.                                              7,878     191,041
&  PG&E Corp.                                                 60,552   2,376,666
   PNM Resources, Inc.                                         1,869      53,584
&  Public Service Enterprise Group, Inc.          (b)         37,965   2,443,427

   SCANA Corp.                                               17,679      746,761
   Sempra Energy                                              3,072      144,568
   Vectren Corp.                                              5,985      169,675
   Wisconsin Energy Corp.                                    22,211      886,663
   Xcel Energy, Inc.                                         42,970      842,642
                                                                      ----------
                                                                      10,362,176
                                                                      ----------
   OIL, GAS & CONSUMABLE FUELS (9.2%)
   Amerada Hess Corp.                              (b)       10,299    1,416,112
   Chesapeake Energy Corp.                         (b)        6,396      244,647
   Consol Energy, Inc.                                       14,228    1,085,170
   Denbury Resources, Inc.                         (a)       10,768      543,138
   El Paso Corp.                                             72,803    1,011,962
&  EOG Resources, Inc.                                       37,864    2,836,014
   Forest Oil Corp.                                (a)        6,401      333,492
   Kerr-McGee Corp.                                          21,862    2,123,019
   Massey Energy Co.                                         10,175      519,637
   Murphy Oil Corp.                                           5,626      280,569
   Newfield Exploration Co.                        (a)       12,362      606,974
   Overseas Shipholding Group, Inc.                             863       50,339
   Peabody Energy Corp.                            (b)       20,722    1,747,901
   Pioneer Natural Resources Co.                              9,810      538,765
   Plains Exploration & Production Co.             (a)       12,745      545,741
   Pogo Producing Co.                                         9,815      578,496
   Southwestern Energy Co.                         (a)       11,366      834,264
   Sunoco, Inc.                                              26,133    2,043,601
   Tesoro Corp.                                              12,916      868,472
   Vintage Petroleum, Inc.                                    8,684      396,511
&  Williams Cos., Inc.                                      102,240    2,561,112
                                                                      ----------
                                                                      21,165,936
                                                                      ----------
   PAPER & FOREST PRODUCTS (0.3%)
   Georgia-Pacific Corp.                                     13,919      474,081
   Louisiana-Pacific Corp.                                    3,775      104,530
   MeadWestvaco Corp.                                         5,950      164,339
                                                                      ----------
                                                                         742,950
                                                                      ----------
   PHARMACEUTICALS (0.5%)
   Allergan, Inc.                                             4,212      385,903
   Endo Pharmaceuticals Holdings, Inc.             (a)        1,772       47,259
   Forest Laboratories, Inc.                       (a)        2,668      103,972
   IVAX Corp.                                      (a)        4,448      117,249
   King Pharmaceuticals, Inc.                      (a)       16,630      255,769
   Kos Pharmaceuticals, Inc.                       (a)        1,703      113,982
   Watson Pharmaceuticals, Inc.                    (a)        3,544      129,746
                                                                      ----------
                                                                       1,153,880
                                                                      ----------
   REAL ESTATE (3.3%)
   Apartment Investment & Management Co. Class A   (b)       18,095      701,724
   Archstone-Smith Trust                                      3,646      145,366
   CarrAmerica Realty Corp.                                   1,875       67,406
   CB Richard Ellis Group, Inc. Class A            (a)        9,503      467,548

   CBL & Associates Properties, Inc.                 (b)       7,135     292,464
   Crescent Real Estate Equities Co.                           2,649      54,331
   Equity Office Properties Trust                             47,035   1,538,515
   Equity Residential                                         15,244     576,985
   Federal Realty Investment Trust                             3,616     220,323
   Forest City Enterprises, Inc. Class A                      12,508     476,555
   Health Care Property Investors, Inc.                        1,693      45,694
   New Plan Excel Realty Trust                                 3,509      80,532
   ProLogis                                                   11,450     507,350
   Public Storage, Inc.                              (b)      10,478     702,026
   Rayonier, Inc.                                              9,543     549,868
   Shurgard Storage Centers, Inc. Class A                      3,207     179,175
   St. Joe Co. (The)                                           4,399     274,718
   Trizec Properties, Inc.                                    17,484     403,181
   Vornado Realty Trust                              (b)       4,360     377,663
                                                                       ---------
                                                                       7,661,424
                                                                       ---------
   ROAD & RAIL (2.0%)
   CNF, Inc.                                         (b)       8,167     428,767
   CSX Corp.                                                  33,739   1,568,189
   JB Hunt Transport Services, Inc.                            6,521     123,964
   Laidlaw International, Inc.                                19,040     460,197
   Norfolk Southern Corp.                                     41,955   1,701,695
   Swift Transportation Co., Inc.                    (a)       5,006      88,606
   Yellow Roadway Corp.                              (a)       2,980     123,432
                                                                       ---------
                                                                       4,494,850
                                                                       ---------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.3%)
   Broadcom Corp. Class A                            (a)       8,684     407,366
   Freescale Semiconductor, Inc. Class B             (a)      62,611   1,476,367
   Lam Research Corp.                                (a)(b)   24,187     736,978
   LSI Logic Corp.                                   (a)      73,615     725,108
   MEMC Electronic Materials, Inc.                   (a)      26,253     598,306
   Microchip Technology, Inc.                                 13,130     395,476
   Micron Technology, Inc.                           (a)      40,087     533,157
   National Semiconductor Corp.                               66,284   1,743,269
   NVIDIA Corp.                                      (a)(b)   27,335     937,044
                                                                       ---------
                                                                       7,553,071
                                                                       ---------
   SOFTWARE (3.9%)
   Activision, Inc.                                  (a)      16,484     337,098
   Autodesk, Inc.                                             42,137   1,956,842
   BEA Systems, Inc.                                 (a)(b)   10,314      92,620
   BMC Software, Inc.                                (a)      25,217     532,079
   Cadence Design Systems, Inc.                      (a)(b)   44,447     718,264
   Citrix Systems, Inc.                              (a)      14,164     356,083
   Compuware Corp.                                   (a)      73,560     698,820
   Fair Isaac Corp.                                           12,807     573,754
   Intuit, Inc.                                      (a)      21,730     973,721
   Macromedia, Inc.                                  (a)       2,185      88,864
   McAfee, Inc.                                      (a)      30,910     971,192
   Mercury Interactive Corp.                         (a)       7,534     298,346

   Novell, Inc.                              (a)              12,904      96,135
   Red Hat, Inc.                             (a)(b)           12,047     255,276
   Reynolds & Reynolds Co. (The) Class A                       3,759     103,034
   Siebel Systems, Inc.                                        5,676      58,633
   Sybase, Inc.                              (a)              13,992     327,693
   Synopsys, Inc.                            (a)              23,353     441,372
                                                                       ---------
                                                                       8,879,826
                                                                       ---------
   SPECIALTY RETAIL (4.1%)
   Abercrombie & Fitch Co. Class A                            16,380     816,543
   Advance Auto Parts, Inc.                  (a)              19,139     740,297
   American Eagle Outfitters, Inc.                             3,450      81,178
   AutoZone, Inc.                            (a)               9,081     755,993
   Barnes & Noble, Inc.                                        9,767     368,216
   bebe stores, inc.                                             663      11,602
   Bed Bath & Beyond, Inc.                   (a)               8,898     357,522
   Borders Group, Inc.                                         8,825     195,650
   Chico's FAS, Inc.                         (a)              11,352     417,754
   Circuit City Stores, Inc.                                  35,735     613,213
   CKX, Inc.                                 (a)                 488       6,134
   Limited Brands, Inc.                                       17,762     362,878
   Men's Wearhouse, Inc. (The)               (a)               9,153     244,385
   Michaels Stores, Inc.                                      21,280     703,517
   Office Depot, Inc.                        (a)              46,292   1,374,872
   O'Reilly Automotive, Inc.                 (a)              14,986     422,305
   Ross Stores, Inc.                                          12,851     304,569
   Tiffany & Co.                                               4,916     195,509
   TJX Cos., Inc. (The)                      (b)              55,752   1,141,801
   Williams-Sonoma, Inc.                     (a)               7,946     304,729
                                                                       ---------
                                                                       9,418,667
                                                                       ---------
   TEXTILES, APPAREL & LUXURY GOODS (0.1%)
   Polo Ralph Lauren Corp.                                       249      12,525
   Reebok International Ltd.                                   1,074      60,756
   Timberland Co. Class A                    (a)               1,825      61,649
   VF Corp.                                                    2,968     172,055
                                                                       ---------
                                                                         306,985
                                                                       ---------
   THRIFTS & MORTGAGE FINANCE (0.3%)
   MGIC Investment Corp.                     (b)               3,218     206,596
   Radian Group, Inc.                                          8,861     470,519
                                                                       ---------
                                                                         677,115
                                                                       ---------
   TOBACCO (0.6%)
   Loews Corp.- Carolina Group                                10,543     417,819
   UST, Inc.                                 (b)              20,014     837,786
                                                                       ---------
                                                                       1,255,605
                                                                       ---------
   TRADING COMPANIES & DISTRIBUTORS (0.0%)   ++
   MSC Industrial Direct Co. Class A                           1,588      52,675
                                                                       ---------
   WATER UTILITIES (0.1%)

   Aqua America, Inc.                                        6,043       229,756
                                                                     -----------
   WIRELESS TELECOMMUNICATION SERVICES (1.1%)
   Alamosa Holdings, Inc.                       (a)          3,856        65,976
   American Tower Corp. Class A                 (a)         13,564       338,422
   Crown Castle International Corp.             (a)         41,587     1,024,288
   Nextel Partners, Inc. Class A                (a)(b)      28,944       726,494
   NII Holdings, Inc. Class B                   (a)(b)       3,666       309,594
   United States Cellular Corp.                 (a)          2,975       158,925
                                                                     -----------
                                                                       2,623,699
                                                                     -----------
   Total Common Stocks
      (Cost $191,182,444)                                            225,864,609
                                                                     -----------
   INVESTMENT COMPANIES (1.0%)

   CAPITAL MARKETS (1.0%)
   S&P 500 Index-SPDR Trust, Series 1           (b)(c)       6,291       773,038
   S&P MidCap 400 Index-MidCap SPDR Trust,
      Series 1                                  (c)         12,236     1,601,448
                                                                     -----------
                                                                       2,374,486
                                                                     -----------
   Total Investment Companies
      (Cost $2,321,675)                                                2,374,486
                                                                     -----------

                                                           PRINCIPAL
                                                            AMOUNT
                                                          ----------
   SHORT-TERM INVESTMENTS (14.1%)

   CERTIFICATES OF DEPOSIT (0.6%)
   Skandinaviska Enskilda Banken AB
   3.96%, due 2/22/06                 (d)(e)              $1,490,591   1,490,591
                                                                       ---------
   Total Certificates of Deposit
      (Cost $1,490,591)                                                1,490,591
                                                                       ---------
   COMMERCIAL PAPER (2.9%)
   Clipper Receivables Corp.
   3.76%, due 10/6/05                 (d)                  1,061,602   1,061,602
   Compass Securitization LLC
   3.79%, due 10/24/05                (d)                  1,058,447   1,058,447
   Jupiter Securitization Corp.
   3.72%, due 10/12/05                (d)                    638,824     638,824
   Lexington Parker Capital Corp.
   3.80%, due 10/3/05                 (d)                  1,063,359   1,063,359
   Liberty Street Funding Co.
   3.75%, due 10/31/05                (d)                    851,766     851,766
   Ranger Funding Co. LLC
   3.76%, due 10/24/05                (d)                    844,446     844,446
   Sheffiled Receivables Corp.
   3.79%, due 10/12/05                (d)                  1,064,707   1,064,707
                                                                       ---------
   Total Commercial Paper
      (Cost $6,583,151)                                                6,583,151
                                                                       ---------

                                                                SHARES
                                                                ------
   INVESTMENT COMPANY (0.0%)              ++
   BGI Institutional Money Market Fund   (d)                     12,431   12,431
                                                                          ------
   Total Investment Company
      (Cost $12,431)                                                      12,431
                                                                          ------

                                                     PRINCIPAL
                                                      AMOUNT
                                                    ----------
   TIME DEPOSITS (10.6%)
   Barclays
   3.70%, due 10/14/05                (d)           $1,277,649      1,277,649
   BNP Paribas
   3.95%, due 10/3/05                 (d)            3,832,947      3,832,947
   Calyon
   3.75%, due 10/27/05                (d)            2,129,415      2,129,415
   Credit Suisse First Boston Corp.
   3.74%, due 11/1/05                 (d)            1,490,591      1,490,591
   First Tennessee National Corp.
   3.70%, due 10/13/05                (d)            1,490,591      1,490,591
   Fortis Bank
   3.75%, due 10/18/05                (d)            3,194,123      3,194,123
   HBOS Halifax Bank of Scotland
   3.75%, due 11/1/05                 (d)            1,490,591      1,490,591
   Lloyds TSB Bank
   3.76%, due 10/28/05                (d)            1,064,708      1,064,708
   Marshall & Ilsley Bank
   3.97%, due 12/29/05                (d)            1,703,532      1,703,532
   Regions Bank
   3.76%, due 10/21/05                (d)            1,490,591      1,490,591
   Societe Generale
   3.77%, due 11/1/05                 (d)            3,620,006      3,620,006
   Wells Fargo & Co.
   3.77%, due 10/20/05                (d)            1,490,591      1,490,591
                                                                 ------------
   Total Time Deposits
      (Cost $24,275,335)                                           24,275,335
                                                                 ------------
   Total Short-Term Investments
      (Cost $32,361,508)                                           32,361,508
                                                                 ------------
   Total Investments
      (Cost $225,865,627)             (f)                113.3%   260,600,603(g)
   Liabilities in Excess of
      Cash and Other Assets                              (13.3)   (30,553,247)
                                                    ----------   ------------
   Net Assets                                            100.0%  $230,047,356
                                                    ==========   ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at September 30, 2005.

(f)  The cost for federal income tax purposes is $226,162,522.

(g) At September 30, 2005 net unrealized appreciation was $34,438,081, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $36,452,879 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,014,798.

MAINSTAY VP MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2005 unaudited

                                                             SHARES      VALUE
                                                            -------   ----------
   COMMON STOCKS (98.6%)                       +

   AEROSPACE & DEFENSE (3.0%)
&  Alliant Techsystems, Inc.                   (a)           66,800   $4,986,620
   L-3 Communications Holdings, Inc.                         41,600    3,289,312
                                                                      ----------
                                                                       8,275,932
                                                                      ----------
   AUTOMOBILES (0.7%)
   Winnebago Industries, Inc.                  (b)           67,400    1,952,578
                                                                      ----------
   BIOTECHNOLOGY (2.1%)
   Invitrogen Corp.                            (a)           39,000    2,933,970
   MannKind Corp.                              (a)(b)       202,500    2,772,225
                                                                      ----------
                                                                       5,706,195
                                                                      ----------
   BUILDING PRODUCTS (1.7%)
   Simpson Manufacturing Co., Inc.                          121,100    4,739,854
                                                                      ----------
   CAPITAL MARKETS (1.4%)
   Affiliated Managers Group, Inc.             (a)(b)        53,150    3,849,123
                                                                      ----------
   CHEMICALS (1.4%)
   Scotts Miracle-Gro Co. (The) Class A                      45,200    3,974,436
                                                                      ----------
   COMMERCIAL BANKS (1.8%)
   UCBH Holdings, Inc.                                       99,700    1,826,504
   Westcorp                                                  54,900    3,233,610
                                                                      ----------
                                                                       5,060,114
                                                                      ----------
   COMMUNICATIONS EQUIPMENT (0.2%)
   Avocent Corp.                               (a)           13,600      430,304
                                                                      ----------
   COMPUTERS & PERIPHERALS (0.7%)
   QLogic Corp.                                (a)           56,500    1,932,300
                                                                      ----------
   CONSTRUCTION & ENGINEERING (1.3%)
   Fluor Corp.                                 (b)           53,300    3,431,454
                                                                      ----------
   CONSTRUCTION MATERIALS (1.9%)
&  Eagle Materials, Inc.                       (b)           40,689    4,938,424
   Eagle Materials, Inc. Class B                              2,381      275,482
                                                                      ----------
                                                                       5,213,906
                                                                      ----------
   CONSUMER FINANCE (1.8%)
   Capital One Financial Corp.                 (b)           34,500    2,743,440
   Providian Financial Corp.                   (a)          125,100    2,211,768
                                                                      ----------
                                                                       4,955,208
                                                                      ----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
   Amphenol Corp. Class A                                    22,600      911,684
   CDW Corp.                                                 19,700    1,160,724
                                                                      ----------
                                                                       2,072,408
                                                                      ----------

   ENERGY EQUIPMENT & SERVICES (5.1%)
   Atwood Oceanics, Inc.                       (a)           52,800    4,446,288
   ENSCO International, Inc.                                 85,100    3,964,809
&  National-Oilwell Varco, Inc.                (a)           83,100    5,467,980
                                                                      ----------
                                                                      13,879,077
                                                                      ----------
   HEALTH CARE EQUIPMENT & SUPPLIES (5.2%)
   Cooper Cos., Inc. (The)                     (b)           43,900    3,363,179
   Cytyc Corp.                                 (a)          111,600    2,996,460
   Fisher Scientific International, Inc.       (a)           31,800    1,973,190
   Hospira, Inc.                               (a)           67,000    2,744,990
   Varian Medical Systems, Inc.                (a)           77,700    3,069,927
                                                                      ----------
                                                                      14,147,746
                                                                      ----------
   HEALTH CARE PROVIDERS & SERVICES (15.9%)
   Caremark Rx, Inc.                           (a)(b)        53,100    2,651,283
&  Coventry Health Care, Inc.                  (a)           73,700    6,339,674
   Health Management Associates, Inc. Class A  (b)          109,300    2,565,271
   Health Net, Inc.                            (a)(b)        80,000    3,785,600
   Henry Schein, Inc.                          (a)           63,800    2,719,156
   Omnicare, Inc.                                            83,800    4,712,074
&  PacifiCare Health Systems, Inc.             (a)           75,600    6,031,368
   Pharmaceutical Product Development, Inc.    (a)           59,900    3,444,849
   Quest Diagnostics, Inc.                                   52,200    2,638,188
   Sierra Health Services, Inc.                (a)           56,800    3,911,816
   WellChoice, Inc.                            (a)           59,600    4,523,640
                                                                      ----------
                                                                      43,322,919
                                                                      ----------
   HOTELS, RESTAURANTS & LEISURE (3.6%)
   Boyd Gaming Corp.                                         78,400    3,380,608
   Las Vegas Sands Corp.                       (a)(b)        77,000    2,534,070
   Penn National Gaming, Inc.                  (a)          122,500    3,810,975
                                                                      ----------
                                                                       9,725,653
                                                                      ----------
   HOUSEHOLD DURABLES (14.3%)
   Centex Corp.                                              54,300    3,506,694
&  D.R. Horton, Inc.                                        144,300    5,226,546
   Garmin Ltd.                                 (b)           57,800    3,920,574
   Harman International Industries, Inc.                     35,200    3,599,904
   Hovnanian Enterprises, Inc. Class A         (a)           61,100    3,128,320
   KB HOME                                     (b)           61,400    4,494,480
   Lennar Corp. Class A                                      50,500    3,017,880
   MDC Holdings, Inc.                                        42,338    3,340,045
   Mohawk Industries, Inc.                     (a)           33,200    2,664,300
   Ryland Group, Inc.                                        49,700    3,400,474
   Stanley Works (The)                                       61,400    2,866,152
                                                                      ----------
                                                                      39,165,369
                                                                      ----------
   INSURANCE (1.1%)
   LandAmerica Financial Group, Inc.           (b)           46,600    3,012,690
                                                                      ----------
   INTERNET SOFTWARE & SERVICES (0.7%)
   VeriSign, Inc.                              (a)(b)        89,400    1,910,478
                                                                      ----------
   IT SERVICES (0.4%)
   Affiliated Computer Services, Inc. Class A  (a)           20,200    1,102,920
                                                                      ----------
   MACHINERY (3.7%)
   Oshkosh Truck Corp.                                       78,800    3,401,008
   Terex Corp.                                 (a)(b)        66,800    3,301,924

   Toro Co. (The)                                           89,200     3,278,992
                                                                     -----------
                                                                       9,981,924
                                                                     -----------
   METALS & MINING (1.7%)
   Commercial Metals Co.                                   112,300     3,789,002
   Steel Dynamics, Inc.                       (b)           24,300       825,228
                                                                     -----------
                                                                       4,614,230
                                                                     -----------
   OIL, GAS & CONSUMABLE FUELS (12.9%)
&  Arch Coal, Inc.                            (b)           91,500     6,176,250
   Bois d'Arc Energy, Inc.                    (a)(b)       131,500     2,263,115
   Holly Corp.                                              35,600     2,277,688
   Massey Energy Co.                          (b)           95,000     4,851,650
&  Newfield Exploration Co.                   (a)          101,000     4,959,100
&  Peabody Energy Corp.                       (b)          102,400     8,637,441
&  Tesoro Corp.                                             88,000     5,917,120
                                                                     -----------
                                                                      35,082,364
                                                                     -----------
   PHARMACEUTICALS (1.2%)
   Endo Pharmaceuticals Holdings, Inc.        (a)          124,500     3,320,415
                                                                     -----------
   REAL ESTATE (1.4%)
   St. Joe Co. (The)                                        59,800     3,734,510
                                                                     -----------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
   (0.3%)
   Altera Corp.                               (a)           44,100       842,751
                                                                     -----------
   SOFTWARE (3.8%)
   Activision, Inc.                           (a)          148,200     3,030,690
   Amdocs Ltd.                                (a)           27,500       762,575
   Autodesk, Inc.                                           86,600     4,021,703
   FactSet Research Systems, Inc.                           72,800     2,565,472
                                                                     -----------
                                                                      10,380,440
                                                                     -----------
   SPECIALTY RETAIL (5.1%)
   American Eagle Outfitters, Inc.                         144,600     3,402,438
   Chico's FAS, Inc.                          (a)          126,800     4,666,239
   Michaels Stores, Inc.                                    88,500     2,925,810
   Sherwin-Williams Co. (The)                               64,600     2,846,922
                                                                     -----------
                                                                      13,841,409
                                                                     -----------
   TEXTILES, APPAREL & LUXURY GOODS (1.4%)
   Coach, Inc.                                (a)          123,600     3,876,096
                                                                     -----------
   THRIFTS & MORTGAGE FINANCE (2.0%)
   Fremont General Corp.                      (b)           82,200     1,794,426
   IndyMac Bancorp, Inc.                                    92,900     3,676,982
                                                                     -----------
                                                                       5,471,408
                                                                     -----------
   Total Common Stocks
      (Cost $190,556,421)                                            269,006,211
                                                                     -----------

                                                         PRINCIPAL
                                                           AMOUNT
                                                        ----------
   SHORT-TERM INVESTMENTS (19.0%)

   CERTIFICATES OF DEPOSIT (0.8%)
   Skandinaviska Enskilda Banken AB   (c)(d)
   3.96%, due 2/22/06                                   $2,265,549     2,265,549
                                                                      ----------

   Total Certificates of Deposit
      (Cost $2,265,549)                                                2,265,549
                                                                      ----------
   COMMERCIAL PAPER (4.7%)
   Clipper Receivables Corp.        (c)
   3.76%, due 10/6/05                                     1,613,530    1,613,530
   Compass Securitization LLC       (c)
   3.79%, due 10/24/05                                    1,608,734    1,608,734
   Jupiter Securitization Corp.     (c)
   3.72%, due 10/12/05                                      970,950      970,950
   Lexington Parker Capital Corp.   (c)
   3.80%, due 10/3/05                                     1,616,200    1,616,200
   Liberty Street Funding Co.       (c)
   3.75%, due 10/31/05                                    1,294,600    1,294,600
   Ranger Funding Co. LLC           (c)
   3.76%, due 10/24/05                                    1,283,474    1,283,474
   Sheffiled Receivables Corp.      (c)
   3.79%, due 10/12/05                                    1,618,249    1,618,249
   UBS Finance Delaware LLC
   3.86%, due 10/3/05                                     2,695,000    2,694,422
                                                                      ----------
   Total Commercial Paper
      (Cost $12,700,159)                                              12,700,159
                                                                      ----------

                                                                 SHARES
                                                                 ------
   INVESTMENT COMPANY (0.0%)             ++
   BGI Institutional Money Market Fund   (c)                     18,895   18,895
                                                                          ------
   Total Investment Company
      (Cost $18,895)                                                      18,895
                                                                          ------

                                                          PRINCIPAL
                                                           AMOUNT
                                                         ----------
   TIME DEPOSITS (13.5%)
   Barclays                                 (c)
   3.70%, due 10/14/05                                   $1,941,899    1,941,899
   BNP Paribas                              (c)
   3.95%, due 10/3/05                                     5,825,699    5,825,699
   Calyon                                   (c)
   3.75%, due 10/27/05                                    3,236,499    3,236,499
   Credit Suisse First Boston Corporation   (c)
   3.74%, due 11/1/05                                     2,265,549    2,265,549
   First Tennessee National Corporation     (c)
   3.70%, due 10/13/05                                    2,265,549    2,265,549
   Fortis Bank                              (c)
   3.75%, due 10/18/05                                    4,854,749    4,854,749
   HBOS Halifax Bank of Scotland            (c)
   3.75%, due 11/1/05                                     2,265,549    2,265,549
   Lloyds TSB Bank                          (c)
   3.76%, due 10/28/05                                    1,618,249    1,618,249
   Marshall & Ilsley Bank                   (c)
   3.97%, due 12/29/05                                    2,589,199    2,589,199
   Regions Bank                             (c)
   3.76%, due 10/21/05                                    2,265,549    2,265,549
   Societe Generale                         (c)
   3.77%, due 11/1/05                                     5,502,048    5,502,048
   Wells Fargo & Co.                        (c)
   3.77%, due 10/20/05                                    2,265,549    2,265,549
                                                                      ----------
   Total Time Deposits
      (Cost $36,896,087)                                              36,896,087
                                                                      ----------

   Total Short-Term Investments
      (Cost $51,880,690)                                          51,880,690
                                                                 ------------
   Total Investments
      (Cost $242,437,111)         (e)                    117.6%   320,886,901(f)
   Liabilities in Excess of
      Cash and Other Assets                              (17.6)   (48,048,853)
                                                         -----   ------------
   Net Assets                                            100.0%  $272,838,048
                                                         =====   ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at September 30, 2005.

(e)  The cost for federal income tax purposes is $242,874,319.

(f) At September 30, 2005 net unrealized appreciation was $78,012,582, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $81,373,026 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,360,444.

MAINSTAY VP MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2005 unaudited

                                                           SHARES       VALUE
                                                         ---------   -----------
   COMMON STOCKS (90.7%)                       +

   AEROSPACE & DEFENSE (1.5%)
   Raytheon Co.                                            167,100   $ 6,353,142
                                                                     -----------
   AUTO COMPONENTS (1.4%)
   TRW Automotive Holdings Corp.               (a)         193,900     5,689,026
                                                                     -----------
   CHEMICALS (4.1%)
   Arch Chemicals, Inc.                                    177,600     4,129,200
   Chemtura Corp.                                          698,900     8,680,338
   Olin Corp.                                              229,275     4,353,932
                                                                     -----------
                                                                      17,163,470
                                                                     -----------
   COMMERCIAL BANKS (3.1%)
   Compass Bancshares, Inc.                                156,970     7,193,935
   Hibernia Corp. Class A                                   57,497     1,727,210
   Marshall & Ilsley Corp.                                  96,273     4,188,838
                                                                     -----------
                                                                      13,109,983
                                                                     -----------
   COMMERCIAL SERVICES & SUPPLIES (2.2%)
   Pitney Bowes, Inc.                                      217,800     9,090,972
                                                                     -----------
   COMMUNICATIONS EQUIPMENT (1.8%)
   Lucent Technologies, Inc.                   (a)       2,323,800     7,552,350
                                                                     -----------
   CONSUMER FINANCE (1.1%)
   MBNA Corp.                                              179,400     4,420,416
                                                                     -----------
   CONTAINERS & PACKAGING (7.8%)
&  Owens-Illinois, Inc.                        (a)         727,700    15,005,174
&  Smurfit-Stone Container Corp.               (a)       1,277,400    13,233,864
   Temple-Inland, Inc.                                     106,800     4,362,780
                                                                     -----------
                                                                      32,601,818
                                                                     -----------
   ELECTRIC UTILITIES (2.0%)
   PPL Corp.                                               261,600     8,457,528
                                                                     -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (2.0%)
   Molex, Inc. Class A                         (b)         317,500     8,162,925
                                                                     -----------
   ENERGY EQUIPMENT & SERVICES (22.9%)
   Diamond Offshore Drilling, Inc.             (b)          69,800     4,275,250
&  ENSCO International, Inc.                               435,100    20,271,309
&  GlobalSantaFe Corp.                                     431,100    19,666,782
   Pride International, Inc.                   (a)         416,500    11,874,415
&  Rowan Cos., Inc.                                        564,200    20,023,458
&  Transocean, Inc.                            (a)         323,000    19,803,130
                                                                     -----------
                                                                      95,914,344
                                                                     -----------
   FOOD & STAPLES RETAILING (3.0%)

&  Kroger Co. (The)                          (a)            611,100   12,582,549
                                                                      ----------
   FOOD PRODUCTS (2.9%)
&  Cadbury Schweppes PLC ADR                 (c)            299,300   12,190,489
                                                                      ----------
   HEALTH CARE PROVIDERS & SERVICES (1.0%)
   Apria Healthcare Group, Inc.              (a)             85,800    2,737,878
   Universal Health Services, Inc. Class B   (b)             31,100    1,481,293
                                                                      ----------
                                                                       4,219,171
                                                                      ----------
   INDEPENDENT POWER PRODUCERS & ENERGY
      TRADERS (0.8%)
   Constellation Energy Group, Inc.                          53,500    3,295,600
                                                                      ----------
   INSURANCE (2.9%)
   Hartford Financial Services Group, Inc.
      (The)                                  (b)             99,400    7,670,698
   St. Paul Travelers Cos., Inc. (The)                       99,700    4,473,539
                                                                      ----------
                                                                      12,144,237
                                                                      ----------
   IT SERVICES (1.2%)
   Computer Sciences Corp.                   (a)            106,400    5,033,784
                                                                      ----------
   LEISURE EQUIPMENT & PRODUCTS (1.0%)
   Mattel, Inc.                                             250,800    4,183,344
                                                                      ----------
   MACHINERY (4.7%)
   AGCO Corp.                                (a)(b)         549,400    9,999,080
   Navistar International Corp.              (a)            179,180    5,810,807
   Timken Co. (The)                                         124,500    3,688,935
                                                                      ----------
                                                                      19,498,822
                                                                      ----------
   MEDIA (0.7%)
   Regal Entertainment Group Class A         (b)            150,400    3,014,016
                                                                      ----------
   MULTI-UTILITIES (4.7%)
   DTE Energy Co.                            (b)            104,600    4,796,956
   Entergy Corp.                                             74,200    5,514,544
   PG&E Corp.                                                71,494    2,806,140
   Public Service Enterprise Group, Inc.                    100,600    6,474,616
                                                                      ----------
                                                                      19,592,256
                                                                      ----------
   PAPER & FOREST PRODUCTS (6.5%)
&  Abitibi-Consolidated, Inc.                (b)          4,645,200   18,813,060
   Bowater, Inc.                                            302,710    8,557,612
                                                                      ----------
                                                                      27,370,672
                                                                      ----------
   REAL ESTATE (1.5%)
   General Growth Properties, Inc.           (b)             50,000    2,246,500
   Highwoods Properties, Inc.                               140,900    4,157,959
                                                                      ----------
                                                                       6,404,459
                                                                      ----------
   ROAD & RAIL (2.0%)
   Burlington Northern Santa Fe Corp.                        85,700    5,124,860
   CSX Corp.                                                 72,900    3,388,392
                                                                      ----------
                                                                       8,513,252
                                                                      ----------
   SOFTWARE (0.2%)
   BMC Software, Inc.                        (a)             39,600      835,560
                                                                      ----------
   SPECIALTY RETAIL (0.4%)

   Limited Brands, Inc.                                     90,300     1,844,829
                                                                     -----------
   THRIFTS & MORTGAGE FINANCE (6.5%)
&  PMI Group, Inc. (The)                                   445,700    17,770,059
   Sovereign Bancorp, Inc.                      (b)        421,541     9,290,764
                                                                     -----------
                                                                      27,060,823
                                                                     -----------
   WIRELESS TELECOMMUNICATION SERVICES (0.8%)
   ALLTEL Corp.                                             50,200     3,268,522
                                                                     -----------
   Total Common Stocks
      (Cost $328,708,633)                                            379,568,359
                                                                     -----------

                                                           NUMBER OF
                                                         CONTRACTS (d)
                                                         -------------
   PURCHASED CALL OPTIONS (0.0%)                ++

   ENERGY EQUIPMENT & SERVICES (0.0%)           ++
   GlobalSantaFe Corp.
   Strike Price $45.00
   Expire 1/21/06                               (a)                567   150,255
   Transocean, Inc.
   Strike Price $55.00
   Expire 1/21/06                               (a)                524   125,760
                                                                         -------
                                                                         276,015
                                                                         -------
   Total Purchased Call Options
      (Premium $376,737)                                                 276,015
                                                                         -------

                                                           PRINCIPAL
                                                            AMOUNT
                                                          ----------
   SHORT-TERM INVESTMENTS (17.5%)

   CERTIFICATES OF DEPOSIT (0.3%)
   Skandinaviska Enskilda Banken AB
   3.96%, due 2/22/06                           (e)(f)    $1,319,770   1,319,770
                                                                       ---------
   Total Certificates of Deposit
      (Cost $1,319,770)                                                1,319,770
                                                                       ---------
   COMMERCIAL PAPER (12.0%)
   American General Finance Corp.
   3.73%, due 10/6/05                                      1,145,000   1,144,407
   Clipper Receivables Corp.
   3.76%, due 10/6/05                           (e)          939,943     939,943
   Compass Securitization LLC
   3.91%, due 10/24/05                          (e)          937,150     937,150
   ING US Funding LLC
   3.61%, due 10/7/05                                      3,540,000   3,537,870
   Jupiter Securitization Corp.
   3.72%, due 10/12/05                          (e)          565,615     565,615
   Lexington Parker Capital Corp.
   3.80%, due 10/3/05                           (e)          941,498     941,498
   Liberty Street Funding Co.
   3.75%, due 10/31/05                          (e)          754,154     754,154
   Merck & Co., Inc.
   3.72%, due 10/21/05                                     6,210,000   6,197,166
   Morgan Stanley
   3.70%, due 10/13/05                                     5,000,000   4,993,833
   Rabobank USA Finance Corp.

   3.76%, due 10/5/05                                10,980,000       10,975,413
   Ranger Funding Co. LLC
   3.76%, due 10/24/05                    (e)           747,673          747,673
   Sheffiled Receivables Corp.
   3.79%, due 10/12/05                    (e)           942,693          942,693
   Societe Generale North America, Inc.
   3.76%, due 10/11/05                                5,000,000        4,994,778
   Toyota Motor Credit Corp.
   3.71%, due 10/6/05                                 5,000,000        4,997,424
   UBS Finance Delaware LLC
   3.86%, due 10/3/05                                 7,640,000        7,638,361
                                                                      ----------
   Total Commercial Paper
      (Cost $50,307,978)                                              50,307,978
                                                                      ----------

                                                         SHARES
                                                         ------
   INVESTMENT COMPANY (0.0%)              ++

   BGI institutional Money Market Fund    (e)            11,007           11,007
                                                                          ------
   Total Investment Company
      (Cost $11,007)                                                      11,007
                                                                          ------

                                                      PRINCIPAL
                                                       AMOUNT
                                                     ----------
   TIME DEPOSITS (5.2%)

   Barclays
   3.70%, due 10/14/05                    (e)        $1,131,231     1,131,231
   BNP Paribas
   3.95%, due 10/3/05                     (e)         3,393,693     3,393,693
   Calyon
   3.75%, due 10/27/05                    (e)         1,885,385     1,885,385
   Credit Suisse First Boston Corp.
   3.74%, due 11/1/05                     (e)         1,319,770     1,319,770
   First Tennessee National Corp.
   3.70%, due 10/13/05                    (e)         1,319,770     1,319,770
   Fortis Bank
   3.75%, due 10/18/05                    (e)         2,828,078     2,828,078
   HBOS Halifax Bank of Scotland
   3.75%, due 11/1/05                     (e)         1,319,770     1,319,770
   Lloyds TSB Bank
   3.76%, due 10/28/05                    (e)           942,692       942,692
   Marshall & Ilsley Bank
   3.97%, due 12/29/05                    (e)         1,508,308     1,508,308
   Regions Bank
   3.76%, due 10/21/05                    (e)         1,319,770     1,319,770
   Societe Generale
   3.77%, due 11/1/05                     (e)         3,205,155     3,205,155
   Wells Fargo
   3.77%, due 10/20/05                    (e)         1,319,770     1,319,770
                                                                  -----------
   Total Time Deposits
      (Cost $21,493,392)                                           21,493,392
                                                                  -----------
   Total Short-Term Investments
      (Cost $73,132,147)                                           73,132,147
                                                                  -----------
   Total Investments
      (Cost $402,217,517)                 (g)             108.2%  452,976,521(h)
   Liabilities in Excess of

      Cash and Other Assets                                 (8.2)   (34,471,506)
                                                           -----   ------------
   Net Assets                                              100.0%  $418,505,015
                                                           =====   ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d)  One contract equals one hundred shares.

(e) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)  Floating rate. Rate shown is the rate in effect at September 30, 2005.

(g)  The cost for federal income tax purposes is $402,626,069.

(h) At September 30, 2005 net unrealized appreciation was $50,350,452, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $67,613,224 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $17,262,772.

MAINSTAY VP S&P 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2005 unaudited

                                                            SHARES      VALUE
                                                           -------   -----------
   COMMON STOCKS (98.4%)                 +

   AEROSPACE & DEFENSE (2.2%)
   Boeing Co. (The)                                        104,593   $ 7,107,094
   General Dynamics Corp.                                   25,642     3,065,501
   Goodrich Corp.                                           15,040       666,874
   Honeywell International, Inc.                           108,952     4,085,700
   L-3 Communications Holdings, Inc.                        15,137     1,196,883
   Lockheed Martin Corp.                                    46,388     2,831,524
   Northrop Grumman Corp.                                   45,472     2,471,403
   Raytheon Co.                                             56,858     2,161,741
   Rockwell Collins, Inc.                                   22,368     1,080,822
   United Technologies Corp.                               130,597     6,770,148
                                                                     -----------
                                                                      31,437,690
                                                                     -----------
   AIR FREIGHT & LOGISTICS (0.9%)
   FedEx Corp.                                              38,634     3,366,180
   Ryder System, Inc.                                        7,985       273,247
   United Parcel Service, Inc. Class B                     140,885     9,739,380
                                                                     -----------
                                                                      13,378,807
                                                                     -----------
   AIRLINES (0.1%)
   Southwest Airlines Co.                                   88,279     1,310,943
                                                                     -----------
   AUTO COMPONENTS (0.2%)
   Cooper Tire & Rubber Co.                                  8,020       122,465
   Dana Corp.                                               18,783       176,748
   Delphi Corp.                                             70,258       193,912
   Goodyear Tire & Rubber Co. (The)      (a)(b)             22,007       343,089
   Johnson Controls, Inc.                                   24,578     1,525,065
   Visteon Corp.                                            16,258       159,003
                                                                     -----------
                                                                       2,520,282
                                                                     -----------
   AUTOMOBILES (0.4%)
   Ford Motor Co.                        (b)               236,167     2,328,607
   General Motors Corp.                  (b)                72,040     2,205,144
   Harley-Davidson, Inc.                                    35,020     1,696,369
                                                                     -----------
                                                                       6,230,120
                                                                     -----------
   BEVERAGES (2.1%)
   Anheuser-Busch Cos., Inc.                                99,000     4,260,960
   Brown-Forman Corp. Class B                               10,598       631,005
   Coca-Cola Co. (The)                   (c)               264,667    11,430,968
   Coca-Cola Enterprises, Inc.                              38,454       749,853
   Constellation Brands, Inc. Class A    (a)                24,564       638,664

   Molson Coors Brewing Co. Class B                           7,272      465,481
   Pepsi Bottling Group, Inc. (The)           (b)            17,693      505,135
   PepsiCo, Inc.                                            212,837   12,069,986
                                                                      ----------
                                                                      30,752,052
                                                                      ----------
   BIOTECHNOLOGY (1.5%)
   Amgen, Inc.                                (a)           157,520   12,549,618
   Applera Corp.-Applied Biosystems Group                    24,692      573,842
   Biogen Idec, Inc.                          (a)            43,367    1,712,129
   Chiron Corp.                               (a)            13,892      605,969
   Genzyme Corp.                              (a)(b)         32,723    2,344,276
   Gilead Sciences, Inc.                      (a)            58,152    2,835,492
   MedImmune, Inc.                            (a)            31,200    1,049,880
                                                                      ----------
                                                                      21,671,206
                                                                      ----------
   BUILDING PRODUCTS (0.2%)
   American Standard Cos., Inc.                              22,615    1,052,728
   Masco Corp.                                (b)            54,819    1,681,847
                                                                      ----------
                                                                       2,734,575
                                                                      ----------
   CAPITAL MARKETS (2.9%)
   Bank of New York Co. (The), Inc.                          99,244    2,918,766
   Bear Stearns Cos., Inc. (The)                             14,211    1,559,657
   Charles Schwab Corp. (The)                               132,483    1,911,730
   E*Trade Financial Corp.                    (a)            46,506      818,506
   Federated Investors, Inc. Class B                         10,827      359,781
   Franklin Resources, Inc.                                  18,892    1,586,172
   Goldman Sachs Group, Inc. (The)                           60,321    7,333,827
   Janus Capital Group, Inc.                  (b)            29,732      429,627
   Lehman Brothers Holdings, Inc.             (b)            34,659    4,037,080
   Mellon Financial Corp.                                    53,176    1,700,037
   Merrill Lynch & Co., Inc.                                118,601    7,276,171
   Morgan Stanley                                           138,488    7,470,043
   Northern Trust Corp.                                      23,615    1,193,738
   State Street Corp.                                        41,897    2,049,601
   T. Rowe Price Group, Inc.                                 16,580    1,082,674
                                                                      ----------
                                                                      41,727,410
                                                                      ----------
   CHEMICALS (1.5%)
   Air Products & Chemicals, Inc.                            28,226    1,556,382
   Ashland, Inc.                                              9,439      521,410
   Dow Chemical Co. (The)                                   122,992    5,125,077
   E.I. Du Pont de Nemours & Co.                            126,835    4,968,127
   Eastman Chemical Co.                                       9,748      457,864
   Ecolab, Inc.                                              23,498      750,291
   Engelhard Corp.                                           15,338      428,084
   Hercules, Inc.                             (a)            14,000      171,080
   International Flavors & Fragrances, Inc.                  11,180      398,455
   Monsanto Co.                                              34,212    2,146,803
   PPG Industries, Inc.                                      21,797    1,290,164
   Praxair, Inc.                                             41,192    1,974,333
   Rohm & Haas Co.                                           18,566      763,620

   Sigma-Aldrich Corp.                                        8,593      550,468
                                                                      ----------
                                                                      21,102,158
                                                                      ----------
   COMMERCIAL BANKS (5.4%)
   AmSouth Bancorp                                           44,607    1,126,773
&  Bank of America Corp.                      (b)           512,142   21,561,178
   BB&T Corp.                                                69,638    2,719,364
   Comerica, Inc.                                            21,365    1,258,398
   Compass Bancshares, Inc.                                  15,392      705,415
   Fifth Third Bancorp                        (b)            70,932    2,605,332
   First Horizon National Corp.               (b)            15,455      561,789
   Huntington Bancshares, Inc.                (b)            28,930      650,057
   KeyCorp                                                   52,182    1,682,869
   M&T Bank Corp.                                            10,252    1,083,739
   Marshall & Ilsley Corp.                                   26,054    1,133,610
   National City Corp.                                       72,479    2,423,698
   North Fork Bancorporation, Inc.                           61,006    1,555,653
   PNC Financial Services Group, Inc. (The)                  37,108    2,153,006
   Regions Financial Corp.                                   58,302    1,814,358
   SunTrust Banks, Inc.                                      46,163    3,206,020
   Synovus Financial Corp.                                   38,875    1,077,615
   U.S. Bancorp                                             232,998    6,542,584
   Wachovia Corp.                                           200,896    9,560,641
   Wells Fargo & Co.                                        215,158   12,601,804
   Zions Bancorporation                                      11,242      800,543
                                                                      ----------
                                                                      76,824,446
                                                                      ----------
   COMMERCIAL SERVICES & SUPPLIES (0.7%)
   Allied Waste Industries, Inc.              (a)(b)         27,854      235,366
   Avery Dennison Corp.                                      14,106      739,013
   Cendant Corp.                                            132,518    2,735,172
   Cintas Corp.                                              17,573      721,372
   Equifax, Inc.                                             16,954      592,373
   Monster Worldwide, Inc.                    (a)(b)         14,997      460,558
   Pitney Bowes, Inc.                                        28,926    1,207,371
   Robert Half International, Inc.                           21,572      767,747
   RR Donnelley & Sons Co.                                   27,027    1,001,891
   Waste Management, Inc.                                    71,422    2,043,383
                                                                      ----------
                                                                      10,504,246
                                                                      ----------
   COMMUNICATIONS EQUIPMENT (2.8%)
   ADC Telecommunications, Inc.               (a)            14,486      331,150
   Andrew Corp.                               (a)            20,150      224,672
   Avaya, Inc.                                (a)            54,064      556,859
   Ciena Corp.                                (a)            71,782      189,504
   Cisco Systems, Inc.                        (a)           814,590   14,605,599
   Comverse Technology, Inc.                  (a)            24,643      647,372
   Corning, Inc.                              (a)           187,666    3,627,584
   JDS Uniphase Corp.                         (a)           210,062      466,338
   Lucent Technologies, Inc.                  (a)           555,611    1,805,736
   Motorola, Inc.                                           314,703    6,951,789
   QUALCOMM, Inc.                                           207,510    9,286,072

   Scientific-Atlanta, Inc.                                  19,137      717,829
   Tellabs, Inc.                           (a)               57,854      608,624
                                                                      ----------
                                                                      40,019,128
                                                                      ----------
   COMPUTERS & PERIPHERALS (3.6%)
   Apple Computer, Inc.                    (a)              105,747    5,669,097
   Dell, Inc.                              (a)              305,602   10,451,588
   EMC Corp.                               (a)              307,273    3,976,113
   Gateway, Inc.                           (a)               37,662      101,687
   Hewlett-Packard Co.                                      365,364   10,668,629
   International Business Machines Corp.                    203,428   16,318,994
   Lexmark International, Inc.             (a)               15,142      924,419
   NCR Corp.                               (a)               23,338      744,716
   Network Appliance, Inc.                 (a)(b)            45,950    1,090,853
   QLogic Corp.                            (a)               11,529      394,292
   Sun Microsystems, Inc.                  (a)              434,665    1,703,887
                                                                      ----------
                                                                      52,044,275
                                                                      ----------
   CONSTRUCTION & ENGINEERING (0.0%)       ++
   Fluor Corp.                             (b)               10,512      676,763
                                                                      ----------
   CONSTRUCTION MATERIALS (0.1%)
   Vulcan Materials Co.                    (b)               12,988      963,839
                                                                      ----------
   CONSUMER FINANCE (1.4%)
   American Express Co.                                     158,163    9,084,883
   Capital One Financial Corp.                               36,830    2,928,722
   MBNA Corp.                                               160,418    3,952,700
   Providian Financial Corp.               (a)               36,780      650,270
   SLM Corp.                                                 53,109    2,848,767
                                                                      ----------
                                                                      19,465,342
                                                                      ----------
   CONTAINERS & PACKAGING (0.2%)
   Ball Corp.                                                13,764      505,689
   Bemis Co.                                                 13,365      330,115
   Pactiv Corp.                            (a)               18,627      326,345
   Sealed Air Corp.                        (a)               10,497      498,188
   Temple-Inland, Inc.                                       14,400      588,240
                                                                      ----------
                                                                       2,248,577
                                                                      ----------
   DISTRIBUTORS (0.1%)
   Genuine Parts Co.                                         21,900      939,510
                                                                      ----------
   DIVERSIFIED CONSUMER SERVICES (0.2%)
   Apollo Group, Inc. Class A              (a)(b)            18,637    1,237,310
   H&R Block, Inc.                                           41,414      993,108
                                                                      ----------
                                                                       2,230,418
                                                                      ----------
   DIVERSIFIED FINANCIAL SERVICES (3.5%)
   CIT Group, Inc.                         (b)               26,420    1,193,656
&  Citigroup, Inc.                                          658,967   29,996,178
   JPMorgan Chase & Co.                                     447,811   15,194,227

   Moody's Corp.                               (b)           32,221    1,645,849
   Principal Financial Group, Inc.                           35,665    1,689,451
                                                                      ----------
                                                                      49,719,361
                                                                      ----------
   DIVERSIFIED TELECOMMUNICATION SERVICES
      (2.2%)
   AT&T Corp.                                               102,040    2,020,392
   BellSouth Corp.                             (b)          233,610    6,143,943
   CenturyTel, Inc.                                          16,877      590,357
   Citizens Communications Co.                               42,058      569,886
   Qwest Communications International, Inc.    (a)          194,363      796,888
   SBC Communications, Inc.                    (b)          421,122   10,094,294
   Verizon Communications, Inc.                             352,435   11,521,100
                                                                      ----------
                                                                      31,736,860
                                                                      ----------
   ELECTRIC UTILITIES (1.7%)
   Allegheny Energy, Inc.                      (a)(b)        20,345      624,998
   American Electric Power Co., Inc.                         50,076    1,988,017
   Cinergy Corp.                                             25,379    1,127,081
   Edison International                                      40,872    1,932,428
   Entergy Corp.                                             26,738    1,987,168
   Exelon Corp.                                (b)           85,507    4,569,494
   FirstEnergy Corp.                                         41,456    2,160,687
   FPL Group, Inc.                                           50,225    2,390,710
   Pinnacle West Capital Corp.                               12,124      534,426
   PPL Corp.                                                 48,344    1,562,962
   Progress Energy, Inc.                       (b)           32,011    1,432,492
   Southern Co. (The)                                        95,168    3,403,208
                                                                      ----------
                                                                      23,713,671
                                                                      ----------
   ELECTRICAL EQUIPMENT (0.4%)
   American Power Conversion Corp.                           22,580      584,822
   Cooper Industries Ltd. Class A                            11,679      807,486
   Emerson Electric Co.                                      52,626    3,778,547
   Rockwell Automation, Inc.                                 23,193    1,226,910
                                                                      ----------
                                                                       6,397,765
                                                                      ----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
   Agilent Technologies, Inc.                  (a)           63,026    2,064,102
   Jabil Circuit, Inc.                         (a)           23,055      712,861
   Molex, Inc.                                               18,477      492,966
   Sanmina-SCI Corp.                           (a)           65,670      281,724
   Solectron Corp.                             (a)          121,769      476,117
   Symbol Technologies, Inc.                                 30,427      294,533
   Tektronix, Inc.                                           11,059      279,019
   Thermo Electron Corp.                       (a)           20,076      620,348
                                                                      ----------
                                                                       5,221,670
                                                                      ----------
   ENERGY EQUIPMENT & SERVICES (1.6%)
   Baker Hughes, Inc.                                        43,429    2,591,843
   BJ Services Co.                                           40,567    1,460,006
   Halliburton Co.                             (b)           65,202    4,467,641
   Nabors Industries Ltd.                      (a)           20,096    1,443,496

   National-Oilwell Varco, Inc.              (a)             22,119    1,455,430
   Noble Corp.                                               17,409    1,191,820
   Rowan Cos., Inc.                                          13,334      473,224
   Schlumberger Ltd.                         (b)             74,961    6,325,209
   Transocean, Inc.                          (a)             41,957    2,572,384
   Weatherford International Ltd.            (a)             17,642    1,211,300
                                                                      ----------
                                                                      23,192,353
                                                                      ----------
   FOOD & STAPLES RETAILING (2.3%)
   Albertson's, Inc.                         (b)             46,053    1,181,259
   Costco Wholesale Corp.                                    61,087    2,632,239
   CVS Corp.                                                103,641    3,006,625
   Kroger Co. (The)                          (a)             91,943    1,893,106
   Safeway, Inc.                             (b)             56,203    1,438,797
   SUPERVALU, Inc.                                           16,893      525,710
   Sysco Corp.                                               79,899    2,506,432
   Walgreen Co.                                             130,348    5,663,621
   Wal-Mart Stores, Inc.                                    318,340   13,949,659
                                                                      ----------
                                                                      32,797,448
                                                                      ----------
   FOOD PRODUCTS (1.1%)
   Archer-Daniels-Midland Co.                                82,898    2,044,265
   Campbell Soup Co.                                         23,607      702,308
   ConAgra Foods, Inc.                                       64,687    1,601,003
   General Mills, Inc.                                       45,828    2,208,910
   Hershey Co. (The)                                         23,433    1,319,512
   HJ Heinz Co.                                              44,010    1,608,125
   Kellogg Co.                                               32,643    1,505,822
   McCormick & Co., Inc.                                     17,000      554,710
   Sara Lee Corp.                                            98,966    1,875,406
   Tyson Foods, Inc. Class A                                 31,440      567,492
   Wm. Wrigley Jr. Co.                                       22,881    1,644,686
                                                                      ----------
                                                                      15,632,239
                                                                      ----------
   GAS UTILITIES (0.0%)                      ++
   Nicor, Inc.                                                5,494      230,913
   Peoples Energy Corp.                                       4,734      186,425
                                                                      ----------
                                                                         417,338
                                                                      ----------
   HEALTH CARE EQUIPMENT & SUPPLIES (2.1%)
   Bausch & Lomb, Inc.                                        6,677      538,700
   Baxter International, Inc.                                79,311    3,162,130
   Becton Dickinson & Co.                                    31,809    1,667,746
   Biomet, Inc.                                              31,710    1,100,654
   Boston Scientific Corp.                   (a)             75,323    1,760,298
   CR Bard, Inc.                                             13,220      872,917
   Fisher Scientific International, Inc.     (a)             15,579      966,677
   Guidant Corp.                                             42,074    2,898,478
   Hospira, Inc.                             (a)             19,542      800,636
   Medtronic, Inc.                                          154,379    8,277,802
   Millipore Corp.                           (a)              6,237      392,245
   PerkinElmer, Inc.                                         16,155      329,077

   St. Jude Medical, Inc.                       (a)       46,511    2,176,715
   Stryker Corp.                                          36,988    1,828,317
   Waters Corp.                                 (a)       15,139      629,782
   Zimmer Holdings, Inc.                        (a)       31,575    2,175,202
                                                                   ----------
                                                                   29,577,376
                                                                   ----------
   HEALTH CARE PROVIDERS & SERVICES (2.9%)
   Aetna, Inc.                                            36,985    3,185,888
   AmerisourceBergen Corp.                                13,229    1,022,602
   Cardinal Health, Inc.                                  54,507    3,457,924
   Caremark Rx, Inc.                            (a)       57,404    2,866,182
   CIGNA Corp.                                            16,502    1,944,926
   Coventry Health Care, Inc.                   (a)       13,463    1,158,087
   Express Scripts, Inc.                        (a)(b)    19,200    1,194,240
   HCA, Inc.                                              57,589    2,759,665
   Health Management Associates, Inc. Class A   (b)       30,422      714,004
   Humana, Inc.                                 (a)       20,231      968,660
   IMS Health, Inc.                                       29,117      732,875
   Laboratory Corp. of America Holdings         (a)       16,932      824,758
   Manor Care, Inc.                                       10,825      415,788
   McKesson Corp.                                         39,265    1,863,124
   Medco Health Solutions, Inc.                 (a)       38,793    2,127,020
   Quest Diagnostics, Inc.                                21,255    1,074,228
   Tenet Healthcare Corp.                       (a)(b)    58,536      657,359
   UnitedHealth Group, Inc.                              160,744    9,033,813
   WellPoint, Inc.                              (a)       78,060    5,918,509
                                                                   ----------
                                                                   41,919,652
                                                                   ----------
   HOTELS, RESTAURANTS & LEISURE (1.4%)
   Carnival Corp.                                         54,977    2,747,750
   Darden Restaurants, Inc.                               17,133      520,329
   Harrah's Entertainment, Inc.                           23,399    1,525,381
   Hilton Hotels Corp.                                    41,752      931,905
   International Game Technology                          43,178    1,165,806
   Marriott International, Inc. Class A                   21,808    1,373,904
   McDonald's Corp.                                      159,591    5,344,703
   Starbucks Corp.                              (a)       48,838    2,446,784
   Starwood Hotels & Resorts Worldwide, Inc.              27,727    1,585,153
   Wendy's International, Inc.                            14,261      643,884
   Yum! Brands, Inc.                                      36,490    1,766,481
                                                                   ----------
                                                                   20,052,080
                                                                   ----------
   HOUSEHOLD DURABLES (0.6%)
   Black & Decker Corp.                         (b)       10,198      837,154
   Centex Corp.                                           16,304    1,052,912
   D.R. Horton, Inc.                                      34,093    1,234,848
   Fortune Brands, Inc.                                   18,647    1,516,560
   KB HOME                                      (b)        9,895      724,314
   Leggett & Platt, Inc.                                  23,972      484,234
   Maytag Corp.                                            9,925      181,230
   Newell Rubbermaid, Inc.                                34,409      779,364
   Pulte Homes, Inc.                                      27,299    1,171,673

   Snap-On, Inc.                                             7,257      262,123
   Stanley Works (The)                                       9,424      439,912
   Whirlpool Corp.                                           8,533      646,545
                                                                     ----------
                                                                      9,330,869
                                                                     ----------
   HOUSEHOLD PRODUCTS (1.9%)
   Clorox Co.                                               19,330    1,073,588
   Colgate-Palmolive Co.                                    65,967    3,482,398
   Kimberly-Clark Corp.                                     60,617    3,608,530
   Procter & Gamble Co.                                    313,769   18,656,705
                                                                     ----------
                                                                     26,821,221
                                                                     ----------
   INDEPENDENT POWER PRODUCERS & ENERGY
      TRADERS (0.7%)
   AES Corp. (The)                              (a)         81,326    1,336,186
   Calpine Corp.                                (a)(b)      66,790      172,986
   Constellation Energy Group, Inc.                         22,700    1,398,320
   Duke Energy Corp.                            (b)        117,940    3,440,310
   Dynegy, Inc. Class A                         (a)         41,715      196,478
   TXU Corp.                                                30,638    3,458,417
                                                                     ----------
                                                                     10,002,697
                                                                     ----------
   INDUSTRIAL CONGLOMERATES (4.3%)
   3M Co.                                       (c)         97,471    7,150,473
&  General Electric Co.                                  1,351,275   45,497,397
   Textron, Inc.                                            17,066    1,223,974
   Tyco International Ltd.                      (b)        257,923    7,183,156
                                                                     ----------
                                                                     61,055,000
                                                                     ----------
   INSURANCE (4.5%)
   ACE Ltd.                                                 36,724    1,728,599
   AFLAC, Inc.                                              63,976    2,898,113
   Allstate Corp. (The)                                     83,796    4,633,081
   AMBAC Financial Group, Inc.                              13,597      979,800
&  American International Group, Inc.                      330,794   20,495,996
   AON Corp.                                                39,540    1,268,443
   Chubb Corp. (The)                                        25,266    2,262,570
   Cincinnati Financial Corp.                               22,286      933,561
   Hartford Financial Services Group, Inc.
      (The)                                     (b)         38,186    2,946,814
   Jefferson-Pilot Corp.                                    17,109      875,468
   Lincoln National Corp.                       (b)         21,882    1,138,302
   Loews Corp.                                              17,313    1,599,894
   Marsh & McLennan Cos., Inc.                              68,274    2,074,847
   MBIA, Inc.                                   (b)         17,060    1,034,177
   MetLife, Inc.                                            96,411    4,804,160
   Progressive Corp. (The)                                  24,971    2,616,212
   Prudential Financial, Inc.                               65,780    4,444,097
   SAFECO Corp.                                             15,993      853,706
   St. Paul Travelers Cos., Inc. (The)                      86,055    3,861,288
   Torchmark Corp.                                          13,630      720,073
   UnumProvident Corp.                                      37,319      765,039
   XL Capital Ltd. Class A                                  17,893    1,217,261
                                                                     ----------
                                                                     64,151,501
                                                                     ----------

   INTERNET & CATALOG RETAIL (0.4%)
   eBay, Inc.                                      (a)      141,480    5,828,976
                                                                      ----------
   INTERNET SOFTWARE & SERVICES (0.4%)
   Yahoo!, Inc.                                    (a)      160,782    5,440,863
                                                                      ----------
   IT SERVICES (1.0%)
   Affiliated Computer Services, Inc. Class A      (a)       15,943      870,488
   Automatic Data Processing, Inc.                           73,915    3,181,302
   Computer Sciences Corp.                         (a)       23,841    1,127,918
   Convergys Corp.                                 (a)       17,826      256,160
   Electronic Data Systems Corp.                   (b)       64,887    1,456,064
   First Data Corp.                                          97,981    3,919,240
   Fiserv, Inc.                                    (a)       24,238    1,111,797
   Paychex, Inc.                                             42,463    1,574,528
   Sabre Holdings Corp. Class A                              16,511      334,843
   Unisys Corp.                                    (a)       42,296      280,845
                                                                      ----------
                                                                      14,113,185
                                                                      ----------
   LEISURE EQUIPMENT & PRODUCTS (0.2%)
   Brunswick Corp.                                           12,086      456,005
   Eastman Kodak Co.                               (b)       35,983      875,466
   Hasbro, Inc.                                              22,770      447,431
   Mattel, Inc.                                              52,092      868,895
                                                                      ----------
                                                                       2,647,797
                                                                      ----------
   MACHINERY (1.4%)
   Caterpillar, Inc.                                         86,093    5,057,964
   Cummins, Inc.                                   (b)        5,954      523,892
   Danaher Corp.                                             30,332    1,632,772
   Deere & Co.                                               30,989    1,896,527
   Dover Corp.                                               25,466    1,038,758
   Eaton Corp.                                               19,084    1,212,788
   Illinois Tool Works, Inc.                                 26,652    2,194,259
   Ingersoll-Rand Co. Class A                                43,497    1,662,890
   ITT Industries, Inc.                                      11,823    1,343,093
   Navistar International Corp.                    (a)        8,287      268,747
   PACCAR, Inc.                                              21,829    1,481,971
   Pall Corp.                                                15,553      427,707
   Parker Hannifin Corp.                                     15,044      967,480
                                                                      ----------
                                                                      19,708,848
                                                                      ----------
   MEDIA (3.5%)
   Clear Channel Communications, Inc.                        69,185    2,275,495
   Comcast Corp. Class A                           (a)      279,739    8,218,732
   Dow Jones & Co., Inc.                                      7,453      284,630
   Gannett Co., Inc.                                         31,520    2,169,522
   Interpublic Group of Cos., Inc.                 (a)       52,935      616,163
   Knight-Ridder, Inc.                             (b)        8,814      517,206
   McGraw-Hill Cos. (The), Inc.                              47,818    2,297,177
   Meredith Corp.                                             5,673      283,026

   New York Times Co. Class A                                18,293      544,217
   News Corp. Class A                                       312,268    4,868,258
   Omnicom Group, Inc.                            (b)        23,389    1,956,022
   Time Warner, Inc.                                        598,373   10,836,535
   Tribune Co.                                               33,785    1,144,974
   Univision Communications, Inc. Class A         (a)(b)     29,295      777,196
   Viacom, Inc. Class B                                     202,174    6,673,764
   Walt Disney Co. (The)                                    256,897    6,198,925
                                                                      ----------
                                                                      49,661,842
                                                                      ----------
   METALS & MINING (0.7%)
   Alcoa, Inc.                                              111,228    2,716,188
   Allegheny Technologies, Inc.                              11,265      348,990
   Freeport-McMoRan Copper & Gold, Inc. Class B   (b)        22,384    1,087,639
   Newmont Mining Corp.                           (b)        56,911    2,684,492
   Nucor Corp.                                               19,957    1,177,263
   Phelps Dodge Corp.                                        12,337    1,602,946
   United States Steel Corp.                      (b)        14,236      602,895
                                                                      ----------
                                                                      10,220,413
                                                                      ----------
   MULTILINE RETAIL (1.1%)
   Big Lots, Inc.                                 (a)        14,196      156,014
   Dillard's, Inc. Class A                                    8,903      185,895
   Dollar General Corp.                                      40,891      749,941
   Family Dollar Stores, Inc.                                21,001      417,290
   Federated Department Stores, Inc.                         33,755    2,257,197
   JC Penney Co., Inc. Holding Co.                           31,899    1,512,651
   Kohl's Corp.                                   (a)        43,917    2,203,755
   Nordstrom, Inc.                                (b)        28,226      968,716
   Sears Holdings Corp.                           (a)        13,012    1,618,953
   Target Corp.                                             112,764    5,855,835
                                                                      ----------
                                                                      15,926,247
                                                                      ----------
   MULTI-UTILITIES (1.2%)
   Ameren Corp.                                              25,978    1,389,563
   Centerpoint Energy, Inc.                       (b)        39,422      586,205
   CMS Energy Corp.                               (a)(b)     27,051      444,989
   Consolidated Edison, Inc.                      (b)        31,135    1,511,604
   Dominion Resources, Inc.                                  43,406    3,738,993
   DTE Energy Co.                                            22,668    1,039,554
   KeySpan Corp.                                  (b)        21,672      797,096
   NiSource, Inc.                                            34,054      825,809
   PG&E Corp.                                                47,513    1,864,885
   Public Service Enterprise Group, Inc.                     30,428    1,958,346
   Sempra Energy                                             32,080    1,509,685
   TECO Energy, Inc.                              (b)        25,924      467,150
   Xcel Energy, Inc.                                         50,116      982,775
                                                                      ----------
                                                                      17,116,654
                                                                      ----------
   OFFICE ELECTRONICS (0.1%)
   Xerox Corp.                                    (a)       120,080    1,639,092
                                                                      ----------

   OIL, GAS & CONSUMABLE FUELS (8.5%)
   Amerada Hess Corp.                                       10,154     1,396,175
   Anadarko Petroleum Corp.                                 30,060     2,878,245
   Apache Corp.                                             41,914     3,152,771
   Burlington Resources, Inc.                               48,620     3,953,778
   Chevron Corp.                                           287,626    18,618,031
   ConocoPhillips                                          177,386    12,401,055
   Devon Energy Corp.                                       57,722     3,962,038
   El Paso Corp.                                            84,048     1,168,267
   EOG Resources, Inc.                  (b)                 30,630     2,294,187
&  ExxonMobil Corp.                                        803,693    51,066,651
   Kerr-McGee Corp.                                         14,582     1,416,058
   Kinder Morgan, Inc.                                      12,185     1,171,710
   Marathon Oil Corp.                                       46,660     3,216,274
   Murphy Oil Corp.                                         20,835     1,039,041
   Occidental Petroleum Corp.                               50,824     4,341,894
   Sunoco, Inc.                                             17,327     1,354,971
   Valero Energy Corp.                                      38,809     4,387,746
   Williams Cos., Inc.                                      71,548     1,792,277
   XTO Energy, Inc.                                         45,464     2,060,428
                                                                     -----------
                                                                     121,671,597
                                                                     -----------
   PAPER & FOREST PRODUCTS (0.4%)
   Georgia-Pacific Corp.                                    32,642     1,111,786
   International Paper Co.                                  62,507     1,862,709
   Louisiana-Pacific Corp.                                  13,805       382,260
   MeadWestvaco Corp.                                       23,053       636,724
   Weyerhaeuser Co.                                         31,149     2,141,494
                                                                     -----------
                                                                       6,134,973
                                                                     -----------
   PERSONAL PRODUCTS (0.6%)
   Alberto-Culver Co.                                        9,620       430,495
   Avon Products, Inc.                                      59,224     1,599,048
   Gillette Co. (The)                                      114,601     6,669,778
                                                                     -----------
                                                                       8,699,321
                                                                     -----------
   PHARMACEUTICALS (6.5%)
   Abbott Laboratories                                     198,140     8,401,136
   Allergan, Inc.                                           16,511     1,512,738
   Bristol-Myers Squibb Co.                                249,407     6,000,732
   Eli Lilly & Co.                      (b)                144,543     7,735,941
   Forest Laboratories, Inc.            (a)                 42,723     1,664,915
&  Johnson & Johnson                                       379,168    23,993,751
   King Pharmaceuticals, Inc.           (a)                 30,254       465,307
   Merck & Co., Inc.                                       279,427     7,603,209
   Mylan Laboratories, Inc.             (b)                 27,375       527,242
&  Pfizer, Inc.                                            939,749    23,465,533
   Schering-Plough Corp.                (b)                188,172     3,961,021
   Watson Pharmaceuticals, Inc.         (a)                 13,633       499,104
   Wyeth                                                   170,965     7,910,551
                                                                     -----------
                                                                      93,741,180
                                                                     -----------

   REAL ESTATE (0.7%)
   Apartment Investment &
      Management Co. Class A                                 11,941      463,072
   Archstone-Smith Trust                                     27,033    1,077,806
   Equity Office Properties Trust                            52,353    1,712,467
   Equity Residential                                        36,647    1,387,089
   Plum Creek Timber Co., Inc.                               23,008      872,233
   ProLogis                                  (b)             31,458    1,393,904
   Public Storage, Inc.                      (b)             10,566      707,922
   Simon Property Group, Inc.                (b)             23,314    1,728,034
   Vornado Realty Trust                      (b)             15,038    1,302,592
                                                                      ----------
                                                                      10,645,119
                                                                      ----------
   ROAD & RAIL (0.6%)
   Burlington Northern Santa Fe Corp.                        47,567    2,844,507
   CSX Corp.                                                 26,935    1,251,939
   Norfolk Southern Corp.                                    51,590    2,092,490
   Union Pacific Corp.                                       33,585    2,408,044
                                                                      ----------
                                                                       8,596,980
                                                                      ----------
   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT (3.2%)
   Advanced Micro Devices, Inc.              (a)             49,371    1,244,149
   Altera Corp.                              (a)             46,778      893,928
   Analog Devices, Inc.                      (b)             47,395    1,760,250
   Applied Materials, Inc.                                  206,783    3,507,040
   Applied Micro Circuits Corp.              (a)             38,717      116,151
   Broadcom Corp. Class A                    (a)             36,584    1,716,155
   Freescale Semiconductor, Inc. Class B     (a)             50,403    1,188,503
&  Intel Corp.                                              776,668   19,144,866
   KLA-Tencor Corp.                                          24,560    1,197,546
   Linear Technology Corp.                                   38,440    1,444,960
   LSI Logic Corp.                           (a)             48,291      475,666
   Maxim Integrated Products, Inc.                           41,831    1,784,092
   Micron Technology, Inc.                   (a)             76,723    1,020,416
   National Semiconductor Corp.                              44,584    1,172,559
   Novellus Systems, Inc.                    (a)             17,523      439,477
   NVIDIA Corp.                              (a)(b)          20,793      712,784
   PMC-Sierra, Inc.                          (a)(b)          22,493      198,163
   Teradyne, Inc.                            (a)             24,391      402,451
   Texas Instruments, Inc.                                  206,932    7,014,995
   Xilinx, Inc.                                              43,517    1,211,948
                                                                      ----------
                                                                      46,646,099
                                                                      ----------
   SOFTWARE (3.5%)
   Adobe Systems, Inc.                                       62,624    1,869,326
   Autodesk, Inc.                                            28,773    1,336,218
   BMC Software, Inc.                        (a)             27,833      587,276
   Citrix Systems, Inc.                      (a)             21,258      534,426
   Computer Associates International, Inc.                   59,024    1,641,457
   Compuware Corp.                           (a)             48,409      459,885
   Electronic Arts, Inc.                     (a)             38,641    2,198,286
   Intuit, Inc.                              (a)             23,276    1,042,998
   Mercury Interactive Corp.                 (a)             10,557      418,057

&  Microsoft Corp.                           (c)          1,174,300   30,214,739
   Novell, Inc.                              (a)             47,531      354,106
   Oracle Corp.                              (a)            480,671    5,955,514
   Parametric Technology Corp.               (a)             33,815      235,691
   Siebel Systems, Inc.                                      64,543      666,729
   Symantec Corp.                            (a)(b)         152,655    3,459,162
                                                                      ----------
                                                                      50,973,870
                                                                      ----------
   SPECIALTY RETAIL (2.1%)
   AutoNation, Inc.                          (a)             23,002      459,350
   AutoZone, Inc.                            (a)              7,075      588,994
   Bed Bath & Beyond, Inc.                   (a)             38,026    1,527,885
   Best Buy Co., Inc.                                        51,564    2,244,581
   Circuit City Stores, Inc.                                 20,923      359,039
   Gap, Inc. (The)                                           73,902    1,288,112
   Home Depot, Inc.                                         272,820   10,405,355
   Limited Brands, Inc.                                      44,483      908,788
   Lowe's Cos., Inc.                                         99,422    6,402,777
   Office Depot, Inc.                        (a)             40,294    1,196,732
   OfficeMax, Inc.                                            8,750      277,112
   RadioShack Corp.                          (b)             17,111      424,353
   Sherwin-Williams Co. (The)                                14,475      637,913
   Staples, Inc.                                             93,314    1,989,454
   Tiffany & Co.                                             18,225      724,808
   TJX Cos., Inc.                                            60,348    1,235,927
                                                                      ----------
                                                                      30,671,180
                                                                      ----------
   TEXTILES, APPAREL & LUXURY GOODS (0.4%)
   Coach, Inc.                               (a)             48,003    1,505,374
   Jones Apparel Group, Inc.                                 15,346      437,361
   Liz Claiborne, Inc.                       (b)             13,590      534,359
   Nike, Inc. Class B                                        24,346    1,988,581
   Reebok International Ltd.                                  7,046      398,592
   VF Corp.                                                  11,363      658,713
                                                                      ----------
                                                                       5,522,980
                                                                      ----------
   THRIFTS & MORTGAGE FINANCE (1.5%)
   Countrywide Financial Corp.                               75,829    2,500,840
   Fannie Mae                                (b)            123,376    5,529,712
   Freddie Mac                                               88,102    4,974,239
   Golden West Financial Corp.               (b)             32,584    1,935,164
   MGIC Investment Corp.                     (b)             12,198      783,112
   Sovereign Bancorp, Inc.                                   47,048    1,036,938
   Washington Mutual, Inc.                   (b)            112,075    4,395,582
                                                                      ----------
                                                                      21,155,587
                                                                      ----------
   TOBACCO (1.5%)
&  Altria Group, Inc.                                       264,556   19,500,423
   Reynolds American, Inc.                   (b)             10,905      905,333
   UST, Inc.                                                 20,729      867,716
                                                                      ----------
                                                                      21,273,472
                                                                      ----------

   TRADING COMPANIES & DISTRIBUTORS (0.0%)      ++
   W.W. Grainger, Inc.                                  9,645         606,863
                                                                -------------
   WIRELESS TELECOMMUNICATION SERVICES (0.8%)
   ALLTEL Corp.                                        48,678       3,169,425
   Sprint Nextel Corp.                                373,874       8,890,724
                                                                -------------
                                                                   12,060,149
                                                                -------------
   Total Common Stocks
      (Cost $1,146,565,586)                                     1,411,224,175(f)
                                                                -------------

                                                          PRINCIPAL
                                                           AMOUNT
                                                         ----------
   SHORT-TERM INVESTMENTS (8.8%)

   CERTIFICATES OF DEPOSIT (0.4%)
   Skandinaviska Enskilda Banken AB
   3.96%, due 2/22/06                 (d)(e)             $5,745,352    5,745,352
                                                                      ----------
   Total Certificates of Deposit
      (Cost $5,745,352)                                                5,745,352
                                                                      ----------
   COMMERCIAL PAPER (1.8%)
   Clipper Receivables Corp.
   3.76%, due 10/6/05                 (d)                 4,091,853    4,091,853
   Compass Securitization LLC
   3.79%, due 10/24/05                (d)                 4,079,692    4,079,692
   Jupiter Securitization Corp.
   3.72%, due 10/12/05                (d)                 2,462,294    2,462,294
   Lexington Parker Capital Corp.
   3.80%, due 10/3/05                 (d)                 4,098,625    4,098,625
   Liberty Street Funding Co.
   3.75%, due 10/31/05                (d)                 3,283,058    3,283,058
   Ranger Funding Co., LLC
   3.76%, due 10/24/05                (d)                 3,254,844    3,254,844
   Sheffiled Receivables Corp.
   3.79%, due 10/12/05                (d)                 4,103,823    4,103,823
                                                                      ----------
   Total Commercial Paper
      (Cost $25,374,189)                                              25,374,189
                                                                      ----------

                                                                 SHARES
                                                                 ------
   INVESTMENT COMPANY (0.0%)             ++
   BGI Institutional Money Market Fund   (d)                     47,916   47,916
                                                                          ------
   Total Investment Company
      (Cost $47,916)                                                      47,916
                                                                          ------

                                                           PRINCIPAL
                                                            AMOUNT
                                                          ----------
   TIME DEPOSITS (6.5%)
   Barclays
   3.70%, due 10/14/05                   (d)              $4,924,587   4,924,587

   BNP Paribas
   3.95%, due 10/3/05                 (d)         14,773,762       14,773,762
   Calyon
   3.75%, due 10/27/05                (d)          8,207,646        8,207,646
   Credit Suisse First Boston Corp.
   3.74%, due 11/1/05                 (d)          5,745,352        5,745,352
   First Tennessee National Corp.
   3.70%, due 10/13/05                (d)          5,745,352        5,745,352
   Fortis Bank
   3.75%, due 10/18/05                (d)         12,311,468       12,311,468
   HBOS Halifax Bank of Scotland
   3.75%, due 11/1/05                 (d)          5,745,352        5,745,352
   Lloyds TSB Bank
   3.76%, due 10/28/05                (d)          4,103,823        4,103,823
   Marshall & Ilsley Bank
   3.97%, due 12/29/05                (d)          6,566,117        6,566,117
   Regions Bank
   3.76%, due 10/21/05                (d)          5,745,352        5,745,352
   Societe Generale
   3.77%, due 11/1/05                 (d)         13,952,998       13,952,998
   Wells Fargo
   3.77%, due 10/20/05                (d)          5,745,352        5,745,352
                                                               --------------
   Total Time Deposits
      (Cost $93,567,161)                                           93,567,161
                                                               --------------
   U.S. GOVERNMENT (0.1%)
   United States Treasury Bills
   3.63%, due 2/16/06                 (c)          1,700,000        1,676,344
   3.64%, due 2/16/06                 (c)            100,000           98,605
                                                               --------------
   Total U.S. Government
      (Cost $1,774,949)                                             1,774,949
                                                               --------------
   Total Short-Term Investments
      (Cost $126,509,567)                                         126,509,567
                                                               --------------
   Total Investments
     (Cost $1,273,075,153)            (g)              107.2%   1,537,733,742(h)
   Liabilities in Excess of
      Cash and Other Assets                             (7.2)    (102,803,927)
                                                  ----------    -------------
   Net Assets                                          100.0%  $1,434,929,815
                                                  ==========   ==============

                                                    CONTRACTS      UNREALIZED
                                                       LONG     APPRECIATION (i)
                                                    ---------   ----------------
   FUTURES CONTRACT (0.0%)              ++

   Standard & Poor's 500 Index
   December 2005                                           75            $24,350
   Mini December 2005                                       4                 86
                                                                         -------
   Total Futures Contract
      (Settlement Value $23,389,985)   (f)                               $24,436
                                                                         =======

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Represents security, or a portion thereof, which is segregated or designated as collateral for futures contracts.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at September 30, 2005.

(f) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 100.0% of net assets.

(g)  The cost for federal income tax purposes is $1,286,643,929.

(h) At September 30, 2005 net unrealized appreciation was $251,089,813, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $410,210,317 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $159,120,504.

(i) Represents the difference between the value of the contracts at the time they were opened and the value at September 30, 2005.

MAINSTAY VP SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2005 unaudited

                                                             SHARES      VALUE
                                                            -------   ----------
   COMMON STOCKS (98.0%)                   +

   AEROSPACE & DEFENSE (3.8%)
   Alliant Techsystems, Inc.               (a)               22,600   $1,687,090
   Ceradyne, Inc.                          (a)(b)            47,350    1,736,798
   DRS Technologies, Inc.                                    38,400    1,895,424
   Innovative Solutions & Support, Inc.    (a)(b)            74,700    1,160,091
                                                                      ----------
                                                                       6,479,403
                                                                      ----------
   AUTOMOBILES (0.2%)
   Winnebago Industries, Inc.              (b)               12,600      365,022
                                                                      ----------
   BIOTECHNOLOGY (1.2%)
   CV Therapeutics, Inc.                   (a)(b)            37,800    1,011,150
   Nektar Therapeutics                     (a)(b)            64,200    1,088,190
                                                                      ----------
                                                                       2,099,340
                                                                      ----------
   BUILDING PRODUCTS (1.2%)
   Builders FirstSource, Inc.              (a)               50,700    1,132,131
   Simpson Manufacturing Co., Inc.                           23,500      919,790
                                                                      ----------
                                                                       2,051,921
                                                                      ----------
   CAPITAL MARKETS (3.0%)
&  Affiliated Managers Group, Inc.         (a)(b)            36,800    2,665,056
   Jefferies Group, Inc.                                     57,600    2,508,480
                                                                      ----------
                                                                       5,173,536
                                                                      ----------
   COMMERCIAL BANKS (4.7%)
   Hanmi Financial Corp.                                     95,900    1,721,405
   UCBH Holdings, Inc.                                      102,200    1,872,304
   Westcorp                                                  40,400    2,379,560
   Wintrust Financial Corp.                                  41,400    2,080,764
                                                                      ----------
                                                                       8,054,033
                                                                      ----------
   COMMERCIAL SERVICES & SUPPLIES (1.4%)
   CRA International, Inc.                 (a)               37,000    1,542,530
   Mine Safety Appliances Co.                                21,000      812,700
                                                                      ----------
                                                                       2,355,230
                                                                      ----------
   COMMUNICATIONS EQUIPMENT (1.5%)
   Avocent Corp.                           (a)               41,800    1,322,552
   Ixia                                    (a)               89,900    1,322,429
                                                                      ----------
                                                                       2,644,981
                                                                      ----------

   CONSTRUCTION MATERIALS (0.5%)
   Eagle Materials, Inc.                       (b)            7,600      922,412
                                                                      ----------
   ELECTRICAL EQUIPMENT (1.6%)
   Baldor Electric Co.                                       30,600      775,710
   Genlyte Group, Inc.                         (a)           40,300    1,937,624
                                                                      ----------
                                                                       2,713,334
                                                                      ----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (3.2%)
   FARO Technologies, Inc.                     (a)(b)        49,800      970,602
   FLIR Systems, Inc.                          (a)           47,800    1,413,924
   Global Imaging Systems, Inc.                (a)           38,400    1,307,520
   Trimble Navigation Ltd.                     (a)           52,300    1,761,987
                                                                      ----------
                                                                       5,454,033
                                                                      ----------
   ENERGY EQUIPMENT & SERVICES (8.6%)
   Atwood Oceanics, Inc.                       (a)           28,700    2,416,827
   Bronco Drilling Co., Inc.                   (a)           46,300    1,275,565
&  Cal Dive International, Inc.                (a)           51,200    3,246,592
   Dresser-Rand Group, Inc.                    (a)           36,600      901,458
&  Grant  Prideco, Inc.                        (a)           70,800    2,878,020
   Grey Wolf, Inc.                             (a)          158,200    1,333,626
   TETRA Technologies, Inc.                    (a)           82,500    2,575,650
                                                                      ----------
                                                                      14,627,738
                                                                      ----------
   HEALTH CARE EQUIPMENT & SUPPLIES (6.9%)
   ArthroCare Corp.                            (a)           40,000    1,608,800
   Cooper Cos., Inc. (The)                                   32,700    2,505,147
   Dade Behring Holdings, Inc.                               59,100    2,166,606
   Gen-Probe, Inc.                             (a)           17,400      860,430
   Immucor, Inc.                               (a)           57,000    1,564,080
   Integra LifeSciences Holdings Corp.         (a)           37,800    1,446,228
   SurModics, Inc.                             (a)(b)        40,600    1,570,814
                                                                      ----------
                                                                      11,722,105
                                                                      ----------
   HEALTH CARE PROVIDERS & SERVICES (6.4%)
   American Healthways, Inc.                   (a)(b)        52,700    2,234,480
   Matria Healthcare, Inc.                     (a)           22,600      853,150
   PRA International                           (a)           32,700      991,137
   SFBC International, Inc.                    (a)           20,100      892,239
&  Sierra Health Services, Inc.                (a)           49,000    3,374,630
   Symbion, Inc.                               (a)           32,500      840,775
   Ventiv Health, Inc.                         (a)           32,800      859,688
   WellCare Health Plans, Inc.                 (a)           22,600      837,330
                                                                      ----------
                                                                      10,883,429
                                                                      ----------
   HOTELS, RESTAURANTS & LEISURE (1.2%)
   Penn National Gaming, Inc.                  (a)           67,900    2,112,369
                                                                      ----------
   HOUSEHOLD DURABLES (11.7%)
   Beazer Homes USA, Inc.                      (b)           40,400    2,370,268
   Hovnanian Enterprises, Inc. Class A         (a)           44,600    2,283,520

&  Jarden Corp.                              (a)(b)          75,300    3,092,571
   M/I Homes, Inc.                                           23,200    1,258,832
   MDC Holdings, Inc.                                        26,719    2,107,862
&  Meritage Homes Corp.                      (a)             40,200    3,081,729
&  Ryland Group, Inc.                                        40,500    2,771,010
&  WCI Communities, Inc.                     (a)            104,500    2,964,665
                                                                      ----------
                                                                      19,930,457
                                                                      ----------
   INTERNET & CATALOG RETAIL (1.5%)
   Coldwater Creek, Inc.                     (a)            104,325    2,631,077
                                                                      ----------
   INTERNET SOFTWARE & SERVICES (1.0%)
   Digitas, Inc.                             (a)            144,000    1,635,840
                                                                      ----------
   MACHINERY (6.0%)
   A.S.V., Inc.                              (a)(b)          71,300    1,614,945
   Actuant Corp. Class A                                     35,000    1,638,000
   CLARCOR, Inc.                                             56,300    1,616,936
&  Terex Corp.                               (a)(b)          55,100    2,723,593
   Wabash National Corp.                                     21,300      418,758
   Wabtec                                                    81,000    2,209,680
                                                                      ----------
                                                                      10,221,912
                                                                      ----------
   MARINE (1.6%)
   Genco Shipping & Trading Ltd.             (a)(b)          39,900      760,893
   Kirby Corp.                               (a)             39,000    1,927,770
                                                                      ----------
                                                                       2,688,663
                                                                      ----------
   OIL, GAS & CONSUMABLE FUELS (10.2%)
   Alliance Resource Partners, LP            (b)             48,400    2,223,496
   Arch Coal, Inc.                           (b)             30,700    2,072,250
   Bois d'Arc Energy, Inc.                   (a)(b)          52,400      901,804
   Foundation Coal Holdings, Inc.                            24,500      942,025
   Giant Industries, Inc.                    (a)              9,100      532,714
   Holly Corp.                                                8,800      563,024
   InterOil Corp.                            (a)(b)          48,100    1,120,730
   James River Coal Co.                      (a)(b)          52,100    2,629,487
   Massey Energy Co.                                         46,700    2,384,969
   OMI Corp.                                 (b)             83,800    1,497,506
   Remington Oil & Gas Corp.                 (a)             61,700    2,560,550
                                                                      ----------
                                                                      17,428,555
                                                                      ----------
   PERSONAL PRODUCTS (1.1%)
   Chattem, Inc.                             (a)             54,400    1,931,201
                                                                      ----------
   PHARMACEUTICALS (0.6%)
   Bradley Pharmaceuticals, Inc.             (a)(b)          86,700      946,765
                                                                      ----------
   REAL ESTATE (0.9%)
   American Home Mortgage Investment Corp.                   50,000    1,515,000
                                                                      ----------
   ROAD & RAIL (2.0%)

   Knight Transportation, Inc.                              68,300     1,663,788
   Old Dominion Freight Line, Inc.              (a)         51,500     1,724,735
                                                                     -----------
                                                                       3,388,523
                                                                     -----------
   SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (2.7%)
   Diodes, Inc.                                 (a)         41,300     1,497,538
   Sigmatel, Inc.                               (a)         76,300     1,544,312
   Tessera Technologies, Inc.                   (a)(b)      54,100     1,618,131
                                                                     -----------
                                                                       4,659,981
                                                                     -----------
   SOFTWARE (2.8%)
   Epicor Software Corp.                        (a)         94,900     1,233,700
   FactSet Research Systems, Inc.                           45,150     1,591,086
   MICROS Systems, Inc.                         (a)         44,300     1,938,125
                                                                     -----------
                                                                       4,762,911
                                                                     -----------
   SPECIALTY RETAIL (7.1%)
   A.C. Moore Arts & Crafts, Inc.               (a)(b)      39,700       761,446
   Children's Place Retail Stores, Inc. (The)   (a)         50,200     1,789,128
   Electronics Boutique Holdings Corp.          (a)         35,200     2,211,968
   Guitar Center, Inc.                          (a)         45,700     2,523,097
   Hibbett Sporting Goods, Inc.                 (a)         66,975     1,490,194
&  Jos. A. Bank Clothiers, Inc.                 (a)(b)      61,300     2,649,386
   PETCO Animal Supplies, Inc.                  (a)         36,900       780,804
                                                                     -----------
                                                                      12,206,023
                                                                     -----------
   THRIFTS & MORTGAGE FINANCE (0.9%)
   Commercial Capital Bancorp, Inc.                         86,166     1,464,823
                                                                     -----------
   TRADING COMPANIES & DISTRIBUTORS (2.5%)
   Hughes Supply, Inc.                                      62,800     2,047,280
   MSC Industrial Direct Co. Class A                        69,700     2,311,949
                                                                     -----------
                                                                       4,359,229
                                                                     -----------
   Total Common Stocks
      (Cost $135,400,909)                                            167,429,846
                                                                     -----------

                                                           PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ----------   ---------
   SHORT-TERM INVESTMENTS (21.1%)

   CERTIFICATES OF DEPOSIT (0.8%)
   Skandinaviska Enskilda Banken AB
   3.96%, due 2/22/06                 (c)(d)              $1,411,440   1,411,440
                                                                       ---------
   Total Certificates of Deposit
      (Cost $1,411,440)                                                1,411,440
                                                                       ---------
   COMMERCIAL PAPER (6.8%)
   Clipper Receivables Corp.
   3.76%, due 10/6/05                 (c)                  1,005,231   1,005,231
   Compass Securitization LLC

   3.79%, due 10/24/05              (c)                   1,002,243    1,002,243
   Jupiter Securitization Corp.
   3.72%, due 10/12/05              (c)                     604,903      604,903
   Lexington Parker Capital Corp.
   3.80%, due 10/3/05               (c)                   1,006,894    1,006,894
   Liberty Street Funding Co.
   3.75%, due 10/31/05              (c)                     806,537      806,537
   Ranger Funding Co. LLC
   3.76%, due 10/24/05              (c)                     799,606      799,606
   Sheffiled Receivables Corp.
   3.79%, due 10/12/05              (c)                   1,008,171    1,008,171
   UBS Finance Delaware LLC
   3.86%, due 10/3/05                                     5,305,000    5,303,863
                                                                      ----------
   Total Commercial Paper
      (Cost $11,537,448)                                              11,537,448
                                                                      ----------

                                                                 SHARES
                                                                 ------
   INVESTMENT COMPANY (0.0%)             ++
   BGI Institutional Money Market Fund   (c)                     11,771   11,771
                                                                          ------
   Total Investment Company
      (Cost $11,771)                                                      11,771
                                                                          ------

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------    ---------
   TIME DEPOSITS (13.5%)
   Barclays
   3.70%, due 10/14/05                      (c)          $1,209,805    1,209,805
   BNP Paribas
   3.95%, due 10/3/05                       (c)           3,629,416    3,629,416
   Calyon
   3.75%, due 10/27/05                      (c)           2,016,342    2,016,342
   Credit Suisse First Boston Corporation
   3.74%, due 11/1/05                       (c)           1,411,439    1,411,439
   First Tennessee National Corporation
   3.70%, due 10/13/05                      (c)           1,411,439    1,411,439
   Fortis Bank
   3.75%, due 10/18/05                      (c)           3,024,513    3,024,513
   HBOS Halifax Bank of Scotland
   3.75%, due 11/1/05                       (c)           1,411,439    1,411,439
   Lloyds TSB Bank
   3.76%, due 10/28/05                      (c)           1,008,172    1,008,172
   Marshall & Ilsley Bank
   3.97%, due 12/29/05                      (c)           1,613,074    1,613,074
   Regions Bank
   3.76%, due 10/21/05                      (c)           1,411,439    1,411,439
   Societe Generale
   3.77%, due 11/1/05                       (c)           3,427,782    3,427,782
   Wells Fargo & Co.
   3.77%, due 10/20/05                      (c)           1,411,439    1,411,439
                                                                       ---------
   Total Time Deposits

      (Cost $22,986,299)                                           22,986,299
                                                                 ------------
   Total Short-Term Investments
      (Cost $35,946,958)                                           35,946,958
                                                                 ------------
   Total Investments
      (Cost $171,347,867)         (e)                   119.1%    203,376,804(f)
   Liabilities in Excess of
      Cash and Other Assets                             (19.1)    (32,559,999)
                                                       ------    ------------
   Net Assets                                           100.0%   $170,816,805
                                                       ======    ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at September 30, 2005.

(e)  The cost for federal income tax purposes is $171,643,035.

(f) At September 30, 2005 net unrealized appreciation was $31,733,769, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $35,845,339 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,111,570.

MAINSTAY VP TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2005 unaudited

                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
   LONG-TERM BONDS (29.0%)                         +
   ASSET-BACKED SECURITIES (1.3%)

   CONSUMER FINANCE (0.5%)
   BMW Vehicle Owner Trust
   Series 2003-A, Class A3
   1.94%, due 2/25/07                                    $   81,885   $   81,722
   Harley-Davidson Motorcycle Trust
   Series 2004-1, Class A2
   2.53%, due 11/15/11                                    1,650,000    1,599,000
   Volkswagen Auto Loan Enhanced Trust
   Series 2003-2, Class A3
   2.27%, due 10/22/07                                    1,035,394    1,026,961
                                                                      ----------
                                                                       2,707,683
                                                                      ----------
   CONSUMER LOANS (0.2%)
   Atlantic City Electric Transition Funding LLC
   Series 2002-1, Class A4
   5.55%, due 10/20/23                                      850,000      895,862
                                                                      ----------
   DIVERSIFIED FINANCIAL SERVICES (0.4%)
   Capital One Master Trust
   Series 2001-5, Class A
   5.30%, due 6/15/09                                       480,000      483,304
   Merrill Lynch Mortgage Trust
   Series 2004-BPC1, Class A5
   4.855%, due 10/12/41                                   1,530,000    1,511,658
                                                                      ----------
                                                                       1,994,962
                                                                      ----------
   ELECTRIC (0.0%)                                 ++
   AES Eastern Energy, L.P.
   Series 1999-A
   9.00%, due 1/2/17                                         83,464       97,236
                                                                      ----------
   MULTI-UTILITIES & UNREGULATED POWER (0.2%)
   Public Service of New Hampshire Funding LLC
   Series 2002-1, Class A
   4.58%, due 2/1/10                                        973,105      973,381
                                                                      ----------
   THRIFTS & MORTGAGE FINANCE (0.0%)               ++
   Vanderbilt Mortgage Finance
   Series 1999-B, Class 1A4
   6.545%, due 4/7/18                                        97,086       97,707
                                                                      ----------
   Total Asset-Backed Securities
      (Cost $6,815,434)                                                6,766,831
                                                                      ----------
   CORPORATE BONDS (5.0%)

   AEROSPACE & DEFENSE (0.1%)
   Sequa Corp.
   8.875%, due 4/1/08                                        45,000       46,800
   9.00%, due 8/1/09                                         15,000       15,900
   United Technologies Corp.

   5.40%, due 5/1/35                                         445,000     444,599
                                                                       ---------
                                                                         507,299
                                                                       ---------
   AGRICULTURE (0.2%)
   Cargill, Inc.
   4.375%, due 6/1/13                       (a)              460,000     442,907
   5.00%, due 11/15/13                      (a)              580,000     578,821
                                                                       ---------
                                                                       1,021,728
                                                                       ---------
   AIRLINES (0.1%)
   Delta Air Lines, Inc.
   8.30%, due 12/15/29                      (b)              105,000      18,900
   Southwest Airlines Co.
   5.125%, due 3/1/17                                        545,000     515,345
                                                                       ---------
                                                                         534,245
                                                                       ---------
   AUTO PARTS & EQUIPMENT (0.0%)            ++
   Collins & Aikman Products Co.
   12.875%, due 8/15/12                     (a)(b)            50,000       5,375
   Goodyear Tire & Rubber Co. (The)
   12.50%, due 3/1/11                                         55,000      61,187
                                                                       ---------
                                                                          66,562
                                                                       ---------
   AUTOMOBILES (0.0%)                       ++
   DaimlerChrysler North American
   Holding Corp.
   6.50%, due 11/15/13                                       125,000     132,161
                                                                       ---------
   CHEMICALS (0.1%)
   Equistar Chemicals, L.P.
   7.55%, due 2/15/26                       (c)               55,000      52,731
   Lyondell Chemical Co.
   9.50%, due 12/15/08                                       175,000     183,312
   10.50%, due 6/1/13                                         50,000      56,500
   Millennium America, Inc.
   7.625%, due 11/15/26                                       75,000      71,719
   Terra Capital, Inc.
   12.875%, due 10/15/08                                      60,000      70,800
                                                                       ---------
                                                                         435,062
                                                                       ---------
   COMMERCIAL SERVICES & SUPPLIES (0.0%)    ++
   Circus Circus Enterprise
   7.00%, due 11/15/36                                       105,000     108,544
                                                                       ---------
   COMPUTERS (0.0%)                         ++
   SunGard Data Systems, Inc.
   3.75%, due 1/15/09                                         35,000      32,112
   8.525%, due 8/15/13                      (a)(c)(d)          5,000       5,175
   9.125%, due 8/15/13                      (a)               25,000      25,906
   10.25%, due 8/15/15                      (a)(c)            30,000      30,375
                                                                       ---------
                                                                          93,568
                                                                       ---------
   CONSUMER FINANCE (0.3%)
   HSBC Finance Corp.
   4.75%, due 4/15/10                                        520,000     518,009
   5.00%, due 6/30/15                                        905,000     890,056
                                                                       ---------
                                                                       1,408,065
                                                                       ---------
   DIVERSIFIED FINANCIAL SERVICES (0.8%)
   Bear Stearns Cos., Inc. (The)
   4.00%, due 1/31/08                                        580,000     571,976
   Citigroup, Inc.
   5.00%, due 9/15/14                                        700,000     696,221
   FGIC Corp.

   6.00%, due 1/15/34                (a)                     780,000     801,930
   General Motors Acceptance Corp.
   5.625%, due 5/15/09                                        30,000      27,503
   6.75%, due 12/1/14                (c)                      45,000      39,143
   8.00%, due 11/1/31                                         95,000      82,951
   J Paul Getty Trust Series 2003
   5.875%, due 10/1/33                                       435,000     453,063
   JP Morgan Chase Capital XVII
   5.85%, due 8/1/35                                         150,000     146,899
   Morgan Stanley
   3.625%, due 4/1/08                                        285,000     278,210
   NiSource Finance Corp.
   5.45%, due 9/15/20                                        290,000     283,675
   Rainbow National Services LLC
   8.75%, due 9/1/12                 (a)                      50,000      53,312
   Residential Capital Corp.
   6.375%, due 6/30/10               (a)                     505,000     511,605
                                                                       ---------
                                                                       3,946,488
                                                                       ---------
   DIVERSIFIED TELECOMMUNICATION
      SERVICES (0.2%)
   Ameritech Capital Funding Corp.
   6.25%, due 5/18/09                                        220,000     229,025
   MCI, Inc.
   6.908%, due 5/1/07                                        282,000     284,115
   Qwest Corp.
   7.125%, due 11/15/43                                       15,000      12,694
   SBC Communications, Inc.
   4.125%, due 9/15/09                                       410,000     399,663
                                                                       ---------
                                                                         925,497
                                                                       ---------
   ELECTRIC (0.0%)                   ++
   AES Corp. (The)
   9.00%, due 5/15/15                (a)                      85,000      93,288
   Calpine Corp.
   8.50%, due 7/15/10                (a)(c)                   76,000      54,340
   PSEG Energy Holdings LLC
   8.625%, due 2/15/08                                        35,000      36,575
                                                                       ---------
                                                                         184,203
                                                                       ---------
   ELECTRIC UTILITIES (0.5%)
   Kiowa Power Partners LLC
   5.737%, due 3/30/21               (a)                     640,000     635,059
   PS&G Power LLC
   6.875%, due 4/15/06                                     1,260,000   1,275,049
   Tenaska Virginia Partners, LP
   6.119%, due 3/30/24               (a)                     371,739     384,623
                                                                       ---------
                                                                       2,294,731
                                                                       ---------
   ELECTRICAL EQUIPMENT (0.1%)
   Emerson Electric Co.
   6.00%, due 8/15/32                                        520,000     565,486
                                                                       ---------
   ENVIRONMENTAL CONTROL (0.0%)      ++
   Geo Sub Corp.
   11.00%, due 5/15/12                                        50,000      50,250
                                                                       ---------
   FOOD & STAPLES RETAILING (0.3%)
   CVS Corp.
   5.298%, due 1/11/27               (a)                     422,424     426,508
   5.789%, due 1/10/26               (a)                      71,971      75,535
   Safeway, Inc.
   4.95%, due 8/16/10                                        330,000     322,375
   Wal-Mart Stores, Inc.

   4.50%, due 7/1/15                                          25,000      24,188
   5.25%, due 9/1/35                                         800,000     774,188
                                                                       ---------
                                                                       1,622,794
                                                                       ---------
   GAS UTILITIES (0.1%)
   Energy Transfer Partners, L.P.
   5.95%, due 2/1/15                                         500,000     497,480
                                                                       ---------
   HEALTH CARE EQUIPMENT & SUPPLIES (0.0%)   ++
   Fisher Scientific International, Inc.
   6.75%, due 8/15/14                                         45,000      47,138
                                                                       ---------
   HEALTH CARE PROVIDERS & SERVICES (0.4%)
   HCA, Inc.
   8.36%, due 4/15/24                                         80,000      85,830
   8.75%, due 9/1/10                                          85,000      93,874
   Highmark, Inc.
   6.80%, due 8/15/13                        (a)             835,000     909,010
   Medco Health Solutions, Inc.
   7.25%, due 8/15/13                                        935,000   1,030,454
                                                                       ---------
                                                                       2,119,168
                                                                       ---------
   HOTELS, RESTAURANTS & LEISURE (0.1%)
   Caesars Entertainment, Inc.
   9.375%, due 2/15/07                                        85,000      89,675
   MGM Mirage, Inc.
   6.75%, due 9/1/12                                          20,000      20,325
   7.25%, due 10/15/06                                         5,000       5,088
   8.375%, due 2/1/11                                         35,000      37,625
   8.50%, due 9/15/10                                         55,000      59,813
   Mohegan Tribal Gaming Authority
   6.375%, due 7/15/09                                        70,000      70,000
   Starwood Hotel & Resorts
   7.375%, due 11/15/15                                       40,000      43,400
                                                                       ---------
                                                                         325,926
                                                                       ---------
   HOUSEHOLD DURABLES (0.1%)
   Beazer Homes USA, Inc.
   6.875%, due 7/15/15                       (a)             305,000     295,850
                                                                       ---------
   INSURANCE (0.2%)
   Crum & Forster Holdings Corp.
   10.375%, due 6/15/13                                       45,000      49,163
   Fund American Cos., Inc.
   5.875%, due 5/15/13                                       675,000     675,119
   Phoenix Life Insurance Co.
   7.15%, due 12/15/34                       (a)             115,000     114,008
                                                                       ---------
                                                                         838,290
                                                                       ---------
   IRON & STEEL (0.0%)                       ++
   United States Steel LLC
   10.75%, due 8/1/08                                         55,000      61,875
                                                                       ---------
   MEDIA (0.5%)
   Clear Channel Communications, Inc.
   5.50%, due 9/15/14                                        400,000     385,545
   Houghton Mifflin Co.
   7.20%, due 3/15/11                                         70,000      72,363
   MediaNews Group Inc.
   6.375%, due 4/1/14                                         65,000      62,400
   Morris Publishing Group LLC
   7.00%, due 8/1/13                                          50,000      49,500
   Reed Elsevier Capital, Inc.

   4.625%, due 6/15/12                                       365,000     354,576
   Time Warner Entertainment Co., LP
   10.15%, due 5/1/12                                      1,180,000   1,480,021
   Ziff Davis Media, Inc.
   9.693%, due 5/1/12                     (d)                 45,000      44,325
                                                                       ---------
                                                                       2,448,730
                                                                       ---------
   MULTILINE RETAIL (0.3%)
   Dayton Hudson Co.
   8.60%, due 1/15/12                                        370,000     442,692
   Kohl's Corp.
   6.00%, due 1/15/33                                      1,100,000   1,104,297
                                                                       ---------
                                                                       1,546,989
                                                                       ---------
   OIL & GAS (0.1%)
   Enterprise Products Operating, LP
   Series B
   6.65%, due 10/15/34                                       525,000     538,686
   Forest Oil Corp.
   8.00%, due 12/15/11                                        60,000      66,300
   Newfield Exploration Co.
   8.375%, due 8/15/12                                        30,000      32,400
   Pride International, Inc.
   7.375%, due 7/15/14                                        35,000      38,019
   Vintage Petroleum, Inc.
   8.25%, due 5/1/12                                          30,000      32,100
                                                                       ---------
                                                                         707,505
                                                                       ---------
   PACKAGING & CONTAINERS (0.0%)          ++
   Owens-Brockway Glass Container, Inc.
   7.75%, due 5/15/11                                         45,000      46,800
   8.875%, due 2/15/09                                        45,000      47,250
   Owens-Illinois, Inc.
   8.10%, due 5/15/07                     (c)                 45,000      46,125
                                                                       ---------
                                                                         140,175
                                                                       ---------
   PAPER & FOREST PRODUCTS (0.1%)
   Georgia-Pacific Corp.
   8.875%, due 2/1/10                                         50,000      55,750
   9.375%, due 2/1/13                                         80,000      89,200
   OMX Timber Finance Investments LLC
   Series 1
   5.42%, due 1/29/20                     (a)                255,000     256,961
   Pope & Talbot, Inc.
   8.375%, due 6/1/13                                         45,000      43,200
                                                                       ---------
                                                                         445,111
                                                                       ---------
   PERSONAL PRODUCTS (0.1%)
   Estee Lauder Cos., Inc. (The)
   5.75%, due 10/15/33                                       370,000     385,302
                                                                       ---------
   PIPELINES (0.0%)                        ++
   ANR Pipeline Co.
   9.625%, due 11/1/21                                        40,000      49,282
   El Paso Production Holding Co.
   7.75%, due 6/1/13                                          70,000      73,150
   Pacific Energy Partners, LP
   7.125%, due 6/15/14                                        45,000      46,688
   Williams Cos., Inc.
   7.875%, due 9/1/21                                         65,000      71,500
                                                                       ---------
                                                                         240,620
                                                                       ---------
   REAL ESTATE (0.2%)

   American Real Estate Partners, L.P.
   8.125%, due 6/1/12                                        90,000       94,500
   CB Richard Ellis Services, Inc.
   9.75%, due 5/15/10                                        75,000       82,688
   iStar Financial, Inc.
   6.50%, due 12/15/13                                      515,000      530,833
   OMEGA Healthcare Investors, Inc.
   7.00%, due 4/1/14                                         70,000       70,700
                                                                      ----------
                                                                         778,721
                                                                      ----------
   RETAIL (0.0%)                              ++
   Toys "R" Us, Inc.
   7.625%, due 8/1/11                                        65,000       59,150
                                                                      ----------
   SEMICONDUCTORS (0.0%)                      ++
   MagnaChip Semiconductor SA/MagnaChip
      Semiconductor Finance Co.
   7.12%, due 12/15/11                        (d)           100,000       99,000
   8.00%, due 12/15/14                        (c)            85,000       78,200
                                                                      ----------
                                                                         177,200
                                                                      ----------
   SOFTWARE (0.0%)                            ++
   Computer Associates International, Inc.
   4.75%, due 12/1/09                         (a)           150,000      147,168
                                                                      ----------
   TELECOMMUNICATIONS (0.1%)
   Dobson Cellular Systems
   8.443%, due 11/1/11                        (d)            35,000       36,269
   PanAmSat Corp.
   9.00%, due 8/15/14                                        32,000       33,760
   Qwest Communications International, Inc.
   7.25%, due 2/15/11                                        45,000       43,819
   Qwest Corp.
   7.25%, due 9/15/25                                        30,000       27,975
   8.875%, due 3/15/12                                       20,000       21,850
   Qwest Services Corp.
   13.50%, due 12/15/10                                      40,000       45,800
   Triton PCS, Inc.
   8.50%, due 6/1/13                          (c)            40,000       38,100
                                                                      ----------
                                                                         247,573
                                                                      ----------
   Total Corporate Bonds
      (Cost $25,227,666)                                              25,406,654
                                                                      ----------
   FOREIGN BONDS (1.8%)

   BEVERAGES (0.4%)
   Bavaria S.A.
   8.875%, due 11/1/10                        (a)           240,000      264,720
   CIA Brasileira de Bebidas
   10.50%, due 12/15/11                                   1,355,000    1,690,363
   Coca-Cola HBC Finance BV
   5.125%, due 9/17/13                                      245,000      247,330
                                                                      ----------
                                                                        2,202,413
                                                                      ----------
   BUILDING PRODUCTS (0.0%)                   ++
   Votorantim Overseas III
   7.875%, due 1/23/14                        (a)           100,000      104,500
                                                                      ----------
   CHEMICALS (0.0%)                           ++
   Invista S.S.R.L
   9.25%, due 5/1/12                          (a)            75,000       81,563
                                                                      ----------
   DIVERSIFIED FINANCIAL SERVICES (0.1%)
   Tengizchevroil LLP

   6.124%, due 11/15/14                            (a)       230,000     235,175
   TNB Capital (L) Ltd.
   5.25%, due 5/5/15                               (a)       210,000     210,335
                                                                       ---------
                                                                         445,510
                                                                       ---------
   DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
   Telefonos de Mexico S.A. de C.V
   4.50%, due 11/19/08                                       420,000     414,573
   5.50%, due 1/27/15                                        255,000     250,790
                                                                       ---------
                                                                         665,363
                                                                       ---------
   ELECTRIC UTILITIES (0.1%)
   Singapore Powerassets Ltd.
   5.00%, due 10/22/13                             (a)       360,000     362,885
                                                                       ---------
   ELECTRICAL EQUIPMENT (0.1%)
   LG Electronics, Inc.
   5.00%, due 6/17/10                              (a)       305,000     300,666
                                                                       ---------
   FOREIGN GOVERNMENTS (0.4%)
   Province of Quebec
   5.00%, due 7/17/09                                        920,000     934,369
   Russian Federation
   5.00%, due 3/31/30                                        735,000     844,515
   United Mexican States
   8.125%, due 12/30/19                                      350,000     424,375
                                                                       ---------
                                                                       2,203,259
                                                                       ---------
   GOVERNMENT AGENCIES (0.1%)
   Aries Vermoegensverwaltungs GmbH
   Series C
   9.60%, due 10/25/14                             (a)       250,000     330,000
                                                                       ---------
   HOTELS, RESTAURANTS & LEISURE (0.1%)
   Royal Caribbean Cruises Ltd.
   6.875%, due 12/1/13                                       300,000     311,250
                                                                       ---------
   INDUSTRIAL CONGLOMERATES (0.0%)                 ++
   Stena AB
   9.625%, due 12/1/12                                        45,000      48,825
                                                                       ---------
   INSURANCE (0.1%)
   Nippon Life Insurance Co.
   4.875%, due 8/9/10                              (a)       250,000     247,659
                                                                       ---------
   MEDIA (0.0%)                                    ++
   CanWest Media, Inc.
   8.00%, due 9/15/12                                         45,000      47,756
                                                                       ---------
   METALS & MINING (0.2%)
   Alcan, Inc.
   5.00%, due 6/1/15                                         475,000     467,120
   Citigroup, Inc. (JSC Severstal)
   Series REGS
   9.25%, due 4/19/14                                        244,000     270,157
   Corporation Nacional del Cobre-Codelco, Inc.
   5.50%, due 10/15/13                             (a)       475,000     487,443
                                                                       ---------
                                                                       1,224,720
                                                                       ---------
   OIL & GAS (0.1%)
   Gazprom International S.A
   7.201%, due 2/1/20                              (a)       400,000     438,000
                                                                       ---------

   PACKAGING & CONTAINERS (0.0%)                     ++
   Crown European Holdings S.A
   10.875%, due 3/1/13                                        25,000      29,000
                                                                       ---------
   PAPER & FOREST PRODUCTS (0.0%)                    ++
   Norske Skog Canada Ltd.
   Series D
   8.625%, due 6/15/11                                        20,000      20,100
                                                                       ---------
   TELECOMMUNICATIONS (0.0%)                         ++
   Millicom International Cellular S.A
   10.00%, due 12/1/13                                        60,000      61,950
                                                                       ---------
   TRANSPORTATION (0.0%)                             ++
   Grupo Transportacion Ferroviaria Mexicana S.A.
      de CV
   12.50%, due 6/15/12                                       115,000     133,400
                                                                       ---------
   Total Foreign Bonds
      (Cost $8,470,446)                                                9,258,819
                                                                       ---------

   COMMERCIAL MORTGAGE LOANS (COLLATERALIZED
      MORTGAGE OBLIGATIONS) (0.9%)

   COMMERCIAL BANKS (0.1%)
   Wachovia Bank Commercial Mortgage Trust
   Series 2004-C14, Class A1
   3.477%, due 8/15/41                                       327,826     320,441
                                                                       ---------
   COMMERCIAL MORTGAGE LOANS (0.1%)
   Citigroup Commercial Mortgage Trust
   Series 2004-C2, Class A5
   4.733%, due 10/15/41                                      760,000     745,615
                                                                       ---------
   DIVERSIFIED FINANCIAL SERVICES (0.1%)
   Morgan Stanley Capital I
   Series 2003-IQ5, Class A1
   3.02%, due 4/15/38                                        591,644     575,173
                                                                       ---------
   THRIFTS & MORTGAGE FINANCE (0.6%)
   Banc of America Commercial Mortgage, Inc.
   Series 2001-PB1, Class A1
   4.907%, due 5/11/35                                       336,876     337,356
   LB-UBS Commercial Mortgage Trust
   Series 2004-C2, Class A2
   3.246%, due 3/15/29                                     1,050,000   1,002,079
   Series 2004-C7, Class A1
   3.65%, due 10/15/29                                       933,488     913,293
   Merrill Lynch Mortgage Trust
   Series 2004-MKB1, Class A1
   3.563%, due 2/12/42                                       825,092     806,562
                                                                       ---------
                                                                       3,059,290
                                                                       ---------
   Total Commercial Mortgage Loans (Collateralized
      Mortgage Obligations)
      (Cost $4,800,857)                                                4,700,519
                                                                       ---------
   CONVERTIBLE BONDS (0.0%)                          ++

   HEALTH CARE-SERVICES (0.0%)                       ++
   Laboratory Corp. of America Holdings
      (zero coupon), due 9/11/21                              30,000      22,125
                                                                       ---------
   Total Convertible Bonds
      (Cost $22,397)                                                      22,125
                                                                       ---------

   U.S. GOVERNMENT & FEDERAL AGENCIES
      (19.6%)

   FEDERAL HOME LOAN MORTGAGE CORPORATION
      (0.3%)
   4.344%, due 3/1/35                            (d)(m)   1,376,779    1,358,619
                                                                      ----------
   FEDERAL HOME LOAN MORTGAGE CORPORATION
   (MORTGAGE PASS-THROUGH SECURITIES)
   (1.1%)
   3.00%, due 8/1/10                             (m)        416,026      396,918
   5.00%, due 10/1/20                         TBA(e)      1,065,000    1,062,005
   5.00%, due 8/1/33                             (m)        700,397      687,107
   5.00%, due 11/1/34                         TBA(e)        755,000      737,777
   5.50%, due 10/1/35                         TBA(e)      3,145,000    3,142,052
                                                                      ----------
                                                                       6,025,859
                                                                      ----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (4.7%)
   4.00%, due 9/2/08                             (c)      2,380,000    2,344,229
   4.50%, due 4/1/18                             (m)        811,835      796,383
   4.625%, due 5/1/13                                       870,000      855,558
   4.75%, due 1/2/07                                      3,445,000    3,455,511
   5.125%, due 1/2/14                                       545,000      553,375
   5.25%, due 8/1/12                                      1,845,000    1,895,435
   5.50%, due 5/2/06 - 11/1/33                   (m)      9,019,127    9,092,003
   6.25%, due 2/1/11                                        435,000      464,865
   6.50%, due 6/1/31 - 8/1/31                    (m)        821,917      847,318
   6.625%, due 9/15/09                                    2,565,000    2,756,405
   7.00%, due 2/1/32 - 4/1/32                    (m)        777,875      814,269
                                                                      ----------
                                                                      23,875,351
                                                                      ----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION
      (COLLATERALIZED MORTGAGE OBLIGATIONS)
      (0.1%)
   6.32%, due 8/15/08                                       496,428      513,544
                                                                      ----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION
      (MORTGAGE PASS-THROUGH SECURITIES)
      (8.0%)
   4.50%, due 7/1/18                             (m)      6,445,225    6,322,555
   4.50%, due 10/1/20                         TBA(e)        850,000      832,203
   5.00%, due 10/1/35                         TBA(e)      3,215,000    3,146,681
&  5.50%, due 10/1/20                         TBA(e)      8,640,000    8,764,200
   5.50%, due 12/1/33                            (m)      1,540,242    1,540,956
&  5.50%, due 10/1/35                         TBA(e)      7,325,000    7,320,422
&  6.00%, due 10/1/35                         TBA(e)     10,925,000   11,105,940
   6.50%, due 10/1/31                            (m)        466,783      481,209
   7.50%, due 8/1/31                             (m)        866,377      917,023
                                                                      ----------
                                                                      40,431,189
                                                                      ----------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      (0.2%)
   6.00%, due 4/15/29                            (m)        704,867      722,978
   7.50%, due 12/15/23                                       80,852       86,406
   7.50%, due 11/15/28                           (m)        219,250      233,197
                                                                      ----------
                                                                       1,042,581
                                                                      ----------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      (MORTGAGE PASS-THROUGH SECURITIES)
      (0.4%)
   6.00%, due 8/15/32                            (m)      1,535,735    1,573,455
   7.50%, due 12/15/28                           (m)        541,029      575,697
                                                                      ----------
                                                                       2,149,152
                                                                      ----------
   U.S. TREASURY BOND (2.2%)
   5.375%, due 2/15/31                           (c)      2,065,000    2,313,444
   6.00%, due 2/15/26                            (c)      2,350,000    2,771,531
   6.25%, due 8/15/23                                     2,200,000    2,630,632
   6.875%, due 8/15/25                                    1,205,000    1,553,415
   7.50%, due 11/15/16                                      990,000    1,253,046
   8.75%, due 8/15/20                                       580,000      839,437
                                                                      ----------
                                                                      11,361,505
                                                                      ----------
   U.S. TREASURY NOTE (2.6%)
   2.625%, due 11/15/06                                     770,000      757,367
   3.375%, due 2/15/08                           (c)      5,525,000    5,425,290

   3.875%, due 9/15/10                                   2,005,000     1,976,647
   6.00%, due 8/15/09                                    4,760,000     5,062,151
                                                                     -----------
                                                                      13,221,455
                                                                     -----------
   Total U.S. Government & Federal
      Agencies
      (Cost $100,199,794)                                             99,979,255
                                                                     -----------
   MUNICIPAL BONDS (0.1%)
   TEXAS (0.1%)
   Harris County Texas Industrial
   Development Corp.
   Solid Waste Deer Park
   5.683%, due 3/1/23                   (d)                395,000       401,150
                                                                     -----------
   Total Municipal Bonds
      (Cost $395,000)                                                    401,150
                                                                     -----------
   YANKEE BONDS (0.2%)                  (g)
   ENERGY EQUIPMENT & SERVICES (0.0%)   ++
   Petroleum Geo-Services ASA
   10.00%, due 11/5/10                                      60,000        67,200
                                                                     -----------
   INSURANCE (0.2%)
   Fairfax Financial Holdings Ltd.
   7.375%, due 4/15/18                  (c)                 10,000         8,650
   7.75%, due 4/26/12                   (c)                 40,000        38,400
   8.30%, due 4/15/26                   (c)                 10,000         8,650
   Montpelier Re Holdings Ltd.
   6.125%, due 8/15/13                                     840,000       845,190
                                                                     -----------
                                                                         900,890
                                                                     -----------
   MEDIA (0.0%)                         ++
   Rogers Cablesystems Ltd.
   11.00%, due 12/1/15                                      65,000        68,819
                                                                     -----------
   Total Yankee Bonds
      (Cost $1,038,088)                                                1,036,909
                                                                     -----------
   LOAN PARTICIPATIONS (0.1%)
   AUTO PARTS & EQUIPMENT (0.1%)
   Goodyear Tire & Rubber Co. (The)
   5.89%, due 4/30/10                   (d)(f)             175,000       177,078
                                                                     -----------
   Total Loan Participations
      (Cost $175,000)                                                    177,078
                                                                     -----------
   Total Long-Term Bonds
     (Cost $147,144,682)                                             147,749,340
                                                                     -----------

                                                          NUMBER OF
                                                        CONTRACTS (j)
                                                        -------------
   PURCHASED CALL OPTION (0.1%)
   PHARMACEUTICALS (0.1%)
   Pfizer, Inc.
   Strike Price $25.00
   Expire 12/17/05                                              1,766    203,090
   Expire 1/21/06                                                 521     72,940
                                                                         -------
   Total Purchased Call Option
      (Premium $235,171)                                                 276,030
                                                                         -------

                                                              SHARES
                                                              ------
   COMMON STOCKS (69.2%)
   ADVERTISING (0.5%)
   Omnicom Group, Inc.                  (c)                   31,800   2,659,434
                                                                       ---------

   AEROSPACE & DEFENSE (2.3%)
   L-3 Communications Holdings, Inc.                         41,800    3,305,126
   Northrop Grumman Corp.                                    59,900    3,255,565
   Raytheon Co.                                              47,000    1,786,940
   United Technologies Corp.                                 64,500    3,343,680
                                                                      ----------
                                                                      11,691,311
                                                                      ----------
   APPAREL (1.3%)
   Coach, Inc.                                (h)           117,500    3,684,800
   Nike, Inc. Class B                                        38,900    3,177,352
                                                                      ----------
                                                                       6,862,152
                                                                      ----------
   AUTO MANUFACTURERS (0.2%)
   Navistar International Corp.               (h)            29,971      971,960
                                                                      ----------
   BANKS (3.1%)
   Bank of America Corp.                      (c)           127,200    5,355,120
   PNC Financial Services Group, Inc. (The)                  33,500    1,943,670
   State Street Corp.                                        63,900    3,125,988
   U.S. Bancorp                                              98,700    2,771,496
   Wachovia Corp.                                            55,800    2,655,522
                                                                      ----------
                                                                      15,851,796
                                                                      ----------
   BEVERAGES (0.3%)
   PepsiCo, Inc.                                             28,100    1,593,551
                                                                      ----------
   BIOTECHNOLOGY (1.3%)
   Amgen, Inc.                                (h)            49,600    3,951,632
   Genentech, Inc.                            (h)            31,800    2,677,878
                                                                      ----------
                                                                       6,629,510
                                                                      ----------
   BUILDING PRODUCTS (0.7%)
   American Standard Cos., Inc.                              73,000    3,398,150
                                                                      ----------
   CHEMICALS (0.7%)
   Praxair, Inc.                                             73,200    3,508,476
                                                                      ----------
   COAL (0.6%)
   Peabody Energy Corp.                                      34,600    2,918,510
                                                                      ----------
   COMPUTERS (3.8%)
   Apple Computer, Inc.                       (h)            64,800    3,473,928
   Computer Sciences Corp.                    (c)(h)         68,300    3,231,273
   Dell, Inc.                                 (h)            88,200    3,016,440
   EMC Corp.                                  (h)           148,700    1,924,178
   International Business Machines Corp.                     63,400    5,085,948
   Lexmark International, Inc.                (h)            23,000    1,404,150
   Research In Motion Ltd.                    (h)            16,000    1,094,400
                                                                      ----------
                                                                      19,230,317
                                                                      ----------
   DIVERSIFIED FINANCIAL SERVICES (4.5%)
   American Express Co.                                      54,500    3,130,480
   Capital One Financial Corp.                               36,400    2,894,528
&  Citigroup, Inc.                                          167,200    7,610,944
   Goldman Sachs Group, Inc. (The)                           19,200    2,334,336
   JPMorgan Chase & Co.                                      77,984    2,645,997
   Merrill Lynch & Co., Inc.                                 49,800    3,055,230
   Morgan Stanley                                            25,500    1,375,470
                                                                      ----------
                                                                      23,046,985
                                                                      ----------
   ELECTRIC (0.9%)
   DTE Energy Co.                                            27,700    1,270,322

   Energy East Corp.                                         78,600    1,979,934
   FirstEnergy Corp.                                         28,900    1,506,268
                                                                      ----------
                                                                       4,756,524
                                                                      ----------
   ELECTRONICS (0.6%)
   Fisher Scientific International, Inc.           (h)       50,500    3,133,525
                                                                      ----------
   FOOD (1.7%)
   Cadbury Schweppes PLC ADR                       (i)       59,000    2,403,070
   General Mills, Inc.                                       69,100    3,330,620
   Kroger Co. (The)                                (h)      151,600    3,121,444
                                                                      ----------
                                                                       8,855,134
                                                                      ----------
   HEALTH CARE SERVICES (3.3%)
   Coventry Health Care, Inc.                      (h)       22,500    1,935,450
   HCA, Inc.                                                 24,900    1,193,208
   Quest Diagnostics, Inc.                                   60,000    3,032,400
   UnitedHealth Group, Inc.                                 101,600    5,709,920
   WellPoint, Inc.                                 (h)       63,300    4,799,406
                                                                      ----------
                                                                      16,670,384
                                                                      ----------
   HEALTH CARE-PRODUCTS (0.7%)
   Johnson & Johnson                                         55,100    3,486,728
                                                                      ----------
   HOME BUILDERS (2.0%)
   Centex Corp.                                              47,500    3,067,550
   D.R. Horton, Inc.                                         99,833    3,615,951
   Lennar Corp. Class A                            (c)       56,000    3,346,560
                                                                      ----------
                                                                      10,030,061
                                                                      ----------
   HOME FURNISHINGS (0.5%)
   Harman International Industries, Inc.           (c)       24,500    2,505,615
                                                                      ----------
   HOUSEHOLD PRODUCTS & WARES (0.7%)
   Kimberly-Clark Corp.                                      56,500    3,363,445
                                                                      ----------
   INSURANCE (2.8%)
   AFLAC, Inc.                                               43,800    1,984,140
   Allstate Corp. (The)                                      36,800    2,034,672
   Hartford Financial Services Group, Inc. (The)   (c)       33,700    2,600,629
   PMI Group, Inc. (The)                                     72,600    2,894,562
   Prudential Financial, Inc.                                40,100    2,709,156
   St. Paul Travelers Cos., Inc. (The)                       49,800    2,234,526
                                                                      ----------
                                                                      14,457,685
                                                                      ----------
   INTERNET (0.3%)
   eBay, Inc.                                      (h)       32,500    1,339,000
                                                                      ----------
   LEISURE TIME (1.2%)
   Brunswick Corp.                                           40,300    1,520,519
   Carnival Corp.                                  (c)       37,400    1,869,252
   Harley-Davidson, Inc.                                     57,100    2,765,924
                                                                      ----------
                                                                       6,155,695
                                                                      ----------
   MEDIA (1.1%)
   Gannett Co., Inc.                               (c)       25,400    1,748,282
   Time Warner, Inc.                                        207,800    3,763,258
                                                                      ----------
                                                                       5,511,540
                                                                      ----------
   MINING (1.2%)
   Alcoa, Inc.                                              103,500    2,527,470
   Inco Ltd.                                       (c)       78,000    3,693,300
                                                                      ----------
                                                                       6,220,770
                                                                      ----------

   MISCELLANEOUS - MANUFACTURING (2.3%)
   3M Co.                                                    36,700    2,692,312
   Danaher Corp.                             (c)             57,800    3,111,374
   General Electric Co.                                      95,200    3,205,384
   Illinois Tool Works, Inc.                                 35,000    2,881,550
                                                                      ----------
                                                                      11,890,620
                                                                      ----------
   OIL & GAS (7.9%)
   Apache Corp.                                               8,400      631,848
   Chevron Corp.                                             46,200    2,990,526
   ConocoPhillips                                            41,200    2,880,292
&  ENSCO International, Inc.                                169,400    7,892,345
   ExxonMobil Corp.                                          82,500    5,242,050
&  Pride International, Inc.                 (h)            211,400    6,027,014
&  Rowan Cos., Inc.                                         183,900    6,526,611
&  Transocean, Inc.                          (h)            127,200    7,798,632
                                                                      ----------
                                                                      39,989,318
                                                                      ----------
   OIL & GAS SERVICES (2.1%)
   Baker Hughes, Inc.                                        58,400    3,485,312
   BJ Services Co.                           (c)            106,400    3,829,336
   Weatherford International Ltd.            (c)(h)          52,400    3,597,784
                                                                      ----------
                                                                      10,912,432
                                                                      ----------
   PACKAGING & CONTAINERS (0.7%)
   Owens-IIlinois, Inc.                      (h)            166,600    3,435,292
                                                                      ----------
   PHARMACEUTICALS (3.4%)
   Bristol-Myers Squibb Co.                                  68,800    1,655,328
   Caremark Rx, Inc.                         (h)             76,600    3,824,638
   Gilead Sciences, Inc.                     (h)             60,500    2,949,980
&  Pfizer, Inc.                                             272,400    6,801,828
   Teva Pharmaceutical Industries Ltd. ADR   (c)(i)          14,800      494,616
   Wyeth                                                     36,300    1,679,601
                                                                      ----------
                                                                      17,405,991
                                                                      ----------
   RETAIL (5.1%)
   Bed Bath & Beyond, Inc.                   (h)             77,300    3,105,914
   Best Buy Co., Inc.                                        67,500    2,938,275
   CVS Corp.                                                 59,500    1,726,095
   Gap, Inc. (The)                           (c)            169,700    2,957,871
   Home Depot, Inc.                                          33,700    1,285,318
   Kohl's Corp.                              (h)             60,100    3,015,818
   Lowe's Cos., Inc.                         (c)             53,200    3,426,080
   Target Corp.                                              57,700    2,996,361
   Walgreen Co.                                              65,200    2,832,940
   Wal-Mart Stores, Inc.                                     36,100    1,581,902
                                                                      ----------
                                                                      25,866,574
                                                                      ----------
   SAVINGS & LOANS (0.3%)
   Washington Mutual, Inc.                   (c)             43,100    1,690,382
                                                                      ----------
   SEMICONDUCTORS (2.7%)
   Analog Devices, Inc.                                      47,900    1,779,006
   Intel Corp.                                              173,500    4,276,775
   Linear Technology Corp.                                   55,200    2,074,968
   Maxim Integrated Products, Inc.                           30,300    1,292,295
   National Semiconductor Corp.                              20,000      526,000
   Texas Instruments, Inc.                                  118,000    4,000,200
                                                                      ----------
                                                                      13,949,244
                                                                      ----------
   SOFTWARE (0.8%)

   BMC Software, Inc.                    (h)                45,000       949,500
   Microsoft Corp.                                          42,900     1,103,817
   Oracle Corp.                          (c)(h)            177,320     2,196,995
                                                                     -----------
                                                                       4,250,312
                                                                     -----------
   TELECOMMUNICATIONS (6.4%)
   ALLTEL Corp.                                             42,800     2,786,708
   BellSouth Corp.                       (c)                79,300     2,085,590
   Corning, Inc.                         (h)               180,800     3,494,864
   Lucent Technologies, Inc.             (h)               478,000     1,553,500
&  Motorola, Inc.                                          309,700     6,841,273
   Nokia ADR                             (i)               234,300     3,962,013
   QUALCOMM, Inc.                                           33,100     1,481,225
   SBC Communications, Inc.              (c)                81,400     1,951,158
   Sprint Nextel Corp.                                     250,000     5,945,000
   Verizon Communications, Inc.                             82,700     2,703,463
                                                                     -----------
                                                                      32,804,794
                                                                     -----------
   TOYS, GAMES & HOBBIES (0.3%)
   Mattel, Inc.                                             76,400     1,274,352
                                                                     -----------
   TRANSPORTATION (0.9%)
   FedEx Corp.                                              33,700     2,936,281
   Norfolk Southern Corp.                                   34,300     1,391,208
                                                                     -----------
                                                                       4,327,489
                                                                     -----------
   Total Common Stocks
      (Cost $297,230,670)                                            352,645,058
                                                                     -----------

   CONVERTIBLE PREFERRED STOCKS (0.4%)

   CAPITAL MARKETS (0.4%)
   Goldman Sachs Group, Inc. (The)
   2.125% Series BSKT                                       20,000     2,012,680
                                                                     -----------
   HEALTH CARE SERVICES (0.0%)           ++
   QuadraMed Corp.
   5.50%                                 (a)(k)              4,900       110,250
                                                                     -----------
   Total Convertible Preferred Stocks
      (Cost $2,122,500)                                                2,122,930
                                                                     -----------

                                                           PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ----------   ---------
   SHORT-TERM INVESTMENTS (18.8%)

   CERTIFICATES OF DEPOSIT (0.5%)
   Skandinaviska Enskilda Banken AB
   3.77%, due 2/22/06                 (d)(l)              $2,415,487   2,415,487
                                                                       ---------
   Total Certificates of Deposit
      (Cost $2,415,487)                                                2,415,487
                                                                       ---------
   COMMERCIAL PAPER (9.4%)
   American General Finance Corp.
   3.72%, due 10/12/05                (m)                  3,200,000   3,196,363
   3.80%, due 10/4/05                 (m)                  2,500,000   2,499,208
   Clipper Receivables Corp.
   3.76%, due 10/6/05                 (l)                  1,720,316   1,720,316
   Compass Securitization LLC
   3.79%, due 10/24/05                (l)                  1,715,203   1,715,203
   General Electric Capital Corp.
   3.72%, due 10/19/05                                       465,000     464,135
   Goldman Sachs Group, Inc. (The)
   3.80%, due 10/3/05                                        400,000     399,916
   ING US Funding LLC

   3.61%, due 10/7/05                     (m)             3,450,000    3,447,924
   Jupiter Securitization Corp.
   3.72%, due 10/12/05                    (l)             1,035,209    1,035,209
   Lexington Parker Capital Corp.
   3.80%, due 10/3/05                     (l)             1,723,163    1,723,163
   Liberty Street Funding Co.
   3.75%, due 10/31/05                    (l)             1,380,279    1,380,279
   Merck & Co., Inc.
   3.72%, due 10/21/05                    (m)             5,620,000    5,608,385
   Morgan Stanley
   3.70%, due 10/13/05                                      500,000      499,383
   Rabobank USA Finance Corp.
   3.76%, due 10/5/05                                     6,420,000    6,417,318
   Ranger Funding Co. LLC
   3.76%, due 10/24/05                    (l)             1,368,417    1,368,417
   Sheffiled Receivables Corp.
   3.79%, due 10/12/05                    (l)             1,725,348    1,725,348
   Toyota Motor Credit Corp.
   3.71%, due 10/6/05                                     5,000,000    4,997,424
   UBS Finance Delaware LLC
   3.86%, due 10/3/05                                     9,600,000    9,597,941
                                                                      ----------
   Total Commercial Paper
      (Cost $47,795,932)                                              47,795,932
                                                                      ----------
   FEDERAL AGENCY (0.4%)
   Federal Home Loan Bank
   3.55%, due 10/4/05                                     2,060,000    2,059,391
                                                                      ----------
   Total Federal Agency
      (Cost $2,059,391)                                                2,059,391
                                                                      ----------

                                                             SHARES      VALUE
                                                           ---------   ---------
   INVESTMENT COMPANY (0.8%)
   BGI Institutional Money Market Fund    (l)                 20,145      20,145
      Merrill Lynch Funds For
      Institutions Series - Premier
      Institutional Fund                                   4,090,000   4,090,000
                                                                       ---------
   Total Investment Company
      (Cost $4,110,145)                                                4,110,145
                                                                       ---------

                                                           PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ----------   ---------
   TIME DEPOSITS (7.7%)
   Barclays
   3.70%, due 10/14/05                    (l)             $2,070,418   2,070,418
   BNP Paribas
   3.95%, due 10/3/05                     (l)              6,211,254   6,211,254
   Calyon
   3.75%, due 10/27/05                    (l)              3,450,696   3,450,696
   Credit Suisse First Boston Corp.
   3.74%, due 11/1/05                     (l)              2,415,488   2,415,488
   First Tennessee National Corp.
   3.70%, due 10/13/05                    (l)              2,415,488   2,415,488
   Fortis Bank
   3.75%, due 10/18/05                    (l)              5,176,045   5,176,045
   HBOS Halifax Bank of Scotland
   3.75%, due 11/1/05                     (l)              2,415,488   2,415,488
   Lloyds TSB Bank
   3.76%, due 10/28/05                    (l)              1,725,348   1,725,348
   Marshall & Ilsley Bank
   3.97%, due 12/29/05                    (l)              2,760,557   2,760,557
   Regions Bank

   3.76%, due 10/21/05            (l)                2,415,488      2,415,488
   Societe Generale
   3.77%, due 11/1/05             (l)                5,866,184      5,866,184
   Wells Fargo
   3.77%, due 10/20/05            (l)                2,415,487      2,415,487
                                                                 ------------
   Total Time Deposits
      (Cost $39,337,941)                                           39,337,941
                                                                 ------------
   Total Short-Term Investments
      (Cost $95,718,896)                                           95,718,896
                                                                 ------------
   Total Investments
      (Cost $542,451,919)         (n)                    117.5%   598,512,254(o)
   Liabilities in Excess of
      Cash and Other Assets                              (17.5)   (89,180,419)
                                                     ---------   ------------
   Net Assets                                            100.0%  $509,331,835
                                                     =========   ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b)  Issue in default.

(c)  Represents security, or a portion thereof, which is out on loan.

(d)  Floating rate. Rate shown is the rate in effect at September 30, 2005.

(e) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and the maturity will be determined upon settlement.

(f)  Restricted security.

(g) Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.

(h)  Non-income producing security.

(i)  ADR - American Depositary Receipt.

(j)  One contract relates to 100 shares.

(k)  Illiquid security.

(l) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)  Segregated or partially segregated as collateral for TBA.

(n)  The cost for federal income tax purposes is $544,874,378.

(o) At September 30, 2005, net unrealized appreciation was $53,637,876 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $64,087,244 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $10,449,368.

Restricted security held at September 30, 2005:

                                     DATE OF     PRINCIPAL              9/30/2005   PERCENTAGE OF
SECURITY                           ACQUISITION     AMOUNT      COST       VALUE       NET ASSETS
--------                           -----------   ---------   --------   ---------   -------------
Goodyear Tire & Rubber Co. (The)
   5.89%, due 4/30/10                4/1/2005     $175,000   $175,000    $177,078        0.1%

MAINSTAY VP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2005 unaudited

                                                           SHARES       VALUE
                                                         ---------   -----------
   COMMON STOCKS (92.1%)                           +

   AEROSPACE & DEFENSE (2.6%)
   Northrop Grumman Corp.                                  199,400   $10,837,390
   Raytheon Co.                                            151,100     5,744,822
                                                                     -----------
                                                                      16,582,212
                                                                     -----------
   BUILDING PRODUCTS (1.0%)
   American Standard Cos., Inc.                            137,200     6,386,660
                                                                     -----------
   CAPITAL MARKETS (5.5%)
   Goldman Sachs Group, Inc. (The)                          64,600     7,854,068
   Merrill Lynch & Co., Inc.                               154,100     9,454,035
   Morgan Stanley                                          119,100     6,424,254
   State Street Corp.                                      217,900    10,659,668
                                                                     -----------
                                                                      34,392,025
                                                                     -----------
   COMMERCIAL BANKS (8.4%)
&  Bank of America Corp.                                   424,892    17,887,953
   PNC Financial Services Group, Inc. (The)                111,000     6,440,220
   U.S. Bancorp                                            328,300     9,218,664
   Wachovia Corp.                                          186,600     8,880,294
   Wells Fargo & Co.                                       168,100     9,845,617
                                                                     -----------
                                                                      52,272,748
                                                                     -----------
   COMMUNICATIONS EQUIPMENT (4.6%)
   Lucent Technologies, Inc.                       (a)   1,302,500     4,233,125
&  Motorola, Inc.                                          552,900    12,213,561
&  Nokia OYJ ADR                                   (b)     713,200    12,060,212
                                                                     -----------
                                                                      28,506,898
                                                                     -----------
   COMPUTERS & PERIPHERALS (2.6%)
   International Business Machines Corp.                   145,900    11,704,098
   Lexmark International, Inc.                     (a)      76,900     4,694,745
                                                                     -----------
                                                                      16,398,843
                                                                     -----------
   CONTAINERS & PACKAGING (1.3%)
   Owens-IIlinois, Inc.                            (a)     389,100     8,023,242
                                                                     -----------
   DIVERSIFIED FINANCIAL SERVICES (5.8%)
&  Citigroup, Inc.                                         556,397    25,327,189
   JPMorgan Chase & Co.                                    317,740    10,780,918
                                                                     -----------
                                                                      36,108,107
                                                                     -----------
   DIVERSIFIED TELECOMMUNICATION SERVICES (3.4%)
   BellSouth Corp.                                         227,800     5,991,140
   SBC Communications, Inc.                        (c)     270,700     6,488,679
   Verizon Communications, Inc.                            270,700     8,849,183
                                                                     -----------
                                                                      21,329,002
                                                                     -----------
   ENERGY EQUIPMENT & SERVICES (8.0%)

   ENSCO International, Inc.                                256,700   11,959,653
&  Pride International, Inc.                 (a)            425,000   12,116,750
   Rowan Cos., Inc.                                         337,400   11,974,326
&  Transocean, Inc.                          (a)            232,200   14,236,182
                                                                      ----------
                                                                      50,286,911
                                                                      ----------
   FOOD & STAPLES RETAILING (3.7%)
   CVS Corp.                                                274,200    7,954,542
   Kroger Co. (The)                          (a)            467,600    9,627,884
   Wal-Mart Stores, Inc.                                    121,800    5,337,276
                                                                      ----------
                                                                      22,919,702
                                                                      ----------
   FOOD PRODUCTS (4.0%)
   Cadbury Schweppes PLC Sponsored ADR       (b)            233,200    9,498,236
   General Mills, Inc.                                      210,200   10,131,640
   Kraft Foods, Inc. Class A                 (c)            174,900    5,350,191
                                                                      ----------
                                                                      24,980,067
                                                                      ----------
   HEALTH CARE PROVIDERS & SERVICES (0.7%)
   HCA, Inc.                                                 86,000    4,121,120
                                                                      ----------
   HOUSEHOLD PRODUCTS (1.8%)
   Kimberly-Clark Corp.                                     188,500   11,221,405
                                                                      ----------
   INSURANCE (6.4%)
   AFLAC, Inc.                                              149,600    6,776,880
   Allstate Corp. (The)                                     157,200    8,691,588
   Hartford Financial Services Group, Inc.
      (The)                                                 112,200    8,658,474
   Prudential Financial, Inc.                               133,800    9,039,528
   St. Paul Travelers Cos., Inc. (The)                      147,710    6,627,748
                                                                      ----------
                                                                      39,794,218
                                                                      ----------
   IT SERVICES (1.6%)
   Computer Sciences Corp.                   (a)(c)         212,900   10,072,299
                                                                      ----------
   MACHINERY (0.5%)
   Navistar International Corp.              (a)             95,100    3,084,093
                                                                      ----------
   MEDIA (2.9%)
   Gannett Co., Inc.                                         85,100    5,857,433
&  Time Warner, Inc.                                        686,700   12,436,137
                                                                      ----------
                                                                      18,293,570
                                                                      ----------
   METALS & MINING (3.2%)
   Alcoa, Inc.                                              344,228    8,406,048
   Inco Ltd.                                 (c)            238,600   11,297,710
                                                                      ----------
                                                                      19,703,758
                                                                      ----------
   OIL, GAS & CONSUMABLE FUELS (6.9%)
   Chevron Corp.                                            155,686   10,077,555
   ConocoPhillips                                           136,800    9,563,688
&  ExxonMobil Corp.                                         277,300   17,619,642
   Kerr-McGee Corp.                                          57,798    5,612,764
                                                                      ----------
                                                                      42,873,649
                                                                      ----------
   PHARMACEUTICALS (6.3%)
   Bristol-Myers Squibb Co.                                 229,000    5,509,740
&  Pfizer, Inc.                                             916,600   22,887,502
   Pharmaceutical HOLDRs Trust               (c)(d)          75,800    5,325,708

   Wyeth                                                   121,800     5,635,686
                                                                     -----------
                                                                      39,358,636
                                                                     -----------
   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT (1.1%)
   Texas Instruments, Inc.                                 200,100     6,783,390
                                                                     -----------
   SOFTWARE (0.5%)
   BMC Software, Inc.                   (a)                151,000     3,186,100
                                                                     -----------
   SPECIALTY RETAIL (2.3%)
   Gap, Inc. (The)                                         568,800     9,914,184
   Home Depot, Inc.                                        113,200     4,317,448
                                                                     -----------
                                                                      14,231,632
                                                                     -----------
   THRIFTS & MORTGAGE FINANCE (2.6%)
   PMI Group, Inc. (The)                                   243,300     9,700,371
   Washington Mutual, Inc.              (c)                161,500     6,334,030
                                                                     -----------
                                                                      16,034,401
                                                                     -----------
   WIRELESS TELECOMMUNICATION
      SERVICES (4.4%)
   ALLTEL Corp.                                            142,300     9,265,153
&  Sprint Nextel Corp.                  (c)                774,500    18,417,610
                                                                     -----------
                                                                      27,682,763
                                                                     -----------
   Total Common Stocks
      (Cost $498,417,719)                                            574,627,451
                                                                     -----------
   CONVERTIBLE PREFERRED STOCK (1.0%)

   CAPITAL MARKETS (1.0%)
   Goldman Sachs Group, Inc. (The)
   2.125% Series BSKT                   (e)                 60,000     6,038,040
                                                                     -----------
   Total Convertible Preferred Stock
      (Cost $6,000,000)                                                6,038,040
                                                                     -----------
   INVESTMENT COMPANY (1.0%)

   CAPITAL MARKETS (1.0%)
   iShares Russell 1000 Value Index
   Fund                                 (c)(d)              91,200     6,280,032
                                                                     -----------
   Total Investment Company
      (Cost $5,842,882)                                                6,280,032
                                                                     -----------

                                                           NUMBER OF
                                                         CONTRACTS (f)
                                                         -------------
   PURCHASED CALL OPTION (0.3%)

   ENERGY EQUIPMENT & SERVICES
      (0.1%)
   ENSCO International, Inc.
   Strick Price $40.00
   Expire 12/17/05                (a)(g)                         1,280   108,800
   Pride International, Inc.
   Strick Price $25.00
   Expire 1/21/06                 (a)(g)                         1,850   129,500
   Transocean, Inc.
   Strike Price $55.00
   Expire 11/19/05                (a)(g)                         1,360   142,800
   Rowan Cos., Inc.
   Strike Price $35.00
   Expire 1/21/06                 (a)(g)                         1,710   437,760
                                                                         -------
                                                                         818,860
                                                                         -------

   PHARMACEUTICALS (0.2%)
   Pfizer, Inc.
   Strike Price $25.00
   Expire 12/17/05               (a)(g)                        5,881     676,315
   Strike Price $25.00
   Expire 1/21/06                (a)(g)                        1,847     258,580
                                                                       ---------
                                                                         934,895
                                                                       ---------
   Total Purchased Call Option
      (Premium $2,585,776)                                             1,753,755
                                                                       ---------

                                                         PRINCIPAL
                                                           AMOUNT
                                                        -----------
   SHORT-TERM INVESTMENTS (13.7%)

   CERTIFICATES OF DEPOSIT (0.3%)
   Skandinaviska Enskilda Banken AB   (h)(i)
   3.96%, due 2/22/06                                   $ 2,049,481    2,049,481
                                                                      ----------
   Total Certificates of Deposit
      (Cost $2,049,481)                                                2,049,481
                                                                      ----------
   COMMERCIAL PAPER (6.6%)
   Clipper Receivables Corp.
   3.76%, due 10/6/05                 (h)                 1,459,645    1,459,645
   Compass Securitization LLC
   3.79%, due 10/24/05                (h)                 1,455,307    1,455,307
   ING US Funding LLC
   3.61%, due 10/7/05                                     2,360,000    2,358,580
   Jupiter Securitization Corp.
   3.72%, due 10/12/05                (h)                   878,349      878,349
   Lexington Parker Capital Corp.
   3.80%, due 10/3/05                 (h)                 1,462,061    1,462,061
   Liberty Street Funding Co.
   3.75%, due 10/31/05                (h)                 1,171,132    1,171,132
   Merck & Co., Inc.
   3.72%, due 10/21/05                                    2,165,000    2,160,526
                                                                      ----------
   Morgan Stanley
   3.70%, due 10/13/05                                    4,000,000    3,995,067
   Rabobank USA Finance Corp.
   3.76%, due 10/5/05                                     2,875,000    2,873,799
   Ranger Funding Co. LLC
   3.76%, due 10/24/05                (h)                 1,161,068    1,161,068
   Sheffiled Receivables Corp.
   3.79%, due 10/12/05                (h)                 1,463,915    1,463,915
   Societe Generale North America,
      Inc.
   3.76%, due 10/11/05                                    6,000,000    5,993,733
   Toyota Motor Credit Corp.
   3.71%, due 10/6/05                                     3,035,000    3,033,436
   3.72%, due 10/18/05                                    2,000,000    1,996,487
   UBS Finance Delaware LLC
   3.86%, due 10/3/05                                    10,015,000   10,012,852
                                                                      ----------
   Total Commercial Paper
      (Cost $41,475,957)                                              41,475,957
                                                                      ----------

                                                                  SHARES
                                                                  ------
   INVESTMENT COMPANY (0.0%)   ++

   BGI Institutional Money Market Fund   (h)                     17,093   17,093
                                                                          ------
   Total Investment Company
      (Cost $17,093)                                                      17,093
                                                                          ------

                                                     PRINCIPAL
                                                      AMOUNT
                                                    ----------
   TIME DEPOSITS (5.4%)
   Barclays
   3.70%, due 10/14/05                      (h)     $1,756,698      1,756,698
   BNP Paribas
   3.95%, due 10/3/05                       (h)      5,270,094      5,270,094
   Calyon
   3.75%, due 10/27/05                      (h)      2,927,830      2,927,830
   Credit Suisse First Boston Corporation
   3.74%, due 11/1/05                       (h)      2,049,481      2,049,481
   First Tennessee National Corporation
   3.70%, due 10/13/05                      (h)      2,049,481      2,049,481
   Fortis Bank
   3.75%, due 10/18/05                      (h)      4,391,745      4,391,745
   HBOS Halifax Bank of Scotland
   3.75%, due 11/1/05                       (h)      2,049,481      2,049,481
   Lloyds TSB Bank
   3.76%, due 10/28/05                      (h)      1,463,915      1,463,915
   Marshall & Ilsley Bank
   3.97%, due 12/29/05                      (h)      2,342,264      2,342,264
   Regions Bank
   3.76%, due 10/21/05                      (h)      2,049,481      2,049,481
   Societe Generale
   3.77%, due 11/1/05                       (h)      4,977,311      4,977,311
   Wells Fargo
   3.77%, due 10/20/05                      (h)      2,049,481      2,049,481
                                                                 ------------
   Total Time Deposits
      (Cost $33,377,262)                                           33,377,262
                                                                 ------------
   FEDERAL AGENCIES (0.4%)
   Federal Home Loan Bank
      (zero coupon), due 10/4/05                     2,310,000      2,309,316
                                                                 ------------
   Total Federal Agencies
      (Cost $2,309,316)                                             2,309,316
                                                                 ------------
   Total Short-Term Investments
      (Cost $79,229,109)                                           79,229,109
                                                                 ------------
   Total Investments
      (Cost $592,075,486)                   (j)          107.0%   667,928,387(k)
   Liabilities in Excess of
      Cash and Other Assets                               (7.0)   (43,645,422)
                                                    ----------   ------------
   Net Assets                                            100.0%  $624,282,965
                                                    ==========   ============

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

++   Less than one-tenth of a percent.

(a)  Non-income producing security.

(b)  ADR - American Depositary Receipt.

(c)  Represents security, or a portion thereof, which is out on loan.

(d) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(e) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.

(f)  One contract relates to 100 shares.

(g)  Options can be exercised into the underlying common stock.

(h) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(i)  Floating rate. Rate shown is the rate in effect at September 30, 2005.

(j)  The cost for federal income tax purposes is $594,078,444.

(k) At September 30, 2005 net unrealized appreciation was $73,849,943, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $86,957,336 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $13,107,393.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP SERIES FUND, INC.


By:    /s/ Gary E. Wendlandt
       -----------------------------
       Gary E. Wendlandt
       Chairman and Chief Executive Officer

Date:  November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Gary E. Wendlandt
       -----------------------------
       Gary E. Wendlandt
       Chairman and Chief Executive Officer

Date:  November 28, 2005


By:    /s/ Jeffrey J. Gaboury
       -----------------------------
       Jeffrey J. Gaboury
       Treasurer, Chief Financial and Accounting
       Officer and Assistant Secretary

Date:  November 28, 2005